UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: OCTOBER 31, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck BDC Income ETF

Ticker: BIZD

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck BDC Income ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck BDC Income ETF	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,218,985,319
  Number of Portfolio Holdings29
  Portfolio Turnover Rate10%
  Advisory Fees Paid$2,339,543

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
99.1%
Other Investments
0.8%
Other assets less liabilities *
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.1%
Other Investments		0.8%
Financials		99.1%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.0%

Top Ten Holdings (% of Total Net Assets)

Ares Capital Corp.	21.6%
FS KKR Capital Corp.	9.2%
Blue Owl Capital Corp.	8.9%
Blackstone Secured Lending Fund	8.7%
Hercules Capital, Inc.	4.7%
Main Street Capital Corp.	4.7%
Golub Capital BDC, Inc.	4.6%
Sixth Street Specialty Lending, Inc.	3.6%
Prospect Capital Corp.	3.6%
Morgan Stanley Direct Lending Fund	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CEF Muni Income ETF

Ticker: XMPT

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck CEF Muni Income ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CEF Muni Income ETF	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$228,610,728
  Number of Portfolio Holdings56
  Portfolio Turnover Rate5%
  Advisory Fees Paid$462,613

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Municipal Fixed Income
99.8%
Other assets less liabilities
0.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.2%
Municipal Fixed Income		99.8%

Top Ten Holdings (% of Total Net Assets)

Nuveen Quality Municipal Income Fund	8.0%
Nuveen AMT-Free Quality Municipal Income Fund	8.0%
Nuveen AMT-Free Municipal Credit Income Fund	7.9%
Nuveen Municipal Credit Income Fund	7.8%
BlackRock Municipal 2030 Target Term Trust	5.1%
Nuveen Municipal Value Fund, Inc.	4.7%
Nuveen Municipal High Income Opportunity Fund	2.7%
BlackRock MuniYield Quality Fund III, Inc.	2.4%
BlackRock Municipal Income Fund, Inc.	2.3%
BlackRock MuniYield Quality Fund, Inc.	2.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck China Bond ETF

Ticker: CBON

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck China Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$22,430,460
  Number of Portfolio Holdings35
  Portfolio Turnover Rate68%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
39.1%
Utilities
23.3%
Government
21.6%
Energy
8.0%
Industrials
5.0%
Other assets less liabilities
3.0%
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		3.0%
Industrials		5.0%
Energy		8.0%
Government		21.6%
Utilities		23.3%
Financials		39.1%

Top Ten Holdings (% of Total Net Assets)

Guangdong Hengjian Investment Holding Co. Ltd., 3.28%, 1/14/2027	6.4%
China Government Bond, 2.29%, 12/25/2024	5.6%
China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	5.0%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	5.0%
China Railway Group Ltd., 2.58%, 8/3/2025	5.0%
China Government Bond, 1.99%, 4/9/2025	4.9%
China Three Gorges Corp., 4.15%, 5/11/2026	4.7%
China Huaneng Group Co. Ltd., 3.95%, 4/21/2026	4.7%
China Government Bond, 2.67%, 11/25/2033	4.5%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	4.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Emerging Markets High Yield Bond ETF

Ticker: HYEM

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$409,490,994
  Number of Portfolio Holdings522
  Portfolio Turnover Rate16%
  Advisory Fees Paid$774,628

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
29.4%
Energy
18.4%
Basic Materials
11.5%
Industrials
9.9%
Utilities
7.7%
Consumer Cyclicals
4.4%
Technology
3.9%
Consumer Non-Cyclicals
3.6%
Healthcare
3.5%
Government
2.9%
Real Estate
2.7%
Other assets less liabilities
2.0%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		2.0%
Real Estate		2.7%
Government		2.9%
Healthcare		3.5%
Consumer Non-Cyclicals		3.6%
Technology		3.9%
Consumer Cyclicals		4.4%
Utilities		7.7%
Industrials		9.9%
Basic Materials		11.5%
Energy		18.4%
Financials		29.4%

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	2.2%
Provincia de Buenos Aires, 6.62%, 9/1/2037	1.3%
Bank of Communications Co. Ltd., 3.80% (Perpetual)	1.0%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	1.0%
Southern Gas Corridor CJSC, 6.88%, 3/24/2026	0.8%
Samarco Mineracao SA, 9.00%, 6/30/2031	0.6%
First Quantum Minerals Ltd., 9.38%, 3/1/2029	0.6%
DP World Salaam, 6.00% (Perpetual)	0.6%
First Quantum Minerals Ltd., 6.88%, 10/15/2027	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fallen Angel High Yield Bond ETF

Ticker: ANGL

Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$3,048,697,553
  Number of Portfolio Holdings123
  Portfolio Turnover Rate12%
  Advisory Fees Paid$3,837,587

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Cyclicals
24.8%
Technology
17.7%
Energy
12.1%
Real Estate
10.2%
Financials
8.6%
Industrials
7.0%
Consumer Non-Cyclicals
6.7%
Basic Materials
5.3%
Healthcare
4.0%
Utilities
1.2%
Other Investments
0.5%
Other assets less liabilities
1.9%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.9%
Other Investments		0.5%
Utilities		1.2%
Healthcare		4.0%
Basic Materials		5.3%
Consumer Non-Cyclicals		6.7%
Industrials		7.0%
Financials		8.6%
Real Estate		10.2%
Energy		12.1%
Technology		17.7%
Consumer Cyclicals		24.8%

Top Ten Holdings (% of Total Net Assets)

Vodafone Group Plc, 7.00%, 4/4/2079	3.8%
Newell Brands, Inc., 5.70%, 4/1/2026	3.6%
Entegris, Inc., 4.75%, 4/15/2029	2.8%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	2.5%
Dresdner Funding Trust I, 8.15%, 6/30/2031	2.0%
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.62%, 4/16/2029	1.6%
EQM Midstream Partners LP, 5.50%, 7/15/2028	1.5%
Standard Chartered Plc, 7.01%, 7/30/2037	1.4%
Rogers Communications, Inc., 5.25%, 3/15/2082	1.3%
Nordstrom, Inc., 5.00%, 1/15/2044	1.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Bond ETF

Ticker: GRNB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Green Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$106,809,265
  Number of Portfolio Holdings410
  Portfolio Turnover Rate7%
  Advisory Fees Paid$100,074

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
35.3%
Utilities
20.0%
Government
10.8%
Real Estate
7.7%
Basic Materials
5.1%
Consumer Cyclicals
5.1%
Technology
4.4%
Mortgage Securities
3.4%
Industrials
2.2%
Consumer Non-Cyclicals
1.7%
Energy
1.5%
Other Investments
1.2%
Other assets less liabilities
1.7%
0
5
10
15
20
25
30
35
40

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		1.2%
Energy		1.5%
Consumer Non-Cyclicals		1.7%
Industrials		2.2%
Mortgage Securities		3.4%
Technology		4.4%
Consumer Cyclicals		5.1%
Basic Materials		5.1%
Real Estate		7.7%
Government		10.8%
Utilities		20.0%
Financials		35.3%

Top Ten Holdings (% of Total Net Assets)

European Investment Bank, 3.75%, 2/14/2033	1.3%
European Investment Bank, 4.38%, 10/10/2031	1.1%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	1.0%
Ford Motor Co., 3.25%, 2/12/2032	0.9%
Gaci First Investment Co., 5.25%, 10/13/2032	0.8%
Industrial & Commercial Bank of China Ltd., 5.44%, 10/25/2026	0.8%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.7%
European Investment Bank, 2.88%, 6/13/2025	0.7%
JPMorgan Chase & Co., 6.07%, 10/22/2027	0.7%
Hong Kong Government International Bond, 4.00%, 6/7/2033	0.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck High Yield Muni ETF

Ticker: HYD

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck High Yield Muni ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$3,135,101,594
  Number of Portfolio Holdings1,487
  Portfolio Turnover Rate7%
  Advisory Fees Paid$4,958,017

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrial Development Revenue 14.9%
Hospitals 12.4%
Tax 12.2%
Education 9.7%
Local GO 8.6%
Health 7.3%
Tobacco 4.6%
Toll & Turnpike 4.5%
Leasing COPS & Appropriations 4.2%
Multi-Family Housing 3.3%
Utilities 2.8%
State GO 2.7%
Power 2.7%
Airport 2.1%
Miscellaneous 1.5%
Water & Sewer 1.4%
Transportation 1.1%
Other Investments 2.3%
Other assets less liabilities 1.7%
0
2
4
6
8
10
12
14
16

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		2.3%
Transportation		1.1%
Water & Sewer		1.4%
Miscellaneous		1.5%
Airport		2.1%
Power		2.7%
State GO		2.7%
Utilities		2.8%
Multi-Family Housing		3.3%
Leasing COPS & Appropriations		4.2%
Toll & Turnpike		4.5%
Tobacco		4.6%
Health		7.3%
Local GO		8.6%
Education		9.7%
Tax		12.2%
Hospitals		12.4%
Industrial Development Revenue		14.9%

Top Ten Holdings (% of Total Net Assets)

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/2058	1.2%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	1.0%
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1, 0.00%, 7/1/2051	0.9%
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/2040	0.8%
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/2053	0.8%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.7%
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project, 5.45%, 9/1/2052	0.7%
Inland Empire Tobacco Securitization Authority, Series C-2, 0.00%, 6/1/2047	0.6%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	0.6%
Tobacco Settlement Financing Corp., 5.00%, 6/1/2046	0.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck HIP Sustainable Muni ETF

Ticker: SMI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck HIP Sustainable Muni ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck HIP Sustainable Muni ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$11,575,483
  Number of Portfolio Holdings36
  Portfolio Turnover Rate4%
  Advisory Fees Paid$14,936

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Local GO
Hospitals
State GO
Tax
Water & Sewer
Education
Airport
Toll & Turnpike
Transportation
Leasing COPS & Appropriations
Utilities
Miscellaneous
Power
Other assets less liabilities
20.0%
13.5%
9.7%
9.3%
7.9%
7.6%
7.6%
5.1%
4.4%
4.3%
2.2%
2.2%
2.1%
4.1%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		4.1%
Power		2.1%
Miscellaneous		2.2%
Utilities		2.2%
Leasing COPS & Appropriations		4.3%
Transportation		4.4%
Toll & Turnpike		5.1%
Airport		7.6%
Education		7.6%
Water & Sewer		7.9%
Tax		9.3%
State GO		9.7%
Hospitals		13.5%
Local GO		20.0%

Top Ten Holdings (% of Total Net Assets)

Wylie Independent School District, 5.00%, 8/15/2039	4.8%
City and County of Honolulu, Wastewater System, 4.00%, 7/1/2033	4.4%
Port Authority of New York & New Jersey, 5.00%, 11/15/2042	4.4%
City of Los Angeles Department of Airports, 5.00%, 5/15/2051	4.3%
Dallas Independent School District, Unlimited Tax School Building, 4.00%, 2/15/2054	4.2%
New York City Municipal Water Finance Authority, Water & Sewer System, 5.00%, 6/15/2039	3.5%
San Francisco City & County, International Airport, 5.00%, 5/1/2034	3.4%
Commonwealth of Massachusetts, 5.00%, 11/1/2024	3.1%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, 4.00%, 7/1/2051	3.1%
Pennsylvania Turnpike Commission, 5.00%, 12/1/2051	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck IG Floating Rate ETF

Ticker: FLTR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck IG Floating Rate ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,742,854,322
  Number of Portfolio Holdings294
  Portfolio Turnover Rate54%
  Advisory Fees Paid$1,169,624

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
86.7%
Consumer Cyclicals
5.7%
Industrials
2.6%
Energy
1.2%
Real Estate
1.1%
Other Investments
1.5%
Other assets less liabilities
1.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		1.2%
Other Investments		1.5%
Real Estate		1.1%
Energy		1.2%
Industrials		2.6%
Consumer Cyclicals		5.7%
Financials		86.7%

Top Ten Holdings (% of Total Net Assets)

JPMorgan Chase & Co., 6.20%, 2/24/2028	1.5%
Goldman Sachs Group, Inc., 6.63%, 10/28/2027	1.4%
Wells Fargo & Co., 5.91%, 4/22/2028	1.4%
Morgan Stanley Bank NA, 5.53%, 10/15/2027	1.2%
Morgan Stanley Bank NA, 5.78%, 7/14/2028	1.2%
Australia & New Zealand Banking Group Ltd., 5.65%, 1/18/2027	1.2%
National Australia Bank Ltd., 5.53%, 6/11/2027	1.2%
Goldman Sachs Bank USA, 5.78%, 5/21/2027	1.2%
Macquarie Bank Ltd., 5.77%, 7/2/2027	1.1%
Banco Santander SA, 5.96%, 7/15/2028	1.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Intermediate Muni ETF

Ticker: ITM

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Intermediate Muni  ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,934,557,419
  Number of Portfolio Holdings1,294
  Portfolio Turnover Rate6%
  Advisory Fees Paid$1,666,012

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

State GO
Local GO
Tax
Hospitals
Water & Sewer
Education
Power
Toll & Turnpike
Transportation
Utilities
Leasing COPS & Appropriations
Miscellaneous
Airport
Multi-Family Housing
Other Investments
Other assets less liabilities
14.8%
14.6%
14.1%
7.6%
7.3%
6.9%
6.4%
5.5%
5.1%
4.5%
4.2%
2.0%
1.8%
1.3%
2.6%
1.3%
0
2
4
6
8
10
12
14
16

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		2.6%
Multi-Family Housing		1.3%
Airport		1.8%
Miscellaneous		2.0%
Leasing COPS & Appropriations		4.2%
Utilities		4.5%
Transportation		5.1%
Toll & Turnpike		5.5%
Power		6.4%
Education		6.9%
Water & Sewer		7.3%
Hospitals		7.6%
Tax		14.1%
Local GO		14.6%
State GO		14.8%

Top Ten Holdings (% of Total Net Assets)

California Community Choice Financing Authority, Clean Energy, 5.00%, 8/1/2055	0.6%
State of California, Various Purpose, 4.00%, 3/1/2036	0.5%
California Community Choice, Financing Authority Clean Energy Project, 4.00%, 2/1/2052	0.5%
State of California, 5.25%, 8/1/2032	0.3%
California Community Choice Financing Authority, Clean Energy Project, 5.25%, 1/1/2054	0.3%
New York City Transitional Finance Authority, Future Tax Secured Subordinate-1, 4.00%, 11/1/2030	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
Energy Southeast A Cooperative District, Energy Supply, 5.50%, 11/1/2053	0.3%
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., 5.00%, 11/1/2034	0.3%

Need Additional Information?

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VanEck International High Yield Bond ETF

Ticker: IHY

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck International High Yield Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$25,407,224
  Number of Portfolio Holdings382
  Portfolio Turnover Rate14%
  Advisory Fees Paid$54,190

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
Technology
Industrials
Energy
Consumer Cyclicals
Basic Materials
Utilities
Healthcare
Consumer Non-Cyclicals
Real Estate
Other Investments
Other assets less liabilities
29.2%
12.4%
12.2%
10.6%
8.2%
8.0%
6.4%
5.2%
3.3%
2.1%
0.8%
1.6%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		0.8%
Real Estate		2.1%
Consumer Non-Cyclicals		3.3%
Healthcare		5.2%
Utilities		6.4%
Basic Materials		8.0%
Consumer Cyclicals		8.2%
Energy		10.6%
Industrials		12.2%
Technology		12.4%
Financials		29.2%

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	1.2%
UniCredit SpA, 2.73%, 1/15/2032	0.8%
Electricite de France SA, 3.38% (Perpetual)	0.8%
SoftBank Group Corp., 6.88% (Perpetual)	0.8%
SoftBank Group Corp., 5.12%, 9/19/2027	0.8%
Huarong Finance 2017 Co. Ltd., 4.25%, 11/7/2027	0.8%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 7/15/2028	0.7%
Vodafone Group Plc, 8.00%, 8/30/2086	0.6%
Petrobras Global Finance BV, 6.25%, 12/14/2026	0.5%
Jerrold Finco Plc, 5.25%, 1/15/2027	0.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck J.P. Morgan EM Local Currency Bond ETF

Ticker: EMLC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,821,773,154
  Number of Portfolio Holdings435
  Portfolio Turnover Rate19%
  Advisory Fees Paid$3,698,643

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
90.8%
Financials
6.0%
Other Investments
0.2%
Other assets less liabilities
3.0%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		3.0%
Other Investments		0.2%
Financials		6.0%
Government		90.8%

Top Ten Holdings (% of Total Net Assets)

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2026	1.1%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2026	1.0%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2029	0.8%
Turkiye Government Bond, 26.20%, 10/5/2033	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.8%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.8%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2025	0.7%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long Muni ETF

Ticker: MLN

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Long Muni ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$539,094,072
  Number of Portfolio Holdings593
  Portfolio Turnover Rate4%
  Advisory Fees Paid$597,518

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Local GO 14.2%
Hospitals 14.2%
Tax 14.0%
Water & Sewer 8.5%
Education 7.4%
Toll & Turnpike 6.3%
State GO 5.3%
Single Family Housing 4.9%
Transportation 4.8%
Leasing COPS & Appropriations 4.1%
Power 3.2%
Utilities 3.0%
Airport 2.4%
Multi-Family Housing 1.6%
Industrial Development Revenue 1.1%
Health 1.1%
Miscellaneous 1.0%
Other Investments 1.1%
Other assets less liabilities 1.8%
0
2
4
6
8
10
12
14
16

Value	Value	Value
Other assets less liabilities		1.8%
Other Investments		1.1%
Miscellaneous		1.0%
Health		1.1%
Industrial Development Revenue		1.1%
Multi-Family Housing		1.6%
Airport		2.4%
Utilities		3.0%
Power		3.2%
Leasing COPS & Appropriations		4.1%
Transportation		4.8%
Single Family Housing		4.9%
State GO		5.3%
Toll & Turnpike		6.3%
Education		7.4%
Water & Sewer		8.5%
Tax		14.0%
Hospitals		14.2%
Local GO		14.2%

Top Ten Holdings (% of Total Net Assets)

North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.7%
Los Angeles County, Public Works Financing Authority, 5.25%, 12/1/2041	0.7%
New York State Dormitory Authority, White Plants Hospital, 5.50%, 10/1/2054	0.5%
Dallas Fort Worth International Airport, 4.00%, 11/1/2045	0.5%
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, 4.00%, 12/1/2041	0.4%
New York City Transitional Finance Authority, Future Tax Secured Subordinate, 5.50%, 5/1/2052	0.4%
State of California, Various Purpose, 5.00%, 9/1/2048	0.4%
Lamar Consolidated Independent School District, 5.50%, 2/15/2058	0.4%
City of San Antonio, Texas Electric & Gas Systems, 5.25%, 2/1/2054	0.4%
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, 5.25%, 5/15/2054	0.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics BBB Corporate Bond ETF

Ticker: MBBB

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$9,685,269
  Number of Portfolio Holdings211
  Portfolio Turnover Rate31%
  Advisory Fees Paid$11,002

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Technology
Financials
Consumer Non-Cyclicals
Consumer Cyclicals
Industrials
Healthcare
Utilities
Energy
Real Estate
Basic Materials
Other assets less liabilities
20.5%
17.5%
16.6%
11.4%
8.9%
7.5%
7.1%
4.4%
2.4%
1.8%
1.9%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.9%
Basic Materials		1.8%
Real Estate		2.4%
Energy		4.4%
Utilities		7.1%
Healthcare		7.5%
Industrials		8.9%
Consumer Cyclicals		11.4%
Consumer Non-Cyclicals		16.6%
Financials		17.5%
Technology		20.5%

Top Ten Holdings (% of Total Net Assets)

T-Mobile USA, Inc., 3.75%, 4/15/2027	1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.5%
McDonald's Corp., 2.12%, 3/1/2030	1.4%
Verizon Communications, Inc., 4.33%, 9/21/2028	1.3%
Oracle Corp., 5.38%, 7/15/2040	1.3%
McDonald's Corp., 4.88%, 12/9/2045	1.2%
Time Warner Cable LLC, 7.30%, 7/1/2038	1.1%
Sabine Pass Liquefaction LLC, 5.88%, 6/30/2026	1.0%
Kroger Co., 4.90%, 9/15/2031	1.0%
Fiserv, Inc., 3.20%, 7/1/2026	1.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Moody's Analytics IG Corporate Bond ETF

Ticker: MIG

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$16,605,820
  Number of Portfolio Holdings313
  Portfolio Turnover Rate29%
  Advisory Fees Paid$13,446

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
22.5%
Consumer Non-Cyclicals
20.2%
Technology
17.6%
Utilities
9.4%
Consumer Cyclicals
9.0%
Energy
6.8%
Industrials
6.4%
Healthcare
4.5%
Basic Materials
1.2%
Other Investments
0.7%
Other assets less liabilities
1.7%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		0.7%
Basic Materials		1.2%
Healthcare		4.5%
Industrials		6.4%
Energy		6.8%
Consumer Cyclicals		9.0%
Utilities		9.4%
Technology		17.6%
Consumer Non-Cyclicals		20.2%
Financials		22.5%

Top Ten Holdings (% of Total Net Assets)

BNP Paribas SA, 5.12%, 1/13/2029	1.4%
AT&T, Inc., 3.80%, 12/1/2057	1.1%
Berkshire Hathaway Finance Corp., 4.20%, 8/15/2048	1.0%
Verizon Communications, Inc., 4.02%, 12/3/2029	1.0%
Visa, Inc., 3.15%, 12/14/2025	0.9%
Societe Generale SA, 1.49%, 12/14/2026	0.9%
T-Mobile USA, Inc., 3.88%, 4/15/2030	0.9%
Saudi Arabian Oil Co., 4.25%, 4/16/2039	0.8%
Centene Corp., 3.00%, 10/15/2030	0.8%
Sprint LLC, 7.62%, 3/1/2026	0.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Mortgage REIT Income ETF

Ticker: MORT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$292,026,173
  Number of Portfolio Holdings26
  Portfolio Turnover Rate17%
  Advisory Fees Paid$575,179

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financial Services
100.0%
Liabilities in excess of other assets
–%
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assets		-%
Financial Services		100.0%

Top Ten Holdings (% of Total Net Assets)

Annaly Capital Management, Inc.	12.4%
AGNC Investment Corp.	10.9%
Starwood Property Trust, Inc.	8.9%
Rithm Capital Corp.	7.3%
HA Sustainable Infrastructure Capital, Inc.	5.4%
Blackstone Mortgage Trust, Inc.	5.1%
Arbor Realty Trust, Inc.	5.1%
Ladder Capital Corp.	3.8%
Chimera Investment Corp.	3.3%
MFA Financial, Inc.	3.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Preferred Securities ex Financials ETF

Ticker: PFXF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,953,653,010
  Number of Portfolio Holdings100
  Portfolio Turnover Rate14%
  Advisory Fees Paid$3,584,784

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Electric Utilities & IPPs
26.5%
Residential & Commercial REITs
24.3%
Telecommunications Services
16.4%
Food & Tobacco
5.1%
Automobiles & Auto Parts
4.5%
Chemicals
4.3%
Multiline Utilities
4.3%
Computers Phones & Household Electronics
3.7%
Real Estate Operations
2.3%
Machinery; Equipment & Components
2.0%
Diversified Retail
1.6%
Investment Banking & Investment Services
1.5%
Other Investments
2.8%
Other assets less liabilities
0.7%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.7%
Other Investments		2.8%
Investment Banking & Investment Services		1.5%
Diversified Retail		1.6%
Machinery; Equipment & Components		2.0%
Real Estate Operations		2.3%
Computers Phones & Household Electronics		3.7%
Multiline Utilities		4.3%
Chemicals		4.3%
Automobiles & Auto Parts		4.5%
Food & Tobacco		5.1%
Telecommunications Services		16.4%
Residential & Commercial REITs		24.3%
Electric Utilities & IPPs		26.5%

Top Ten Holdings (% of Total Net Assets)

NextEra Energy, Inc., 7.30%, 6/1/2027	4.5%
Albemarle Corp., 7.25%, 3/1/2027	4.3%
NextEra Energy, Inc., 6.93%, 9/1/2025	3.8%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.7%
AT&T, Inc., 4.75%	3.0%
AT&T, Inc., 5.35%, 11/1/2066	2.7%
AT&T, Inc., 5.00%	2.2%
Duke Energy Corp., 5.75%	2.1%
Southern Co., 4.95%, 1/30/2080	1.9%
AT&T, Inc., 5.62%, 8/1/2067	1.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short High Yield Muni ETF

Ticker: SHYD

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Short High Yield Muni ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$18	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$308,943,221
  Number of Portfolio Holdings423
  Portfolio Turnover Rate15%
  Advisory Fees Paid$558,342

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrial Development Revenue
21.9%
Local GO
10.1%
Hospitals
8.6%
Tax
8.5%
Education
6.8%
Utilities
6.2%
Power
6.1%
Health
6.1%
State GO
5.8%
Leasing COPS & Appropriations
4.0%
Airport
3.0%
Miscellaneous
2.5%
Water & Sewer
2.3%
Toll & Turnpike
1.7%
Transportation
1.5%
Multi-Family Housing
1.5%
Other Investments
1.2%
Other assets less liabilities
2.2%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		2.2%
Other Investments		1.2%
Multi-Family Housing		1.5%
Transportation		1.5%
Toll & Turnpike		1.7%
Water & Sewer		2.3%
Miscellaneous		2.5%
Airport		3.0%
Leasing COPS & Appropriations		4.0%
State GO		5.8%
Health		6.1%
Power		6.1%
Utilities		6.2%
Education		6.8%
Tax		8.5%
Hospitals		8.6%
Local GO		10.1%
Industrial Development Revenue		21.9%

Top Ten Holdings (% of Total Net Assets)

California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	2.1%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.4%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.00%, 8/1/2031	1.4%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	1.3%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.25%, 8/1/2031	1.1%
Puerto Rico Commonwealth, 5.62%, 7/1/2029	1.1%
California Community Choice Financing Authority, Clean Energy Project, 5.25%, 1/1/2054	1.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, 5.00%, 7/1/2030	1.0%
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, 5.00%, 7/1/2029	1.0%
California Housing Finance Agency, 4.00%, 3/20/2033	0.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Short Muni ETF

Ticker: SMB

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - October 31, 2024

This semi-annual shareholder report contains important information about the VanEck Short Muni ETF for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$265,878,231
  Number of Portfolio Holdings338
  Portfolio Turnover Rate11%
  Advisory Fees Paid$91,573

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

State GO
Local GO
Refunded
Tax
Utilities
Transportation
Education
Power
Hospitals
Water & Sewer
Leasing COPS & Appropriations
Toll & Turnpike
Airport
Pollution Control
Multi-Family Housing
Other Investments
Other assets less liabilities
18.8%
14.2%
9.1%
8.9%
8.2%
5.7%
5.6%
5.2%
5.1%
5.0%
3.9%
3.2%
1.5%
1.4%
1.4%
1.5%
1.3%
0
5
10
15
20

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		1.5%
Multi-Family Housing		1.4%
Pollution Control		1.4%
Airport		1.5%
Toll & Turnpike		3.2%
Leasing COPS & Appropriations		3.9%
Water & Sewer		5.0%
Hospitals		5.1%
Power		5.2%
Education		5.6%
Transportation		5.7%
Utilities		8.2%
Tax		8.9%
Refunded		9.1%
Local GO		14.2%
State GO		18.8%

Top Ten Holdings (% of Total Net Assets)

State of California, Various Purpose, 5.00%, 4/1/2030	1.2%
Black Belt Energy Gas District Gas, Project No. 4, 4.00%, 12/1/2049	0.9%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
County of King, Limited Tax, 4.00%, 7/1/2030	0.8%
City of Chicago, 5.00%, 1/1/2030	0.8%
Commonwealth of Pennsylvania, 5.00%, 2/15/2027	0.8%
Metropolitan Transportation Authority, 5.00%, 11/15/2048	0.8%
Los Angeles Unified School District, 5.00%, 7/1/2030	0.7%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, 5.00%, 6/1/2045	0.7%
Tennessee Energy Acquisition Corp., Gas Project, 4.00%, 11/1/2049	0.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION October 31, 2024 (unaudited)

CEF Muni Income ETF	XMPT
High Yield Muni ETF	HYD
HIP Sustainable Muni ETF	SMI
Intermediate Muni ETF	ITM
Long Muni ETF	MLN
Short High Yield Muni ETF	SHYD
Short Muni ETF	SMB

800.826.2333	vaneck.com

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.8%(a)
abrdn National Municipal Income Fund	100,217	$1,075,328
Alliance Bernstein National Municipal Income Fund, Inc.	236,280	2,672,327
BlackRock 2037 Municipal Target Term Trust	35,664	887,142
BlackRock Investment Quality Municipal Trust, Inc.	100,330	1,231,049
BlackRock Long-Term Municipal Advantage Trust	68,041	698,101
BlackRock MuniAssets Fund, Inc.	163,123	1,903,645
BlackRock Municipal 2030 Target Term Trust	548,010	11,623,292
BlackRock Municipal Income Fund, Inc.	428,179	5,330,829
BlackRock Municipal Income Quality Trust	188,153	2,167,523
BlackRock Municipal Income Trust	324,697	3,315,156
BlackRock Municipal Income Trust II	352,985	3,826,357
BlackRock MuniHoldings Fund, Inc.	381,552	4,662,565
BlackRock MuniHoldings Quality Fund II, Inc.	177,731	1,837,738
BlackRock MuniVest Fund II, Inc.	169,754	1,865,596
BlackRock MuniVest Fund, Inc.	454,687	3,328,309
BlackRock MuniYield Fund, Inc.	331,189	3,659,638
BlackRock MuniYield Quality Fund II, Inc.	163,113	1,691,482
BlackRock MuniYield Quality Fund III, Inc.	477,880	5,385,708
BlackRock MuniYield Quality Fund, Inc.	411,205	5,148,287
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	151,197	1,622,344
BNY Mellon Municipal Income, Inc.	122,516	890,691
BNY Mellon Strategic Municipal Bond Fund, Inc.	402,629	2,423,827
BNY Mellon Strategic Municipals, Inc.	509,716	3,231,599
DWS Municipal Income Trust	228,821	2,233,293
Eaton Vance Municipal Bond Fund	416,029	4,355,824
	Number of Shares	Value
Eaton Vance Municipal Income 2028 Term Trust	47,326	$882,157
Eaton Vance Municipal Income Trust	230,711	2,427,080
Eaton Vance National Municipal Opportunities Trust	112,085	1,972,696
Invesco Advantage Municipal Income Trust II	323,680	2,926,067
Invesco Municipal Income Opportunities Trust	201,030	1,324,788
Invesco Municipal Opportunity Trust	493,461	4,929,675
Invesco Municipal Trust	409,141	4,128,233
Invesco Quality Municipal Income Trust	386,305	3,897,817
Invesco Trust for Investment Grade Municipals	399,974	4,143,731
Invesco Value Municipal Income Trust	278,310	3,456,610
MFS Municipal Income Trust	336,330	1,883,448
Neuberger Berman Municipal Fund, Inc.	218,567	2,369,266
Nuveen AMT-Free Municipal Credit Income Fund	1,407,440	18,001,158
Nuveen AMT-Free Municipal Value Fund	131,913	1,832,272
Nuveen AMT-Free Quality Municipal Income Fund	1,580,699	18,336,108
Nuveen Dynamic Municipal Opportunities Fund	299,870	3,214,606
Nuveen Municipal Credit Income Fund	1,396,890	17,726,534
Nuveen Municipal High Income Opportunity Fund	544,752	6,073,985
Nuveen Municipal Value Fund, Inc.	1,203,269	10,721,127
Nuveen Quality Municipal Income Fund	1,530,375	18,349,196
Nuveen Select Tax-Free Income Portfolio	205,593	3,026,329
PIMCO Municipal Income Fund	127,266	1,228,117
PIMCO Municipal Income Fund II	320,463	2,820,074
PIMCO Municipal Income Fund III	168,331	1,323,082

See Notes to Financial Statements

3

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pioneer Municipal High Income Advantage Fund, Inc.	171,473	$1,478,097
Pioneer Municipal High Income Fund Trust	165,089	1,551,837
Pioneer Municipal High Income Opportunities Fund, Inc.	121,425	1,472,254
Putnam Managed Municipal Income Trust	334,588	2,101,213
Putnam Municipal Opportunities Trust	231,049	2,423,704
Western Asset Managed Municipals Fund, Inc.	407,217	4,239,129
Western Asset Municipal High Income Fund, Inc.	109,015	763,105
Total Closed-End Funds: 99.8% (Cost: $246,240,102)		228,091,145
Other assets less liabilities: 0.2%		519,583
NET ASSETS: 100.0%		$228,610,728

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$228,091,145	$—	$—	$228,091,145

See Notes to Financial Statements

4

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.3%
Alabama: 2.2%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.75%, 06/01/35 (c)	$1,400		$1,403,272
5.75%, 06/01/45 (c)	2,000		1,900,478
6.00%, 06/01/50 (c)	5,900		5,676,138
Alabama State Port Authority Docks Facilities, Series A (RB) (AGM)
5.00%, 10/01/29 (c)	1,675		1,733,201
5.00%, 10/01/34 (c)	1,000		1,020,376
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	10,000		9,971,811
Black Belt Energy Gas District, Series A (RB) 5.25%, 01/01/54 (c) (p)	5,000		5,384,577
County of Jefferson AL Sewer Revenue (RB)
5.00%, 10/01/39 (c)	2,500		2,700,258
5.50%, 10/01/53 (c)	3,000		3,250,303
County of Jefferson, Alabama Sewer Warrants (RB) 5.25%, 10/01/49 (c)	7,140		7,622,081
Homewood Educational Building Authority (RB)
5.50%, 10/01/54 (c)	1,000		1,051,822
5.50%, 10/01/54 (c)	1,000		1,051,822
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	1,180		1,345,050
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/49 (c)	8,540		8,929,196
Jefferson County, Alabama Sewer Revenue (RB) 5.25%, 10/01/45 (c)	2,175		2,347,341
Montgomery Alabama Medical Clinic Board of Health Care Facility, Jackson Hospital and Clinic (RB) 5.00%, 03/01/33 (c) (d) *	1,350		918,000
Southeast Energy Authority, A Cooperative District Energy Supply, Series C (RB) 5.00%, 11/01/55 (c) (p)	2,000		2,151,566
The Southeast Alabama Gas Supply District, Project No. 2, Series B (RB) 5.00%, 06/01/49 (c) (p)	2,600		2,782,437
	Par (000’s	)	Value
Alabama (continued)
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 5.25%, 05/01/44 (c)	$7,000		$7,123,304
			68,363,033
Alaska: 0.0%
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	3,000		392,686
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/38 (c)	3,250		3,245,050
6.62%, 09/01/35 (c)	1,000		1,017,922
			4,262,972
Arizona: 2.7%
Arizona Industrial Development Authority (RB)
4.00%, 07/15/51 (c)	500		420,868
5.00%, 07/01/51 (c)	2,420		2,235,700
5.00%, 07/01/51 (c)	1,000		923,843
5.00%, 07/01/54 (c)	1,000		952,446
Arizona Industrial Development Authority, Academies of Math and Science (RB) 5.00%, 07/01/39 (c)	1,000		1,011,541
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 07/01/29 (c)	200		202,782
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/37 (c)	1,195		1,234,025
6.00%, 07/01/47 (c)	2,940		3,006,422
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 03/01/37 (c)	1,545		1,551,776
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/37 (c)	250		252,578
5.25%, 07/01/47 (c)	500		502,147
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/47 (c)	270		270,156
5.00%, 07/01/51 (c)	515		511,961
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/47 (c)	500		500,289

See Notes to Financial Statements

5

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 5.25%, 07/01/53 (c)	$1,000		$1,002,898
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/29 (c)	400		394,956
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, Series A (RB) 4.50%, 07/01/54 (c)	1,000		881,154
Arizona Industrial Development Authority, Education Facility, Series A (RB) 5.25%, 07/01/37 (c)	2,650		2,678,013
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/47 (c)	1,000		1,012,579
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	6,356		6,039,427
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/51 (c)	1,400		1,157,140
Chandler Industrial Development Authority (RB) 4.00%, 06/01/49 (c) (p)	2,000		2,001,631
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM) 5.00%, 07/01/44 (c)	2,990		3,062,796
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/27 (c)	250		241,458
5.00%, 11/15/40 (c)	1,000		900,741
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/56 (c)	1,340		1,264,998
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	105		104,763
5.00%, 07/01/35 (c)	900		903,993
5.00%, 07/01/45 (c)	500		500,200
5.00%, 07/01/46 (c)	1,000		1,000,213
	Par (000’s	)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/42 (c)	$1,250		$1,266,564
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/45 (c)	4,435		4,438,556
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/36 (c)	750		757,290
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 10/15/47 (c)	4,300		3,824,483
Maricopa County Arizona Industrial Development Authority, Valley Christian Schools Project, Series A (RB) 6.38%, 07/01/58 (c)	1,000		1,026,849
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/52 (c)	1,000		1,027,989
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/49 (c)	1,300		1,320,515
5.00%, 07/01/54 (c)	1,400		1,416,822
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/39 (c)	500		507,316
5.00%, 07/01/49 (c)	1,990		1,989,971
5.00%, 07/01/54 (c)	500		493,218
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/47 (c)	1,750		1,752,365
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/57 (c)	5,000		3,599,155
Phoenix Arizona Industrial Development Authority, Guam Facilities Foundation, Inc. Project (RB) 5.12%, 02/01/34 (c)	1,000		948,598

See Notes to Financial Statements

6

	Par (000’s	)	Value
Arizona (continued)
Phoenix Arizona Industrial Development Authority, Provident Group - Falcon Properties LLC, Project, Series A (RB) 4.00%, 12/01/51 (c)	$1,000		$738,850
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 5.62%, 06/15/45 (c)	1,250		1,254,724
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/36 (c)	250		251,999
5.38%, 07/01/46 (c)	250		250,578
5.50%, 07/01/51 (c)	250		250,676
Pima County, Industrial Development Authority, Edkey Charter School Project (RB) 5.00%, 07/01/30 (c)	1,000		1,023,564
Sacramento County, Community Facilities District No. 2005-2 (RB) 5.00%, 12/01/32	2,000		2,151,728
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	7,105		7,710,887
5.25%, 12/01/25	265		269,335
5.25%, 12/01/27	215		225,818
5.25%, 12/01/28	245		259,535
Sierra Vista Industrial Development Authority (RB) 6.38%, 06/15/64 (c)	1,000		999,990
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/54 (c)	355		344,770
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.00%, 10/01/37 (c)	1,200		868,399
6.12%, 10/01/52 (c)	600		367,342
The Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Project (RB)
5.00%, 06/15/44 (c)	1,000		1,006,341
5.00%, 06/15/54 (c)	1,000		992,301
5.00%, 06/15/59 (c)	750		737,056
5.00%, 06/15/64 (c)	3,000		2,921,132
			83,718,210
Arkansas: 1.3%
Arkansas Development Finance Authority, Big River Steel Project (RB)
4.50%, 09/01/49 (c)	12,520		12,244,378
4.75%, 09/01/49 (c)	6,000		5,913,970
	Par (000’s	)	Value
Arkansas (continued)
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB)
5.45%, 09/01/52 (c)	$19,750		$20,496,738
5.70%, 05/01/53 (c)	3,205		3,388,243
			42,043,329
California: 13.4%
Alameda Corridor Transportation Authority (RB) (AGM) 0.00%, 10/01/53 (c) ^	1,905		491,107
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/34 (c)	3,000		3,064,260
5.00%, 10/01/35 (c)	1,650		1,683,772
5.00%, 10/01/36 (c)	2,230		2,274,944
5.00%, 10/01/37 (c)	5,535		5,644,082
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/36 (c)	160		158,315
4.00%, 09/01/41 (c)	615		586,199
4.00%, 09/01/46 (c)	420		385,430
Anaheim Public Financing Authority, Anaheim Public Improvement Project, Series A (RB) (BAM) 5.00%, 09/01/36 (c)	2,000		2,067,532
Antelope Valley Healthcare District, Series A (RB) 5.25%, 03/01/36 (c)	1,480		1,492,788
California Community Choice Financing Authority (RB) 5.00%, 07/01/53 (c) (p)	1,580		1,671,297
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 01/01/54 (c) (p)	10,970		11,784,572
California Community Choice Financing Authority, Clean Energy, Series B (RB) 5.00%, 01/01/55 (c) (p)	3,000		3,224,059
California Community Choice Financing Authority, Clean Energy, Series C (RB) 5.00%, 08/01/55 (c) (p)	5,000		5,361,287
California Community Choice Financing Authority, Clean Energy, Series D (RB) 5.50%, 05/01/54 (c) (p)	10,000		10,692,714
California Community Choice Financing Authority, Clean Energy, Series E (RB) 5.00%, 02/01/55 (c) (p)	3,000		3,210,386

See Notes to Financial Statements

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/53 (c)	$1,695		$1,741,817
California Community Housing Agency (RB)
3.00%, 02/01/57 (c)	1,000		697,328
3.00%, 02/01/57 (c)	2,000		1,425,201
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/50 (c)	2,985		2,880,043
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 02/01/56 (c)	2,000		1,705,800
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 3.00%, 08/01/56 (c)	4,000		2,953,250
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/50 (c)	3,000		2,264,301
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 02/01/50 (c)	2,000		1,554,359
California Community Housing Agency, Series A-1 (RB) 4.00%, 02/01/56 (c)	4,500		3,971,917
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/56 (c)	4,000		3,306,674
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 06/01/36 (c)	15		14,831
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	1,050		972,370
California Enterprise Development Authority, The Rocklin Academy Project (RB)
5.00%, 06/01/54 (c)	500		512,649
5.00%, 06/01/64 (c)	1,000		1,020,171
California Health Facilities Financing Authority (RB)
5.00%, 12/01/31	2,500		2,757,823
5.25%, 12/01/49 (c)	7,230		7,871,669
	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.25%, 12/01/44 (c)	$3,175		$3,429,034
California Health Facilities Financing Authority, Adventist Health System. Series A (RB) 5.00%, 12/01/34 (c)	2,000		2,223,923
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/49 (c)	250		222,356
4.20%, 08/15/42 (c)	500		485,845
5.00%, 08/15/37 (c)	460		472,179
5.00%, 08/15/42 (c)	990		1,008,456
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
4.00%, 04/01/49 (c)	1,450		1,384,018
4.00%, 04/01/49 (c)	50		53,416
California Health Facilities Financing Authority, Series A (RB) 4.00%, 03/01/39 (c)	1,910		1,874,343
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/48 (c)	590		605,131
California Housing Finance Agency, Series A (RB)
3.25%, 08/20/36	1,909		1,773,564
3.50%, 11/20/35	2,364		2,268,227
4.00%, 03/20/33	6,437		6,494,471
California Infrastructure & Economic Development Bank, California Science Center Phase III Project, Series A (RB) 4.00%, 05/01/55 (c)	2,300		2,198,952
California Infrastructure & Economic Development Bank, California State Teachers Retirement System (RB) 5.00%, 08/01/32 (c)	1,085		1,181,437
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/55 (c)	1,000		999,931
California Infrastructure & Economic Development Bank, La Scuola International School Project (RB) 5.00%, 07/01/44 (c)	500		499,966

See Notes to Financial Statements

8

	Par (000’s	)	Value
California (continued)
California Infrastructure & Economic Development Bank, Senior National Charter School, Series B (RB)
5.00%, 11/01/49 (c)	$1,000		$1,074,091
5.00%, 11/01/59 (c)	1,180		1,247,677
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series A-4 (RB) 8.00%, 01/01/50 (c) (p)	3,000		3,091,505
California Municipal Finance Authority (RB)
5.00%, 09/01/54 (c)	1,000		1,073,969
5.88%, 05/01/59 (c)	570		592,903
California Municipal Finance Authority (RB) (AGM) 5.00%, 12/31/33 (c)	3,800		3,920,721
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/45 (c)	500		504,251
6.12%, 11/01/33 (c)	1,000		1,002,218
California Municipal Finance Authority, Charter School Santa Rosa Academy Project, (RB) 5.00%, 07/01/62 (c)	1,000		1,001,193
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 05/15/38 (c)	500		520,730
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	150		141,422
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM) 4.00%, 05/15/46 (c)	5,000		4,872,149
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/41 (c)	1,500		1,503,730
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.00%, 02/01/42 (c)	1,165		1,120,935
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/30 (c)	200		207,013
5.00%, 07/01/31 (c)	250		257,985
	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/39 (c)	$500		$501,724
5.00%, 10/01/49 (c)	500		482,041
5.00%, 10/01/57 (c)	500		473,760
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/45 (c)	2,390		2,285,303
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28	65		67,732
5.00%, 06/30/29 (c)	600		624,698
5.00%, 12/31/29 (c)	500		520,166
5.00%, 12/31/43 (c)	7,675		7,757,841
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 12/31/30 (c)	1,950		1,823,746
5.00%, 06/30/31 (c)	1,035		1,072,446
5.00%, 12/31/34 (c)	700		720,913
5.00%, 12/31/37 (c)	1,000		1,025,057
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/47 (c)	230		230,478
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/38 (c)	130		131,466
5.00%, 07/01/41 (c)	500		500,995
5.00%, 07/01/49 (c)	1,000		998,524
California Municipal Finance Authority, PRS-California Obligated Group Projects, Series A (RB)
5.00%, 11/15/44 (c)	1,000		1,070,889
5.00%, 04/01/54 (c)	1,000		1,047,106
California Municipal Finance Authority, Social Bonds - Healthright 360, Series A (RB) 5.00%, 11/01/49 (c)	3,000		2,722,460
California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) (BAM) 4.00%, 05/15/48 (c)	250		235,704
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	19,000		18,990,042

See Notes to Financial Statements

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Pollution Control Financing Authority, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 07/01/37 (c)	$5,000		$5,004,021
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000		13,500
7.50%, 07/01/32 (c) (d) *	10,500		141,750
7.50%, 12/01/39 (c) (d) *	6,863		686
8.00%, 07/01/39 (c) (d) *	6,635		89,573
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,000		13,500
California Pollution Control Financing Authority, Water Furnishing Poseidon Resources (Channelside) LP Desalination Project (RB) 5.00%, 07/01/38 (c)	1,000		1,077,896
California Public Finance Authority, Enso Village Project, Series A (RB) 5.00%, 06/01/54 (c)	400		383,309
California School Finance Authority (RB) 5.00%, 06/01/64 (c)	1,000		981,351
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/36 (c)	2,000		2,023,774
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/52 (c)	1,000		967,912
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB) 4.00%, 11/01/51 (c)	1,000		863,056
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/47 (c)	2,000		2,003,818
6.38%, 07/01/46 (c)	5,000		5,101,691
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/47 (c)	250		248,500
5.25%, 06/01/52 (c)	250		249,988
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	$1,210		$1,191,712
5.00%, 11/01/41 (c)	1,000		1,009,696
6.38%, 11/01/43 (c)	1,000		1,001,611
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/49 (c)	250		253,073
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 07/01/39 (c) (d) *	8		7,144
5.75%, 07/01/24 (c) (d) *	1		1,367
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 07/01/25 (c) (d) *	0		201
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/30 (c)	385		395,234
5.00%, 05/15/33 (c)	545		558,274
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/39 (c)	435		443,540
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/33 (c)	1,075		1,076,697
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 12/01/36 (c)	3,595		3,646,513
5.00%, 12/01/41 (c)	17,050		17,223,354
5.25%, 12/01/44 (c)	5,300		5,250,740
5.25%, 12/01/48 (c)	1,000		1,023,791
5.25%, 12/01/56 (c)	14,900		15,057,308
5.50%, 12/01/54 (c)	11,630		11,634,820
5.50%, 12/01/58 (c)	3,500		3,609,981

See Notes to Financial Statements

10

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/33 (c)	$2,000		$2,111,773
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB) 5.00%, 12/01/46 (c)	4,730		4,765,491
California Statewide Communities Development Authority, Series A (RB) 3.00%, 04/01/51 (c)	2,000		1,522,848
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB) 3.50%, 05/15/36 (c)	615		591,247
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/47 (c)	3,170		3,224,349
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 05/01/43 (c)	900		920,623
City & County of San Francisco, Special Tax District No 2020-1, Series A (ST) 4.00%, 09/01/41 (c)	1,635		1,554,691
City of Fontana, Community Facilities District No. 109, Narra Hills (ST)
5.00%, 09/01/49 (c)	1,000		1,050,787
5.00%, 09/01/54 (c)	1,400		1,468,822
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/51 (c)	500		463,218
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/40 (c)	250		251,498
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/32 (c)	230		230,779
4.00%, 09/01/33 (c)	250		250,612
4.00%, 09/01/34 (c)	250		250,455
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/42 (c)	750		755,321
	Par (000’s	)	Value
California (continued)
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/37 (c)	$180		$176,674
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/39 (c)	810		817,153
City of Roseville, Amoruso Ranch Community Facilities District No.1, Improvement Area No.1 (ST) 5.00%, 09/01/49 (c)	1,000		1,040,231
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/36 (c)	500		474,561
5.00%, 09/01/34 (c)	155		159,591
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/47 (c)	3,450		3,498,921
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/37 (c)	200		201,650
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/40 (c)	1,045		1,052,454
CMFA Special Finance Agency VII Essential Housing, The Breakwater Apartments, Series A-1 (RB) 3.00%, 08/01/56 (c)	4,000		2,826,032
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/56 (c)	8,360		5,930,598
CMFA Special Finance Agency XII (RB) 3.25%, 02/01/57 (c)	3,000		2,256,921
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 08/01/49 (c)	1,000		847,590
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 08/01/56 (c)	2,500		2,227,797
Compton Public Finance Authority (RB)
4.00%, 09/01/27 (c)	600		600,002
4.50%, 09/01/32 (c)	1,585		1,585,211
Corona California, Community Facilities District No. 2018-1 (ST) 5.00%, 09/01/54 (c)	500		520,925

See Notes to Financial Statements

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
County of Los Angeles Community Facilities District No 2021-01 (ST) 5.00%, 09/01/47 (c)	$1,000		$1,043,417
County of Los Angeles, Community Facilities District No. 2019-1 of the Sulphur Union School District, Series A (ST) 5.00%, 09/01/54 (c)	1,000		1,051,608
CSCDA Community Improvement Authority (RB)
2.80%, 03/01/47 (c)	1,935		1,488,248
3.00%, 09/01/56 (c)	2,060		1,465,971
3.12%, 07/01/56 (c)	2,500		1,728,245
3.25%, 04/01/57 (c)	3,000		2,196,160
3.60%, 05/01/47 (c)	2,000		1,667,131
5.00%, 07/01/51 (c)	1,500		1,461,098
CSCDA Community Improvement Authority (RB) (NATL) 4.00%, 10/01/56 (c)	2,500		2,200,860
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/46 (c)	1,000		832,068
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/56 (c)	7,750		6,319,055
CSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB)
3.00%, 12/01/56 (c)	2,000		1,393,506
3.00%, 03/01/57 (c)	4,000		2,875,191
CSCDA Community Improvement Authority, Essential Housing Mezzanine Lien, Series B (RB) 4.00%, 04/01/57 (c)	1,000		737,092
CSCDA Community Improvement Authority, Essential Housing, The Link Glendale, Series A-1 (RB) 3.00%, 07/01/45 (c)	1,000		802,998
CSCDA Community Improvement Authority, Jefferson-Anaheim, Series A-2 (RB) 3.12%, 08/01/56 (c)	4,205		3,200,614
CSCDA Community Improvement Authority, Link-Glendale, Series A-2 (RB) 4.00%, 07/01/56 (c)	5,350		4,212,503
	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Millennium South Bay-Hawthorne, Series A-1 (RB) 3.25%, 07/01/56 (c)	$2,000		$1,407,092
CSCDA Community Improvement Authority, Moda at Monrovia Station, Series A-1 (RB) 3.40%, 10/01/46 (c)	2,000		1,618,191
CSCDA Community Improvement Authority, Monterey Station Apartments, Series A-1 (RB) 3.00%, 07/01/43 (c)	2,500		2,002,399
CSCDA Community Improvement Authority, Park Crossing Apartments, Series B (RB) 4.00%, 12/01/48 (c)	1,000		782,049
CSCDA Community Improvement Authority, Pasadena Portfolio, Series A-1 (RB) 2.65%, 12/01/46 (c)	2,630		2,053,406
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series B (RB) 4.00%, 10/01/48 (c)	500		374,360
CSCDA Community Improvement Authority, Wood Creek Apartments, Series A-2 (RB) 4.00%, 12/01/58 (c)	3,000		2,331,708
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/37 (c)	1,150		1,183,029
5.00%, 09/01/39 (c)	500		520,945
5.00%, 09/01/44 (c)	500		516,741
5.00%, 09/01/47 (c)	485		492,264
5.00%, 09/01/49 (c)	500		512,933
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/32 (c)	1,100		1,140,942
5.00%, 09/01/37 (c)	2,000		2,059,607
Folsom Ranch Financing Authority, Folsom Community Facilities District No. 18 (ST) 5.00%, 09/01/49 (c)	1,000		1,049,155
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B-2 (RB) 0.00%, 06/01/66 (c) ^	91,000		9,886,904

See Notes to Financial Statements

12

	Par (000’s	)	Value
California (continued)
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/46 (c)	$250		$219,245
Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 06/01/47 (c) ^	100,000		19,719,410
Irvine Unified School District (ST) 5.00%, 09/01/51 (c)	1,075		1,092,136
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/40 (c)	405		407,492
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/27 (c)	16		16,030
Los Angeles County, California Community Facilities District No. 2021-01, Valencia-Facilities Improvement Area No. 2 (ST) 5.00%, 09/01/54 (c)	500		522,140
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	420		445,646
MSR Energy Authority, Series B (RB) 6.50%, 11/01/39	3,000		3,825,692
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/38 (c)	975		976,579
5.25%, 08/15/45 (c)	455		458,407
Pajaro Valley Health Care District, Counties of Santa Cruz and Monterey, California, Series A (GO) 5.00%, 09/01/54 (c)	500		518,908
Palm Desert California Improvement, Section 29 Assessment District No. 2004-02 (SA) 4.00%, 09/02/37 (c)	1,100		1,060,561
Palomar Health (RB) 5.00%, 11/01/31 (c)	250		250,479
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		120,791
Perris Union High School District Financing Authority (ST) 5.00%, 09/01/41 (c)	1,000		1,002,228
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/34 (c)	750		757,313
	Par (000’s	)	Value
California (continued)
River Islands Public Financing Authority (ST)
4.50%, 09/01/44 (c)	$1,700		$1,659,453
5.00%, 09/01/54 (c)	1,000		1,007,769
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/38 (c)	500		515,216
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/48 (c)	500		510,764
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/40 (c)	345		349,537
5.00%, 09/01/45 (c)	495		499,747
San Francisco California City & County Airport Commission International Airport, SFO Fuel Company LLC, Series A (RB) 5.00%, 01/01/47 (c)	1,475		1,509,997
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/49 (c)	300		305,536
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/49 (c)	200		200,402
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Series A (RB) 4.00%, 01/15/50 (c)	2,000		1,954,693
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/32 ^	145		111,123
0.00%, 01/15/36 ^	105		67,637
San Joquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	3,130		3,255,347
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 09/01/41 (c)	500		504,161
Successor Agency of Pttsburg, Los Medanos Community Development Project, Series A (TA) (AGM) 5.00%, 09/01/29 (c)	1,020		1,053,065
Tejon Ranch Public Facilities Finance Authority (ST) 5.00%, 09/01/54 (c)	1,000		1,030,604

See Notes to Financial Statements

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Series B (RB) 0.00%, 06/01/46 (c) ^	$5,000		$1,137,251
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/40 (c)	100		100,795
5.00%, 09/01/45 (c)	100		100,589
Val Verde Unified School District (ST) 5.00%, 09/01/37 (c)	750		754,334
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/42 (c)	445		451,105
			419,291,657
Colorado: 2.1%
Aerotropolis Colorado Regional Transportation Authority (RB) 4.38%, 12/01/52 (c)	3,000		2,655,494
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/43 (c)	2,010		2,036,705
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/46 (c)	1,000		1,000,451
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/35 (c)	500		503,855
5.00%, 12/01/40 (c)	500		499,998
Canyons Metropolitan District No. 5, Colorado Limited Tax, Series A (GO) (BAM) 5.25%, 12/01/59 (c)	1,000		1,077,994
Centerra Metropolitan District No 1 in Larimer County, Colorado, Series A (GO) 5.00%, 12/01/51 (c)	1,000		933,313
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/29 (c)	500		501,206
5.00%, 12/01/37 (c)	500		494,339
5.00%, 12/01/47 (c)	500		474,892
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	10,195		10,196,710
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/48 (c)	2,250		2,228,846
Colorado Bridge Enterprise, Central 70 Project (RB) 4.00%, 06/30/51 (c)	1,200		1,041,856
	Par (000’s	)	Value
Colorado (continued)
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/49 (c)	$500		$489,517
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/49 (c)	5		3,850
4.00%, 08/01/49 (c)	4,735		4,347,316
5.00%, 08/01/44 (c)	2,000		2,059,196
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/35 (c)	1,000		1,000,880
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/57 (c)	536		44,577
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	350		350,006
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/39 (c)	500		434,903
5.75%, 12/01/49 (c)	500		426,049
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO) 5.62%, 12/01/38 (c)	1,000		992,932
Crowfoot Valley Ranch Metropolitan District No. 2, Series B (GO) 6.12%, 12/15/54 (c)	750		750,895
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/29 (c)	700		686,115
5.25%, 11/01/37 (c)	2,345		2,277,402
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 12/01/50 (c)	1,000		1,004,258
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/47 (c)	1,500		1,379,699
Kinston Metropolitan District No. 5, Series A (GO) 5.12%, 12/01/50 (c)	1,000		998,251
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/39 (c)	1,000		959,847

See Notes to Financial Statements

14

	Par (000’s	)	Value
Colorado (continued)
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 12/01/35 (c)	$540		$473,064
Prairie Center Metropolitan District No. 3, Adams County, Series A (RB) 5.00%, 12/15/41 (c)	4,000		4,016,287
Public Authority for Colorado Energy Natural Gas (RB) 6.50%, 11/15/38	2,000		2,409,438
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) 3.62%, 12/01/44 (c)	960		714,530
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 12/01/51 (c)	3,000		2,516,405
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	1,500		1,479,229
Southglenn Metropolitan District (GO) 5.00%, 12/01/46 (c)	1,000		944,476
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/47 (c)	1,200		1,191,470
St. Vrain Lakes Metropolitan District No. 4, Colorado, Series A (GO) 6.75%, 09/20/54 (c)	1,000		718,578
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/50 (c)	1,000		909,368
6.50%, 12/01/54 (c)	1,000		1,038,755
Sterling Ranch Community Authority Board, Douglas County, Colorado (SA) 5.62%, 12/01/43 (c)	1,000		1,029,607
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/34 (c)	500		490,982
5.38%, 12/01/39 (c)	1,500		1,491,213
Verve Metropolitan District No. 1 (GO)
5.00%, 12/01/36 (c)	1,025		916,188
5.75%, 12/01/33 (c)	1,000		969,533
Village Metropolitan District/The (GO) 5.00%, 12/01/49 (c)	1,750		1,751,196
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 12/01/36 (c)	1,000		892,048
	Par (000’s	)	Value
Colorado (continued)
4.00%, 12/01/41 (c)	$1,000		$833,127
			66,636,846
Connecticut: 0.7%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 06/01/26 (c)	430		428,885
Connecticut State Health & Educational Facilities Authority (RB) 4.00%, 07/01/30	1,000		1,027,689
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/46 (c)	3,500		3,435,901
5.00%, 09/01/53 (c)	1,200		1,143,616
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/44 (c)	1,100		1,063,103
5.00%, 07/01/50 (c)	2,630		2,461,970
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/54 (c)	5,000		3,999,557
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/55 (c)	2,000		1,750,086
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/38 (c)	500		485,772
5.00%, 07/01/33 (c)	1,000		1,040,892
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/44 (c)	250		199,605
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/49 (c)	250		194,063
Steel Point Infrastructure Improvement District (TA)
4.00%, 04/01/41 (c)	1,125		1,021,159
4.00%, 04/01/51 (c)	2,000		1,656,591
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/50 (c)	3,000		2,812,179
			22,721,068

See Notes to Financial Statements

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Delaware: 0.1%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 07/01/48 (c)	$1,450		$1,456,640
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/52 (c)	915		752,736
5.00%, 06/01/36 (c)	250		252,222
5.00%, 06/01/46 (c)	1,000		998,647
Delaware State Economic Development Authority (RB) 5.00%, 06/01/51 (c)	1,100		1,084,038
			4,544,283
District of Columbia: 0.9%
District of Columbia Tobacco Settlement Financing Corp. (RB) 0.00%, 06/15/46 (c) ^	27,500		6,926,021
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/30 (c)	1,225		1,336,921
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/32 (c)	250		253,721
5.00%, 07/01/42 (c)	1,180		1,178,546
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/40 (c)	500		506,047
5.00%, 06/01/50 (c)	1,500		1,485,827
District of Columbia, Series A (RB) 5.00%, 07/01/48 (c)	2,260		2,280,773
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series B (RB) 4.00%, 10/01/49 (c)	2,000		1,845,769
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.00%, 10/01/37 ^	9,325		5,075,431
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	1,020		599,226
4.00%, 10/01/36 (c)	250		250,140
4.00%, 10/01/44 (c)	7,315		6,952,095
6.50%, 10/01/44 (c)	245		268,334
			28,958,851
	Par (000’s	)	Value
Florida: 5.0%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., at the University of Florida Project, Series B (RB) 5.00%, 12/01/34 (c)	$1,055		$1,055,850
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/52 (c)	1,000		1,044,233
Broward County Florida Port Facilities, Series B (RB) 4.00%, 09/01/38 (c)	2,150		2,108,515
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/50 (c)	295		218,438
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/56 (c)	7,200		7,008,668
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 12/15/35 (c)	1,335		1,337,278
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 12/15/40 (c)	500		484,372
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 07/01/29 (c)	300		297,247
5.12%, 07/01/39 (c)	500		499,708
5.25%, 07/01/49 (c)	500		479,290
5.38%, 07/01/54 (c)	500		478,897
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/47 (c)	500		489,600
Capital Trust Agency, Inc. (RB) (SBG) 5.00%, 06/15/39 (c)	1,000		981,642
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		2,194,198
5.25%, 12/01/43 (c)	2,000		2,039,016
5.25%, 12/01/58 (c)	2,200		2,216,760
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB) 5.00%, 01/01/55 (c)	2,250		2,198,442

See Notes to Financial Statements

16

	Par (000’s	)	Value
Florida (continued)
Capital Trust Authority Charter School, Mason Classical Academy Project, Series A (RB)
5.00%, 06/01/44 (c)	$750		$755,144
5.00%, 06/01/54 (c)	1,060		1,061,280
5.00%, 06/01/64 (c)	1,500		1,482,079
Charlotte County Industrial Development Authority, Town & Country Utilities Project (RB) 5.00%, 10/01/49 (c)	1,000		997,318
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/31 (c)	3,000		3,148,194
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27	1,100		1,152,344
5.00%, 11/01/32 (c)	2,500		2,615,222
5.00%, 11/01/38 (c)	500		518,832
City Of South Miami Health Facilities Authority, Inc. (RB) 4.00%, 08/15/42 (c)	2,040		1,981,174
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 12/01/35 (c)	230		217,029
5.00%, 12/01/40 (c)	1,210		1,211,922
5.00%, 12/01/44 (c)	1,305		1,306,240
Collier County Industrial Development Authority (RB) (AGM) 5.00%, 10/01/54 (c)	2,000		2,107,855
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	440		5,548
8.12%, 05/15/44 (c) (d) *	343		4,325
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/29 (c)	1,135		1,148,241
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	1,645		1,682,831
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 08/15/31 (c)	2,000		2,120,213
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 4.00%, 08/15/45 (c)	2,000		1,823,843
	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp. (RB) (AGM)
5.00%, 07/01/44 (c)	$10,000		$10,382,636
5.25%, 07/01/47 (c)	6,700		7,035,930
5.25%, 07/01/53 (c)	5,000		5,207,636
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/15/52 (c)	1,000		996,501
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/47 (c)	2,225		2,231,394
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/35 (c)	425		438,442
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/55 (c)	2,000		1,512,704
5.25%, 06/01/50 (c)	1,000		980,639
Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series B (RB) 5.25%, 06/15/41 (c)	1,000		1,009,377
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/29 (c)	1,000		1,000,931
6.00%, 06/15/35 (c)	500		504,061
6.12%, 06/15/46 (c)	685		688,510
6.62%, 06/15/43 (c)	1,000		1,104,570
6.75%, 06/15/53 (c)	1,000		1,099,194
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/52 (c)	1,000		970,766
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 6.12%, 07/01/32 (c) (p)	4,000		4,100,421
Florida Development Finance Corporation, Brightline Florida Passenger Rail Project (RB) 5.50%, 07/01/53 (c)	4,000		4,130,907
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/40 (c) (d) *	1,450		1,311,951
5.50%, 11/01/50 (c) (d) *	2,450		2,147,289

See Notes to Financial Statements

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 08/01/45 (c)	$6,500		$6,050,949
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/50 (c)	2,000		2,013,485
Lee County Industrial Development Authority Healthcare Facilities, Shell Point Obligated Group Project. Series C (RB)
5.00%, 11/15/44 (c)	500		527,449
5.00%, 11/15/54 (c)	4,000		4,127,410
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/42 (c)	500		500,111
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/57 (c)	1,000		918,193
Lee County Industrial Development Authority/FL (RB)
5.00%, 11/15/49 (c)	1,630		1,667,085
5.25%, 11/15/54 (c)	1,500		1,580,493
Miami Beach Florida Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AGM) 4.00%, 11/15/46 (c)	2,500		2,335,519
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
5.00%, 11/15/39 (c)	1,880		1,880,529
5.00%, 11/15/44 (c)	3,000		3,000,870
Miami World Center Community Development District (SA)
5.12%, 11/01/39 (c)	750		765,154
5.25%, 11/01/49 (c)	250		254,156
Miami-Dade County Industrial Development Authority (RB) 5.50%, 07/01/61 (c)	1,000		1,013,644
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/28 (c)	1,360		1,408,818
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/35 (c)	500		504,441
5.00%, 10/01/40 (c)	2,500		2,512,936
	Par (000’s	)	Value
Florida (continued)
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/40 (c)	$1,000		$1,005,621
Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 5.00%, 05/01/37 (c)	85		85,011
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/48 (c)	2,000		2,030,731
North Broward Hospital District, Series B (RB) 5.00%, 01/01/32 (c)	155		160,936
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/37 (c)	200		202,566
5.00%, 08/01/46 (c)	200		200,749
Orange County Health Facilities Authority, Orlando Health Obligated Group (RB) 4.00%, 10/01/52 (c)	2,000		1,877,984
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A (RB) 5.00%, 06/01/55 (c)	3,230		3,165,394
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/39 (c)	1,000		984,823
5.00%, 04/01/51 (c)	2,500		2,373,494
Palm Cost Park Community Development District (SA) 5.70%, 05/01/37 (c)	135		136,846
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understaing Inc. Project (RB) 5.00%, 07/01/39 (c)	1,900		1,921,055
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	4,820		4,307,027
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
5.50%, 11/15/49 (c)	500		492,636
5.75%, 11/15/54 (c)	1,500		1,503,201

See Notes to Financial Statements

18

	Par (000’s	)	Value
Florida (continued)
Tallahassee Florida Health Facilities, Tallahassee Memorial Healthcare, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	$1,100		$1,084,811
Village Community Development District No 13 (SA) 3.50%, 05/01/51 (c)	1,495		1,224,658
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	100		99,975
3.62%, 05/01/31 (c)	995		988,322
4.25%, 05/01/43 (c)	895		876,740
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	715		692,951
3.55%, 05/01/39 (c)	2,750		2,547,561
Village Community Development District No. 15, City of Wildwood, Florida (SA)
4.55%, 05/01/44 (c)	500		500,945
4.80%, 05/01/55 (c)	1,250		1,249,968
			158,100,894
Georgia: 1.5%
Atlanta Development Authority, Gulch Enterprise Zone Project (RB) 6.50%, 12/15/48 (c)	2,000		1,672,374
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.50%, 04/01/39 (c)	1,000		1,014,741
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 11/01/45 (c)	6,525		6,072,187
Fayette County Development Authority, United States Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,000		1,064,481
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	1,250		1,250,156
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) 4.00%, 04/01/41 (c)	2,500		2,298,556
Gainesville & Hall County Hospital Authority (RB) 5.00%, 02/15/45 (c)	3,575		3,632,393
	Par (000’s	)	Value
Georgia (continued)
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/37 (c)	$700		$568,499
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/54 (c)	4,750		4,233,092
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		424,672
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/47 (c)	2,680		2,647,729
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/37 (c)	250		257,946
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 08/01/52 (c) (p)	15,000		14,953,321
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/37 (c)	2,000		2,021,065
5.00%, 11/01/47 (c)	1,000		991,027
Municipal Electric Authority of Georgia Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 01/01/49 (c)	3,000		3,062,332
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/60 (c)	375		375,124
Senoia Development Authority (RB) 6.50%, 07/01/54 (c)	500		484,802
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/39 (c)	500		462,820
5.25%, 10/01/49 (c)	500		438,946
			47,926,263
Guam: 0.8%
Guam Government (GO) 5.00%, 11/15/31 (c)	1,055		1,072,089
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/39 (c)	600		567,709
5.00%, 11/15/33 (c)	5,805		5,855,768
5.00%, 11/15/34 (c)	1,040		1,048,403
5.00%, 11/15/35 (c)	1,100		1,107,989

See Notes to Financial Statements

19

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Guam (continued)
5.00%, 11/15/39 (c)	$1,085		$1,087,520
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	1,000		982,117
4.00%, 01/01/42 (c)	6,000		5,704,834
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500		488,773
5.00%, 02/01/40 (c)	500		490,883
Guam Government, Limited Obligation, Series A (RB)
5.00%, 12/01/34 (c)	2,290		2,329,880
5.00%, 12/01/46 (c)	3,120		3,124,072
Guam Power Authority, Series A (RB) 5.00%, 10/01/40 (c)	500		510,806
			24,370,843
Hawaii: 0.0%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 07/01/32 (c)	1,505		1,381,146
Idaho: 0.1%
Idaho Falls Auditorium District, Annual Appropriation Certificates of Participation (CP) 5.25%, 05/15/51 (c)	2,000		2,008,271
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/33 (c)	450		396,110
5.00%, 09/01/37 (c)	1,135		1,135,176
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/31 (c)	100		94,572
			3,634,129
Illinois: 9.6%
Chicago Board of Education (GO)
5.25%, 12/01/35 (c)	3,000		3,193,581
5.88%, 12/01/47 (c)	2,600		2,801,876
Chicago Board of Education (GO) (AGM) 5.00%, 12/01/33 (c)	1,250		1,297,009
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,043,891
5.00%, 12/01/30 (c)	1,195		1,238,968
5.00%, 12/01/30 (c)	1,265		1,298,360
5.00%, 12/01/32 (c)	5,575		5,785,616
5.00%, 12/01/33 (c)	5,100		5,278,961
5.00%, 12/01/33 (c)	250		255,196
5.00%, 12/01/34 (c)	395		407,355
	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/35 (c)	$2,400		$2,468,596
5.00%, 12/01/36 (c)	6,990		7,153,609
5.00%, 12/01/37 (c)	3,610		3,684,207
5.00%, 12/01/39 (c)	6,000		6,092,021
5.00%, 12/01/40 (c)	6,350		6,421,464
5.00%, 12/01/42 (c)	12,755		12,540,526
5.00%, 12/01/47 (c)	7,000		6,902,023
7.00%, 12/01/26 (c)	5,200		5,359,630
7.00%, 12/01/44 (c)	4,210		4,302,118
7.00%, 12/01/46 (c)	2,250		2,400,438
Chicago Board of Education, Series A (GO) (AGM) 5.00%, 12/01/34 (c)	1,250		1,294,363
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		146,706
5.50%, 12/01/26	175		178,438
5.50%, 12/01/31	1,285		1,350,078
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/27 ^	760		675,022
0.00%, 12/01/28 ^	390		332,280
0.00%, 12/01/30 ^	55		42,880
5.50%, 12/01/26	355		363,322
Chicago Board of Education, Series B (GO)
4.00%, 12/01/39 (c)	5,000		4,519,016
4.00%, 12/01/40 (c)	5,000		4,456,767
5.00%, 12/01/27	1,500		1,545,909
5.00%, 12/01/31 (c)	3,600		3,743,613
5.00%, 12/01/33 (c)	1,105		1,105,432
5.00%, 12/01/33 (c)	200		205,479
5.00%, 12/01/34 (c)	1,680		1,680,580
6.50%, 12/01/46 (c)	4,000		4,128,817
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	2,000		2,061,212
5.00%, 12/01/30 (c)	1,000		1,018,874
5.00%, 12/01/34 (c)	8,805		8,919,769
5.25%, 12/01/35 (c)	11,015		11,018,248
5.25%, 12/01/39 (c)	12,180		12,180,677
6.00%, 12/01/35 (c)	1,160		1,161,178
Chicago Board of Education, Series C (GO) (AGM) 5.00%, 12/01/30 (c)	500		522,210
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	3,640		3,641,227
Chicago Board of Education, Series G (GO) 5.00%, 12/01/44 (c)	3,000		2,966,898
Chicago Board of Education, Series H (GO)
5.00%, 12/01/36 (c)	9,730		9,813,818
5.00%, 12/01/46 (c)	12,710		12,436,534

See Notes to Financial Statements

20

	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport (RB) (AGM-CR NATL-RE-IBC FGIC) 5.00%, 01/01/48 (c)	$1,000		$1,017,903
Chicago O’Hare International Airport, Series A (RB) (AGM) 5.25%, 01/01/45 (c)	3,000		3,180,449
Chicago O’Hare International Airport, Series B (RB) 4.50%, 01/01/56 (c)	1,105		1,108,563
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.00%, 12/01/25 ^	355		340,155
0.00%, 12/01/29 ^	1,460		1,191,347
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/25 ^	1,650		1,580,999
0.00%, 12/01/26 ^	1,630		1,504,303
0.00%, 12/01/27 ^	1,030		914,833
0.00%, 12/01/28 ^	690		587,879
0.00%, 12/01/29 ^	645		526,314
0.00%, 12/01/31 ^	520		386,796
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	100		102,369
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/28 ^	345		312,829
0.00%, 01/01/30 ^	420		344,739
0.00%, 01/01/33 ^	985		701,423
0.00%, 01/01/34 ^	760		515,193
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		206,548
5.00%, 01/01/27	725		748,736
5.00%, 01/01/32 (c)	1,500		1,601,067
5.00%, 01/01/33 (c)	3,000		3,193,255
5.00%, 01/01/34 (c)	3,000		3,178,673
5.00%, 01/01/45 (c)	4,000		4,094,029
5.25%, 01/01/45 (c)	2,000		2,080,663
5.50%, 01/01/41 (c)	1,000		1,048,752
5.50%, 01/01/49 (c)	3,000		3,082,923
6.00%, 01/01/38 (c)	5,000		5,181,806
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		119,808
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,933,151
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		144,710
5.00%, 01/01/26	380		386,625
5.00%, 01/01/27 (c)	250		252,866
City of Chicago, Series D (GO) 5.50%, 01/01/40 (c)	5,000		4,999,420
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Series F (GO) 5.50%, 01/01/42 (c)	$1,175		$1,174,122
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	880		932,894
City of Harvey, Series A (GO) 4.50%, 01/01/54	3,159		2,378,168
Illinois Finance Authority (RB) 7.38%, 09/01/42 (c) (p)	2,500		2,913,926
Illinois Finance Authority Student Housing and Academic Facility, CHF - Chicago, L.L.C. - University of Illinois at Chicago Project, Series A (RB) 5.00%, 02/15/47 (c)	4,125		4,145,078
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/42 (c)	1,000		896,528
Illinois Finance Authority, Admiral Lake Project (RB) 5.12%, 05/15/38 (c)	390		350,301
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 11/15/39 (c)	35		34,998
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB) 5.00%, 07/01/30 (c)	1,000		959,885
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) *	3,000		690,000
5.00%, 02/15/37 (c) (d) *	6,500		1,495,000
5.12%, 02/15/45 (c) (d) *	6,130		1,409,900
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/52 (c)	100		82,641
Illinois Finance Authority, Illinois Institute of Technology (RB) 5.00%, 09/01/40 (c)	175		164,057
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/45 (c)	500		503,977
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/29 (c)	500		345,000
5.00%, 11/01/30 (c)	250		172,500
5.00%, 11/01/35 (c)	5		3,450
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 04/01/32 (c)	475		471,840

See Notes to Financial Statements

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	$1,000		$1,037,876
5.00%, 06/15/29	1,000		1,048,188
5.00%, 06/15/30 (c)	3,055		3,186,417
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/27 (c)	3,000		3,016,393
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		649,150
Illinois State, Series A (GO)
5.00%, 12/01/31 (c)	500		520,628
5.00%, 05/01/43 (c)	500		510,461
Metropolitan Pier & Exposition Authority (RB)
0.00%, 12/15/50 ^	35,755		10,801,035
4.00%, 06/15/52 (c)	1,500		1,372,861
5.00%, 06/15/53 (c)	1,500		1,579,167
Metropolitan Pier & Exposition Authority (RB) (NATL) 0.00%, 12/15/33 ^	1,500		1,062,698
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/40 (c)	1,000		1,008,594
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
3.00%, 06/15/25 (c)	2,000		1,987,065
4.00%, 12/15/42 (c)	3,000		2,916,404
5.00%, 06/15/50 (c)	3,000		3,071,181
5.00%, 06/15/57 (c)	1,040		1,052,561
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 06/15/30 ^	745		609,152
0.00%, 12/15/30 ^	475		380,498
0.00%, 06/15/31 ^	125		98,144
0.00%, 06/15/34 ^	190		131,740
0.00%, 12/15/34 ^	590		400,291
0.00%, 06/15/39 ^	115		62,660
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/38 (c)	585		499,393
Northern Illinois Municipal Power Agent Power Project, Prairie State Project, Series A (RB) 4.00%, 12/01/31 (c)	2,000		2,014,025
State of Illinois (GO)
4.00%, 11/01/43 (c)	1,425		1,351,163
4.25%, 05/01/46 (c)	1,500		1,443,637
5.00%, 11/01/24	200		200,000
5.00%, 02/01/26 (c)	375		376,090
	Par (000’s	)	Value
Illinois (continued)
5.00%, 02/01/27 (c)	$350		$351,018
5.00%, 02/01/27	500		519,130
5.00%, 03/01/27	2,000		2,079,519
5.00%, 05/01/35 (c)	100		100,301
5.25%, 05/01/45 (c)	1,470		1,587,794
State of Illinois (RB) 3.00%, 06/15/31 (c)	100		94,691
State of Illinois, Series A (GO)
5.00%, 10/01/28	500		532,912
5.00%, 11/01/28	5		5,335
5.00%, 12/01/34 (c)	100		103,495
5.00%, 05/01/41 (c)	365		373,980
5.00%, 03/01/46 (c)	4,865		5,071,140
State of Illinois, Series B (GO) 5.25%, 05/01/49 (c)	5,900		6,306,606
State of Illinois, Series D (GO) 5.00%, 11/01/25	250		253,774
Upper Illinois River Valley Development Authority, Elgin Math and Science Academy Charter School Project, Series A (RB) 6.00%, 03/01/63 (c)	1,000		1,018,132
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/41 (c)	500		503,688
Village of Bridgeview (GO) 5.00%, 12/01/42 (c)	360		332,107
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		77,430
0.00%, 01/01/31 ^	245		193,906
0.00%, 01/01/33 ^	540		391,367
			300,411,980
Indiana: 1.1%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/27 (c)	135		129,669
City of Valparaiso, Pratt Paper, LLC Project (RB) 5.00%, 01/01/54 (c)	2,000		2,032,219
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/32 (c)	150		147,876
Indiana Finance Authority Health Facility, Hendricks Regional Health (RB) 5.25%, 03/01/54 (c)	2,000		2,120,006
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series C (RB) 3.00%, 11/01/30	1,500		1,434,670

See Notes to Financial Statements

22

	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority Student Housing, Series A (RB) 5.25%, 07/01/64 (c)	$1,000		$1,022,091
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/51 (c)	4,000		4,052,480
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	5,000		5,130,748
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	5,000		4,782,233
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,563,936
Indianapolis Local Public Improvement Bond Bank (RB)
5.75%, 03/01/43 (c)	2,340		2,547,319
6.00%, 03/01/53 (c)	1,000		1,087,270
6.12%, 03/01/57 (c)	3,135		3,415,363
			33,465,880
Iowa: 0.7%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/29 (c)	1,025		988,205
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/43 (c)	655		657,152
5.00%, 05/15/48 (c)	4,000		3,994,418
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 08/01/42 (c)	12,000		12,011,366
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	600		593,141
5.00%, 10/01/37 (c)	2,115		1,988,206
			20,232,488
Kansas: 0.3%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/41 (c)	250		217,075
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/43 (c)	1,000		1,001,394
	Par (000’s	)	Value
Kansas (continued)
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/46 (c)	$3,000		$2,578,100
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/27 (c)	325		324,956
City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/38 (c)	1,355		1,353,649
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/34 (c)	250		251,709
5.00%, 05/15/50 (c)	500		449,486
Manhattan Kansas Health Care Facilities, Meadowlark Hills, Series A (RB) 4.00%, 06/01/36 (c)	1,000		971,935
Topeka Kansas Health Care Facilities, Brewster Place, Series A (RB)
6.25%, 12/01/42 (c)	1,000		1,045,041
6.50%, 12/01/52 (c)	1,000		1,037,420
			9,230,765
Kentucky: 1.1%
Christian County School District Finance Corp. (RB) (AGM) 4.50%, 10/01/48 (c)	1,000		1,033,347
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/36 (c)	100		101,086
City of Henderson, Kentucky Exempt Facilities, Pratt Paper, LLC Project, Series A (RB) 4.45%, 01/01/42 (c)	2,250		2,202,268
Kentucky Economic Development Finance Authority Hospital, Series A (RB)
5.00%, 06/01/31 (c)	1,315		1,346,161
5.00%, 06/01/45 (c)	1,720		1,729,604
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AGM) 5.00%, 12/01/47 (c)	760		759,982
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 5.00%, 12/01/45 (c)	4,655		4,780,589

See Notes to Financial Statements

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/31 (c)	$2,545		$2,460,931
5.00%, 05/15/36 (c)	350		324,725
5.00%, 05/15/46 (c)	250		208,111
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/32 (c)	400		378,858
5.50%, 11/15/45 (c)	250		209,499
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		177,229
5.00%, 06/01/41 (c)	990		1,000,074
5.25%, 06/01/41 (c)	750		762,151
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/40 (c)	500		505,849
Kentucky Public Energy Authority (RB) 5.00%, 05/01/55 (c) (p)	2,500		2,653,036
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	1,500		1,608,934
Louisville & Jefferson County, UOFL Health Project, Series A (RB) (AGM)
5.00%, 05/15/47 (c)	3,170		3,271,981
5.00%, 05/15/52 (c)	4,000		4,100,096
Louisville/Jefferson County Metropolitan Government (RB) (AGM) 5.00%, 05/15/47 (c)	2,500		2,609,673
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/29 (c)	1,045		1,080,820
			33,305,004
Louisiana: 2.2%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/39 (c)	3,800		3,742,083
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 5.00%, 12/01/25	100		101,704
	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/45 (c)	$900		$795,473
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/46 (c)	2,850		2,663,642
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Gomesa Project (RB) (NATL) 4.00%, 11/01/44 (c)	1,900		1,782,744
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/35 (c)	175		171,500
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	5,745		5,586,692
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project (RB)
5.00%, 09/01/66 (c)	5,000		5,104,858
5.50%, 09/01/59 (c)	1,000		1,067,243
5.75%, 09/01/64 (c)	7,000		7,578,680
Louisiana Public Facilities Authority, Lake Charles Academy Foundation Project, Series A (RB)
5.00%, 12/15/34 (c)	1,500		1,555,334
5.00%, 12/15/43 (c)	1,000		1,004,708
Louisiana Public Facilities Authority, Loyola University Project, (RB) 5.25%, 10/01/46 (c)	1,500		1,569,353
Louisiana Public Facilities Authority, Solid Waste Disposal , Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *∞	2,259		23
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/39 (c) (d) *∞	1,647		16

See Notes to Financial Statements

24

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/39 (c) (d) *∞	$1,389		$14
Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/48 (c)	5,000		5,279,873
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/40 (c)	2,160		2,160,924
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 08/01/41 (p)	750		758,022
6.35%, 07/01/40 (c)	11,355		12,499,048
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 10/01/40 (c)	6,000		6,604,517
Parish of St John the Baptist LA (RB) 2.20%, 06/01/37 (p)	6,500		6,353,922
Tangipahoa Parish, Louisiana Hospital Service, District No.1, North Oaks Health System Project (RB) 4.00%, 02/01/37 (c)	1,530		1,484,926
			67,865,299
Maine: 0.3%
Maine Health & Higher Educational Facilities Authority (RB) (AGM) 4.75%, 07/01/53 (c)	1,500		1,546,806
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/46 (c)	1,695		1,428,237
5.00%, 07/01/41 (c)	1,000		998,113
5.00%, 07/01/46 (c)	5,345		5,281,134
			9,254,290
Maryland: 1.6%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/51 (c)	1,000		991,840
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/30 (c)	1,000		1,014,081
5.00%, 09/01/39 (c)	1,000		1,000,818
5.00%, 09/01/42 (c)	2,250		2,250,361
5.00%, 09/01/46 (c)	2,000		1,991,666
	Par (000’s	)	Value
Maryland (continued)
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/38 (c)	$500		$502,415
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/43 (c)	250		250,488
County of Frederick, Maryland Educational Facilities Project, Mount Saunt Mary’s University, Series A (RB) 5.00%, 09/01/37 (c)	1,000		1,001,763
Frederick County Maryland, Urban Community Development Authority, Series A (ST) 4.00%, 07/01/50 (c)	1,965		1,763,801
Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/45 (c)	6,470		6,210,700
Frederick County, Maryland Educational Facilities Project, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/32 (c)	2,000		2,016,143
Frederick County, Maryland, Jefferson Technology Park Project, Series B (TA) 4.62%, 07/01/43 (c)	1,900		1,837,202
Howard County, Series A (TA) 4.50%, 02/15/47 (c)	2,500		2,335,373
Maryland Economic Development Corp. (RB) 5.25%, 06/30/55 (c)	2,500		2,600,744
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/25 (c)	6,785		6,837,994
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
4.38%, 07/01/36 (c)	470		450,999
4.50%, 07/01/44 (c)	530		494,401
Maryland Economic Development Corp., Port Covington Project (TA)
4.00%, 09/01/40 (c)	2,250		2,070,047
4.00%, 09/01/50 (c)	3,250		2,750,985
Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB)
5.25%, 06/30/47 (c)	5,000		5,234,101
5.25%, 06/30/52 (c)	1,085		1,129,242

See Notes to Financial Statements

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority (RB) 4.00%, 07/01/48 (c)	$1,435		$1,318,429
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/42 (c)	400		365,219
5.00%, 07/01/38 (c)	250		252,424
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
5.00%, 07/01/33 (c)	625		630,152
5.00%, 07/01/40 (c)	500		501,611
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/37 (c)	1,000		1,002,199
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 07/01/36 (c)	500		501,253
			49,306,451
Massachusetts: 1.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/39 (c)	365		367,522
Commonwealth of Massachusetts (RB) (BAM-TCRS NATL) 5.50%, 01/01/34	1,420		1,625,791
Massachusetts Development Finance Agency (RB)
5.00%, 07/01/34 (c)	1,120		1,137,105
5.00%, 09/01/59 (c)	2,000		2,071,111
Massachusetts Development Finance Agency (RB) (AGM) 3.00%, 10/01/45 (c)	3,000		2,399,641
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 4.00%, 07/01/45 (c)	535		501,556
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 5.00%, 07/01/44 (c)	2,120		2,123,637
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series G (RB) 5.25%, 07/01/52 (c)	5,435		5,816,594
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		1,002,854
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/35 (c)	$500		$500,536
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/43 (c)	1,035		1,035,253
Massachusetts Development Finance Agency, Lasell University (RB) 4.00%, 07/01/45 (c)	2,400		1,981,895
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/34 (c)	1,000		949,669
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/34 (c)	350		338,822
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/38 (c)	500		516,679
5.12%, 11/15/46 (c)	500		512,135
Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A (RB)
5.00%, 07/01/54 (c)	1,000		1,019,912
5.00%, 07/01/60 (c)	1,000		1,012,193
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/32 (c)	1,000		1,001,885
4.12%, 10/01/42 (c)	2,500		2,385,449
5.00%, 10/01/47 (c)	1,400		1,412,406
5.00%, 10/01/57 (c)	14,550		14,608,095
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/36 (c)	1,500		1,421,310
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AGM) 4.00%, 06/01/56 (c)	5		4,022
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/41 (c)	1,930		1,944,638
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/48 (c)	1,000		1,003,836

See Notes to Financial Statements

26

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/29 (c)	$190		$194,304
5.00%, 07/01/46 (c)	510		513,196
Massachusetts State Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/33 (c)	1,250		1,276,824
			50,678,870
Michigan: 0.6%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/41 (c)	290		289,139
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/45 (c)	250		263,288
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/46 (c)	135		139,701
5.00%, 04/01/50 (c)	1,475		1,516,862
Detroit Downtown Development Authority (TA) 5.00%, 07/01/48 (c)	1,000		1,041,004
Detroit Service Learning Academy, Public School Academy (RB) (AGM) 4.00%, 07/01/41 (c)	1,000		868,269
Flint Michigan Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/41 (c)	500		445,119
Flint Michigan Hospital Building Authority, Series B (RB) 4.75%, 07/01/28 (c)	315		312,790
Ivywood Classical Academy (RB) 6.25%, 01/01/59 (c)	1,000		1,015,969
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
5.25%, 11/15/35 (c)	250		240,078
5.50%, 11/15/45 (c)	300		271,579
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/39 (c)	215		215,185
5.00%, 07/01/44 (c)	3,575		3,577,189
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/34 (c)	795		795,859
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.00%, 06/01/65 (c) ^	15,500		1,700,627
	Par (000’s	)	Value
Michigan (continued)
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25%, 06/01/32 (c)	$900		$840,063
5.50%, 06/01/47 (c)	1,900		1,542,067
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 06/30/31 (c)	600		622,354
5.00%, 12/31/32 (c)	700		724,110
5.00%, 06/30/48 (c)	1,470		1,490,187
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 06/01/52 (c) ^	260		33,845
			17,945,284
Minnesota: 0.9%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/37 (c)	135		128,471
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	405		397,406
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/35 (c)	1,070		1,012,878
5.50%, 07/01/40 (c)	245		223,364
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/34 (c)	3,000		2,343,766
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/40 (c)	500		502,436
5.50%, 07/01/50 (c)	2,860		2,870,351
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/50 (c)	500		506,324
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/33 (c)	115		105,775
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/34 (c)	1,830		1,897,234
City of St. Cloud, Centracare Health System (RB) 5.00%, 05/01/54 (c)	3,000		3,169,707
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/53 (d) (p) *	1,927		192,740
City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 5.75%, 09/01/46 (c)	325		329,649

See Notes to Financial Statements

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Minnesota (continued)
Duluth Economic Development Authority (RB) 4.00%, 07/01/41 (c)	$2,255		$1,912,996
Housing & Redevelopment Authority of The City of St Paul Minnesota (RB) 4.00%, 11/15/43 (c)	2,000		1,805,421
Minneapolis Minnesota Heath Care System, Fairview Health Services, Series A (RB) 5.00%, 11/15/49 (c)	2,000		2,014,582
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/46 (c)	3,730		3,426,057
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 05/01/40 (c)	900		776,892
Minnesota Higher Education Facilities Authority, Bethel University (RB) 5.00%, 05/01/47 (c)	2,000		1,854,790
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/36 (c)	250		237,141
Woodbury, Minnesota Charter School Lease, Woodbury Leadership Academy Project, Series A (RB) 4.00%, 07/01/56 (c)	1,150		846,137
			26,554,117
Mississippi: 0.2%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB)
4.00%, 10/01/41 (c)	3,500		2,883,935
5.00%, 10/01/32 (c)	1,530		1,557,850
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	3,000		3,016,685
			7,458,470
Missouri: 0.8%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/34 (c)	410		288,755
4.00%, 08/01/38 (c)	565		413,962
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/35 (c)	500		468,010
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 10/01/26 (c)	25		24,931
	Par (000’s	)	Value
Missouri (continued)
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/35 (c)	$250		$228,046
Health & Educational Facilities Authority of the State of Missouri (RB)
4.00%, 11/15/42 (c)	1,150		1,109,622
5.25%, 02/01/48 (c)	1,000		1,056,942
5.25%, 02/01/54 (c)	250		261,728
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/42 (c)	475		449,422
I-470 Western Gateway Transportation Development District, Series A (RB) 5.25%, 12/01/48 (c)	1,100		1,100,712
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		3,737,980
Kansas City Missouri Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1 (RB) 5.00%, 06/01/46 (c)	500		494,990
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/37 (c)	1,500		1,464,984
5.25%, 05/15/50 (c)	2,000		1,762,571
Lees Summit Industrial Development Authority (RB)
5.00%, 08/15/39 (c)	1,000		1,059,487
5.62%, 08/15/54 (c)	500		521,555
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/32 (c)	2,430		2,470,036
5.00%, 08/15/36 (c)	1,550		1,558,837
5.00%, 08/15/42 (c)	2,000		1,951,518
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/42 (c)	3,000		3,040,150
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/50 (c)	1,000		777,438

See Notes to Financial Statements

28

	Par (000’s	)	Value
Missouri (continued)
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/38 (c)	$500		$509,564
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/35 (c)	150		150,041
University City of Missouri Industrial Development Authority of University City, Missouri, Series A (RB) 4.88%, 06/15/36 (c)	935		938,583
			25,839,864
Montana: 0.2%
City of Forsyth, Rosebud County, Montana Pollution Control, Series A (RB) 3.90%, 03/01/31 (c)	2,000		1,959,350
Montana Facility Finance Authority, Health Care Facilities, Children’s Home & Hospital Project, Series A (RB) 4.00%, 07/01/50 (c)	1,970		1,365,371
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB)
4.12%, 07/01/38 (c)	500		494,398
5.00%, 07/01/48 (c)	1,270		1,274,215
			5,093,334
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/30	2,000		2,124,077
5.00%, 09/01/34	1,000		1,071,860
5.00%, 09/01/36	500		538,773
Central Plains Energy Project, Series G (RB) 5.00%, 05/01/53 (c) (p)	235		247,992
			3,982,702
Nevada: 0.3%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/44 (c)	230		197,903
4.00%, 06/01/49 (c)	525		433,829
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	745		745,017
Clark County School District, Series A (GO) 5.00%, 06/15/26	2,000		2,062,244
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/35 (c)	160		161,044
	Par (000’s	)	Value
Nevada (continued)
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/35 (c)	$600		$544,435
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 06/01/49 (c)	220		205,218
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 06/01/43 (c)	470		449,236
State of Nevada Department of Business & Industry (RB) 8.12%, 01/01/50 (c) (p)	1,000		1,030,500
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/35 (c)	2,000		2,012,246
5.00%, 12/15/38 (c)	400		401,449
5.00%, 12/15/48 (c)	500		491,122
5.12%, 12/15/45 (c)	1,000		1,001,182
			9,735,425
New Hampshire: 0.4%
National Finance Authority, Bridgeland Water & Utility Districts 490, 491, and 158 (RB) 5.38%, 12/15/35 (c)	2,250		2,253,849
National Finance Authority, New Hampshire Resource Recovery, Covanta Project, Series C (RB) 4.88%, 11/01/42 (c)	3,375		3,350,611
National Finance Authority, New Hampshire, Presbyterian Senior Living Project, Series A (RB) 5.25%, 07/01/48 (c)	1,000		1,057,412
National Finance Authority, Silverado Project, Denton County, Texas (RB) 5.00%, 12/01/28 (c)	1,000		999,889
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/41 (c)	1,000		920,225
National Finance Authority, The Highlands Project, Montgomery County, Texas Municipal Utility Districts (RB) 5.12%, 12/15/30 (c)	750		742,076
National Finance Authority, The Vista Project, Series A (RB) 5.62%, 07/01/46 (c)	2,600		2,607,875

See Notes to Financial Statements

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Hampshire (continued)
National Finance Authority, Valencia Project, Brazoria County, Texas Municipal Utility District (RB) 5.30%, 12/01/32 (c)	$750		$751,106
			12,683,043
New Jersey: 2.4%
Casino Reinvestment Development Authority (RB) 5.25%, 11/01/44 (c)	6,000		6,000,000
Casino Reinvestment Development Authority, Luxury Tax (RB) 5.25%, 11/01/39 (c)	1,410		1,410,000
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/36 (c)	470		472,777
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,410		1,411,456
5.50%, 06/01/33 (c)	60		60,398
5.62%, 11/15/30 (c)	2,035		2,044,842
5.62%, 11/15/30 (c)	285		286,379
5.75%, 09/15/27 (c)	655		655,933
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55		56,081
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/29 (c)	655		654,971
5.00%, 01/01/34 (c)	500		500,050
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	1,640		1,614,180
4.00%, 07/01/34 (c)	2,000		1,930,413
5.00%, 07/01/33 (c)	4,640		4,686,078
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 5.00%, 07/01/28 (c)	2,500		2,599,130
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		484,259
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/47 (c)	$3,300		$3,332,827
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 06/15/35 (c)	725		758,392
5.00%, 06/15/36 (c)	305		319,048
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 06/15/29 (c)	165		174,289
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 06/15/48 (c)	2,880		2,949,439
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 06/15/38 (c)	600		633,314
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 4.00%, 06/15/38 (c)	600		600,106
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/35 (c)	680		687,196
5.00%, 06/15/37 (c)	630		636,667
5.25%, 06/15/28 (c)	435		439,550
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/26 (c)	105		106,111
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/34 (c)	350		350,343
5.50%, 01/01/27 (c)	500		500,678
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	150		145,020
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/26 (c)	330		330,390

See Notes to Financial Statements

30

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/47 (c)	$490		$375,736
New Jersey Educational Facilities Authority, The College of saint Elizabeth Issue, Series D (RB) 5.00%, 07/01/46 (c)	1,000		896,583
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/28 (c)	500		529,178
New Jersey Transportation Trust Fund Authority (RB) 3.00%, 06/15/50 (c)	3,000		2,345,199
New Jersey Transportation Trust Fund Authority Transportation System, Series A (RB) 5.00%, 06/15/38 (c)	2,000		2,218,727
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/33 ^	5		3,565
5.00%, 12/15/26	5		5,188
5.00%, 12/15/28	200		214,678
5.00%, 12/15/39 (c)	385		405,766
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	100		87,088
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.00%, 12/15/31 ^	365		283,221
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		103,417
South Jersey Port Corp., Marine Terminal, Series B (RB) 5.00%, 01/01/34 (c)	360		371,275
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/46 (c)	18,290		18,637,320
5.25%, 06/01/46 (c)	2,675		2,752,196
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/46 (c)	7,970		7,995,100
			74,054,554
	Par (000’s	)	Value
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/49 (c)	$3,480		$3,336,972
New York: 9.8%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/32 ^	395		295,545
0.00%, 07/15/33 ^	370		265,476
0.00%, 07/15/47 ^	180		62,826
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	345		353,824
5.00%, 07/15/42 (c)	9,515		9,663,134
Build NYC Resource Corp. (RB) 4.00%, 08/01/42 (c)	1,310		1,189,865
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/45 (c)	4,725		4,734,900
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	4,940		4,952,548
5.25%, 12/31/33 (c)	9,700		9,717,251
Build NYC Resource Corp., East Harlem Scholars Academy Charter School Project (RB) 5.75%, 06/01/42 (c)	1,000		1,067,165
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project (RB)
5.25%, 07/01/52 (c)	1,000		1,036,866
5.25%, 07/01/57 (c)	1,000		1,034,435
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/50 (c)	1,200		1,137,141
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/51 (c)	6,500		6,368,422
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn Project, Series A (RB) 5.50%, 06/15/63 (c)	1,000		1,025,458
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/40 (c)	1,250		1,223,254
County of Sullivan (SA) 5.35%, 11/01/49 (c)	2,000		2,004,926

See Notes to Financial Statements

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/40 (c)	$1,500		$1,551,188
5.00%, 07/01/45 (c)	1,000		1,021,392
5.00%, 07/01/51 (c)	3,370		3,412,339
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 06/01/38 (c)	5		4,795
5.00%, 06/01/45 (c)	2,000		1,831,913
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series A (RB)
5.00%, 07/01/44 (c)	1,000		1,028,552
5.00%, 07/01/59 (c)	1,000		1,007,851
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 3.00%, 12/01/40 (c)	5		3,784
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	2,100		2,061,584
5.00%, 12/01/31 (c)	500		535,052
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 06/01/46 (c)	2,905		2,597,531
New York City Housing Development Corp., Multi-Family Housing, Series F (RB) 4.50%, 02/15/48 (c)	2,500		2,497,394
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 07/01/28 (c)	1,400		1,407,905
New York Convention Center Development Corp. (RB) 5.00%, 11/15/40 (c)	3,325		3,356,209
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/45 (c)	500		395,584
5.00%, 06/01/42 (c)	7,335		6,865,383
5.00%, 06/01/45 (c)	785		715,332
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 06/01/55 (c) ^	5		445
New York Counties Tobacco Trust VI, Series A-2B (RB)
5.00%, 06/01/45 (c)	1,270		1,192,277
5.00%, 06/01/51 (c)	5,000		4,616,624
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.38%, 11/15/40 (c)	10,000		10,002,437
	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 09/15/69 (c)	$7,000		$6,452,892
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	5,000		5,744,126
New York State Dormitory Authority (RB) (AGM) 5.00%, 07/01/43 (c)	2,375		2,446,134
New York State Dormitory Authority (RB) (SAW) 4.00%, 07/01/53 (c)	1,000		946,507
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		508,292
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		153,333
New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/41 (c)	1,550		1,580,049
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	1,000		1,040,647
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 07/01/46 (c)	2,500		2,539,160
New York State Dormitory Authority, Northwell Health, Series A (RB) 5.25%, 05/01/54 (c)	2,000		2,164,844
New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/31 (c)	1,370		1,411,917
New York State Dormitory Authority, White Plains Hospital (RB) 5.25%, 10/01/49 (c)	1,100		1,169,109
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/50 (c)	1,000		1,009,131
New York Transportation Development Corp. (RB)
5.00%, 06/30/60 (c)	2,500		2,547,610
5.25%, 06/30/49 (c)	1,250		1,307,560
5.38%, 06/30/60 (c)	10,000		10,365,112

See Notes to Financial Statements

32

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp. (RB) (AGM)
5.00%, 12/01/32	$6,080		$6,532,526
5.00%, 06/30/49 (c)	1,000		1,028,529
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
5.00%, 08/01/26 (c)	3,420		3,426,057
5.00%, 08/01/31 (c)	9,640		9,652,599
5.25%, 08/01/31 (c)	5,675		6,026,759
5.38%, 08/01/36 (c)	2,000		2,127,593
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 01/01/36 (c)	4,750		4,620,344
4.38%, 10/01/45 (c)	7,500		7,177,382
5.00%, 01/01/30 (c)	4,600		4,745,864
5.00%, 01/01/33 (c)	5,230		5,338,748
5.00%, 10/01/35 (c)	10,650		11,092,986
5.00%, 10/01/40 (c)	7,000		7,226,628
5.62%, 04/01/40 (c)	5,895		6,333,057
6.00%, 04/01/35 (c)	10,000		11,171,857
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB) 5.50%, 12/31/60 (c)	2,000		2,116,530
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A (RB) (AGC) 5.25%, 12/31/54 (c)	1,000		1,054,809
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series B (RB) (AGC) 5.00%, 12/31/54 (c)	1,000		643,392
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project (RB) 6.00%, 06/30/54 (c)	3,475		3,753,603
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	5,765		5,420,164
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/31 (c)	$1,000		$992,531
5.00%, 07/01/30 (c)	420		420,523
5.00%, 07/01/34 (c)	4,230		4,235,101
5.00%, 07/01/41 (c)	11,445		11,397,819
5.00%, 07/01/46 (c)	10,130		10,074,737
5.25%, 01/01/50 (c)	9,720		9,719,641
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/39 (c)	1,000		1,044,134
5.00%, 12/01/41 (c)	1,000		1,036,534
5.00%, 12/01/42 (c)	1,000		1,032,078
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AGM)
5.00%, 12/01/30	5,000		5,321,871
5.00%, 12/01/31	2,355		2,518,147
New York Transportation Development Corporation, John F. Kennedy International Airport New Terminal Project (RB)
5.50%, 06/30/54 (c)	1,000		1,057,888
5.50%, 06/30/60 (c)	5,000		5,274,862
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 11/01/42 (c)	2,250		2,155,405
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/45 (c)	355		254,113
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.00%, 06/01/66 (c) ^	10,515		1,053,392
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/36 (c)	2,020		2,175,087
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/45 (c)	4,600		4,108,576
5.00%, 06/01/48 (c)	2,000		1,766,911
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
5.00%, 09/15/37 (c)	400		363,784
5.25%, 09/15/53 (c)	180		146,062

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/46 (c)	$3,000		$2,952,808
Westchester County Local Development Corp., Pace University, Series A (RB) 5.50%, 05/01/42 (c)	1,375		1,376,764
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB) 5.00%, 07/01/56 (c)	2,000		1,993,552
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/41 (c)	200		203,367
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/54 (c)	275		271,626
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/39 (c)	315		320,520
			306,382,290
North Carolina: 0.8%
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB) 5.00%, 12/31/37 (c)	1,000		1,002,767
North Carolina Medical Care Commission (RB) 5.25%, 12/01/54 (c)	1,000		1,067,743
North Carolina Medical Care Commission Health Care Facilities First Mortgage, Pennybyrn at Maryfield (RB)
5.00%, 10/01/30 (c)	1,000		1,000,634
5.00%, 10/01/35 (c)	2,270		2,271,074
North Carolina Medical Care Commission Retirement Facilities, Penick Village Project (RB) 5.50%, 09/01/54 (c)	1,485		1,510,794
North Carolina Medical Care Commission Retirement Facilities, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		500,811
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	35		35,229
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/37 (c)	$550		$473,077
5.00%, 10/01/31 (c)	3,530		3,564,514
5.00%, 10/01/37 (c)	1,140		1,146,153
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
5.00%, 10/01/30 (c)	165		164,575
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM) 5.00%, 07/01/49 (c)	385		384,432
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/37 (c)	465		465,060
North Carolina Turnpike Authority (RB) (AGM) 4.00%, 01/01/55 (c)	3,625		3,448,689
North Carolina Turnpike Authority Triangle Expressway System Senior Lien (RB) 5.00%, 01/01/40 (c)	5,000		5,195,024
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	1,000		1,034,401
5.00%, 01/01/49 (c)	1,430		1,472,601
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/32 (c)	100		106,662
			24,844,240
North Dakota: 0.2%
City of Grand Forks ND (RB) (AGM) 5.00%, 12/01/53 (c)	2,000		2,063,265
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/32 (c)	2,000		2,103,791
City of Grand Forks, Altru Health System (RB) (AGM) 4.00%, 12/01/41 (c)	1,000		910,011
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	494		98,715
7.75%, 09/01/38 (c) (d) *	1,031		206,257
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 12/15/43 (c) (d) *	5,500		55

See Notes to Financial Statements

34

	Par (000’s	)	Value
North Dakota (continued)
Ward County, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/43 (c)	$1,000		$1,003,073
			6,385,167
Ohio: 3.4%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/41 (c)	500		507,254
5.25%, 11/15/46 (c)	5,000		5,050,721
Brunswick City School District, Classroom Facilities and School Improvement (GO) (BAM) 5.25%, 12/01/53 (c)	2,000		2,132,655
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/55 (c)	34,075		30,817,110
Centerville Ohio Health Care, Graceworks Lutheran Services (RB) 5.25%, 11/01/47 (c)	1,000		956,291
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	700		715,652
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/48 (c)	3,800		2,610,845
County of Allen OH Hospital Facilities Revenue (RB)
4.00%, 12/01/40 (c)	1,000		979,364
4.00%, 11/01/44 (c)	2,160		2,072,077
County of Butler (RB) 5.00%, 11/15/32 (c)	1,035		1,049,699
County of Cuyahoga, Ohio Convention Hotel Project (CP) 5.00%, 12/01/25 (c)	1,805		1,812,380
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/47 (c)	340		335,860
5.25%, 02/15/47 (c)	10,000		10,163,005
5.50%, 02/15/52 (c)	1,225		1,248,566
5.50%, 02/15/57 (c)	3,000		3,055,278
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AGM) 5.25%, 11/15/48 (c)	6,000		6,049,288
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/42 (c)	3,940		3,615,408
	Par (000’s	)	Value
Ohio (continued)
4.00%, 11/15/45 (c)	$2,250		$2,008,803
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/33 (c)	490		489,996
5.00%, 02/15/44 (c)	1,750		1,731,607
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/49 (c)	11,000		10,891,530
Ohio Air Quality Development Authority, Dayton Co. Project, Series B (RB) 4.25%, 11/01/40 (p)	2,000		2,033,373
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 11/01/39 (p)	1,000		1,014,217
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,750		2,693,386
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 4.50%, 01/15/48 (c)	2,000		1,935,488
Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 09/15/27 (c)	5,000		5,002,407
Ohio University, A State University of Ohio, Series A (RB) 5.00%, 12/01/45 (c)	1,250		1,287,947
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/35 (c)	245		230,887
5.00%, 12/01/43 (c)	1,240		1,121,817
5.50%, 12/01/43 (c)	70		67,325
Washington County, Ohio Hospital Facilities, Memorial Health System (RB) 6.75%, 12/01/52 (c)	2,235		2,450,116
			106,130,352
Oklahoma: 1.3%
Atoka Industrial Development Authority Solid Waste Disposal Facilities, Gladieux Metals Recycling Oklahoma, LLC Project (RB) 8.00%, 08/01/39 (c)	1,000		850,000
Norman Regional Hospital Authority (RB)
3.25%, 09/01/38 (c)	340		255,999
4.00%, 09/01/37 (c)	2,365		2,057,752

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Oklahoma (continued)
4.00%, 09/01/45 (c)	$1,000		$829,842
Oklahoma County Finance Authority (RB) 6.50%, 06/15/64 (c)	1,250		1,287,765
Oklahoma Development Finance Authority, Oklahoma City University Project (RB) 5.00%, 08/01/44 (c)	4,305		4,291,006
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/33 (c)	700		719,740
5.25%, 08/15/43 (c)	2,900		2,961,202
5.25%, 08/15/48 (c)	8,000		8,116,649
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/52 (c)	1,300		1,328,765
5.50%, 08/15/57 (c)	7,290		7,441,870
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/40 (c)	375		346,496
Tulsa Airports Improvement Trust (RB) 5.50%, 06/01/35 (c)	5,000		5,009,034
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/35 (c) (p)	4,455		4,479,770
			39,975,890
Oregon: 0.1%
Multnomah County, Oregon Hospital Facilities Authority, PArkview Project, Series A (RB) (AGM) 4.00%, 12/01/36 (c)	1,000		915,197
Oregon State Facilities Authority (RB) 5.00%, 10/01/35 (c)	2,260		2,288,736
Oregon State Facilities Authority, Samaritan Health Services Project (RB) 5.00%, 10/01/46 (c)	1,000		999,806
			4,203,739
Pennsylvania: 4.3%
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (RB) (AGM) 5.50%, 01/01/48 (c)	1,410		1,524,180
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/28	840		861,386
5.00%, 05/01/28	550		560,417
5.00%, 05/01/32 (c)	250		253,160
5.00%, 05/01/33 (c)	250		253,768
5.00%, 05/01/42 (c)	2,000		1,992,178
	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 05/01/42 (c)	$2,245		$2,246,149
5.38%, 05/01/42 (c)	4,000		4,011,508
Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/24	500		500,000
Berks County Municipal Authority, Tower Health Project, Series A-3 (RB) 5.00%, 06/30/39 (c)	13,564		13,420,182
Berks County Municipal Authority, Tower Health Project, Series B-1 (RB) 6.00%, 06/30/44 (c)	6,779		4,847,888
Butler County Hospital Authority, Butler Health System Project, Series A (RB) 5.00%, 07/01/39 (c)	1,465		1,428,327
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/48 (c)	1,000		999,901
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/46 (c)	430		346,914
Chester County Industrial Development Authority (RB) 5.25%, 10/15/47 (c)	1,250		1,250,250
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/38 (c)	1,100		1,081,659
5.12%, 03/01/48 (c)	1,801		1,717,152
County of Cumberland, Diakon Lutheran Social Ministries (RB) 4.00%, 01/01/33 (c)	185		182,708
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/46 (c)	440		444,255
6.00%, 06/01/51 (c)	345		346,406
Cumberland County Municipal Authority (RB) 5.00%, 01/01/45 (c)	3,000		2,804,493
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/46 (c)	395		387,151
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	2,360		2,548,335

See Notes to Financial Statements

36

	Par (000’s	)	Value
Pennsylvania (continued)
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/37 (c)	$1,000		$964,968
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/49 (c)	500		469,408
5.00%, 12/01/54 (c)	215		197,788
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/37 (c)	1,000		1,004,252
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/40 (c)	425		391,959
5.00%, 03/01/45 (c)	310		273,838
5.00%, 03/01/50 (c)	425		364,076
McCandless Industrial Development Authority, LA Roche University Project, Series A (RB) 6.75%, 12/01/46 (c)	1,000		977,508
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System, Series A (RB) 5.00%, 10/01/40 (c)	5,150		4,619,759
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/47 (c)	2,000		2,005,575
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B (RB) 5.00%, 05/01/47 (c)	4,800		4,983,723
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	2,500		2,551,975
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/30 (c)	150		150,022
5.25%, 01/01/40 (c)	870		860,083
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/30 (c)	300		262,659
6.00%, 07/01/45 (c)	590		412,954
	Par (000’s	)	Value
Pennsylvania (continued)
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/39 (c)	$1,000		$962,217
Pennsylvania Economic Development Financing Authority (RB) (AGM) 5.00%, 12/31/57 (c)	1,780		1,840,647
Pennsylvania Economic Development Financing Authority, Covanta Project, Series A (RB) 3.25%, 08/01/39 (c)	2,750		2,249,411
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 5.00%, 06/30/32	1,000		1,067,074
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/38 (c) (d) *	3,040		1,159,000
6.75%, 12/01/53 (c) (d) *	6,470		2,466,687
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project (RB)
5.25%, 06/30/53 (c)	3,000		3,090,118
5.50%, 06/30/40 (c)	3,000		3,247,670
5.75%, 06/30/48 (c)	4,000		4,309,701
6.00%, 06/30/61 (c)	6,000		6,566,070
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/25	1,105		1,116,009
5.00%, 12/31/26 (c)	1,485		1,520,293
5.00%, 12/31/28 (c)	575		588,018
5.00%, 12/31/30 (c)	410		418,445
5.00%, 06/30/42 (c)	6,945		7,017,271
Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/42 (c)	1,100		1,083,169
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 05/01/37 (c)	1,915		1,605,019
5.00%, 05/01/42 (c)	1,000		789,912
Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/39 (c)	1,000		1,123,606

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development (RB) 5.00%, 06/15/43 (c)	$1,000		$1,010,603
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/40 (c)	440		441,103
6.50%, 06/01/45 (c)	440		441,089
6.62%, 06/01/50 (c)	415		416,154
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 06/15/39 (c)	355		349,555
Philadelphia Authority for Industrial Development, KIPP Philadelphia Charter School Project, Series B (RB) (AGM) 5.00%, 04/01/46 (c)	1,000		968,706
Philadelphia Authority for Industrial Development, LA Salle University (RB) 4.00%, 05/01/42 (c)	2,000		1,381,218
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/40 (c)	500		504,517
5.00%, 06/15/50 (c)	1,000		992,072
Philadelphia Authority for Industrial Development, Temple University (RB) 5.00%, 04/01/29 (c)	3,000		3,018,751
Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/40 (c)	5,695		5,713,629
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/32 (c)	735		743,356
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/33 (c)	1,000		1,021,986
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/31 (c)	1,240		1,270,103
5.00%, 07/01/32 (c)	220		225,124
	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia, Pennsylvania Hospital & Higher Education Facilities Authority, Temple University Health System Obligation Group (RB) (AGM) 5.00%, 07/01/37 (c)	$2,470		$2,668,274
Reading Pennsylvania School District (GO) (AGM) 5.00%, 03/01/37 (c)	1,535		1,581,851
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/36 (c)	1,500		1,423,978
The School District of Philadelphia, Se (GO) (SAW) 5.00%, 09/01/26	3,000		3,096,597
			133,987,917
Puerto Rico: 8.9%
Children’s Trust (RB) 0.00%, 05/15/57 (c) ^	200,000		13,051,080
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80		24,682
Commonwealth of Puerto Rico (GO) 0.00%, 07/01/33 (c) ^	12,285		8,400,789
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/42 (c)	4,365		4,207,520
5.00%, 07/01/30	7,500		7,919,149
5.00%, 07/01/37 (c)	6,290		6,643,384
5.00%, 07/01/47 (c)	15,000		15,320,338
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/29	3,000		3,150,955
5.00%, 07/01/37 (c)	3,365		3,532,603
Puerto Rico Commonwealth, Series A-1 (GO) 4.00%, 07/01/41 (c)	8,260		7,801,672
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c)	13,570		13,381,569
4.00%, 07/01/35 (c)	12,538		12,308,912
4.00%, 07/01/37 (c)	9,500		9,226,592
5.75%, 07/01/31	10,055		11,092,375
Puerto Rico Electric Power Authority (RB) (NATL) 5.25%, 07/01/32	450		444,923
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 07/01/33 (c)	20		20,003

See Notes to Financial Statements

38

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. (RB) 0.00%, 07/01/46 (c) ^	$25,000		$8,208,880
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (RB)
4.75%, 07/01/53 (c)	3,000		2,979,426
5.00%, 07/01/58 (c)	3,000		3,006,899
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
4.50%, 07/01/34 (c)	2,800		2,807,678
5.00%, 07/01/58 (c)	36,645		36,729,276
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/40 (c)	10,414		10,465,351
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/53 (c)	23,777		23,613,935
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/40 (c)	12,590		12,487,139
4.33%, 07/01/40 (c)	26,145		25,902,191
4.55%, 07/01/40 (c)	6,432		6,463,716
4.78%, 07/01/58 (c)	4,000		3,970,192
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1 (RB) 0.00%, 07/01/51 (c) ^	112,235		27,234,283
			280,395,512
Rhode Island: 0.2%
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB)
5.00%, 09/01/26	100		100,644
5.00%, 09/01/36 (c)	3,750		3,750,211
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/31 (c)	500		502,239
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/33 (c)	1,000		1,014,440
5.00%, 05/15/39 (c)	2,215		2,235,637
			7,603,171
South Carolina: 0.4%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/49 (c)	800		705,321
Piedmont Municipal Power Agency, South Carolina Electric, Series C (RB) 5.00%, 01/01/34 (c)	1,000		1,023,499
	Par (000’s	)	Value
South Carolina (continued)
Scago Educational Facilities, School District of Pickens County Project (RB) 5.00%, 12/01/29 (c)	$1,425		$1,436,283
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project (RB) 5.75%, 11/15/54 (c)	1,000		1,061,153
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/33 (c)	500		503,496
5.00%, 11/01/37 (c)	650		647,270
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 06/15/39 (c)	500		505,223
5.75%, 06/15/49 (c)	500		501,247
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/47 (c)	3,000		2,971,933
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/43 (c)	320		279,675
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/27 (c)	210		207,514
5.25%, 11/15/37 (c)	2,000		2,047,825
5.25%, 11/15/52 (c)	2,000		2,005,512
			13,895,951
South Dakota: 0.2%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/42 (c)	750		714,077
5.00%, 11/01/46 (c)	500		461,728
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/51 (c)	1,550		1,293,937
4.00%, 08/01/56 (c)	1,410		1,148,540
Lincoln County, South Dakota Economic Development Bonds, The Augustana College Association Project, Series A (RB) 4.00%, 08/01/61 (c)	1,300		1,036,722
			4,655,004

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee: 0.8%
Bristol Industrial Development Board, Pinnacle Project, Series A (RB) 5.00%, 12/01/35 (c)	$2,000		$1,958,296
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/44 (c)	310		319,175
Chattanooga Tennessee Health Educational and Housing Facility, Erlanger health System (RB) 5.25%, 12/01/54 (c)	1,000		1,067,858
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/44 (c)	6,180		6,186,108
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/40 (c)	295		265,186
4.00%, 09/01/47 (c)	290		237,420
5.00%, 04/01/36 (c)	1,055		1,065,146
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/58 (c)	2,000		2,036,408
Shelby County, Tennessee Health Educational and Housing Facility, Madrone Memphis Student Housing I, LLC - University of Memphis Project, Series A-1 (RB)
5.00%, 06/01/44 (c)	500		510,236
5.25%, 06/01/56 (c)	750		767,547
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	5,000		5,411,145
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	5,000		5,165,608
			24,990,133
Texas: 5.4%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 12/01/45 (c)	1,500		1,019,060
Arlington Higher Education Finance Corp. (RB)
4.38%, 02/15/51 (c)	1,000		779,856
4.50%, 06/15/56 (c) (p)	1,000		1,000,113
4.88%, 06/15/59 (c)	1,000		979,467
5.75%, 06/01/43 (c)	1,000		1,032,530
	Par (000’s	)	Value
Texas (continued)
6.00%, 06/01/53 (c)	$1,000		$1,026,694
6.25%, 06/01/63 (c)	1,000		1,034,766
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. (RB) 5.00%, 06/15/64 (c)	500		495,707
Arlington Higher Education Finance Corp., Legacy Traditional School - Texas Project, Series A (RB) 6.75%, 02/15/62 (c)	5		5,151
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	500		503,730
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		283,512
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		713,418
5.00%, 01/01/34 (c)	500		489,307
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/40 (c)	610		576,843
5.00%, 12/01/45 (c)	215		197,499
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/39 (c)	3,510		2,983,500
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/39 (c) (d) *	1,785		1,517,250
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	2,200		2,027,460
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/27 (c)	7,000		7,117,555
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/41 (c)	7,500		7,252,171

See Notes to Financial Statements

40

	Par (000’s	)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB) 4.00%, 07/15/41 (c)	$21,780		$21,059,062
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	5,590		5,715,538
5.00%, 07/15/28	2,500		2,575,770
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,000		1,030,308
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/30 (c)	4,335		4,356,977
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/30 (c)	730		737,575
5.50%, 08/15/35 (c)	610		618,518
6.00%, 06/15/48 (c)	1,000		1,007,513
Clifton Higher Education Finance Corp., Series D (RB)
5.25%, 08/15/27 (c)	1,000		1,013,260
5.75%, 08/15/33 (c)	500		507,726
6.00%, 08/15/38 (c)	500		507,722
Clifton Higher Education Finance Corp., Valor Education, Series A (RB) 6.00%, 06/15/54 (c)	500		500,499
Conroe Local Government Corp., Conroe Convention Center Hotel, Series A (RB) 4.00%, 10/01/50 (c)	2,035		1,633,799
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/32 (c)	850		848,591
Dallas Texas Housing Finance Corp. Residential Development, The Briscoe Apartments, Series A (RB) 6.00%, 12/01/62 (c)	1,000		980,857
El Paso County Hospital District (GO) 5.00%, 08/15/43 (c)	4,680		4,684,460
Harris County, Cultural Education Facilities Finance Corp., Brazoz Presbyterian Homes, Inc. Project (RB) 5.00%, 01/01/48 (c)	1,000		1,003,391
	Par (000’s	)	Value
Texas (continued)
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/25 ^	$495		$476,243
0.00%, 11/15/27 ^	590		530,792
0.00%, 11/15/29 ^	1,405		1,175,981
0.00%, 11/15/30 ^	115		92,384
0.00%, 11/15/32 (c) ^	705		493,019
0.00%, 11/15/35 (c) ^	120		68,557
0.00%, 11/15/37 (c) ^	350		174,878
0.00%, 11/15/39 (c) ^	145		63,249
0.00%, 11/15/40 (c) ^	170		69,182
0.00%, 11/15/41 (c) ^	1,140		433,772
Harris County, Houston Sports Authority, Second Lien, Series B (RB) (AGC) 5.00%, 11/15/46 (c)	1,000		1,056,245
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/31 (c) ^	100		66,436
0.00%, 11/15/35 (c) ^	3,455		1,810,124
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,081,190
Matagorda County, Navigation District 1 (RB) 4.00%, 06/01/30 (c)	5,000		5,001,417
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/30 (c) (d) *	237		2,369
5.12%, 02/15/42 (c) (d) *	907		9,069
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	11,500		11,506,887
Montgomery County Toll Road Authority (RB)
5.00%, 09/15/43 (c)	3,310		3,324,274
5.00%, 09/15/48 (c)	5,915		5,937,090
New Hampshire Health and Education Facilities Authority, (RB) 4.00%, 08/15/41 (c)	2,315		2,088,147
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/52 (c)	235		96,350
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/36 (c)	230		225,210

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	$115		$116,387
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.50%, 11/15/46 (c)	750		642,479
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/35 (c)	100		100,000
5.00%, 07/01/47 (c)	440		440,000
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/49 (c)	1,000		936,679
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project, Series A (RB) 5.25%, 10/01/55 (c)	1,500		1,373,944
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/50 (c)	250		208,671
5.00%, 01/01/55 (c)	250		203,467
5.50%, 01/01/35 (c)	1,000		1,000,035
North East Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/41 (c)	400		403,328
Olney Hamilton Hospital District (GO) 6.25%, 09/15/54 (c)	1,000		1,048,809
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/39 (c)	2,725		2,452,500
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/36 (c)	1,055		1,053,060
5.00%, 08/15/46 (c)	1,400		1,332,102
Reagan Hospital District, Series A (GO) 5.12%, 02/01/39 (c)	1,000		980,989
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 07/01/48 (c)	2,500		2,565,198
	Par (000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/37 (c)	$125		$125,272
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/48 (c) (d) *	535		294,250
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	1,375		1,451,445
5.00%, 12/15/32	3,425		3,663,158
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	925		968,305
Texas Private Activity Bond Surface Transportation Corp. (RB)
4.00%, 12/31/39 (c)	2,550		2,530,947
5.50%, 06/30/42 (c)	2,250		2,412,479
5.50%, 06/30/43 (c)	1,000		1,070,086
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/38 (c)	4,550		4,534,355
4.00%, 06/30/39 (c)	1,700		1,687,605
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project (RB) 5.50%, 12/31/58 (c)	1,000		1,073,700
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 5.00%, 06/30/58 (c)	10,250		10,393,934
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/37 (c)	500		493,802
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/32 (c)	600		600,073
5.00%, 08/15/37 (c)	4,485		4,485,548
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/35 (c)	910		910,134
6.25%, 09/01/40 (c)	910		910,322

See Notes to Financial Statements

42

	Par (000’s	)	Value
Texas (continued)
6.38%, 09/01/45 (c)	$885		$885,580
			168,948,663
Utah: 0.5%
Black Desert Public Infrastructure District (GO) 4.00%, 03/01/51 (c)	3,100		2,600,270
Fields Estates Public Infrastructure District, Series A (GO) 6.12%, 03/01/55 (c)	500		503,122
Fields Estates Public Infrastructure District, Series A-2 (SA) 5.25%, 12/01/53 (c)	1,000		999,709
Grapevine Wash Local District, Grapevine Wash Assessment Area No. 1, Series A-2 (SA) 5.25%, 12/01/44 (c)	1,000		971,084
Grapevine Wash Local District, Series A-1 (GO) 6.00%, 03/01/55 (c)	1,000		964,824
Medical School Campus, Public Infrastructure District, Series A (GO) 5.50%, 02/01/50 (c)	2,000		1,663,101
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA) 5.00%, 08/01/50 (c)	2,000		1,932,167
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/37 (c)	1,500		1,497,165
5.38%, 06/15/48 (c)	2,195		2,089,210
Washington County, Black Desert Public Infrastructure District (SA) 5.62%, 12/01/53 (c)	3,000		3,076,715
			16,297,367
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 4.00%, 05/01/37 (c)	500		484,201
Virgin Islands: 0.5%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/28	1,000		1,040,045
5.00%, 10/01/32	5,010		5,205,652
5.00%, 10/01/39 (c)	5,000		5,169,450
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 10/01/29 (c)	720		728,069
	Par (000’s	)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 4.50%, 10/01/44 (c)	$550		$462,163
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/30 (c)	1,000		999,961
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 07/01/25 (c)	1,170		1,152,622
5.00%, 07/01/27 (c)	170		162,986
			14,920,948
Virginia: 2.4%
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/44 (c) (d) *	250		143,537
Cherry Hill Community Development Authority, Potomac Shores Project (SA) 5.15%, 03/01/35 (c)	200		200,486
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/46 (c)	8,000		8,039,931
5.00%, 07/01/51 (c)	1,025		1,027,963
City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/33 (c)	240		240,030
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/36 (c)	3,270		3,109,033
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 01/01/50 (c)	1,500		1,446,754
5.00%, 01/01/59 (c)	1,000		942,499
James City County Economic Development Authority (RB) 6.88%, 12/01/58 (c)	1,000		1,105,520
Lynchburg Economic Development Authority, Central Health, Inc., Series A (RB) 5.00%, 01/01/47 (c)	4,950		4,996,241
Roanoke County Economic Development Authority, Residential Care Facility (RB) 5.50%, 09/01/58 (c) (p)	2,280		2,256,957
Tobacco Settlement Financing Corp./VA (RB) 5.00%, 06/01/47 (c)	5,000		4,734,342

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
Virginia Beach Development Authority (RB)
5.00%, 09/01/40 (c)	$1,750		$1,777,923
7.00%, 09/01/53 (c)	1,000		1,144,497
7.00%, 09/01/59 (c)	6,560		7,460,662
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/30 (c)	1,300		1,284,256
Virginia Small Business Financing Authority (RB)
4.00%, 01/01/38 (c)	5,000		4,873,479
5.00%, 12/31/49 (c)	1,000		1,013,864
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 01/01/34 (c)	2,500		2,651,668
Virginia Small Business Financing Authority, I-495 Hot Lanes Project (RB) 5.00%, 12/31/47 (c)	2,000		2,080,156
Virginia Small Business Financing Authority, Lifespire of Virginia, Series A (RB) 5.50%, 12/01/54 (c)	1,000		1,050,185
Virginia Small Business Financing Authority, Residential Care Facilities, Lifespire of Virginia (RB) (AGM) 4.00%, 12/01/36 (c)	1,000		989,578
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/40 (c)	1,250		1,195,890
4.00%, 01/01/41 (c)	1,000		947,780
4.00%, 07/01/41 (c)	1,000		946,685
4.00%, 01/01/48 (c)	3,925		3,538,410
5.00%, 01/01/33 (c)	4,945		5,262,574
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/52 (c)	2,000		2,070,172
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 12/31/56 (c)	5,520		5,579,938
Virginia Small Business Financing Authority, Senior Lien, 95 Express Lanes LLC Project (RB) 4.00%, 01/01/39 (c)	2,810		2,722,255
	Par (000’s	)	Value
Virginia (continued)
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 10/01/40 (p)	$1,000		$962,777
			75,796,042
Washington: 1.1%
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/30 (c)	500		504,439
6.00%, 12/01/35 (c)	500		505,405
6.25%, 12/01/45 (c)	250		250,433
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/34 (c)	205		210,067
5.00%, 08/15/37 (c)	3,000		3,060,357
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/58 (c)	3,000		2,675,024
Washington State Housing Finance Commission (RB) 5.50%, 07/01/59 (c)	1,000		1,064,017
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/36 (c)	1,150		1,150,831
5.00%, 07/01/46 (c)	2,150		2,009,549
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/41 (c)	3,000		2,521,970
Washington State Housing Finance Commission, Parkshore Juanita Bay Project, Series A (RB) 5.75%, 01/01/53 (c)	1,000		987,543
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
5.00%, 01/01/36 (c)	2,125		2,127,446
5.00%, 01/01/51 (c)	2,495		2,284,105
Washington State Housing Finance Commission, Raford Court and Nordheim Court Portfolio (RB) 5.00%, 07/01/54 (c)	500		512,980
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	4,079		3,841,388

See Notes to Financial Statements

44

	Par (000’s	)	Value
Washington (continued)
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 01/01/55 (c)	$6,000		$5,421,800
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/46 (c)	500		432,702
5.00%, 07/01/51 (c)	1,250		1,051,168
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,700		2,726,901
			33,338,125
West Virginia: 0.2%
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/45 (c)	700		506,044
3.25%, 10/01/50 (c)	820		583,990
3.50%, 10/01/40 (c)	1,000		865,150
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/45 (c) (p)	1,900		1,903,609
West Virginia Economic Development Authority, West Virginia Lottery (RB) 4.00%, 06/15/32 (c)	1,600		1,622,716
			5,481,509
Wisconsin: 2.4%
Public Finance Authority (RB)
5.00%, 07/15/30 (c)	500		500,315
5.00%, 06/15/54 (c)	1,375		1,337,642
6.25%, 10/01/53 (c)	1,000		1,048,465
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/55 (c)	1,000		921,698
Public Finance Authority Educational Facilities, Cincinnati Classical Academy, Series A (RB) 6.00%, 06/15/64 (c)	500		504,302
Public Finance Authority Retirement Facilities, Southminster (RB) 5.00%, 10/01/48 (c)	1,000		986,228
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/48 (c)	250		247,124
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB) 5.62%, 06/15/54 (c)	750		751,808
	Par (000’s	)	Value
Wisconsin (continued)
5.62%, 06/15/59 (c)	$1,000		$999,221
Public Finance Authority, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/51 (c)	5,250		4,473,203
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/36 (c)	495		499,227
5.12%, 02/01/46 (c)	550		551,962
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/29 (c)	340		333,141
5.00%, 06/15/39 (c)	500		476,040
5.00%, 06/15/49 (c)	500		446,675
Public Finance Authority, Crossroads Health Project, Series A (RB)
8.00%, 07/01/53 (c)	1,000		1,040,575
8.12%, 07/01/58 (c)	1,000		1,040,701
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/54 (c)	1,000		656,449
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB)
5.00%, 02/01/52 (c)	2,000		2,030,057
5.00%, 02/01/62 (c)	3,005		3,034,132
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB)
5.00%, 09/01/25	25		25,095
5.00%, 09/01/38 (c)	1,500		1,500,201
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/29 (c)	335		312,302
5.00%, 03/01/37 (c)	1,250		1,256,006
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 07/01/51 (c) (d) *	890		636,405
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/37 (c)	1,350		1,368,191
Public Finance Authority, Mater Academy of Nevada - East Las Vegas Campus Project, Series A (RB)
5.00%, 12/15/44 (c)	690		696,490
5.00%, 12/15/54 (c)	1,500		1,490,667

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Miami Worldcenter Project, Series A (TA) 5.00%, 06/01/41 (c)	$4,000		$4,104,534
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/29 (c)	315		312,527
5.00%, 09/01/39 (c)	500		505,310
5.00%, 09/01/49 (c)	500		486,788
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/37 (c)	1,405		1,447,708
Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/45 (c)	4,000		4,023,457
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/41 (c)	500		434,832
4.00%, 09/01/51 (c)	1,500		1,101,725
4.25%, 07/01/54 (c)	4,765		3,978,056
Public Finance Authority, Texas Infrastructure Program, Mayfair Project, Series A-4 (RB) 5.50%, 11/15/32 (c)	750		746,855
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/56 (c)	1,060		753,627
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/50 (c) (d) *	4,265		43
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/34 (c)	2,000		2,054,243
5.00%, 10/01/39 (c)	1,950		1,977,901
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/41 (c)	1,000		815,961
Public Finance Authority, Wingate University, Series A (RB) 5.25%, 10/01/48 (c)	2,255		2,212,110
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 07/01/42 (c)	$9,000		$8,999,975
Public Finance Authority, Wisconsin Texas Infrastructure Program, Bridgewater Project (RB) 5.62%, 12/15/30 (c)	500		497,565
Public Finance Authority, Wisconsin Texas Infrastructure Program, Nolina & Sorella Projects (RB) 5.50%, 12/15/32 (c)	500		491,318
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB) 5.00%, 01/01/55 (c)	5,545		5,417,938
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/48 (c)	105		84,525
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/38 (c)	850		725,194
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Series A (RB) (BAM) 4.50%, 02/15/54 (c)	1,000		965,423
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/39 (c)	1,950		1,960,272
5.00%, 11/01/54 (c)	500		466,942
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) (AGM) 5.00%, 02/15/32 (c)	1,500		1,598,979
			75,328,130
Total Municipal Bonds: 98.3% (Cost: $3,189,416,940)			3,080,825,353
Other assets less liabilities: 1.7%			54,276,241
NET ASSETS: 100.0%			$3,135,101,594

See Notes to Financial Statements

46

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the investor
*	Non-income producing
(d)	Security in default
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$68,363,033	$—	$68,363,033
Alaska	—	392,686	—	392,686
American Samoa	—	4,262,972	—	4,262,972
Arizona	—	83,718,210	—	83,718,210
Arkansas	—	42,043,329	—	42,043,329
California	—	419,291,657	—	419,291,657
Colorado	—	66,636,846	—	66,636,846
Connecticut	—	22,721,068	—	22,721,068
Delaware	—	4,544,283	—	4,544,283
District of Columbia	—	28,958,851	—	28,958,851
Florida	—	158,100,894	—	158,100,894
Georgia	—	47,926,263	—	47,926,263
Guam	—	24,370,843	—	24,370,843
Hawaii	—	1,381,146	—	1,381,146
Idaho	—	3,634,129	—	3,634,129
Illinois	—	300,411,980	—	300,411,980
Indiana	—	33,465,880	—	33,465,880
Iowa	—	20,232,488	—	20,232,488
Kansas	—	9,230,765	—	9,230,765
Kentucky	—	33,305,004	—	33,305,004
Louisiana	—	67,865,246	53	67,865,299
Maine	—	9,254,290	—	9,254,290
Maryland	—	49,306,451	—	49,306,451
Massachusetts	—	50,678,870	—	50,678,870
Michigan	—	17,945,284	—	17,945,284
Minnesota	—	26,554,117	—	26,554,117
Mississippi	—	7,458,470	—	7,458,470
Missouri	—	25,839,864	—	25,839,864
Montana	—	5,093,334	—	5,093,334
Nebraska	—	3,982,702	—	3,982,702
Nevada	—	9,735,425	—	9,735,425
New Hampshire	—	12,683,043	—	12,683,043
New Jersey	—	74,054,554	—	74,054,554
New Mexico	—	3,336,972	—	3,336,972
New York	—	306,382,290	—	306,382,290
North Carolina	—	24,844,240	—	24,844,240
North Dakota	—	6,385,167	—	6,385,167
Ohio	—	106,130,352	—	106,130,352
Oklahoma	—	39,975,890	—	39,975,890
Oregon	—	4,203,739	—	4,203,739
Pennsylvania	—	133,987,917	—	133,987,917
Puerto Rico	—	280,395,512	—	280,395,512
Rhode Island	—	7,603,171	—	7,603,171
South Carolina	—	13,895,951	—	13,895,951
South Dakota	—	4,655,004	—	4,655,004
Tennessee	—	24,990,133	—	24,990,133
Texas	—	168,948,663	—	168,948,663
Utah	—	16,297,367	—	16,297,367
Vermont	—	484,201	—	484,201
Virgin Islands	—	14,920,948	—	14,920,948
Virginia	—	75,796,042	—	75,796,042
Washington	—	33,338,125	—	33,338,125
West Virginia	—	5,481,509	—	5,481,509
Wisconsin	—	75,328,130	—	75,328,130
Total	$—	$3,080,825,300	$53	$3,080,825,353

See Notes to Financial Statements

48

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 95.9%
Arizona: 3.0%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/51 (c)	$400		$353,050
California: 19.1%
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/42 (c)	300		296,096
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/51 (c)	475		491,491
El Dorado Irrigation District, Series C (RB) 4.00%, 03/01/34 (c)	250		252,856
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/28 (c)	250		253,305
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/34 (c)	370		387,815
State of California, Various Purpose (GO) 5.00%, 04/01/27	250		263,432
University of California, Series BB (RB) 5.00%, 05/15/49 (c)	250		264,010
			2,209,005
Colorado: 2.2%
State of Colorado, Series A (CP) 4.00%, 12/15/40 (c)	250		251,665
Connecticut: 2.2%
State of Connecticut, Series A (GO) 4.00%, 04/15/36 (c)	250		251,769
Hawaii: 4.4%
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/33 (c)	510		514,358
Massachusetts: 5.3%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes, Series A (RB) 5.00%, 06/15/27 (c)	250		250,372
Commonwealth of Massachusetts, Series B (GO) 5.00%, 11/01/24	360		360,000
			610,372
	Par (000’s	)	Value
Michigan: 2.0%
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 4.00%, 12/01/49 (c)	$250		$232,762
Nevada: 2.1%
Las Vegas Valley Water District, Series A (GO) 4.00%, 06/01/46 (c)	250		247,677
New York: 19.3%
City of New York, Series B-1 (GO) 5.00%, 10/01/37 (c)	250		260,229
New York City Municipal Water Finance Authority, Water & Sewer System, Series GG (RB) 5.00%, 06/15/39 (c)	400		403,390
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/41 (c)	250		250,692
New York State Dormitory Authority (RB) (BAM) 4.00%, 02/15/37 (c)	280		285,306
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 07/01/27 (c)	250		258,142
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 03/15/42 (c)	250		266,306
Port Authority of New York & New Jersey (RB) 5.00%, 11/15/42 (c)	500		509,416
			2,233,481
North Carolina: 2.6%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	265		300,889
Ohio: 4.2%
County of Franklin, Hospital Facilities (RB) 4.12%, 05/15/45 (c)	250		242,972
County of Franklin, Hospital Facilities, Series A (RB) (XLCA) 4.00%, 05/15/47 (c)	250		238,826
			481,798
Oregon: 2.2%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/29 (c)	250		251,916
Pennsylvania: 7.3%
Commonwealth of Pennsylvania, 2nd Series (GO) (AGM) 4.00%, 08/15/29 (c)	250		251,635

See Notes to Financial Statements

49

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/46 (c)	$250		$240,973
5.00%, 12/01/51 (c)	330		349,042
			841,650
Texas: 9.0%
Dallas Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/54 (c)	500		486,042
Wylie Independent School District (GO) 5.00%, 08/15/39 (c)	500		556,853
			1,042,895
Washington: 6.5%
City of Seattle, City Light Department, Series A (RB) 4.00%, 07/01/51 (c)	250		240,822
	Par (000’s	)	Value
Washington (continued)
King County, Washington Public Hospital District No. 1 (GO) 5.00%, 12/01/32 (c)	$250		$256,875
King County, Washington School District No. 414 (GO) (SBG) 4.00%, 12/01/30 (c)	250		253,075
			750,772
Wisconsin: 4.5%
State of Wisconsin, Department of Transportation (RB) 5.00%, 07/01/28 (c)	265		279,895
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 08/15/38 (c)	250		247,566
			527,461
Total Municipal Bonds: 95.9% (Cost: $11,554,898)			11,101,520
Other assets less liabilities: 4.1%			473,963
NET ASSETS: 100.0%			$11,575,483

Definitions:
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SBG	School Board Guaranteed
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$11,101,520	$—	$11,101,520

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

50

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.9%
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/36 (c)	$2,000		$2,030,883
5.00%, 11/01/34 (c)	2,015		2,214,683
5.00%, 11/01/31 (c)	525		583,538
Black Belt Energy Gas District, Series A (RB)
4.00%, 06/01/51 (c) (p)	5,065		5,129,387
5.25%, 01/01/54 (c) (p)	2,000		2,153,831
Black Belt Energy Gas District, Series B (RB)
5.00%, 10/01/55 (c) (p)	1,000		1,062,574
5.25%, 12/01/53 (c) (p)	1,000		1,081,037
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/33 (c)	860		800,633
County of Jefferson, Alabama Sewer Warrants (RB)
5.00%, 10/01/38 (c)	2,000		2,167,622
5.00%, 10/01/37 (c)	1,000		1,087,581
5.25%, 10/01/40 (c)	1,000		1,093,446
Energy Southeast A Cooperative District, Energy Supply, Series A (RB) 5.50%, 11/01/53 (c) (p)	5,210		5,699,255
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/34	2,500		2,677,559
Southeast Alabama Gas Supply District, Project No. 1, Series A (RB) 5.00%, 08/01/54 (c) (p)	1,000		1,071,181
Southeast Energy Authority, A Cooperative District Energy Supply, Series C (RB) 5.00%, 11/01/55 (c) (p)	2,000		2,151,566
Southeast Energy Authority, Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/51 (c) (p)	3,000		3,002,995
The Southeast Alabama Gas Supply District, Project No. 2, Series B (RB) 5.00%, 06/01/49 (c) (p)	2,000		2,140,336
University of Alabama, Board of Trustee, Series A (RB) 4.00%, 07/01/35 (c)	820		830,990
			36,979,097
Alaska: 0.1%
Alaska Housing Finance Corp., Series B (RB) 2.15%, 06/01/36 (c)	1,040		825,127
	Par (000’s	)	Value
Alaska (continued)
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/31 (c)	$305		$308,853
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/35 (c)	635		641,839
			1,775,819
Arizona: 1.4%
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	1,816		1,725,551
Arizona Transportation Board, Highway (RB) 5.00%, 07/01/31 (c)	1,050		1,080,669
City of Mesa, Arizona Utility System (RB) 4.00%, 07/01/31 (c)	1,550		1,563,669
City of Phoenix Civic Improvement Corp., Excise Tax, Series A (RB) 5.00%, 07/01/35 (c)	1,785		1,802,244
City of Phoenix Civic Improvement Corp., Junior Lien Water System (RB) 5.00%, 07/01/40 (c)	1,895		2,111,290
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/34 (c)	1,275		1,352,424
5.00%, 07/01/32 (c)	1,000		1,067,397
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series D (RB) 5.00%, 07/01/33 (c)	550		575,107
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 06/01/35 (c)	1,150		956,793
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 06/01/35 (c)	1,500		1,247,991
Maricopa County, Industrial Development Authority, Banner Health, Series A (RB)
4.00%, 01/01/38 (c)	1,500		1,501,605
4.00%, 01/01/41 (c)	2,000		1,991,849
5.00%, 01/01/38 (c)	605		620,365
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/32 (c)	2,380		2,518,331
5.00%, 01/01/32	1,000		1,132,520
5.00%, 12/01/32 (c)	1,000		1,009,923

See Notes to Financial Statements

51

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	$4,600		$4,992,270
			27,249,998
Arkansas: 0.1%
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/34 (c)	1,000		1,056,361
California: 17.5%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution Improvements, Series A (RB) 5.00%, 10/01/35 (c)	1,000		1,049,155
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/36 (c)	1,270		1,201,733
4.00%, 04/01/33 (c)	2,905		2,950,117
Beverly Hills Unified School District (GO) 0.00%, 08/01/30 ^	1,000		839,141
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 01/01/54 (c) (p)	6,065		6,515,354
California Community Choice Financing Authority, Clean Energy Project, Series D (RB) 5.00%, 02/01/55 (c) (p)	3,000		3,236,681
California Community Choice Financing Authority, Clean Energy, Series C (RB) 5.00%, 08/01/55 (c) (p)	10,345		11,092,502
California Community Choice Financing Authority, Clean Energy, Series E (RB) 5.00%, 02/01/55 (c) (p)	3,000		3,210,386
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 02/01/52 (c) (p)	9,500		9,588,435
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
3.00%, 03/01/39 (c)	1,000		874,289
5.00%, 12/01/36 (c)	1,000		1,097,776
5.25%, 12/01/40 (c)	1,250		1,377,138
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/31 (c)	310		320,478
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/34 (c)	400		377,240
	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/37 (c)	$1,060		$1,065,245
4.00%, 04/01/38 (c)	500		501,709
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/41 (c)	680		585,640
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/31 (c)	750		795,919
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/35 (c)	1,575		1,653,359
California Housing Finance Agency, Series A (RB)
3.25%, 08/20/36	1,909		1,773,564
3.50%, 11/20/35	1,182		1,134,114
3.75%, 03/25/35	6,088		5,997,152
California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB) 5.00%, 09/01/31 (c)	2,200		2,205,837
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c)	500		486,578
3.00%, 09/01/32 (c)	360		348,481
California State Public Works Board, Department of General Services, Series A (RB) 5.00%, 04/01/40 (c)	1,000		1,126,813
California State Public Works Board, New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/40 (c)	2,650		2,909,808
California State Public Works Board, Series A (RB) 5.00%, 04/01/41 (c)	2,980		3,341,920
California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 08/01/35 (c)	2,000		2,220,577
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 12/01/34 (c)	2,000		2,264,107
5.00%, 12/01/35 (c)	1,845		2,081,541

See Notes to Financial Statements

52

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/31 (c)	$1,000		$1,009,612
4.00%, 08/01/37 (c)	2,000		2,060,365
5.00%, 08/01/34 (c)	1,000		1,113,640
5.00%, 09/01/36 (c)	3,000		3,435,253
5.00%, 09/01/35 (c)	2,000		2,306,040
California State University, Series A (RB)
5.00%, 11/01/31 (c)	2,035		2,073,022
5.00%, 11/01/31 (c)	1,510		1,557,832
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB) 3.00%, 04/01/37 (c)	1,000		879,555
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP) 4.00%, 04/01/36 (c)	2,000		2,000,448
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/36 (c)	1,000		1,036,228
5.00%, 05/15/37 (c)	1,400		1,561,218
City of San Jose, California Airport, Series B (RB) (BAM) 4.00%, 03/01/34 (c)	325		340,437
County of Los Angeles, Long Beach Unified School District, Series D-1 (GO) 0.00%, 08/01/39 (c) ^	1,250		666,458
County of Santa Clara, Series C (GO) 5.00%, 08/01/33 (c)	525		554,047
East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/32 (c)	1,000		1,010,727
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (BAM-TCRS) 4.00%, 07/01/35 (c)	1,150		1,163,460
Fontana Redevelopment Agency Successor Agency, Series A (TA) 5.00%, 10/01/32 (c)	760		799,812
Fremont Union High School District (GO) 4.00%, 08/01/40 (c)	2,350		2,349,988
Grossmont Healthcare District, San Diego County, Series D (GO) 4.00%, 07/15/40 (c)	1,000		984,585
	Par (000’s	)	Value
California (continued)
Kern High School District, Series C (GO) (AGM)
2.00%, 08/01/32 (c)	$3,000		$2,598,463
2.00%, 08/01/31 (c)	1,600		1,422,248
Los Angeles California, Department of Water and Power, Series B (RB) 5.00%, 07/01/39 (c)	1,000		1,157,968
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/32 (c)	400		409,236
4.00%, 08/01/33 (c)	750		765,925
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/36 (c)	1,000		1,141,132
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/36 (c)	1,045		1,086,806
4.00%, 06/01/35 (c)	1,000		1,045,127
4.00%, 06/01/38 (c)	1,460		1,527,023
4.00%, 06/01/39 (c)	1,000		1,041,355
5.00%, 06/01/35 (c)	1,000		1,103,558
5.00%, 07/01/31 (c)	795		841,252
5.00%, 07/01/36 (c)	900		1,014,074
5.00%, 07/01/37 (c)	1,060		1,189,929
5.00%, 07/01/38 (c)	2,530		2,835,214
Los Angeles County Public Works Financing Authority, Lakma Bulding for Permanent Collection Project, Series A (RB) 4.00%, 12/01/38 (c)	1,500		1,536,833
Los Angeles Department of International Airport, Series B (RB) 4.00%, 05/15/39 (c)	1,900		1,937,250
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/40 (c)	2,000		2,210,259
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/40 (c)	1,380		1,544,295
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/38 (c)	1,000		1,124,870
5.00%, 07/01/36 (c)	1,500		1,659,735
5.00%, 07/01/34 (c)	1,125		1,253,536
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/38 (c)	2,000		2,125,908
5.00%, 07/01/39 (c)	1,000		1,129,010

See Notes to Financial Statements

53

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Los Angeles Municipal Improvement Corp., Series B (RB) 4.00%, 11/01/35 (c)	$2,000		$2,022,086
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO)
4.00%, 07/01/38 (c)	1,605		1,651,137
4.00%, 07/01/37 (c)	2,000		2,064,450
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 07/01/37 (c)	1,500		1,559,686
5.00%, 07/01/35 (c)	1,300		1,477,530
Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/33 (c)	1,580		1,646,966
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/35 (c)	1,880		1,770,995
4.00%, 07/01/36 (c)	2,000		2,070,172
Los Angeles Unified School District, Series QRR (GO) 5.00%, 07/01/41 (c)	2,250		2,576,687
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/37 (c)	1,000		1,032,225
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/35 (c)	1,000		1,049,341
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM) 4.00%, 12/01/40 (c)	500		505,401
MSR Energy Authority, Series B (RB) 6.50%, 11/01/39	2,225		2,837,388
Northern California Sanitation Agencies Financing Authority, Series A (RB) 5.00%, 12/01/38 (c)	1,000		1,181,745
Oakland Unified School District, Series A (GO) (BAM) 4.00%, 08/01/39 (c)	1,055		1,072,417
Orange County, Local Transportation Authority Sales Tax (RB) 4.00%, 02/15/38 (c)	1,500		1,525,454
Palomar Health, Series B (GO) 4.00%, 08/01/35 (c)	1,000		976,330
Peralta Community College District, Series D (GO) 4.00%, 08/01/39 (c)	2,000		1,978,779
Public Utilities Commission of the City and County of San Francisco Water, Series D (RB) 5.00%, 11/01/34 (c)	785		824,124
	Par (000’s	)	Value
California (continued)
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/39 (c)	$1,000		$1,000,900
Regents of the University of California Medical Center Pooled, Series L (RB) 5.00%, 05/15/33 (c)	650		669,086
Riverside County Transportation Commission, Series A (RB) 4.00%, 06/01/41 (c)	1,425		1,427,726
Riverside County Transportation Commission, Series B (RB)
4.00%, 06/01/38 (c)	2,375		2,413,090
5.00%, 06/01/37 (c)	560		591,447
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/34 (c)	535		581,628
San Diego County Regional Airport Authority, Series B (RB) 5.00%, 07/01/34 (c)	2,075		2,293,749
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/35 (c)	2,000		2,103,588
San Diego Unified School District, Series I (GO) 0.00%, 07/01/35 (c) ^	1,000		653,366
San Francisco City & County, Airport Commission, San Francisco International Airport, Series B (RB) 4.00%, 05/01/37 (c)	1,010		1,041,574
San Francisco City & County, Public Utilities Commission Wastewater, Series A (RB)
5.00%, 10/01/36 (c)	1,000		1,143,262
5.00%, 10/01/39 (c)	1,500		1,703,625
San Francisco City & County, Public Utilities Commission Wastewater, Series B (RB) 5.00%, 10/01/39 (c)	1,000		1,167,731
San Francisco County Transportation Authority (RB) 3.00%, 02/01/34 (c)	500		478,736
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/34 (c)	2,000		2,047,909
San Jacinto County, Transportation Authority, Limited Tax (RB) 4.00%, 03/01/41 (c)	1,000		1,000,923
San Joquin Hills Transportation Corridor Agency, Series A (RB) 4.00%, 01/15/34 (c)	1,000		1,040,047

See Notes to Financial Statements

54

	Par (000’s	)	Value
California (continued)
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/41 (c)	$825		$727,788
San Marcos Unified School District (GO) 4.00%, 08/01/33 (c)	400		408,097
Santa Clara County Financing Authority, Capital Facilities, Series A (RB)
4.00%, 05/01/36 (c)	840		873,285
5.00%, 05/01/34 (c)	1,855		2,091,861
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/35 (c)	1,000		957,717
4.00%, 05/15/32 (c)	1,510		1,513,482
Santa Clara County, Mountain View, Los Altos Union High School, Series A (GO) 3.35%, 08/01/36 (c)	1,520		1,499,002
Santa Clara Unified School District (GO)
3.00%, 07/01/34 (c)	2,000		1,963,453
3.00%, 07/01/34 (c)	395		387,782
3.00%, 07/01/35 (c)	1,535		1,491,140
Santa Monica-Malibu Unified School District, Series C (GO)
5.00%, 08/01/39 (c)	1,000		1,118,356
5.00%, 08/01/40 (c)	1,000		1,112,712
State of California (GO) 4.00%, 10/01/34 (c)	2,000		2,094,653
State of California (GO) (AGM) 5.25%, 08/01/32	5,750		6,565,465
State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/31 (c)	915		973,972
State of California, Various Purpose (GO)
3.00%, 10/01/36 (c)	350		328,943
3.00%, 10/01/33 (c)	2,000		1,943,245
3.12%, 04/01/35 (c)	1,575		1,536,659
4.00%, 11/01/35 (c)	1,310		1,361,428
4.00%, 11/01/38 (c)	2,000		2,055,578
4.00%, 11/01/34 (c)	2,945		3,075,456
4.00%, 03/01/36 (c)	9,500		9,813,258
4.00%, 03/01/37 (c)	5,020		5,166,793
4.00%, 09/01/37 (c)	2,000		2,095,678
4.00%, 10/01/39 (c)	2,300		2,359,390
4.00%, 10/01/33 (c)	1,795		1,889,107
4.00%, 08/01/33 (c)	700		707,008
4.00%, 09/01/34 (c)	1,500		1,512,251
4.00%, 09/01/32 (c)	1,815		1,838,828
5.00%, 10/01/30 (c)	1,065		1,147,988
5.00%, 10/01/31 (c)	5,050		5,517,244
5.00%, 10/01/30 (c)	2,340		2,565,725
5.00%, 10/01/31	4,000		4,532,756
5.00%, 11/01/31 (c)	2,645		2,792,717
5.00%, 11/01/30 (c)	1,020		1,078,438
	Par (000’s	)	Value
California (continued)
5.00%, 11/01/34 (c)	$1,610		$1,775,096
5.00%, 12/01/36 (c)	2,000		2,190,086
5.00%, 03/01/35 (c)	2,330		2,541,188
5.00%, 09/01/36 (c)	1,500		1,709,444
5.00%, 04/01/32 (c)	2,500		2,703,569
5.00%, 04/01/36 (c)	3,000		3,221,534
5.00%, 04/01/35 (c)	3,500		3,765,790
5.00%, 04/01/32	4,270		4,850,297
5.00%, 10/01/36 (c)	2,000		2,254,820
5.00%, 10/01/39 (c)	2,615		2,938,061
5.00%, 08/01/35 (c)	490		504,944
5.00%, 08/01/30 (c)	2,250		2,369,960
5.00%, 08/01/36 (c)	3,245		3,448,653
5.00%, 08/01/39 (c)	1,250		1,425,188
5.00%, 08/01/37 (c)	4,000		4,575,893
5.00%, 08/01/36 (c)	3,000		3,435,842
5.00%, 09/01/35 (c)	2,250		2,534,279
5.00%, 09/01/36 (c)	2,000		2,266,330
5.00%, 08/01/33 (c)	1,000		1,001,477
5.00%, 08/01/32 (c)	1,000		1,001,477
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/34 (c)	1,000		1,028,214
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/38 (c)	1,500		1,537,245
4.00%, 05/01/37 (c)	2,000		2,059,743
The Regents of the University of California, Series BV (RB)
5.00%, 05/15/38 (c)	2,000		2,316,972
5.00%, 05/15/40 (c)	1,000		1,145,752
The Regents of the University of California, Series BW (RB) 5.00%, 05/15/40 (c)	1,000		1,145,752
University of California, Series BE (RB) 5.00%, 05/15/36 (c)	1,500		1,652,097
University of California, Series BM (RB) 5.00%, 05/15/35 (c)	1,000		1,152,866
University of California, Series BN (RB)
5.00%, 05/15/35 (c)	2,000		2,305,733
5.00%, 05/15/37 (c)	1,000		1,146,073
5.00%, 05/15/36 (c)	1,000		1,149,730
5.00%, 05/15/41 (c)	1,000		1,129,067
University of California, Series BQ (RB) 5.00%, 05/15/35 (c)	1,000		1,152,866
University of California, Series I (RB) 4.00%, 05/15/35 (c)	2,160		2,161,789
University of California, Series O (RB) 5.00%, 05/15/36 (c)	1,170		1,242,774

See Notes to Financial Statements

55

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
University of California, Series Q (RB) 4.00%, 05/15/39 (c)	$2,500		$2,567,149
			338,512,827
Colorado: 2.1%
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/30 (c)	540		562,035
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/30 (c)	1,000		1,020,902
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/36 (c) ^	1,200		719,679
Colorado Health Facilities Authority, Advenhealth, Series A (RB)
4.00%, 11/15/38 (c)	2,000		2,008,547
5.00%, 11/15/57 (c) (p)	1,465		1,646,135
Colorado Health Facilities Authority, Commonspirit Health, Series A (RB)
4.00%, 08/01/38 (c)	2,350		2,311,241
5.00%, 12/01/34	2,000		2,248,032
5.00%, 12/01/39 (c)	3,500		3,851,771
Colorado Health Facilities Authority, Sanford, Series A (RB) 4.00%, 11/01/39 (c)	2,000		1,947,943
Denver City and County School District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c)	1,430		1,314,015
5.00%, 12/01/39 (c)	1,000		1,081,933
Denver City and County School, Board of Water Commissioners, Series A (RB) 3.00%, 12/15/37 (c)	1,000		902,225
Jefferson County School District R-1 (GO) 5.00%, 12/15/30 (c)	1,110		1,195,936
Pueblo City, Schools District No. 60 (GO) (SAW)
3.00%, 12/15/37 (c)	500		445,762
5.00%, 12/15/34 (c)	1,010		1,089,745
5.00%, 12/15/38 (c)	1,625		1,739,857
Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/36 (c)	1,820		1,876,742
Regional Transportation District, Fastracks Project, Series B (RB)
5.00%, 11/01/33 (c)	530		559,564
5.00%, 11/01/34 (c)	1,995		2,105,112
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c)	1,315		1,331,932
4.00%, 12/15/36 (c)	1,750		1,789,180
4.00%, 12/15/39 (c)	1,540		1,556,646
	Par (000’s	)	Value
Colorado (continued)
4.00%, 12/15/40 (c)	$1,000		$1,006,658
5.00%, 12/15/34 (c)	1,000		1,109,045
State of Colorado, Series A (CP) (SAW) 4.00%, 12/15/37 (c)	2,000		2,034,267
University of Colorado, Series A-2 (RB) 3.00%, 06/01/33 (c)	800		755,530
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/36 (c)	2,165		2,324,005
			40,534,439
Connecticut: 2.0%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A (RB) 4.40%, 11/15/38 (c)	1,530		1,549,770
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/34 (c)	1,290		1,019,486
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series D-1 (RB) 3.20%, 11/15/32 (c)	260		248,692
Connecticut State Health and Educational Facilities Authority, Hartford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 07/01/34 (c)	335		356,680
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/32 (c)	1,700		1,769,624
Connecticut State, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/33 (c)	1,000		1,000,729
State of Connecticut, Series A (GO)
3.00%, 01/15/32 (c)	2,200		2,114,473
3.00%, 01/15/34 (c)	1,000		945,652
3.00%, 01/15/35 (c)	2,500		2,334,560
3.00%, 01/15/36 (c)	1,000		926,829
4.00%, 01/15/37 (c)	2,000		2,033,811
4.00%, 01/15/31	1,780		1,875,774
5.00%, 01/15/37 (c)	1,000		1,131,452
State of Connecticut, Series C (GO)
4.00%, 06/01/34 (c)	1,950		2,011,021
4.00%, 06/01/36 (c)	850		867,851
State of Connecticut, Series E (GO) 5.00%, 11/15/32	1,000		1,133,955

See Notes to Financial Statements

56

	Par (000’s	)	Value
Connecticut (continued)
5.00%, 09/15/30 (c)	$1,665		$1,786,160
State of Connecticut, Series F (GO)
5.00%, 11/15/31 (c)	1,550		1,571,744
5.00%, 11/15/32 (c)	1,525		1,545,869
State of Connecticut, Special Tax, Series A (RB)
5.00%, 05/01/31	1,650		1,842,675
5.00%, 05/01/35 (c)	1,500		1,654,212
5.00%, 09/01/32 (c)	475		488,522
5.00%, 09/01/31 (c)	1,250		1,251,123
State of Connecticut, Special Tax, Series A (ST) 5.00%, 05/01/37 (c)	2,500		2,706,616
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (RB)
4.00%, 05/01/36 (c)	1,225		1,250,866
5.00%, 05/01/33 (c)	1,025		1,137,294
State of Connecticut, Transportation Infrustructure Purposes, Series D (RB) 4.00%, 11/01/38 (c)	2,000		2,028,957
			38,584,397
Delaware: 0.2%
Delaware Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/40 (c)	1,000		991,760
State of Delaware (GO) 2.00%, 02/01/35 (c)	1,000		799,518
State of Delaware, Series A (GO)
2.00%, 01/01/36 (c)	650		512,561
4.00%, 05/01/41 (c)	1,000		1,018,776
5.00%, 05/01/36 (c)	1,000		1,139,636
			4,462,251
District of Columbia: 1.5%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/34 (c)	2,250		2,411,462
District of Columbia, Income Tax, Series A (RB)
4.00%, 03/01/40 (c)	2,000		2,002,921
5.00%, 07/01/36 (c)	2,000		2,232,143
District of Columbia, Series A (GO)
5.00%, 01/01/37 (c)	1,000		1,122,471
5.00%, 06/01/33 (c)	580		604,795
5.00%, 06/01/34 (c)	1,000		1,041,700
5.00%, 06/01/35 (c)	750		791,472
District of Columbia, Series A (RB) 5.00%, 03/01/36 (c)	1,000		1,073,655
District of Columbia, Series C (RB) 5.00%, 05/01/36 (c)	1,000		1,085,008
	Par (000’s	)	Value
District of Columbia (continued)
District of Columbia, Water and Sewer Authority, Series A (RB) 5.00%, 10/01/40 (c)	$1,000		$1,122,639
Washington Convention & Sports Authority, Series A (RB) 5.00%, 10/01/30 (c)	1,000		1,051,726
Washington Metropolitan Area Transit Authority (RB) 5.00%, 07/01/36 (c)	1,000		1,038,040
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/34 (c)	4,000		4,148,713
5.00%, 07/15/37 (c)	1,400		1,509,605
5.00%, 07/15/37 (c)	2,000		2,180,846
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/33 (c)	550		573,675
5.00%, 07/01/34 (c)	810		843,552
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/34 (c)	1,880		1,957,874
5.00%, 07/01/37 (c)	1,140		1,182,442
5.00%, 07/01/31 (c)	650		680,296
			28,655,035
Florida: 2.6%
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/36 (c)	2,000		2,027,656
Central Florida Expressway Authority (RB) (BAM)
3.00%, 07/01/34 (c)	520		484,871
4.00%, 07/01/41 (c)	845		833,613
Central Florida Expressway Authority, Series A (RB) 4.00%, 07/01/31 (c)	1,250		1,257,794
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/38 (c)	2,000		2,070,149
Central Florida Expressway Authority, Series B (RB) 4.00%, 07/01/39 (c)	2,000		2,009,044
City of Gainesville, Utilities System, Series A (RB) 5.00%, 10/01/34 (c)	1,045		1,088,143
City of Jacksonville, Series A (RB) 5.00%, 10/01/32 (c)	1,095		1,182,094
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/31 (c)	2,000		2,098,796
5.00%, 11/01/37 (c)	560		581,550

See Notes to Financial Statements

57

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
City of Tampa Florida, H. Lee Moffitt Cancer Center Project, Series B (RB) 4.00%, 07/01/38 (c)	$1,000		$978,976
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^	565		421,161
0.00%, 10/01/32 (c) ^	400		284,114
5.00%, 10/01/34 (c)	2,005		2,067,142
County of Miami-Dade, Building Better Communities Program, Series A (GO) 5.00%, 07/01/34 (c)	555		570,300
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/36 (c)	1,600		1,645,289
County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/39 (c)	2,000		2,000,986
County of Miami-Dade, Florida Aviation, Series A (RB) 4.00%, 10/01/39 (c)	1,500		1,497,269
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/34 (c)	865		866,790
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/32 (c)	3,500		3,886,896
County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/34 (c)	370		348,257
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/35 (c)	2,000		2,050,976
Florida Housing Finance Corp., Homeowner Mortgage (RB) 2.10%, 07/01/35 (c)	950		763,030
JEA Electric System, Series A (RB) 5.00%, 10/01/39 (c)	2,000		2,004,466
JEA Electric System, Series A (RB) (AGC) 5.00%, 10/01/33	1,000		1,144,276
JEA Electric System, Series B (RB)
3.38%, 10/01/34 (c)	520		519,845
5.00%, 10/01/32 (c)	885		922,794
5.00%, 10/01/30 (c)	850		894,472
Lee County, Industrial Development Authority, Health System, Inc., Series A (RB) 5.00%, 04/01/34	605		637,501
	Par (000’s	)	Value
Florida (continued)
Leon County, City of Tallahassee, Blueprint Intergovernmental Agency (RB) 5.00%, 10/01/38 (c)	$1,000		$1,111,034
Miami-Dade County, Florida Water and Sewer System, Series B (RB) 5.00%, 10/01/40 (c)	500		555,744
Orange County, Health Facilities Authority, Series A (RB)
5.00%, 10/01/36 (c)	1,325		1,358,339
5.00%, 10/01/39 (c)	1,000		1,022,816
Orange County, Tourist Development Tax (RB) 5.00%, 10/01/30	490		541,324
Orlando Utilities Commission, Series B (RB) 5.00%, 10/01/39 (c)	750		843,816
Polk County, School District (RB) (SAW) 5.00%, 10/01/30 (c)	1,000		1,084,126
Reedy Creek Improvement District, Series A (GO)
4.00%, 06/01/31 (c)	1,000		1,017,892
5.00%, 06/01/35 (c)	1,000		1,025,344
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/32 (c)	800		831,181
State of Florida Board of Governors, Florida State University Athletics Association, Series A (RB) (BAM) 5.00%, 10/01/40 (c)	2,000		2,218,759
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/31 (c)	1,000		971,774
3.00%, 07/01/35 (c)	1,000		934,238
			50,654,637
Georgia: 2.5%
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/35 (c)	800		859,162
5.00%, 07/01/38 (c)	2,275		2,428,052
City of Atlanta, Water and Wastewater (RB) 5.00%, 11/01/32 (c)	1,000		1,008,204
City of Atlanta, Water and Wastewater (RB) (BAM) 5.00%, 11/01/34	1,000		1,144,219
County of Fulton (GO) 4.00%, 07/01/40 (c)	1,500		1,495,855

See Notes to Financial Statements

58

	Par (000’s	)	Value
Georgia (continued)
Dekalb County, Water and Sewerage, Series B (RB) (AGM) 5.00%, 10/01/35 (c)	$1,530		$1,572,435
Fulton County, Georgia Water and Sewerage, Series A (RB) 3.00%, 01/01/37 (c)	3,000		2,699,136
Georgia Housing and Finance Authority, Series A (RB) 4.10%, 12/01/39 (c)	1,000		995,114
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/31 (c)	925		865,939
Main Street Natural Gas Inc, Series C (RB) 5.00%, 12/01/54 (c) (p)	1,000		1,066,250
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
5.00%, 05/15/35	2,000		2,126,216
5.00%, 05/15/37	2,000		2,113,822
5.00%, 05/15/38	1,000		1,054,365
5.00%, 05/01/54 (c) (p)	2,000		2,133,833
Main Street Natural Gas, Inc., Gas Supply, Series C (RB) 5.00%, 09/01/53 (c) (p)	1,000		1,064,180
Main Street Natural Gas, Inc., Gas Supply, Series D (RB) 5.00%, 04/01/54 (c) (p)	2,000		2,148,584
Main Street Natural Gas, Inc., Gas Supply, Series E (RB) 5.00%, 12/01/53 (c) (p)	2,000		2,127,046
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 10/01/38 (c)	2,000		2,001,514
4.00%, 09/01/40 (c)	2,000		2,028,779
4.00%, 09/01/36 (c)	2,175		2,229,782
4.00%, 09/01/41 (c)	855		866,252
State of Georgia, Private Colleges and Universities Authority, Emory University, Series B (RB) 5.00%, 09/01/33	1,000		1,152,643
State of Georgia, Road and Tollway Authority (RB)
5.00%, 06/01/31 (c)	2,550		2,820,877
5.00%, 06/01/32 (c)	2,000		2,203,787
State of Georgia, Road and Tollway Authority, Series A (RB) 4.00%, 07/15/35 (c)	3,255		3,393,102
State of Georgia, Series A (GO)
4.00%, 08/01/34 (c)	935		982,034
5.00%, 02/01/32 (c)	2,000		2,084,578
5.00%, 02/01/33 (c)	1,200		1,249,509
			47,915,269
	Par (000’s	)	Value
Hawaii: 0.5%
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/31 (c)	$1,930		$2,124,301
City and County of Honolulu, Series D (GO) 5.00%, 09/01/32 (c)	1,015		1,067,560
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/33 (c)	970		978,289
City and County of Honolulu, Wastewater System, Series B (RB) 5.00%, 07/01/36 (c)	875		939,525
State of Hawaii (RB) 5.00%, 01/01/36 (c)	1,000		1,095,761
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM) 5.00%, 07/01/34 (c)	2,000		2,179,241
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c)	1,000		975,668
5.00%, 05/01/34 (c)	690		719,993
			10,080,338
Illinois: 5.0%
Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/35 (c)	1,000		1,067,773
Chicago O’Hare International Airport, Series A (RB) (AGM) 4.00%, 01/01/37 (c)	1,000		1,008,893
Chicago O’Hare International Airport, Series B (RB) 5.00%, 01/01/34 (c)	365		375,415
Chicago O’Hare International Airport, Series D (RB)
4.12%, 01/01/40 (c)	1,150		1,151,091
5.00%, 01/01/32	750		832,496
City of Chicago, Chicago O’Hare International Airport, Customer Facility Charge (RB) (BAM) 5.25%, 01/01/41 (c)	1,205		1,333,201
City of Chicago, Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/41 (c)	2,120		2,138,361
5.00%, 01/01/39 (c)	2,000		2,045,760
City of Chicago, Second Lien Water (RB) (AGM)
5.00%, 11/01/36 (c)	1,500		1,560,491
5.00%, 11/01/34 (c)	1,420		1,481,266
City of Chicago, Series A (GO)
5.00%, 01/01/33 (c)	2,455		2,613,147
5.00%, 01/01/32 (c)	1,000		1,067,378
5.25%, 01/01/38 (c)	2,000		2,131,572
City of Chicago, Series B (GO) 4.00%, 01/01/40 (c)	1,064		1,011,190

See Notes to Financial Statements

59

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Series C (GO) 5.00%, 01/01/38 (c)	$1,150		$1,152,667
City of Chicago, Wastewater Transmission, Series A (RB) (BAM)
5.00%, 01/01/40 (c)	1,000		1,108,640
5.00%, 01/01/41 (c)	1,000		1,102,344
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/36 (c)	750		772,134
City of Chicago, Wastewater Transmission, Series B (RB) (AGM) 5.00%, 01/01/37 (c)	1,000		1,102,085
Illinois Finance Authority, Carle Foundation, Series A (RB)
4.00%, 08/15/38 (c)	1,500		1,461,643
4.00%, 08/15/37 (c)	1,500		1,476,450
5.00%, 08/15/35 (c)	1,000		1,078,526
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 07/01/37 (c)	1,000		1,013,433
4.00%, 07/01/35 (c)	1,600		1,635,303
5.00%, 07/01/33 (c)	700		725,913
5.00%, 07/01/36 (c)	2,560		2,746,869
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/34 (c)	1,400		1,505,994
Illinois Finance Authority, Memorial Health System (RB) 5.00%, 04/01/34 (c)	1,435		1,512,093
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
4.00%, 08/15/40 (c)	1,625		1,585,919
5.00%, 08/15/32 (c)	1,365		1,484,169
5.00%, 08/15/33 (c)	1,000		1,085,270
5.00%, 08/15/34 (c)	1,295		1,401,617
Illinois Finance Authority, Silver Cross Hospital and Medical Centers, Series C (RB) 4.12%, 08/15/37 (c)	2,145		2,048,563
Illinois Finance Authority, The University of Chicago, Series B (RB) 5.00%, 04/01/35 (c)	2,000		2,270,739
Illinois Housing Development Authority, Series B (RB) 3.45%, 10/01/33 (c)	420		406,507
Illinois Municipal Electric Agency Power Supply System, Series A (RB) 4.00%, 02/01/34 (c)	1,500		1,500,957
Illinois State Finance Authority, Ann & Robert H. Lurie Children’s Hospital (RB) 4.00%, 08/15/37 (c)	1,000		984,300
	Par (000’s	)	Value
Illinois (continued)
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	$1,000		$1,136,775
Illinois State Municipal Electric Agency, Power Supply, Series A (RB) 4.00%, 02/01/35 (c)	2,000		2,000,474
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/40 (c)	2,000		2,012,820
5.00%, 01/01/37 (c)	3,000		3,393,071
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/37 (c)	1,500		1,525,611
5.00%, 01/01/40 (c)	1,000		1,013,773
Illinois State, Series C (GO) 4.00%, 10/01/40 (c)	1,000		973,497
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 0.00%, 06/15/37 (c) ^	1,500		903,377
Metropolitan Water Reclamation District of Greater Chicago, Series B (GO) 5.25%, 12/01/35	1,000		1,177,934
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/36 (c)	1,500		1,480,840
5.00%, 12/01/30 (c)	990		1,025,689
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/34 (c)	570		597,021
5.00%, 01/01/34 (c)	1,000		1,114,861
State of Illinois (GO) 5.00%, 02/01/39 (c)	2,385		2,596,712
State of Illinois, Sales Tax, Series A (RB) (BAM) 3.00%, 06/15/32 (c)	3,000		2,798,427
State of Illinois, Sales Tax, Series C (RB) 5.00%, 06/15/30	1,000		1,097,884
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c)	2,460		2,402,972
5.00%, 10/01/33 (c)	2,500		2,610,998
5.00%, 12/01/35 (c)	1,000		1,032,851
5.00%, 03/01/34 (c)	1,000		1,078,992
5.00%, 05/01/41 (c)	630		645,499
5.00%, 05/01/35 (c)	2,250		2,333,326
5.25%, 12/01/30 (c)	1,200		1,262,111
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c)	2,000		2,007,498
5.00%, 11/01/30 (c)	1,000		1,072,552
5.00%, 05/01/36 (c)	1,000		1,083,902
State of Illinois, Series D (GO)
4.00%, 07/01/37 (c)	1,000		992,970
5.00%, 07/01/36 (c)	1,000		1,084,916

See Notes to Financial Statements

60

	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Series D (RB) 3.00%, 06/15/32 (c)	$680		$634,310
State of Illinois, Seris B (GO)
5.00%, 05/01/38 (c)	1,145		1,250,654
5.00%, 05/01/41 (c)	2,000		2,154,114
			97,476,600
Indiana: 0.7%
Avon Indiana Community School Building Corp., AD Valorem Property Tax First Mortgage (RB) 5.25%, 07/15/39 (c)	1,000		1,121,835
City of Indianapolis, Indiana Water System, Series A (RB) 5.00%, 10/01/36 (c)	1,720		1,812,593
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/35 (c)	2,500		2,561,216
Indiana Finance Authority, Indiana University Health Inc., Series B (RB) 5.00%, 10/01/55 (c) (p)	1,000		1,114,215
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	1,545		1,585,401
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB) 5.00%, 02/01/31 (c)	1,715		1,840,277
Indianapolis Local Public Improvement Bond Bank, Indiana Convention Center Hotel, Series E (RB) 5.50%, 03/01/38 (c)	1,000		1,089,777
Indianapolis Local Public Improvement Bond Bank, Series A (RB) (AGM) 4.00%, 06/01/39 (c)	1,000		1,005,163
IPS Multi-School Building Corp. (RB) 5.00%, 07/15/41 (c)	1,000		1,086,157
			13,216,634
Iowa: 0.4%
Iowa Finance Authority (RB) 5.00%, 08/01/31 (c)	1,000		1,050,248
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Company Project (RB) 4.00%, 12/01/50 (c) (p)	3,210		3,439,686
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/37 (c)	1,000		1,099,307
5.00%, 08/01/37 (c)	1,000		1,130,392
5.00%, 08/01/36 (c)	1,000		1,134,017
			7,853,650
	Par (000’s	)	Value
Kansas: 0.3%
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/34 (c)	$750		$758,005
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB) 5.00%, 11/15/54 (p)	2,450		2,706,437
State of Kansas, Department of Transportation, Series A (RB) 5.00%, 09/01/32 (c)	1,165		1,220,958
University of Kansas Hospital Authority (RB) 4.00%, 09/01/40 (c)	2,000		1,951,158
			6,636,558
Kentucky: 0.9%
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB)
4.00%, 08/01/52 (c) (p)	1,200		1,214,011
5.25%, 04/01/54 (c) (p)	3,000		3,259,930
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	3,000		3,217,867
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/34 (c)	3,285		3,460,370
Kentucky State Property and Building Commission, Project No. 131, Series A (RB)
5.00%, 10/01/40 (c)	1,000		1,112,016
5.00%, 10/01/41 (c)	1,000		1,104,769
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c)	1,000		982,670
5.00%, 10/01/31 (c)	290		296,038
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 5.00%, 05/15/38 (c)	2,000		2,244,777
University of Kentucky, Series A (RB)
3.00%, 10/01/35 (c)	770		708,035
4.00%, 10/01/30 (c)	500		503,721
			18,104,204
Louisiana: 0.9%
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM)
4.00%, 12/01/37 (c)	1,300		1,314,922
5.00%, 12/01/33 (c)	615		661,376
Jefferson Sales Tax District, Series B (RB) (AGM) 4.00%, 12/01/35 (c)	500		508,261

See Notes to Financial Statements

61

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 2.50%, 04/01/36 (c)	$1,455		$1,198,140
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	5,040		4,901,119
Louisville Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 10/15/36 (c)	1,000		1,109,327
State of Louisiana, Gasoline & Fuels Tax (RB) 5.00%, 05/01/33	1,000		1,125,942
State of Louisiana, Series A (GO)
5.00%, 03/01/33 (c)	930		1,012,379
5.00%, 03/01/38 (c)	1,000		1,090,794
5.00%, 03/01/32 (c)	750		836,544
5.00%, 04/01/35 (c)	1,000		1,131,527
5.00%, 04/01/36 (c)	1,000		1,127,667
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/34 (c)	910		989,261
			17,007,259
Maryland: 1.6%
City of Baltimore, Wastewater Project, Series C (RB) 5.00%, 07/01/39 (c)	1,500		1,501,544
County of Baltimore, Public Improvement (GO) 4.00%, 03/01/34 (c)	890		920,832
County of Baltimore, Public Improvement (GO) (AGC) 4.00%, 03/01/34 (c)	1,925		1,972,209
County of Baltimore, Public Improvement (GO) (CA MTG INS) 4.00%, 03/01/36 (c)	2,420		2,461,388
County of Montgomery, Series A (GO) 3.00%, 08/01/32 (c)	750		730,317
Maryland Community Development Administration, Series A (RB) (AGM) 1.95%, 09/01/41 (c)	310		207,944
Maryland Department of Transportation (RB) 3.00%, 09/01/31 (c)	500		481,659
Maryland Stadium Authority (RB) 5.00%, 06/01/40 (c)	1,000		1,113,144
Prince George’s County, Public Improvement, Series A (GO) 5.00%, 07/15/36 (c)	2,500		2,649,941
	Par (000’s	)	Value
Maryland (continued)
5.00%, 08/01/34 (c)	$1,500		$1,721,944
5.00%, 08/01/35 (c)	2,500		2,859,144
State of Maryland (GO) 4.00%, 06/01/30 (c)	1,500		1,500,018
State of Maryland, Department of Transportation (RB)
3.00%, 11/01/30 (c)	520		504,737
3.12%, 05/01/31 (c)	855		834,815
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/31 (c)	2,340		2,079,677
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/32 (c)	530		542,008
5.00%, 03/15/32 (c)	3,000		3,248,588
5.00%, 08/01/30 (c)	1,000		1,073,880
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/31 (c)	1,000		968,925
5.00%, 03/15/31 (c)	1,500		1,657,874
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO) 5.00%, 06/01/34 (c)	1,650		1,691,088
			30,721,676
Massachusetts: 3.4%
City of Boston, Series A (GO) 5.00%, 11/01/39 (c)	2,000		2,268,007
Commonwealth of Massachusetts (GO) 5.00%, 08/01/41 (c)	1,000		1,118,900
Commonwealth of Massachusetts (RB) 5.50%, 01/01/34	3,000		3,434,770
Commonwealth of Massachusetts Transportation Fund, Series A (RB) 5.00%, 06/01/33 (c)	1,275		1,275,855
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/35 (c)	980		980,657
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/40 (c)	1,500		1,678,367
5.00%, 10/01/31	3,000		3,389,523
Commonwealth of Massachusetts, Series B (GO)
5.00%, 05/01/40 (c)	1,500		1,683,926
5.00%, 07/01/31 (c)	600		617,874
5.00%, 07/01/34 (c)	1,860		1,910,649
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		2,996,281

See Notes to Financial Statements

62

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/37 (c)	$2,000		$2,044,512
4.00%, 05/01/35 (c)	1,165		1,175,286
5.00%, 07/01/36 (c)	365		396,716
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/38 (c)	2,000		2,166,086
Commonwealth of Massachusetts, Series D (RB) (NATL) 5.50%, 01/01/34	1,000		1,123,902
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/33 (c)	1,275		1,216,046
4.00%, 04/01/38 (c)	1,000		1,000,708
4.00%, 04/01/33 (c)	1,000		1,001,738
4.00%, 09/01/39 (c)	3,000		2,999,963
5.00%, 11/01/32 (c)	1,000		1,106,657
5.00%, 09/01/37 (c)	1,010		1,071,040
Commonwealth of Massachusetts, Transportation Fund, Series A (GO) 5.00%, 12/01/33 (c)	500		517,252
Commonwealth of Massachusetts, Transportation Fund, Series A (RB) 5.00%, 06/01/37 (c)	800		881,050
Massachusetts Bay Transportation Authority Sales Tax, Series A-1 (RB)
4.00%, 07/01/38 (c)	2,000		2,049,749
5.00%, 07/01/40 (c)	1,000		1,119,700
Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/40 (c)	1,000		1,131,402
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/35 (c)	255		274,125
Massachusetts Development Finance Agency, Children’s Hospital, Series T (RB) 5.00%, 03/01/34 (c)	1,000		1,154,882
Massachusetts Development Finance Agency, Harvard University, Series A (RB)
4.00%, 07/15/36 (c)	1,035		1,043,704
5.00%, 07/15/40	3,860		4,657,163
Massachusetts Development Finance Agency, Harvard University, Series B (RB) 5.00%, 02/15/33	2,000		2,318,881
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 07/01/35 (c)	$1,500		$1,506,858
Massachusetts Development Finance Agency, Series A (RB) 5.00%, 10/01/41 (c)	1,000		1,117,524
Massachusetts Development Finance Agency, Series B (RB) 4.00%, 02/15/36	1,000		1,084,379
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/35 (c)	500		506,473
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 08/15/37 (c)	1,150		1,162,931
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	2,000		2,279,561
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/31 (c)	2,115		2,229,574
The Commonwealth of Massachusetts, Series A (GO) 5.00%, 03/01/36 (c)	1,000		1,142,508
University of Massachusetts Building Authority (RB)
5.00%, 11/01/30 (c)	1,020		1,082,051
5.00%, 11/01/34 (c)	750		813,251
5.00%, 05/01/34 (c)	1,220		1,315,060
University of Massachusetts Building Authority (RB) (SD CRED PROG) 5.00%, 11/01/32 (c)	500		545,098
			66,590,639
Michigan: 1.3%
Detroit City School District, Series A (GO) (AGM) 5.25%, 05/01/32	2,220		2,482,580
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/37 (c)	3,000		3,377,748
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB) 5.00%, 07/01/31 (c)	570		586,574
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB) 5.00%, 07/01/33 (c)	1,025		1,053,680

See Notes to Financial Statements

63

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Michigan (continued)
Kalamazoo Michigan Hospital Facilities, Bronson Healthcare Group (RB) 4.00%, 05/15/36 (c)	$2,000		$1,986,345
Michigan Finance Authority Hospital, McLaren Health Care, Series A (RB) 5.00%, 05/15/38 (c)	1,500		1,506,780
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/33 (c)	355		333,595
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/40 (c)	1,000		986,082
5.00%, 12/01/35 (c)	585		607,318
5.00%, 12/01/34 (c)	2,000		2,080,477
Michigan State Housing Development Authority, Series A (RB) 4.30%, 10/01/40 (c)	725		725,053
Michigan State Housing Development Authority, Series B (RB) 4.50%, 12/01/38 (c)	1,500		1,522,496
Michigan State University, Series A (RB) 5.00%, 08/15/40 (c)	2,000		2,017,219
State of Michigan, Building Authority, Series I (RB) 5.00%, 10/15/32 (c)	570		590,284
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/36 (c)	750		701,574
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB) 3.10%, 12/01/31 (c)	1,370		1,307,650
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/36 (c)	1,000		1,135,901
State of Michigan, Trunk Line Fund, Series A (RB) 5.00%, 11/15/35 (c)	1,900		2,117,041
			25,118,397
Minnesota: 0.9%
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB) 5.00%, 12/15/31 (c)	1,000		1,039,707
County of Hennepin, Series A (GO) 5.00%, 12/01/36 (c)	2,000		2,307,334
	Par (000’s	)	Value
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/31 (c)	$325		$337,629
Minnesota Agricultural & Economic Development Board (RB) 5.00%, 01/01/38 (c)	1,000		1,114,844
Minnesota Public Facilities Authority, Series A (RB)
5.00%, 03/01/33 (c)	1,500		1,534,307
5.00%, 03/01/31	1,000		1,125,049
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/31 (c)	1,000		1,052,017
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 08/01/36 (c)	1,000		1,075,310
5.00%, 08/01/33 (c)	1,000		1,087,381
5.00%, 08/01/37 (c)	2,000		2,174,086
5.00%, 08/01/36 (c)	2,000		2,174,030
State of Minnesota, Various Purpose, Series D (GO) 3.00%, 10/01/30 (c)	1,000		976,853
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG) 3.00%, 02/01/33 (c)	1,000		1,000,103
			16,998,650
Mississippi: 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/41 (c)	500		502,781
State of Mississippi, Series A (RB)
5.00%, 10/15/34 (c)	1,000		1,044,763
5.00%, 10/15/36 (c)	550		571,589
			2,119,133
Missouri: 0.5%
County of St. Louis, Hazewood School District, Series A (GO) (BAM) 5.00%, 03/01/38 (c)	1,000		1,095,290
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,565,819
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 12/01/32 (c)	685		689,375
Springfield School District No. R-12 (GO) 4.00%, 03/01/34 (c)	650		670,616
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/35 (c)	2,415		2,478,374
5.00%, 03/01/36 (c)	450		481,143

See Notes to Financial Statements

64

	Par (000’s	)	Value
Missouri (continued)
St. Louis School District, Board of Education (GO) (AGM) 5.00%, 04/01/37 (c)	$1,000		$1,104,273
The Community College District of St. Louis (CP) 5.00%, 04/01/40 (c)	1,000		1,103,919
			9,188,809
Nebraska: 0.6%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32	1,280		1,359,577
5.00%, 09/01/34	4,300		4,608,997
5.00%, 09/01/35	2,000		2,153,252
Central Plans Energy Project, Gas Project Crossover No.3, Series B (RB) 5.00%, 09/01/31	1,215		1,284,098
Nebraska Public Power District, Series B (RB) 5.00%, 01/01/37 (c)	1,000		1,015,115
Public Power Generation Agency, Whelan Energy Center, Series A (RB) 5.00%, 01/01/35	750		846,084
			11,267,123
Nevada: 0.9%
Clark County School District, Limited Tax, Series A (GO) 5.00%, 06/15/40 (c)	1,000		1,094,132
Clark County School District, Limited Tax, Series B (GO)
5.00%, 06/15/35 (c)	1,000		1,131,656
5.00%, 06/15/39 (c)	1,000		1,117,615
Clark County School District, Limited Tax, Series B (GO) (AGM) 3.00%, 06/15/37 (c)	1,500		1,356,745
Clark County, Motor Vehicle Fuel Tax (RB) (AGM) 4.00%, 07/01/40 (c)	1,105		1,115,043
Clark County, Nevada Limited Tax, Flood Control (GO) 4.00%, 11/01/33 (c)	1,675		1,676,008
Clark County, Nevada Limited Tax, Series A (GO) 4.00%, 06/15/41 (c)	1,000		991,221
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/32 (c)	470		507,500
Clark County, School District, Series A (GO) (AGM)
5.00%, 06/15/34 (c)	915		996,720
5.00%, 06/15/32 (c)	1,000		1,094,175
Clark County, School District, Series B (GO) (BAM) 3.00%, 06/15/38 (c)	1,500		1,340,888
	Par (000’s	)	Value
Nevada (continued)
Clark County, School District, Series C (GO) 5.00%, 06/15/32 (c)	$1,050		$1,110,615
Clark County, Transportation Improvement, Limited Tax, Series B (GO) 4.00%, 12/01/39 (c)	2,245		2,264,855
Las Vegas Valley Water District, Series C (GO) 3.00%, 06/01/32 (c)	1,000		959,424
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
4.00%, 12/01/33 (c)	760		775,646
4.00%, 12/01/32 (c)	760		778,108
			18,310,351
New Jersey: 3.3%
Casino Reinvestment Development Authority, Luxury Tax (RB) 5.25%, 11/01/39 (c)	1,210		1,210,000
County of Camden, Board of Education of Township of Cherry Hill (GO) 4.00%, 08/01/35 (c)	1,000		1,027,336
County of Hudson (GO)
2.00%, 11/15/35 (c)	685		535,106
2.00%, 11/15/34 (c)	2,000		1,593,985
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/31 (c)	755		729,233
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/33 (c)	1,000		1,067,605
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 06/15/37 (c)	1,970		2,084,054
5.00%, 06/15/36 (c)	1,250		1,326,138
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 06/15/36 (c)	1,080		1,085,762
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 06/15/39 (c)	1,000		994,469
4.00%, 06/15/36 (c)	2,455		2,470,382

See Notes to Financial Statements

65

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB)
2.00%, 03/01/37 (c)	$1,975		$1,572,608
2.00%, 03/01/41 (c)	500		362,500
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/38 (c)	2,000		1,560,803
2.00%, 03/01/36 (c)	1,000		812,373
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/32 (c)	500		525,635
New Jersey Educational Facilities Authority, Princeton Unviersity, Series A-2 (RB) 5.00%, 03/01/41 (c)	2,500		2,831,123
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/34 (c)	360		342,735
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/31 (c)	1,000		1,074,632
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/33 (c)	1,080		1,136,356
5.00%, 01/01/34 (c)	2,900		3,046,226
New Jersey Transportation Trust Fund Authority Transportation System, Series A (RB) 5.00%, 06/15/38 (c)	2,000		2,218,727
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/31 (c)	2,830		2,872,408
4.25%, 06/15/40 (c)	3,045		3,090,955
5.00%, 12/15/34 (c)	635		669,224
5.00%, 12/15/33 (c)	1,395		1,471,341
5.00%, 06/15/37 (c)	1,000		1,113,535
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/31 (c)	780		785,291
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/39 (c)	1,000		998,848
4.12%, 06/15/39 (c)	1,000		1,002,777
5.00%, 06/15/40 (c)	1,000		1,086,683
New Jersey Transportation Trust Fund Authority, Series BB (RB) 4.00%, 06/15/36 (c)	1,045		1,055,063
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 06/15/32 (c)	$1,720		$1,725,248
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/36 (c)	3,000		3,143,416
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/33 (c)	2,130		2,174,658
New Jersey, Economic Development Authority, Series SSS (RB) 5.00%, 06/15/34	1,500		1,687,101
New Jersey, Transportation Trust Fund Authority, Series A (RB) 4.00%, 06/15/40 (c)	1,000		993,023
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/34 (c)	3,000		2,382,482
2.00%, 06/01/30 (c)	3,000		2,662,675
5.00%, 06/01/38 (c)	2,000		2,150,823
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/32 (c)	2,755		2,883,378
5.00%, 06/01/31 (c)	500		524,320
			64,081,037
New Mexico: 0.1%
State of New Mexico (GO) 5.00%, 03/01/33	1,000		1,141,688
New York: 18.0%
Battery Park City Authorization, Series B (RB) 5.00%, 11/01/36 (c)	1,000		1,154,120
City of New York Trust for Cultural Resources, Lincoln Center for Performing Arts Inc., Series A (RB) 4.00%, 12/01/34 (c)	3,000		3,111,766
City of New York, Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/32 (c)	500		479,698
City of New York, Series A (GO)
4.00%, 08/01/34 (c)	485		488,329
4.00%, 08/01/38 (c)	600		611,332
5.00%, 08/01/37 (c)	1,000		1,115,881
5.00%, 09/01/37 (c)	2,000		2,210,081
5.00%, 09/01/34 (c)	2,170		2,434,848
City of New York, Series B-1 (GO)
5.00%, 10/01/32 (c)	1,125		1,219,717
5.00%, 10/01/31 (c)	500		543,637
5.00%, 11/01/30	1,000		1,109,706
5.25%, 10/01/40 (c)	1,575		1,752,177
City of New York, Series C (GO) 4.00%, 08/01/41 (c)	1,000		1,001,162

See Notes to Financial Statements

66

	Par (000’s	)	Value
New York (continued)
5.00%, 08/01/33 (c)	$1,165		$1,168,900
City of New York, Series D (GO) 4.00%, 04/01/41 (c)	1,000		1,001,825
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/37 (c)	1,565		1,683,346
City of New York, Series E (GO) 5.00%, 04/01/37 (c)	1,000		1,113,225
City of New York, Series E-1 (GO)
5.00%, 03/01/32 (c)	1,015		1,074,505
5.00%, 03/01/39 (c)	2,000		2,088,004
5.25%, 03/01/34 (c)	1,000		1,063,767
5.25%, 03/01/31 (c)	1,500		1,603,835
City of New York, Series F-1 (GO)
5.00%, 08/01/39 (c)	1,330		1,475,360
5.00%, 08/01/38 (c)	1,000		1,112,908
5.00%, 08/01/37 (c)	1,000		1,115,881
5.00%, 08/01/36 (c)	1,000		1,120,254
City of New York, Series I-1 (GO) 4.25%, 03/01/35 (c)	1,000		999,997
City of New York, Series L (GO) 5.00%, 04/01/32 (c)	655		705,525
City of New York, Series L-5 (GO) 5.00%, 04/01/34 (c)	1,865		2,058,234
County of Broome, Local Development Corp., United Health Services Hospitals, In. Project (RB) (AGM) 4.00%, 04/01/40 (c)	925		908,834
County of Monroe, Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 3.00%, 12/01/37 (c)	865		691,244
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB)
4.00%, 11/15/35 (c)	1,000		1,054,872
5.00%, 11/15/35 (c)	1,500		1,682,967
County of Suffolk, New York Water System, Series A (RB) 5.00%, 06/01/36 (c)	1,515		1,612,781
County of Suffolk, Public Improvement, Series C (GO)
4.00%, 09/01/36 (c)	1,000		1,031,047
5.00%, 09/01/35 (c)	1,500		1,643,782
Dormitory Authority of the State of New York, General Purpose, Series A (RB)
5.00%, 03/15/41 (c)	2,000		2,203,215
5.00%, 03/15/37 (c)	1,000		1,126,859
5.00%, 03/15/38 (c)	1,000		1,122,121
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/33 (c)	460		478,856
5.00%, 02/15/31 (c)	1,400		1,460,908
	Par (000’s	)	Value
New York (continued)
5.00%, 02/15/32 (c)	$1,700		$1,771,107
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/32 (c)	500		524,663
5.00%, 09/01/33 (c)	750		784,435
5.00%, 09/01/31 (c)	305		320,435
Long Island Power Authority, Electric System, Series A (RB)
3.00%, 09/01/36 (c)	450		410,390
5.00%, 09/01/36 (c)	1,500		1,642,338
5.00%, 09/01/41 (c)	2,000		2,222,009
Long Island Power Authority, Electric System, Series A (RB) (AGM) 4.00%, 09/01/39 (c)	1,500		1,500,336
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/36 (c)	2,000		2,052,097
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/40 (c)	2,000		2,240,591
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/33 (c)	340		339,739
4.00%, 11/15/40 (c)	1,000		998,929
5.00%, 11/15/40 (c)	1,000		1,088,882
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/34	2,000		2,261,122
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 11/15/34 (c)	395		397,682
4.00%, 11/15/32 (c)	1,980		2,001,580
5.00%, 11/15/34 (c)	810		846,308
5.00%, 11/15/31 (c)	1,445		1,518,350
5.00%, 11/15/30 (c)	1,540		1,621,959
5.00%, 11/15/33 (c)	2,540		2,660,572
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		728,085
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/35 (c)	265		235,767
4.00%, 11/15/32 (c)	400		400,382
5.00%, 11/15/30 (c)	1,085		1,142,744
5.00%, 11/15/33 (c)	535		560,359
5.00%, 11/15/32 (c)	1,570		1,647,411
Metropolitan Transportation Authority, Series D-1 (RB) (BAM) 5.00%, 11/15/33 (c)	2,000		2,032,194
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/30	1,000		1,108,938

See Notes to Financial Statements

67

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Series A (RB) (AGC) 2.90%, 11/01/37 (c)	$1,000		$860,711
New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 11/01/35 (c)	1,100		908,869
New York City Housing Development Corp., Multi-Family Housing, Series I-1 (RB) 2.35%, 11/01/40 (c)	525		399,332
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM)
4.00%, 01/01/32 (c)	500		515,591
5.00%, 01/01/31	2,700		2,958,997
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM)
4.00%, 03/01/31 (c)	2,765		2,872,962
4.00%, 03/01/32 (c)	2,500		2,586,332
New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/36 (c)	4,130		3,897,878
New York City Municipal Water Finance Authority, Series AA (RB) 5.00%, 06/15/32 (c)	1,000		1,090,037
New York City Municipal Water Finance Authority, Series CC-1 (RB) 5.00%, 06/15/38 (c)	1,000		1,033,818
New York City Municipal Water Finance Authority, Series DD (RB)
5.00%, 06/15/34 (c)	3,685		4,222,418
5.00%, 06/15/34	5,360		6,205,305
New York City Municipal Water Finance Authority, Series FF-2 (RB) 5.00%, 06/15/33 (c)	500		540,010
New York City Transitional Finance Authority Building Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c)	1,015		1,045,823
5.00%, 07/15/40 (c)	1,305		1,308,143
New York City Transitional Finance Authority Future Tax, Series A-1 (RB)
5.00%, 11/01/39 (c)	1,000		1,117,939
5.00%, 11/01/37 (c)	2,000		2,254,092
5.00%, 11/01/36 (c)	740		840,297
	Par (000’s	)	Value
New York (continued)
5.00%, 05/01/36 (c)	$1,000		$1,119,818
5.00%, 05/01/37 (c)	1,000		1,112,378
New York City Transitional Finance Authority Future Tax, Series C-1 (RB) 5.00%, 05/01/40 (c)	1,815		2,021,395
New York City Transitional Finance Authority Future Tax, Series D (RB) 5.00%, 05/01/33	1,000		1,138,660
New York City Transitional Finance Authority Future Tax, Series F-1 (RB) 5.00%, 02/01/39 (c)	1,000		1,100,146
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 4.00%, 07/15/36 (c)	1,375		1,409,246
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/31 (c)	1,010		1,073,909
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/35 (c)	1,000		1,055,351
5.00%, 07/15/33 (c)	1,605		1,699,304
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW) 5.00%, 07/15/33 (c)	500		529,378
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/37 (c)	2,000		1,822,970
5.00%, 11/01/36 (c)	3,000		3,260,150
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/31 (c)	630		635,219
5.00%, 11/01/32 (c)	1,000		1,118,612
5.00%, 05/01/34 (c)	880		898,690
5.00%, 05/01/35 (c)	655		668,431
5.00%, 05/01/33 (c)	450		459,954
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.00%, 08/01/35 (c)	2,000		2,010,192
5.00%, 05/01/36 (c)	1,000		1,125,862
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/39 (c)	1,190		1,202,729
5.00%, 11/01/32 (c)	1,065		1,108,059
5.00%, 08/01/31 (c)	690		709,527

See Notes to Financial Statements

68

	Par (000’s	)	Value
New York (continued)
5.00%, 08/01/33 (c)	$895		$918,791
5.00%, 08/01/32 (c)	540		554,818
5.00%, 08/01/32 (c)	1,000		1,044,805
5.00%, 08/01/34 (c)	780		823,433
5.00%, 08/01/31 (c)	1,000		1,103,004
5.00%, 08/01/34 (c)	1,000		1,108,022
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/33 (c)	900		935,173
5.00%, 11/01/30 (c)	2,280		2,376,230
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 05/01/41 (c)	500		500,527
4.00%, 05/01/39 (c)	1,690		1,706,214
4.00%, 05/01/40 (c)	775		777,667
5.00%, 05/01/37 (c)	2,500		2,706,641
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/38 (c)	1,500		1,527,974
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/35 (c)	1,195		1,199,181
5.00%, 02/01/31 (c)	1,500		1,528,525
5.00%, 02/01/39 (c)	1,710		1,759,856
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000		6,330,900
New York City Transitional Finance Authority, Series C (RB) 5.00%, 05/01/33	1,000		1,138,660
New York City Transitional Finance Authority, Series D (RB)
5.00%, 11/01/39 (c)	4,300		4,785,833
5.00%, 11/01/36 (c)	1,000		1,129,787
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 06/15/40 (c)	915		788,297
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/40 (c)	2,085		2,218,723
New York Environmental Facilities Corporation, New York City Municipal Water Finance Authory Projects, Series A (RB) 5.00%, 06/15/40 (c)	1,000		1,126,523
	Par (000’s	)	Value
New York (continued)
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	$1,000		$1,148,825
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center (RB) 4.00%, 07/01/37 (c)	1,000		1,016,577
New York State Dormitory Authority, New York Northwell Health, Series A (RB) 5.00%, 05/01/34	4,000		4,534,926
New York State Dormitory Authority, New York University, Series A (RB)
4.00%, 07/01/38 (c)	2,000		2,000,303
5.00%, 07/01/33 (c)	1,140		1,194,720
5.00%, 07/01/40 (c)	400		423,173
5.00%, 07/01/32 (c)	385		413,046
New York State Dormitory Authority, New York University, Series A (RB) (AGC) 5.00%, 03/15/38 (c)	1,250		1,309,001
New York State Dormitory Authority, New York White Plants Hospital (RB) (AGC) 5.25%, 10/01/41 (c)	750		836,098
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 02/15/39 (c)	2,000		2,046,653
New York State Dormitory Authority, Personal Income Tax, Series E (RB) 4.00%, 03/15/38 (c)	1,500		1,528,384
New York State Dormitory Authority, Sales Tax, Series A (RB)
5.00%, 03/15/37 (c)	1,000		1,119,983
5.00%, 03/15/36 (c)	2,000		2,251,330
5.00%, 03/15/40 (c)	1,500		1,655,870
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM) 4.00%, 10/01/35 (c)	1,315		1,332,756
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM-ST AID WITHHLDG)
5.00%, 10/01/35 (c)	2,040		2,259,632
5.00%, 10/01/36 (c)	1,000		1,103,902
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/32 (c)	1,200		1,239,549

See Notes to Financial Statements

69

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 10/01/30 (c)	$1,325		$1,369,668
New York State Dormitory Authority, Series A (RB)
4.00%, 02/15/35 (c)	2,475		2,499,274
4.00%, 02/15/33 (c)	1,000		1,013,988
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 03/15/38 (c)	3,120		2,831,169
4.00%, 02/15/36 (c)	1,235		1,243,989
4.00%, 03/15/37 (c)	1,075		1,098,747
4.00%, 03/15/38 (c)	2,795		2,841,514
4.00%, 03/15/37 (c)	1,135		1,158,906
5.00%, 02/15/32 (c)	595		616,486
5.00%, 02/15/31 (c)	2,115		2,194,215
5.00%, 03/15/35 (c)	1,950		2,080,928
5.00%, 03/15/36 (c)	3,910		4,164,454
5.00%, 03/15/34 (c)	2,370		2,535,507
5.00%, 03/15/39 (c)	2,000		2,200,414
5.25%, 03/15/38 (c)	1,305		1,390,263
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 02/15/34 (c)	1,095		1,099,379
5.00%, 02/15/31 (c)	2,000		2,090,127
5.00%, 02/15/37 (c)	2,270		2,353,265
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/33 (c)	2,000		2,182,117
5.00%, 02/15/32 (c)	940		969,343
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 4.00%, 03/15/37 (c)	2,000		2,050,255
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 03/15/31 (c)	515		534,308
5.00%, 03/15/33 (c)	1,000		1,035,149
5.00%, 03/15/34 (c)	2,110		2,181,457
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/31 (c)	520		553,769
5.00%, 03/15/35 (c)	1,970		2,079,062
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/32 (c)	415		426,727
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/36 (c)	1,250		1,351,184
	Par (000’s	)	Value
New York (continued)
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB) 5.00%, 06/15/33 (c)	$1,000		$1,046,270
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 11/01/35 (c)	835		665,795
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/40 (c)	525		527,285
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/31 (c)	650		661,616
5.00%, 01/01/41 (c)	1,000		1,012,942
5.00%, 01/01/33 (c)	600		610,033
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/37 (c)	800		810,737
New York State Thruway Authority, Series K (RB)
5.00%, 01/01/32 (c)	4,335		4,345,764
5.00%, 01/01/31 (c)	2,500		2,506,208
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/37 (c)	1,120		1,091,240
4.00%, 01/01/36 (c)	2,500		2,518,629
New York State Thruway Authority, Series P (RB) 5.00%, 01/01/38 (c)	1,000		1,137,512
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/34 (c)	2,000		2,215,465
5.00%, 03/15/35 (c)	800		882,585
New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/37 (c)	1,475		1,602,316
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 03/15/37 (c)	1,000		1,017,349
4.00%, 03/15/34 (c)	1,000		1,028,810
5.00%, 03/15/31 (c)	350		366,740
5.00%, 03/15/32 (c)	4,295		4,494,024
New York State Urban Development Corp., State Sales Tax, Series A (RB)
5.00%, 03/15/35 (c)	1,000		1,077,489
5.00%, 03/15/36 (c)	4,500		4,989,715
New York State, Urban Development Coporation, Series B (RB) 5.00%, 03/15/36 (c)	1,000		1,132,146

See Notes to Financial Statements

70

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/37 (c)	$1,000		$1,063,568
5.00%, 12/01/35 (c)	750		801,479
5.00%, 12/01/30	1,150		1,254,010
Port Authority of New York and New Jersey, Series 184 (RB) 5.00%, 09/01/30 (c)	2,000		2,000,000
Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/41 (c)	1,000		1,010,918
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/36 (c)	500		524,160
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/34 (c)	500		526,991
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/36 (c)	500		537,440
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/37 (c)	3,975		4,053,531
4.00%, 07/15/36 (c)	2,600		2,660,080
5.00%, 07/15/34 (c)	1,000		1,098,795
5.00%, 07/15/35 (c)	1,000		1,094,831
State of New York, Dormitory Authority, Series A (RB) 5.00%, 03/15/41 (c)	1,000		1,112,230
State of New York, Mortgage Agency, Series 195 (RB) 3.00%, 10/01/31 (c)	615		582,656
State of New York, Mortgage Agency, Series 205 (RB) 3.12%, 10/01/32 (c)	460		438,265
Town of Hempstead, New York Public Improvement (GO) 4.00%, 05/01/41 (c)	1,000		1,016,206
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series A-1 (RB) 5.00%, 05/15/40 (c)	750		837,750
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series A (RB)
5.00%, 11/15/31	1,000		1,134,189
5.00%, 11/15/34 (c)	1,000		1,137,934
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB) 5.00%, 05/15/31	1,130		1,273,916
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
5.00%, 05/15/37 (c)	1,225		1,353,683
5.00%, 11/15/36 (c)	3,000		3,397,656
	Par (000’s	)	Value
New York (continued)
5.00%, 11/15/38 (c)	$2,000		$2,271,119
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,129,431
5.00%, 11/15/33 (c)	1,255		1,302,516
5.00%, 11/15/37 (c)	1,000		1,035,225
5.00%, 11/15/32 (c)	1,070		1,111,976
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
5.00%, 09/01/31 (c)	1,795		1,949,179
5.00%, 09/01/37 (c)	500		535,276
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/33 (c)	500		516,108
5.00%, 06/01/35 (c)	845		869,975
TSASC, Inc., Tobacco Settlement, Series A (RB) 5.00%, 06/01/41 (c)	1,000		1,015,684
Utility Debt Securitization Authority (RB)
5.00%, 12/15/36 (c)	2,830		2,876,640
5.00%, 12/15/38 (c)	2,000		2,086,756
Utility Debt Securitization Authority, Series A (RB)
5.00%, 12/15/35 (c)	500		512,692
5.00%, 12/15/33 (c)	2,000		2,053,637
5.00%, 12/15/32 (c)	610		626,652
Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/35 (c)	2,000		2,291,064
			349,118,308
North Carolina: 1.1%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB) 5.00%, 01/15/49 (p)	3,000		3,309,388
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/35 (c)	1,925		1,934,649
County of Mecklenburg, Series B (GO) 2.00%, 12/01/30 (c)	250		227,501
County of Wake (RB) 3.00%, 03/01/35 (c)	1,500		1,412,838
North Carolina Charlotte Douglas International Airport, Series A (RB)
4.00%, 07/01/39 (c)	1,670		1,684,918
4.00%, 07/01/38 (c)	1,000		1,015,964
North Carolina Housing Finance Agency Home Ownership (RB) 4.60%, 07/01/37 (c)	1,000		1,020,670

See Notes to Financial Statements

71

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/32 (c)	$1,000		$1,084,284
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/32 (c)	500		514,910
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/35 (c)	800		806,801
4.00%, 01/01/34 (c)	360		364,189
4.00%, 01/01/33 (c)	890		902,101
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/36 (c)	625		521,687
State of North Carolina, Series A (GO)
3.00%, 06/01/34 (c)	380		361,983
5.00%, 06/01/31 (c)	1,100		1,222,838
State of North Carolina, Series A (RB)
5.00%, 05/01/31 (c)	1,000		1,080,601
5.00%, 05/01/34 (c)	1,000		1,125,912
State of North Carolina, Series B (RB) 3.00%, 05/01/31 (c)	800		776,222
University of North Carolina at Chapel Hill, Series B (RB) 5.00%, 12/01/37 (c)	1,000		1,116,095
			20,483,551
Ohio: 1.8%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB)
4.00%, 11/15/36 (c)	1,000		960,883
4.00%, 11/15/35 (c)	1,000		967,348
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) 5.00%, 02/15/37 (c)	1,000		1,107,696
American Municipal Power, Inc., Spairie State Campus Project, Series A (RB) (BAM-TCRS) 4.00%, 02/15/34 (c)	1,520		1,552,245
American Municipal Power, Inc., Spairie State Campus Project, Series B (RB) 5.00%, 02/15/35 (c)	1,360		1,462,333
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/33 (c)	500		533,479
5.00%, 06/01/34 (c)	3,000		3,196,133
5.00%, 06/01/32 (c)	500		534,470
	Par (000’s	)	Value
Ohio (continued)
City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/40 (c)	$1,000		$1,131,021
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/31 (c)	1,245		1,351,971
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 12/01/30 (c)	1,000		1,091,033
County of Butler, Ohio Hospital Facilities, UC Health (RB) 4.00%, 11/15/37 (c)	500		464,013
County of Hamilton, Series A (RB) 4.00%, 12/01/31 (c)	1,000		1,010,652
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/32 (c)	500		527,590
5.00%, 02/15/31 (c)	500		530,229
5.00%, 02/15/39 (c)	2,000		2,221,047
Ohio Water Development Authority Water Pollution Control Loan Fund, Series D (RB)
5.00%, 12/01/40 (c)	1,000		1,129,797
5.00%, 12/01/34	2,500		2,895,107
Ohio Water Development Authority, Drinking Water Assistance, Series A (RB)
5.00%, 12/01/36 (c)	1,335		1,474,573
5.00%, 12/01/40 (c)	1,000		1,124,363
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/37 (c)	1,760		1,894,782
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 12/01/37 (c)	1,970		2,139,604
5.00%, 06/01/33 (c)	1,000		1,099,392
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 01/01/34 (c)	760		765,518
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/41 (c)	835		830,616
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/33 (c)	1,000		1,045,675
State of Ohio, Major New Infrastructure Project (RB) 5.00%, 12/15/31	1,225		1,383,237

See Notes to Financial Statements

72

	Par (000’s	)	Value
Ohio (continued)
State of Ohio, Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 12/01/40 (c)	$1,000		$1,124,363
			35,549,170
Oklahoma: 0.2%
Grand River Dam Authority, Series A (RB)
4.00%, 06/01/33 (c)	2,000		2,018,771
5.00%, 06/01/31 (c)	515		534,322
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/35 (c)	565		587,285
			3,140,378
Oregon: 1.2%
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/33 (c)	720		775,977
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/34 (c)	700		752,602
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 03/01/37 (c)	2,350		2,145,981
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/35 (c)	1,285		1,357,105
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c)	590		617,651
5.00%, 06/15/31 (c)	1,000		1,051,766
Marion and Polk County, Salem-Keizer School District No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c)	740		752,208
5.00%, 06/15/32 (c)	545		577,363
Marion and Polk County, Salem-Keizer School District No. 24J, Series C (GO) (SBG) 4.00%, 06/15/38 (c)	2,000		2,040,231
Multnomah and Clackamas Counties, School District No. 10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^	1,215		894,691
0.00%, 06/15/33 (c) ^	1,010		709,158
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/33 (c)	1,280		1,221,337
Multnomah County, School District No. 1J (GO) (SBG) 5.00%, 06/15/35 (c)	1,000		1,135,875
	Par (000’s	)	Value
Oregon (continued)
Portland Community College District (GO) 5.00%, 06/15/36 (c)	$1,000		$1,131,994
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/38 (c)	3,000		3,040,893
5.00%, 11/15/36 (c)	1,650		1,780,649
5.00%, 11/15/36 (c)	1,000		1,094,482
State of Oregon, Series A (GO) 5.00%, 05/01/36 (c)	1,000		1,134,842
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 10/01/34 (c)	570		546,857
			22,761,662
Pennsylvania: 3.8%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/33 (c)	1,120		1,162,683
5.00%, 07/15/33 (c)	810		861,236
Allegheny County Sanitary Authority Sewer (RB) 5.00%, 12/01/35 (c)	1,000		1,015,398
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/32 (c)	970		999,335
5.00%, 10/01/31 (c)	735		757,780
5.00%, 10/01/30 (c)	880		907,936
5.00%, 10/01/33 (c)	680		700,054
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/36 (c)	1,000		1,003,732
City of Philadelphia, Series B (GO) 5.00%, 02/01/37 (c)	1,500		1,600,031
Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/33 (c)	1,595		1,608,245
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/31 (c)	510		504,157
3.00%, 09/15/35 (c)	1,055		985,394
4.00%, 02/01/32 (c)	1,500		1,512,205
4.00%, 05/15/32 (c)	2,000		2,105,913
4.00%, 08/15/34 (c)	1,500		1,505,594
5.00%, 08/15/39 (c)	2,000		2,250,955
5.00%, 09/01/32	2,000		2,270,665
5.00%, 09/01/37 (c)	1,000		1,129,534
Geisinger Authority Health System, Series A (RB)
4.00%, 04/01/39 (c)	1,000		993,554
5.00%, 02/15/39 (c)	3,100		3,175,063
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/38 (c)	1,100		1,158,941

See Notes to Financial Statements

73

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(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB) 3.38%, 11/15/33 (c)	$1,000		$974,298
Pennsylvania Higher Educational Facilities Authority (RB)
4.00%, 06/15/34 (c)	120		128,615
4.00%, 06/15/34 (c)	645		648,771
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B (RB) 5.25%, 11/01/41 (c)	1,500		1,652,046
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series A (RB) 4.00%, 08/15/31 (c)	1,000		1,008,908
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series B (RB) 5.00%, 10/01/34 (c)	2,675		2,712,896
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/41 (c)	500		367,576
2.80%, 10/01/31 (c)	700		650,771
3.15%, 10/01/39 (c)	1,000		875,987
3.20%, 10/01/31 (c)	425		411,124
3.65%, 10/01/32 (c)	315		315,101
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) 4.30%, 10/01/41 (c)	1,000		983,878
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB)
3.20%, 10/01/32 (c)	300		287,909
3.45%, 10/01/32 (c)	620		610,064
Pennsylvania Turnpike Commission (RB)
5.00%, 12/01/32 (c)	1,000		1,000,764
5.00%, 12/01/39 (c)	1,000		1,123,606
5.00%, 12/01/36 (c)	2,000		2,275,907
5.00%, 06/01/33	2,000		2,256,420
Pennsylvania Turnpike Commission, Motor License (RB) 4.00%, 12/01/37 (c)	2,000		2,006,897
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/32 (c)	750		777,956
5.00%, 12/01/37 (c)	1,250		1,324,713
5.00%, 12/01/37 (c)	1,000		1,077,550
5.00%, 12/01/30 (c)	500		543,472
5.00%, 12/01/33 (c)	1,000		1,128,601
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/38 (c)	$1,000		$1,014,843
4.00%, 12/01/36 (c)	1,000		1,022,585
4.00%, 12/01/37 (c)	1,025		1,045,251
5.00%, 12/01/34 (c)	1,010		1,026,937
5.00%, 12/01/34 (c)	700		771,700
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460		1,640,256
5.00%, 09/01/32	2,000		2,272,158
5.00%, 09/01/33	2,000		2,293,593
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/32 (c)	485		495,541
5.00%, 09/01/38 (c)	1,570		1,595,481
5.00%, 09/01/37 (c)	1,000		1,017,292
State of Pennsylvania (GO) 5.00%, 09/01/31	2,000		2,246,639
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 06/01/33 (c)	1,225		1,262,208
5.00%, 06/01/32 (c)	1,750		1,803,866
			72,860,585
Rhode Island: 0.4%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB) 5.00%, 05/15/38 (c)	1,000		1,114,687
Rhode Island Health and Educational Building Corp., Financing Program, Series F (RB) 4.00%, 05/15/39 (c)	1,000		1,000,151
Rhode Island Health and Educational Building Corporation, Hospital Financing (RB) 5.00%, 05/15/34	1,000		1,105,584
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AGM) 2.10%, 10/01/35 (c)	1,000		798,802
State of Rhode Island, Series A (GO) 5.00%, 08/01/39 (c)	2,000		2,209,432
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/40 (c)	1,000		1,004,675
			7,233,331
South Carolina: 1.1%
City of Columbia, South Carolina, Series B (RB) 4.00%, 02/01/41 (c)	2,000		1,996,055
Lancaster County, School District (GO) 3.25%, 03/01/32 (c)	325		320,547

See Notes to Financial Statements

74

	Par (000’s	)	Value
South Carolina (continued)
4.00%, 03/01/35 (c)	$1,000		$1,005,048
Patriots Energy Group Financing Agency, Gas Supply, Series A (RB) 5.25%, 10/01/54 (c) (p)	5,000		5,408,160
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/32 (c)	1,000		1,076,444
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., Series A (RB)
5.00%, 11/01/34 (c)	5,000		5,665,191
5.25%, 11/01/40 (c)	1,000		1,124,607
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/37 (c)	1,000		1,042,326
South Carolina, Public Service Authority, Series A (RB)
4.00%, 12/01/33 (c)	1,115		1,136,914
5.00%, 12/01/37 (c)	1,500		1,529,710
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB) 4.00%, 06/01/39 (c)	1,000		1,000,068
			21,305,070
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/40 (c)	2,750		2,821,156
Tennessee: 1.2%
County of Shelby, Public Improvement, Series B (GO) 4.00%, 04/01/40 (c)	1,000		1,004,155
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 01/01/32 (c)	580		584,114
4.00%, 01/01/31 (c)	545		549,803
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 07/01/31 (c)	1,000		1,101,421
5.00%, 07/01/40 (c)	3,050		3,103,738
5.00%, 07/01/33	1,240		1,397,841
5.00%, 07/01/34	2,000		2,266,169
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/34 (c)	1,000		1,032,409
4.00%, 04/01/33 (c)	3,000		3,120,719
4.00%, 04/01/35 (c)	1,000		1,025,231
State of Tennessee, Series A (GO) 5.00%, 05/01/35 (c)	1,000		1,143,546
	Par (000’s	)	Value
Tennessee (continued)
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 10/01/53 (c) (p)	$2,000		$2,164,458
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	4,000		4,284,654
The Health and Educational Facilities Board of the Town of Greenville Tennessee, Ballad Health, Series A (RB) 4.00%, 07/01/40 (c)	1,155		1,107,101
			23,885,359
Texas: 9.8%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/33 (c)	910		926,433
4.00%, 02/15/34 (c)	675		686,165
Arlington Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/35 (c)	500		510,915
4.00%, 02/15/34 (c)	1,000		1,024,819
Austin Independent School District, Unlimited Tax School Building (GO)
5.00%, 08/01/36 (c)	1,500		1,681,756
5.00%, 08/01/37 (c)	1,000		1,134,140
Bexar County Hospital District, Limited Tax (GO) 4.00%, 02/15/35 (c)	1,000		1,008,239
Board of Regents of the University of Texas System, Series A (RB)
3.00%, 08/15/41 (c)	525		454,431
5.00%, 08/15/30	2,950		3,284,654
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/31 (c)	850		922,438
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/36	2,250		2,623,728
5.00%, 08/15/41 (c)	2,000		2,233,335
Cedar Hill Independent School District (GO) 5.00%, 02/15/41 (c)	1,000		1,103,318
City of Dallas, Series A (GO) 3.00%, 02/15/36 (c)	600		542,000
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/31 (c)	600		618,636
5.00%, 10/01/30 (c)	565		583,719
City of Dallas, Waterworks and Sewer System, Series C (RB) 5.00%, 10/01/33 (c)	1,500		1,648,680

See Notes to Financial Statements

75

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
City of Denton, Utility System (RB) 5.00%, 12/01/31 (c)	$965		$994,543
City of Houston, Airport System, Series D (RB) 5.00%, 07/01/36 (c)	1,000		1,048,865
City of Houston, Combined Utility System, First Lien, Series A (RB)
5.00%, 11/15/33 (c)	4,500		4,944,137
5.00%, 11/15/36 (c)	1,000		1,131,806
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/36 (c)	1,500		1,514,925
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/33 (c)	1,000		1,063,001
City of Houston, Public Improvement, Series A (GO) 5.00%, 03/01/32 (c)	1,000		1,073,113
City of Houston, Series A (GO)
5.00%, 03/01/32 (c)	520		538,258
5.00%, 03/01/31 (c)	500		518,625
5.00%, 03/01/40 (c)	1,000		1,098,155
City of Houston, Texas Public Improvement, Series A (GO) 5.00%, 03/01/34 (c)	1,000		1,126,099
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/33 (c)	1,000		1,112,304
City of San Antonio, Electric and Gas Systems, Series B (RB)
4.00%, 02/01/33	1,000		1,046,795
5.00%, 02/01/39 (c)	1,000		1,098,237
5.00%, 02/01/40 (c)	1,000		1,101,789
Clear Creek Independent School District, Unlimited Tax (GO) 5.00%, 02/15/38 (c)	2,000		2,227,880
Conroe Independent School District (GO) 5.00%, 02/15/31 (c)	1,430		1,436,549
Corpus Christi Independent School District (GO) 4.00%, 08/15/32 (c)	320		326,890
County of Bexar, Alamo Community College District (GO) 4.00%, 08/15/32 (c)	1,000		1,034,520
County of Collin, Community College District (GO)
3.25%, 08/15/33 (c)	500		487,735
4.00%, 08/15/31 (c)	925		944,020
County of Dallas, Cedar Hill Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,108,521
	Par (000’s	)	Value
Texas (continued)
County of Dallas, Garland Independent School District, Series A (GO) 5.00%, 02/15/37 (c)	$500		$559,122
County of Dallas, Highland Park Independent School District (GO) 3.00%, 02/15/35 (c)	1,540		1,447,842
County of Harris, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/32 (c)	950		954,703
5.00%, 11/15/30 (c)	850		890,129
County of Harris, Houston Independent School District, Series A (GO) 4.00%, 02/15/39 (c)	1,000		1,000,856
County of Harris, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/33 (c)	675		694,527
Cypress-Fairbanks Independent School District (GO)
4.00%, 02/15/31 (c)	1,735		1,735,914
4.00%, 02/15/38 (c)	1,275		1,296,993
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/35 (c)	2,335		2,197,208
3.00%, 02/15/34 (c)	500		475,371
4.00%, 02/15/37 (c)	1,500		1,524,182
5.00%, 02/15/31 (c)	1,805		1,947,492
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/33 (c)	1,835		1,976,039
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/31 (c)	1,000		1,053,920
5.00%, 02/15/40 (c)	1,500		1,642,960
5.00%, 02/15/35 (c)	1,000		1,114,700
5.00%, 02/15/36 (c)	1,000		1,111,503
Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 08/15/32 (c)	335		337,717
EP Tuscany Zaragosa PFC Residential Development, Tuscany at Mega Hills and Villas (RB) 4.00%, 12/01/33 (c)	2,000		1,933,026
Fort Bend Independent School District (GO) 5.00%, 08/15/30 (c)	2,000		2,093,761
Frisco Independent School District (GO)
4.00%, 02/15/32 (c)	1,350		1,403,211
4.00%, 02/15/36 (c)	1,345		1,388,706
5.00%, 08/15/36 (c)	2,000		2,132,641

See Notes to Financial Statements

76

	Par (000’s	)	Value
Texas (continued)
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B (RB) 5.00%, 07/01/36 (c)	$3,000		$3,354,463
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/40 (c)	1,145		995,827
Harris County, Flood Control District Improvement, Series A (GO) 4.00%, 10/01/35 (c)	1,000		1,022,869
Harris County, Houston Sports Authority (RB) (AGC) 5.00%, 11/15/37 (c)	1,000		1,101,874
Harris County, Texas Permanent Improvement (GO) 5.00%, 09/15/41 (c)	1,000		1,100,895
Hays Consolidated Independent School District (GO) 5.00%, 02/15/40 (c)	1,000		1,088,596
Houston Independent School District, Limited Tax School House (GO) 5.00%, 02/15/34 (c)	540		560,492
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/32 (c)	605		643,696
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO) 5.00%, 02/15/38 (c)	2,510		2,588,716
Lamar Consolidated Independent School District, Fort Bend County, Texas, Series A (GO) 5.00%, 02/15/41 (c)	2,000		2,187,138
Lone Star College System (GO)
4.00%, 02/15/32 (c)	1,500		1,510,688
5.00%, 02/15/33 (c)	400		408,855
Lower Colorado River Authority (RB) (AGM) 5.00%, 05/15/32 (c)	1,000		1,102,506
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/37 (c)	1,250		1,337,171
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AGM) 5.00%, 05/15/36 (c)	1,000		1,109,164
	Par (000’s	)	Value
Texas (continued)
Midland County Texas, Midland Independent School District (GO) 4.00%, 02/15/39 (c)	$2,555		$2,595,275
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB)
4.00%, 08/15/40 (c)	555		541,026
4.00%, 08/15/36 (c)	1,005		988,743
North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/35 (c)	715		734,739
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/36 (c)	2,000		2,021,157
4.00%, 01/01/38 (c)	2,250		2,265,091
4.00%, 01/01/33 (c)	1,975		2,013,025
5.00%, 01/01/39 (c)	1,000		1,025,555
5.00%, 01/01/34	3,000		3,401,342
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/40 (c)	2,000		2,015,661
5.00%, 01/01/33 (c)	500		508,758
5.00%, 01/01/31 (c)	1,675		1,704,893
5.00%, 01/01/41 (c)	1,500		1,655,723
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/35 (c)	450		451,697
Northside Independent School District, Unlimited Tax (GO) 5.00%, 08/15/32 (c)	880		919,731
Permanent University Fund, University of Texas System, Series A (RB) 5.00%, 07/01/33 (c)	1,180		1,336,302
Pflugerville Independent School District, Unlimited Tax, Series A (GO)
5.00%, 02/15/37 (c)	1,000		1,101,160
5.00%, 02/15/34 (c)	1,875		2,081,631
Plano Independent School District, Unlimited Tax (GO)
5.00%, 02/15/36 (c)	1,000		1,110,244
5.00%, 02/15/35 (c)	1,000		1,115,797
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/34 (c)	1,000		1,093,611
San Antonio Independent School District, Unlimited Tax School Building (GO) 4.00%, 08/15/34 (c)	500		511,899
State of Texas, Conroe Independent School Disrict (GO) 5.00%, 02/15/38 (c)	1,000		1,124,893

See Notes to Financial Statements

77

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
State of Texas, Tarrant County College District (GO) 5.00%, 08/15/40 (c)	$2,020		$2,209,112
State of Texas, Tarrant County, Hurst-Euless-Bedford Independent School District (GO) 4.00%, 08/15/40 (c)	1,000		1,011,646
State of Texas, Transportation Commission (GO) 4.00%, 10/01/32 (c)	1,525		1,525,954
Texas Department of Housing & Community Affairs, Series A (RB) (GNMA/FNMA) 3.80%, 07/01/39 (c)	1,670		1,614,184
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/31	1,475		1,570,874
5.00%, 12/15/32	1,000		1,069,535
Texas Municipal Gas Acquisition & Supply Corp. IV, Series B (RB) 5.50%, 01/01/54 (c) (p)	3,000		3,359,642
Texas Municipal Power Agency (RB) (AGM) 3.00%, 09/01/38 (c)	1,000		872,570
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB) 4.00%, 06/30/36 (c)	1,390		1,395,597
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/37 (c)	1,000		987,604
Texas Private Activity Bond Surface Transportation Corporation, Series A (RB) 4.00%, 12/31/39 (c)	2,000		1,960,631
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/34 (c)	1,570		1,570,192
5.00%, 08/15/41 (c)	755		816,490
Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/38 (c)	1,000		1,018,971
Texas Transportation Commission, State of Texas Highway Improvement (GO) 5.00%, 04/01/40 (c)	2,500		2,774,204
Texas Water Development Board (RB) 3.00%, 10/15/36 (c)	950		879,065
	Par (000’s	)	Value
Texas (continued)
3.00%, 10/15/35 (c)	$750		$701,156
3.00%, 10/15/34 (c)	500		471,778
4.00%, 10/15/35 (c)	2,000		2,017,560
4.00%, 10/15/31 (c)	2,000		2,097,883
5.00%, 10/15/39 (c)	3,000		3,373,849
5.00%, 10/15/36 (c)	1,000		1,140,639
Texas Water Development Board, Series A (RB)
3.00%, 10/15/35 (c)	2,650		2,465,644
4.00%, 10/15/34 (c)	1,000		1,004,182
4.00%, 10/15/34 (c)	1,000		1,013,642
4.00%, 10/15/33 (c)	400		406,311
4.00%, 10/15/33 (c)	600		615,506
4.60%, 10/15/39 (c)	1,000		1,074,124
4.65%, 10/15/40 (c)	2,000		2,140,530
Texas Water Development Board, Series B (RB)
4.00%, 10/15/37 (c)	3,000		3,053,614
4.00%, 10/15/34 (c)	1,000		1,026,512
5.00%, 10/15/32 (c)	1,500		1,601,302
Texas Water Development Board, Series D (RB) 3.00%, 10/15/37 (c)	500		459,107
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/38 (c)	1,000		1,110,430
5.00%, 02/15/37 (c)	1,100		1,228,380
Travis County, Texas Permanent Improvement (GO)
4.00%, 03/01/41 (c)	1,000		991,900
5.00%, 03/01/40 (c)	1,000		1,107,292
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/35 (c)	1,500		1,650,554
University of Texas, Board of Regents, Series A (RB)
5.00%, 07/01/40 (c)	1,000		1,111,763
5.00%, 08/15/34 (c)	2,000		2,246,457
			190,053,985
Utah: 0.5%
Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/34 (c)	395		399,162
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/36 (c)	2,000		2,054,714
University of Utah, Series A (RB) 5.00%, 08/01/31 (c)	365		382,259
University of Utah, Series B (RB) 5.00%, 08/01/38 (c)	2,220		2,465,179
Utah Transit Authority (RB)
5.00%, 06/15/40 (c)	2,000		2,251,236
5.00%, 06/15/41 (c)	1,000		1,118,527
			8,671,077

See Notes to Financial Statements

78

	Par (000’s	)	Value
Vermont: 0.2%
University of Vermont & State Agricultural College (RB) 4.00%, 10/01/40 (c)	$2,000		$1,981,779
Vermont Educational & Health Buildings Financing Agency, Series A (RB) 5.00%, 12/01/31 (c)	1,000		1,019,896
			3,001,675
Virginia: 1.5%
Arlington County, Public Improvement (GO) 5.00%, 06/15/34 (c)	2,000		2,267,984
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 10/01/34 (c)	375		311,020
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/36 (c)	1,000		1,035,415
4.00%, 10/01/35 (c)	1,000		1,042,528
5.00%, 10/01/31 (c)	750		800,317
5.00%, 10/01/32 (c)	1,755		1,903,123
County of Loudoun, Economic Development Authority, Public Facility, Series A (RB) 3.00%, 12/01/36 (c)	1,500		1,373,047
Hampton Roads Transportation Accountability Commission, Series A (RB) 4.00%, 07/01/40 (c)	665		668,617
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/36 (c)	2,750		2,540,841
4.00%, 02/01/38 (c)	2,095		2,121,743
4.00%, 02/01/36 (c)	1,500		1,531,052
5.00%, 02/01/35 (c)	1,950		2,115,512
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/31 (c)	2,180		2,314,723
Virginia College Building Authority, Bidding Group 2, Series A (RB) 4.00%, 02/01/41 (c)	1,000		1,007,701
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 05/15/36 (c)	1,000		1,008,092
4.00%, 05/15/31 (c)	500		505,824
5.00%, 05/15/32 (c)	800		845,831
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/32 (c)	695		667,306
3.12%, 08/01/34 (c)	1,050		1,014,569
	Par (000’s	)	Value
Virginia (continued)
5.00%, 08/01/33 (c)	$1,000		$1,100,930
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/35 (c)	1,000		1,031,523
4.00%, 08/01/37 (c)	1,000		1,021,566
			28,229,264
Washington: 3.4%
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 07/01/37 (c)	1,000		1,018,732
4.00%, 07/01/36 (c)	1,000		1,023,176
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/33 (c)	400		418,541
5.00%, 07/01/32 (c)	695		739,894
5.00%, 07/01/33 (c)	1,930		2,116,130
5.00%, 07/01/36 (c)	1,000		1,128,390
5.00%, 07/01/35 (c)	2,000		2,264,516
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/36 (c)	1,000		1,071,060
5.00%, 07/01/38 (c)	500		534,083
5.00%, 07/01/36 (c)	2,605		2,826,211
Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/34 (c)	1,000		1,061,013
Everett Housing Authority, Hunting Park Apartments Project (RB) 4.00%, 07/01/37 (c)	3,845		3,757,607
Franklin County, Pasco School District No. 1 (GO) (SBG) 5.00%, 12/01/38 (c)	1,000		1,122,392
King County, School District No. 210 Federal Way (GO) (SBG) 4.00%, 12/01/33 (c)	880		895,973
King County, School District No. 401 Highline (GO) (SBG)
3.12%, 12/01/32 (c)	690		668,092
5.00%, 12/01/30 (c)	700		728,732
King County, School District No. 411 Issaquah (GO) (SBG) 4.00%, 12/01/31 (c)	635		639,799
King County, School District No. 414 Lake Washington (GO) (SBG) 5.00%, 12/01/31 (c)	980		1,029,479
King County, Washington Sewer, Series B (RB) 4.00%, 07/01/35 (c)	1,000		1,000,048
Kitsap County, School District No. 401 Central Kitsap (GO) (SBG)
4.00%, 12/01/32 (c)	1,425		1,436,326
4.00%, 12/01/34 (c)	1,000		1,005,313

See Notes to Financial Statements

79

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
4.00%, 12/01/33 (c)	$1,250		$1,258,855
Pierce County, School District No. 403 Bethel (GO) (SBG) 5.00%, 12/01/32 (c)	500		541,459
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/31 (c)	825		848,631
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/31 (c)	1,000		1,102,882
State of Washington, Series A (GO) 5.00%, 08/01/33 (c)	755		775,070
State of Washington, Series C (GO) 5.00%, 08/01/32 (c)	880		922,786
State of Washington, Series D (GO) 5.00%, 08/01/31 (c)	880		926,112
State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/34 (c)	500		523,100
State of Washington, Various Purpose, Series C (GO)
5.00%, 02/01/40 (c)	2,165		2,259,554
5.00%, 02/01/35 (c)	2,175		2,392,699
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/40 (c)	735		757,833
State of Washington, Various Purpose, Series R-C (GO) 5.00%, 08/01/34 (c)	880		920,184
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 08/15/37 (c)	2,000		2,053,919
5.00%, 08/15/36 (c)	1,815		1,866,995
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 10/01/34 (c)	1,820		1,787,996
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) 4.00%, 10/01/42 (p)	1,595		1,619,231
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series D (RB) 5.00%, 10/01/38 (c)	2,270		2,270,303
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	1,641		1,545,489
	Par (000’s	)	Value
Washington (continued)
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/36 (c)	$1,050		$1,139,037
Washington State, Motor Vehicle Fuel Tax, Series F (GO) 5.00%, 06/01/39 (c)	2,000		2,181,862
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/36 (c)	1,000		1,013,675
Washington State, Various Purpose, Series A (GO)
5.00%, 08/01/38 (c)	1,000		1,081,212
5.00%, 08/01/37 (c)	1,250		1,374,926
5.00%, 08/01/38 (c)	2,000		2,243,443
Washington State, Various Purpose, Series C (GO)
5.00%, 07/01/31 (c)	1,575		1,578,885
5.00%, 02/01/35 (c)	1,000		1,053,248
5.00%, 02/01/38 (c)	1,145		1,200,625
5.00%, 02/01/39 (c)	1,080		1,143,460
5.00%, 02/01/36 (c)	1,000		1,080,246
			65,949,224
West Virginia: 0.2%
State of West Virginia, Series A (GO)
5.00%, 06/01/36 (c)	500		533,302
5.00%, 12/01/31 (c)	1,000		1,077,313
State of West Virginia, Series B (GO) 5.00%, 12/01/30 (c)	675		718,498
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/36 (c)	1,320		1,442,695
			3,771,808
Wisconsin: 0.7%
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/36 (c)	350		340,274
Public Finance Authority, Providence St. Joseph Health, Series C (RB) 4.00%, 10/01/41 (p)	1,335		1,355,281
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 4.25%, 06/01/41 (c)	500		486,039
State of Wisconsin (GO) 5.00%, 11/01/31 (c)	450		471,099
State of Wisconsin, Series A (GO)
5.00%, 05/01/35 (c)	890		897,894
5.00%, 05/01/36 (c)	1,000		1,120,080
5.00%, 05/01/35 (c)	1,000		1,124,599

See Notes to Financial Statements

80

	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 11/15/35 (c)	$1,500		$1,502,047
4.00%, 11/15/39 (c)	1,875		1,813,330
5.00%, 11/15/36 (c)	1,000		1,019,215
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/31 (c)	500		503,395
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 5.00%, 08/15/31 (c)	2,000		2,000,867
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.12%, 09/01/35 (c)	$1,000		$994,426
			13,628,546
Wyoming: 0.2%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG) 3.62%, 07/15/39 (c)	4,500		4,133,859
Total Municipal Bonds: 98.7% (Cost: $1,967,781,695)			1,908,890,884
Other assets less liabilities: 1.3%			25,666,535
NET ASSETS: 100.0%			$1,934,557,419

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the investor
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$1,908,890,884	$—	$1,908,890,884

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

81

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SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 0.9%
Alabama Corrections Institution Finance Authority, Series A (RB) 5.25%, 07/01/47 (c)	$1,000		$1,067,527
City of Huntsville, Alabama Scholl, Series D (GO) 5.00%, 03/01/53 (c)	1,000		1,073,885
County of Jefferson, Alabama Sewer Warrants (RB) 5.25%, 10/01/49 (c)	1,000		1,067,518
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	1,550		1,704,626
			4,913,556
Arizona: 1.1%
Arizona Industrial Development Authority Student Housing, North Carolina Central University Project, Series A (RB) (BAM) 4.00%, 06/01/44 (c)	500		483,964
City of Phoenix Civic Improvement Corp., Series A (RB)
4.00%, 07/01/44 (c)	1,000		977,881
5.00%, 07/01/49 (c)	1,000		1,035,727
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/44 (c)	750		798,663
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/46 (c)	750		697,566
Salt River Project Agricultural Improvement & Power District, Electric Project, Series A (RB)
5.00%, 01/01/47 (c)	1,000		1,077,020
5.00%, 01/01/50 (c)	1,000		1,071,523
			6,142,344
Arkansas: 0.2%
City of Springdale, Arkansas Sales and Use Tax, Series B (RB) (BAM) 4.25%, 08/01/53 (c)	1,000		981,956
California: 15.7%
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB) 5.00%, 05/01/48 (c)	995		1,034,379
	Par (000’s	)	Value
California (continued)
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB) 5.00%, 05/01/50 (c)	$1,000		$1,046,875
Alameda County, Pleasanton United School District (GO) 4.00%, 08/01/52 (c)	1,500		1,501,570
Anaheim Housing & Public Improvements Authority, Electric Utility Distribution System improvements, Series C (RB) (NATL) 5.00%, 10/01/45 (c)	500		506,274
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/49 (c)	850		787,157
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.25%, 12/01/44 (c)	500		540,005
California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A (RB) 3.00%, 08/15/51 (c)	1,000		787,389
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB) 5.00%, 08/15/47 (c)	1,000		1,013,179
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/49 (c)	750		758,990
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB)
4.00%, 04/01/49 (c)	1,930		1,842,176
4.00%, 04/01/49 (c)	70		74,783
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB) 5.00%, 12/01/45 (c)	1,000		1,094,843
California Health Facilities Financing Authority, CommonSpririt Health, Series A (RB) 4.00%, 04/01/45 (c)	1,000		980,247
California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB)
4.00%, 11/01/44 (c)	1,000		991,074
4.00%, 11/01/51 (c)	1,000		948,785

See Notes to Financial Statements

82

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/50 (c)	$750		$713,399
California Health Facilities Financing Authority, Series A (RB) 4.00%, 03/01/43 (c)	1,000		945,860
California Health Facilities Financing Authority, Series B (RB) 4.00%, 11/15/41 (c)	1,000		992,766
California Infrastructure & Economic Development Bank (RB) 5.00%, 05/15/47 (c)	500		520,031
California Municipal Finance Authority, Series A (RB) 5.00%, 04/01/49 (c)	750		790,458
California State Public Works Board, May Lee Satet Office Complex, Series A (RB)
5.00%, 04/01/49 (c)	1,500		1,634,051
5.00%, 04/01/44 (c)	1,045		1,158,689
California Statewide Communities Development Authority, Montage Health, Series A (RB) 4.00%, 06/01/46 (c)	1,055		1,028,892
California Statewide Communities Development Authority, Series A (RB) 3.00%, 04/01/51 (c)	1,000		761,424
Chabot-Las Positas Community College District, Series C (GO) 5.25%, 08/01/48 (c)	1,000		1,117,906
Chaffey Joint Union High School District, Series C (GO) 5.25%, 08/01/47 (c)	500		516,999
Chaffey Joint Union High School District, Series G (GO) 5.25%, 08/01/52 (c)	1,000		1,094,291
Chino Valley Unified School District, Series B (GO) (SBG) 5.00%, 08/01/55 (c)	620		654,834
City and County of San Francisco, Multiple Capital Improvement Project, Series R-1 (CP) 4.00%, 04/01/45 (c)	1,000		1,001,841
City and County of San Francisco, Public Utilities Commission Water, Series D (RB) 3.00%, 11/01/50 (c)	500		400,009
City of Los Angeles, Department of Airports, Series D (RB) 4.00%, 05/15/48 (c)	750		734,061
	Par (000’s	)	Value
California (continued)
County of Bernardino, Raito Unified School District (GO) (BAM) 5.00%, 08/01/52 (c)	$1,000		$1,081,939
East Bay Municipal Utility District, Water System, Series A (RB) 4.00%, 06/01/45 (c)	1,210		1,200,027
El Dorado Irrigation District, Series A (CP) (AGM) 4.00%, 03/01/45 (c)	630		630,392
Foothill-Eastern Transportation Corridor Agency, Junior Lien Toll Road., Series C (RB) 4.00%, 01/15/43 (c)	1,600		1,578,702
Fremont Union High School District, Series A (GO) 4.00%, 08/01/46 (c)	500		494,780
Glendale Community College District, Series B (GO) 3.00%, 08/01/47 (c)	325		259,754
Hayward Unified School District (GO) (BAM) 4.00%, 08/01/43 (c)	1,000		1,001,296
Irvin Facilities Financing Authority, Irvine Great Park Infrastructure Project, Series A (ST) 5.00%, 09/01/43 (c)	500		555,574
Los Angeles County, Public Works Financing Authority, Series H (RB) 5.25%, 12/01/41 (c)	3,000		3,488,095
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/49 (c)	800		875,932
Los Angeles Department of Water and Power, Series B (RB) 5.25%, 07/01/53 (c)	500		553,054
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/47 (c)	500		545,482
5.00%, 07/01/52 (c)	750		811,859
Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/53 (c)	1,000		1,089,392
Los Angeles Unified School District, Unlimited and Valorem Property Tax (GO)
4.00%, 07/01/49 (c)	750		751,294
5.25%, 07/01/47 (c)	1,000		1,113,603
Metropolitan Water District of Southern California, Series A (RB) 5.00%, 04/01/53 (c)	1,000		1,088,722

See Notes to Financial Statements

83

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 04/01/48 (c)	$1,500		$1,643,050
Miracosta Community College District, Series A (GO) 4.00%, 08/01/42 (c)	530		532,751
Oakland Unified School District, Alameda County Election, Series A (GO) (BAM) 4.00%, 08/01/46 (c)	1,000		987,435
Palo Alto Unified School District (GO) 3.25%, 08/01/42 (c)	1,000		935,890
Regents of University of California, Medical Center Pooled, Series L (RB) 4.00%, 05/15/44 (c)	1,015		1,003,232
Regents of University of California, Medical Center Pooled, Series P (RB) 4.00%, 05/15/53 (c)	1,000		990,559
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/43 (c)	570		572,361
Sacramento Area Flood Control Agency, Series A (SA) 5.00%, 10/01/47 (c)	1,500		1,536,012
Sacramento City Unified School District, Series G (GO) (AGM) 4.00%, 08/01/49 (c)	500		488,281
San Diego Association of Governments South Bay Expressway Toll, Series A (RB) 5.00%, 07/01/42 (c)	610		629,726
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/44 (c)	750		792,206
San Diego Public Facilities Financing Authority, Series A (RB) 5.25%, 08/01/48 (c)	1,000		1,119,495
San Diego Unified School District, Series I (GO) 4.00%, 07/01/47 (c)	595		588,032
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/49 (c)	600		478,599
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/45 (c)	610		609,456
San Francisco City and County, International Airport, Series B (RB)
4.00%, 05/01/52 (c)	1,000		967,355
5.00%, 05/01/47 (c)	700		720,033
5.00%, 05/01/52 (c)	1,000		1,070,847
5.00%, 05/01/49 (c)	500		546,693
	Par (000’s	)	Value
California (continued)
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB) 4.00%, 10/01/48 (c)	$885		$884,691
San Mateo County Community College District, Series B (GO) 5.00%, 09/01/45 (c)	820		865,302
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW) 4.00%, 08/01/44 (c)	500		502,437
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/44 (c)	1,000		707,222
Southern California Public Power Authority, Southern Transmission System (RB) 5.25%, 07/01/53 (c)	500		552,304
Southwestern Community College District, Series A (GO) 4.00%, 08/01/47 (c)	750		741,192
State of California, Various Purpose (GO)
3.00%, 12/01/43 (c)	400		334,625
3.62%, 10/01/47 (c)	645		584,819
4.00%, 10/01/44 (c)	500		500,750
5.00%, 10/01/48 (c)	935		975,372
5.00%, 11/01/47 (c)	515		532,820
5.00%, 09/01/48 (c)	2,000		2,203,177
5.00%, 04/01/49 (c)	1,000		1,048,807
5.00%, 10/01/42 (c)	1,500		1,670,719
5.50%, 08/01/54 (c)	600		683,543
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/46 (c)	625		670,598
Sunnyvale Financing Authority, Civic Center Project (RB) (AGM) 4.00%, 04/01/45 (c)	695		695,115
University of California, Series BK (RB) 5.00%, 05/15/52 (c)	2,000		2,151,761
University of California, Series BN (RB) 5.00%, 05/15/42 (c)	1,000		1,122,331
University of California, Series EE (RB) 5.00%, 05/15/43 (c)	500		539,441
University of California, Series M (RB) 5.00%, 05/15/42 (c)	1,950		2,023,746
University of California, Series O (RB) 5.00%, 05/15/58 (c)	1,000		1,040,088
University of California, Series Q (RB) 5.00%, 05/15/46 (c)	500		539,211

See Notes to Financial Statements

84

	Par (000’s	)	Value
California (continued)
Ventura Unified School District, Series A (GO) 4.00%, 08/01/52 (c)	$500		$495,722
West Contra Costa Unified School District, Series B (GO) (BAM) 5.00%, 08/01/49 (c)	1,000		1,085,734
			84,456,674
Colorado: 1.8%
Board of Governors of Colorado State University System, Series C (RB) 4.00%, 03/01/47 (c)	1,050		1,014,688
Boulder Valley School District No. Re-2 Boulder (GO) (SAW) 5.00%, 12/01/41 (c)	500		503,834
City of Colorado Springs, Utilities System, Series C (RB) 5.00%, 11/15/50 (c)	600		632,038
City of Westminster. Colorado Water & Wastewater Utility Enterprise (RB) 5.00%, 12/01/54 (c)	1,000		1,070,390
Colorado Bridge and Tunnel, Enterprise Infrastructure, Series A (RB) (AGM) 5.25%, 12/01/49 (c)	500		548,438
Colorado Health Facilities Authority Hospital, Series A (RB) (SBG) 4.00%, 11/15/43 (c)	685		672,839
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB) 5.50%, 11/01/47 (c)	1,000		1,100,434
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/49 (c)	500		384,983
4.00%, 08/01/49 (c)	745		684,002
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/44 (c)	500		521,405
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/51 (c)	250		250,004
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 11/01/41 (c)	850		579,910
Weld County School District No. 5J (GO) (SAW) 4.00%, 12/01/45 (c)	1,000		976,649
Weld County School District No. 6 (GO) (SAW) 4.00%, 12/01/45 (c)	800		793,522
			9,733,136
	Par (000’s	)	Value
Connecticut: 0.4%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series A (RB)
4.60%, 11/15/49 (c)	$1,000		$1,006,753
4.70%, 11/15/43 (c)	500		507,294
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/45 (c)	750		756,004
			2,270,051
Delaware: 0.1%
State of Delaware, Series A (GO) 4.00%, 05/01/42 (c)	500		508,520
District of Columbia: 1.3%
District of Columbia, Children’s Hospital (RB) 5.00%, 07/15/44 (c)	500		503,992
District of Columbia, Income Tax, Series C (RB) 4.00%, 05/01/45 (c)	805		792,167
District of Columbia, Series A (RB)
2.62%, 03/01/45 (c)	575		418,391
5.00%, 07/01/48 (c)	500		504,596
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AGM) 4.00%, 10/01/52 (c)	1,000		945,154
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series B (RB) 4.00%, 10/01/49 (c)	1,250		1,153,606
Washington Metropolitan Area Transit Authority, Series A (RB)
3.00%, 07/15/43 (c)	750		620,355
4.00%, 07/15/46 (c)	1,000		976,281
5.00%, 07/15/48 (c)	1,000		1,065,871
			6,980,413
Florida: 4.4%
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/52 (c)	1,055		1,101,666
City of Cape Coral, Florida Water and Sewer (RB) (BAM) 5.25%, 10/01/53 (c)	1,000		1,102,519
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/45 (c)	1,000		917,725
5.00%, 11/01/50 (c)	1,000		1,020,129

See Notes to Financial Statements

85

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
City of Lakeland, Florida Hospital, Regional Health Systems (RB) 5.00%, 11/15/45 (c)	$1,000		$1,000,552
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM-TCRS) 5.00%, 10/01/47 (c)	500		542,943
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/49 (c)	500		511,499
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/47 (c)	1,000		962,743
4.00%, 09/01/51 (c)	1,010		966,339
County of Miami-Dade, Florida Seaport, Series A (RB) (AGM) 4.00%, 10/01/49 (c)	2,000		1,936,306
County of Miami-Dade, Florida Water and Sewer System (RB) 4.00%, 10/01/48 (c)	1,000		981,787
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/51 (c)	500		472,182
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 05/15/53 (c)	330		274,862
County of Saint Luce, School Board, Series A (CP) (AGM) 5.00%, 07/01/48 (c)	1,000		1,058,892
County of Sarasota, Florida Utility System, Series A (RB) 5.00%, 10/01/50 (c)	500		526,212
Florida Higher Educational Facilities Financial Authority, Rollins College Project, Series A (RB) 4.00%, 12/01/50 (c)	750		707,574
Florida Housing Finance Corp., Homeowner Mortgage (RB) 6.25%, 01/01/55 (c)	1,000		1,107,753
Fort Pierce Utilities Authority, Series A (RB) (AGM) 4.00%, 10/01/52 (c)	1,000		965,572
Halifax Hospital Medical Center (RB) 4.00%, 06/01/46 (c)	525		485,105
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 08/01/51 (c)	500		307,963
	Par (000’s	)	Value
Florida (continued)
Hillsborough County, Industrial Development Authority Health System, Series C (RB) 5.50%, 11/15/54 (c)	$1,000		$1,119,612
Jea Water and Sewer System, Series A (RB) 5.25%, 10/01/49 (c)	1,000		1,093,829
Lee County Industrial Development Authority Healthcare Facilities, Shell Point Obligated Group Project. Series C (RB) 5.00%, 11/15/44 (c)	1,000		1,054,897
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/48 (c)	1,000		1,015,365
Orange County Health Facilities Authority, Series A (RB) 5.00%, 10/01/47 (c)	1,000		1,031,280
Palm Beach County, Health Facilities Authority, Baptist Health (RB) (SBG) 3.00%, 08/15/44 (c)	1,000		817,758
South Broward Hospital District, Series A (RB) 3.00%, 05/01/46 (c)	750		609,640
			23,692,704
Georgia: 1.9%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/44 (c)	660		648,917
County of Burke, Development Authority, Series D (RB) 4.12%, 11/01/45 (c)	260		241,957
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/43 (c)	500		359,540
Fayette County Development Authority, United States Soccer Federation, Inc. Project (RB) 5.25%, 10/01/54 (c)	1,250		1,330,601
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
4.00%, 02/15/42 (c)	1,000		980,900
4.00%, 02/15/45 (c)	1,295		1,242,421
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 3.35%, 12/01/41 (c)	215		190,471

See Notes to Financial Statements

86

	Par (000’s	)	Value
Georgia (continued)
Georgia State Road and Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/51 (c)	$500		$386,302
Macon Water Authority (RB) 5.00%, 10/01/54 (c)	500		539,791
Main Street Natural Gas, Inc., Series C (RB) 5.00%, 05/15/49	990		1,059,134
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/47 (c)	1,000		800,951
Municipal Electric Authority of Georgia Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 01/01/49 (c)	1,000		1,020,777
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Series A (RB) 4.50%, 07/01/63 (c)	500		491,985
Municipal Electric Authority of Georgia, Series A (RB)
5.00%, 01/01/63 (c)	500		507,512
5.25%, 01/01/49 (c)	500		540,812
			10,342,071
Hawaii: 0.3%
City and County of Honolulu, Series C (GO) 4.00%, 08/01/43 (c)	750		749,859
City and County of Honolulu, Wastewater System, Series A (RB) 5.25%, 07/01/54 (c)	1,000		1,100,302
			1,850,161
Idaho: 0.2%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series A (RB) 5.00%, 03/01/44 (c)	500		500,004
Idaho Housing and Finance Association, Single Family Mortgage, Series A (RB) 4.60%, 01/01/49 (c)	745		745,526
			1,245,530
Illinois: 4.1%
City of Chicago, Second Lien Water Project, Series A (RB) (AGM) 5.25%, 11/01/53 (c)	500		536,095
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c)	1,000		1,012,876
5.00%, 01/01/45 (c)	750		767,631
5.00%, 01/01/44 (c)	750		769,686
5.50%, 01/01/43 (c)	750		779,628
City of Chicago, Wastewater Transmission Project, Series A (RB) (AGM) 5.25%, 01/01/53 (c)	500		535,902
	Par (000’s	)	Value
Illinois (continued)
5.50%, 01/01/62 (c)	$1,550		$1,709,392
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/44 (c)	1,000		1,002,974
Illinois Housing Development Authority, Series A (RB) 4.75%, 10/01/49 (c)	500		506,611
Illinois Housing Development Authority, Series G (RB) 5.00%, 10/01/46 (c)	1,000		1,028,762
Illinois Housing Development Authority, Series K (RB) (FNMA/GNMA/FHLMC COLL) 5.35%, 04/01/47 (c)	1,000		1,035,350
Illinois State Toll Highway Authority, Series A (RB)
4.00%, 01/01/46 (c)	1,000		969,553
4.00%, 01/01/44 (c)	1,005		982,630
Illinois State Toll Highway Authority, Series E (RB) 5.25%, 10/01/52 (c)	495		518,349
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
4.00%, 12/15/47 (c)	1,500		1,393,843
5.00%, 06/15/53 (c)	735		737,662
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 4.00%, 12/01/46 (c)	1,500		1,441,854
Sales Tax Securitization Corp., Series A (RB)
4.00%, 01/01/48 (c)	1,000		943,307
4.00%, 01/01/48 (c)	1,000		919,475
St Clair County Community Unit School District No 187 Cahokia (RB) (AGM) 5.00%, 01/01/54 (c)	1,000		1,041,075
State of Illinois (GO) (AGC) 5.75%, 05/01/45 (c)	750		814,321
State of Illinois, Series A (GO) 5.00%, 03/01/46 (c)	1,250		1,302,965
State of Illinois, Series B (GO) 5.25%, 05/01/49 (c)	500		534,458
State of Illinois, Series C (GO) 4.00%, 11/01/44 (c)	900		847,015
			22,131,414
Indiana: 1.1%
Fishers Town Hall Building Corp., Series A (RB) 5.62%, 07/15/48 (c)	1,000		1,140,411
Indiana Finance Authority Health Facility, Hendricks Regional Health (RB) 5.25%, 03/01/54 (c)	1,500		1,590,005

See Notes to Financial Statements

87

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(unaudited) (continued)

	Par (000’s	)	Value
Indiana (continued)
Indiana Housing and Community Development Authority, Single Family Mortgage, Series B-1 (RB) 4.75%, 07/01/49 (c)	$500		$502,030
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/42 (c)	1,000		1,017,356
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB)
5.00%, 02/01/54 (c)	1,000		1,036,206
5.00%, 02/01/49 (c)	500		519,407
			5,805,415
Iowa: 0.4%
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/49 (c)	530		558,285
Iowa Finance Authority, Single Family Mortgage, Series C (RB)
4.65%, 07/01/49 (c)	1,000		1,011,813
4.85%, 07/01/43 (c)	500		509,879
			2,079,977
Kentucky: 0.5%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/48 (c)	1,225		1,155,054
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/41 (c)	750		735,400
Kentucky State Property and Building Commission, Project No. 131, Series A (RB) 5.00%, 10/01/44 (c)	500		544,621
			2,435,075
Louisiana: 0.7%
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AGM) 4.00%, 12/01/49 (c)	700		647,649
Louisiana Stadium and Exposition District, Series A (RB) 5.25%, 07/01/53 (c)	1,500		1,605,032
State of Louisiana, Series A (GO) 4.00%, 04/01/43 (c)	1,500		1,502,169
			3,754,850
Maine: 0.3%
Maine Health and Higher Educational Facilities Authority, Northeastern University, Series B (RB) 5.25%, 10/01/54 (c)	1,000		1,089,738
	Par (000’s	)	Value
Maine (continued)
Maine Turnpike Authority (RB) 4.00%, 07/01/50 (c)	$750		$723,890
			1,813,628
Maryland: 1.1%
County of Baltimore, Metropolitan District (GO) 5.00%, 03/01/49 (c)	1,000		1,085,819
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/51 (c)	500		441,867
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/46 (c)	500		403,484
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health (RB) 5.00%, 07/01/47 (c)	1,000		1,004,231
Maryland Stadium Authority, Built to Learn, Series A (RB) 4.00%, 06/01/52 (c)	1,000		954,687
Maryland Stadium Authority, Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/42 (c)	1,000		1,034,631
Montgomery County, Trinity Health Credit Group, Series MD (RB) 5.00%, 12/01/44 (c)	1,000		1,002,871
			5,927,590
Massachusetts: 3.7%
Commonwealth of Massachusetts Transportation, Series A (RB) 3.00%, 06/01/50 (c)	800		616,372
Commonwealth of Massachusetts Transportation, Series B (RB)
5.00%, 06/01/52 (c)	2,000		2,126,780
5.00%, 06/01/54 (c)	750		804,952
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/45 (c)	1,000		1,034,045
5.00%, 01/01/49 (c)	1,000		1,038,028
5.00%, 01/01/49 (c)	500		538,081
5.00%, 04/01/42 (c)	275		282,983
5.00%, 05/01/53 (c)	1,000		1,068,483
Commonwealth of Massachusetts, Series B (GO)
2.12%, 04/01/51 (c)	1,300		800,967
5.00%, 11/01/52 (c)	1,190		1,268,998
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/48 (c)	360		285,733

See Notes to Financial Statements

88

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series D (GO)
5.00%, 10/01/53 (c)	$1,000		$1,071,244
5.00%, 07/01/45 (c)	750		793,653
Commonwealth of Massachusetts, Series E (GO)
5.00%, 11/01/50 (c)	1,000		1,052,583
5.00%, 11/01/45 (c)	605		642,092
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/51 (c)	800		767,837
4.00%, 07/01/53 (c)	1,000		955,547
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/53 (c)	500		507,819
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 5.00%, 07/01/44 (c)	500		500,858
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series G (RB) 5.25%, 07/01/52 (c)	1,000		1,070,210
Massachusetts Development Finance Agency, Boston University, Series FF (RB) 5.00%, 10/01/48 (c)	1,105		1,193,858
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/44 (c)	305		321,495
Massachusetts School Building Authority, Sales Tax, Series A (RB)
5.00%, 02/15/44 (c)	555		584,342
5.00%, 08/15/50 (c)	750		793,719
			20,120,679
Michigan: 2.0%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/46 (c)	390		395,559
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/46 (c)	570		579,782
Lansing Board of Water and Light, Michigan Utility System, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,072,939
Michigan Finance Authority, Beaumont Health, Series A (RB) 5.00%, 11/01/44 (c)	1,000		1,005,656
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority, McLaren Health Care, System A (RB) 4.00%, 02/15/47 (c)	$1,000		$923,865
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/42 (c)	500		513,220
Michigan Finance Authority, Wayne Criminal (RB) (BAM-TCRS) 4.00%, 11/01/48 (c)	1,000		959,390
Michigan State Building Authority, Facilities Program, Series I (RB) 5.00%, 10/15/50 (c)	500		503,536
Michigan State Housing Development Authority, Rental Housing, Series A (RB)
3.35%, 10/01/49 (c)	500		417,273
3.60%, 10/01/60 (c)	1,000		820,383
4.88%, 10/01/43 (c)	1,000		1,018,818
Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 02/15/48 (c)	765		791,899
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/46 (c)	1,000		1,085,391
State of Michigan, Trunk Line Fund, Series A (RB) 4.00%, 11/15/46 (c)	620		610,879
			10,698,590
Minnesota: 0.8%
Duluth Economic Development Authority, Minnesota Health Facilities, Series A (RB) 5.25%, 02/15/58 (c)	1,000		1,020,212
Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/52 (c)	1,000		1,064,103
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/51 (c)	530		352,563
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 07/01/45 (c)	890		578,636
3.00%, 01/01/51 (c)	360		353,600
Minnesota Housing Finance Agency Residential Housing, Series M (RB) 5.15%, 07/01/45 (c)	500		516,616

See Notes to Financial Statements

89

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(unaudited) (continued)

	Par (000’s	)	Value
Minnesota (continued)
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG) 4.25%, 02/01/43 (c)	$500		$509,470
			4,395,200
Mississippi: 0.2%
Mississippi Home Corp., Single Family Mortgage, Series C (RB) 4.85%, 12/01/54 (c)	1,000		1,011,257
Missouri: 0.6%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c)	1,000		975,365
4.38%, 12/01/58 (c)	1,000		990,578
Missouri Housing Development Commission, Single Family Mortgage, Series G (RB) 4.35%, 11/01/44 (c)	500		496,335
Missouri State, Health & Educational Facilities Authority, Mercy Health, Series F (RB) 5.00%, 11/15/45 (c)	1,000		1,000,101
			3,462,379
Nebraska: 0.5%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB) 5.00%, 09/01/42	500		549,083
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/50 (c)	550		531,041
Nebraska Investment Finance Authority, Single Family Housing, Series E (RB) 4.80%, 09/01/53 (c)	500		504,060
University of Nebraska Facilities Corp., Series A (RB)
4.00%, 07/15/59 (c)	750		724,200
4.00%, 07/15/62 (c)	500		480,343
			2,788,727
Nevada: 0.5%
City of Carson, Nevada Hospital, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/42 (c)	390		395,812
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/50 (c)	675		650,589
County of Clarke, School District, Limited Tax, Series A (GO) 4.00%, 06/15/42 (c)	500		487,344
Las Vegas Convention and Visitors Authority, Series B (RB) 4.00%, 07/01/49 (c)	1,000		937,265
			2,471,010
	Par (000’s	)	Value
New Hampshire: 0.3%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AGM) 3.00%, 08/15/46 (c)	$1,975		$1,605,383
New Jersey: 3.0%
New Jersey Economic Development Authority School Facilities, Series FFF (RB) 4.62%, 06/15/48 (c)	1,000		1,007,475
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series B (RB) 5.25%, 03/01/54 (c)	1,500		1,672,152
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/51 (c)	490		313,353
New Jersey Housing and Mortgage Finance Agency, Single Family Housing (RB) 4.80%, 10/01/53 (c)	500		502,766
New Jersey Housing and Mortgage Finance Agency, Single Family Housing, Series K (RB) 4.55%, 10/01/44 (c)	1,000		1,004,884
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/45 (c)	1,500		1,454,080
4.50%, 06/15/49 (c)	910		914,907
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 06/15/46 (c)	365		324,743
4.00%, 06/15/44 (c)	1,000		962,409
5.00%, 06/15/46 (c)	1,000		1,068,571
5.25%, 06/15/50 (c)	1,000		1,088,034
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/48 (c)	1,000		972,694
4.00%, 01/01/51 (c)	1,000		975,100
New Jersey Turnpike Authority, Series B (RB) 5.25%, 01/01/49 (c)	1,500		1,666,139
New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/45 (c)	955		957,033
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/45 (c)	500		517,642
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/46 (c)	500		509,495

See Notes to Financial Statements

90

	Par (000’s	)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/46 (c)	$435		$436,370
			16,347,847
New Mexico: 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage, Series F (RB) 3.05%, 07/01/44 (c)	290		241,976
New York: 20.8%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/44 (c)	1,000		981,667
City of New York, Series A (GO) 4.00%, 08/01/50 (c)	1,000		967,833
City of New York, Series C (GO) 5.25%, 09/01/50 (c)	1,000		1,095,175
City of New York, Series D (GO) (BAM)
4.00%, 03/01/50 (c)	1,000		968,131
5.00%, 03/01/43 (c)	750		792,147
City of New York, Series F (GO) 5.00%, 03/01/50 (c)	1,000		1,051,100
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/50 (c)	900		864,574
Dutchess County Local Development Corp., Bard College Project, Series A (RB) 5.00%, 07/01/51 (c)	1,000		1,012,563
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/42 (c)	645		662,616
Hudson Yards Infrastructure Corp., Series A (RB) (AGM) 4.00%, 02/15/47 (c)	1,000		955,069
Long Island Power Authority Electric System (RB) 5.00%, 09/01/42 (c)	1,000		1,035,126
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 09/01/45 (c)	1,000		1,007,131
Metropolitan Transportation Authority, Series A (RB)
4.00%, 11/15/51 (c)	1,000		960,651
5.00%, 11/15/44 (c)	1,000		1,070,119
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/44 (c)	715		744,659
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 11/15/43 (c)	400		376,521
4.00%, 11/15/49 (c)	1,000		950,558
5.00%, 11/15/45 (c)	590		592,368
	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/51 (c)	$500		$508,506
Metropolitan Transportation Authority, Series C-1 (RB)
4.75%, 11/15/45 (c)	1,000		1,028,176
5.25%, 11/15/56 (c)	1,050		1,061,488
Metropolitan Transportation Authority, Series D (RB)
4.00%, 11/15/42 (c)	1,245		1,191,623
4.00%, 11/15/46 (c)	250		237,282
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB) 4.00%, 12/01/46 (c)	650		596,155
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/56 (c)	1,000		1,000,075
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/49 (c)	500		490,846
New York City Housing Development Corp., Housing Impact, Series A (RB) 4.80%, 02/01/53 (c)	500		501,079
New York City Housing Development Corp., Multi-Family Housing, Series A-1 (RB)
4.75%, 11/01/54 (c)	1,000		1,008,248
4.85%, 11/01/53 (c)	1,500		1,512,552
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.25%, 11/01/41 (c)	800		584,016
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 4.85%, 11/01/53 (c)	750		756,643
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 11/01/49 (c)	555		440,576
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
4.00%, 06/15/50 (c)	1,000		972,910
5.00%, 06/15/48 (c)	850		897,470
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
4.00%, 06/15/45 (c)	2,000		1,968,253
5.00%, 06/15/49 (c)	1,000		1,049,226
5.00%, 06/15/44 (c)	955		1,023,641

See Notes to Financial Statements

91

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 06/15/47 (c)	$710		$637,207
4.00%, 06/15/45 (c)	1,500		1,435,640
5.00%, 06/15/52 (c)	1,000		1,057,063
5.25%, 06/15/54 (c)	1,500		1,644,871
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) (FHA 542(C)) 5.00%, 06/15/51 (c)	500		526,723
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 4.12%, 06/15/47 (c)	1,000		986,364
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/45 (c)	1,000		1,072,075
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW) 3.00%, 07/15/49 (c)	350		272,867
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.38%, 05/01/53 (c)	1,500		1,514,382
5.25%, 05/01/50 (c)	1,000		1,088,544
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
3.00%, 11/01/47 (c)	1,930		1,548,972
4.00%, 08/01/42 (c)	1,500		1,496,591
4.00%, 08/01/45 (c)	1,000		983,528
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.25%, 05/01/48 (c)	1,000		1,092,744
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 05/01/44 (c)	1,000		988,657
4.00%, 11/01/42 (c)	1,120		1,107,048
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
5.00%, 05/01/49 (c)	1,085		1,166,418
5.00%, 05/01/50 (c)	1,200		1,289,362
5.25%, 05/01/48 (c)	750		825,861
5.50%, 05/01/52 (c)	2,000		2,241,537
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/47 (c)	$500		$488,995
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
2.25%, 02/01/51 (c)	650		390,128
4.00%, 02/01/44 (c)	1,000		978,302
5.00%, 02/01/43 (c)	1,000		1,024,411
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/51 (c)	1,000		973,388
5.25%, 02/01/47 (c)	1,000		1,088,446
New York City Water and Sewer System, Series BB (RB) 4.00%, 06/15/50 (c)	640		622,662
New York City, Series D (GO) 4.00%, 04/01/50 (c)	1,000		968,090
New York City, Series D-1 (GO) 5.00%, 12/01/43 (c)	1,000		1,045,572
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/43 (c)	620		606,034
New York Liberty Development Corp., 4 World Trade Center Project, Series A (RB) (BAM-TCRS) 3.00%, 11/15/51 (c)	2,125		1,629,928
New York Liberty Development Corp., 7 World Trade Center Project, Series A (RB) 3.00%, 09/15/43 (c)	1,495		1,243,393
New York State Dormitory Authority, New School, Series A (RB)
4.00%, 07/01/43 (c)	475		464,375
5.00%, 07/01/46 (c)	420		426,579
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/49 (c)	1,000		1,048,939
New York State Dormitory Authority, Northwell Health, Series A (RB)
5.00%, 05/01/52 (c)	1,300		1,366,550
5.25%, 05/01/54 (c)	1,000		1,082,422
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 03/15/42 (c)	500		426,752
5.00%, 03/15/49 (c)	500		525,884
5.25%, 03/15/52 (c)	800		872,821

See Notes to Financial Statements

92

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/44 (c)	$730		$731,904
5.00%, 02/15/42 (c)	1,500		1,546,172
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/48 (c)	550		521,088
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/47 (c)	800		776,280
4.00%, 03/15/49 (c)	1,000		972,857
5.00%, 03/15/45 (c)	1,000		1,033,888
5.00%, 03/15/49 (c)	1,000		1,076,739
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/48 (c)	500		517,348
New York State Dormitory Authority, White Plants Hospital (RB) (AGC) 5.50%, 10/01/54 (c)	2,250		2,477,753
New York State Mortgage Agency, Homeowner Mortgage (RB) 4.90%, 10/01/53 (c)	1,350		1,360,789
New York State Mortgage Agency, Homeowner Mortgage (RB) (SBG) 2.55%, 04/01/50 (c)	330		218,135
New York State Power Authority, Series A (RB) 4.00%, 11/15/50 (c)	500		486,899
New York State Thruway Authority, Junior Indebtedness, Series B (RB) 4.00%, 01/01/45 (c)	1,440		1,391,690
New York State Thruway Authority, Personal Income Tax, Series A (RB) 4.00%, 03/15/55 (c)	500		477,238
New York State Thruway Authority, Series P (RB) 5.25%, 01/01/54 (c)	1,000		1,089,218
New York State Urban Development Corp., Personal Income Tax (RB) 5.00%, 03/15/63 (c)	2,000		2,116,083
New York State Urban Development Corp., Personal Income Tax, Series A (RB)
4.00%, 03/15/53 (c)	1,000		964,635
5.00%, 03/15/43 (c)	500		521,785
New York State Urban Development Corp., Personal Income Tax, Series C (RB) 3.00%, 03/15/48 (c)	550		440,740
	Par (000’s	)	Value
New York (continued)
5.00%, 03/15/47 (c)	$2,000		$2,102,658
New York State Urban Development Corp., Personal Income Tax, Series E (RB) 3.00%, 03/15/49 (c)	1,735		1,378,737
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 03/15/50 (c)	1,000		786,279
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/48 (c)	820		856,620
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
4.00%, 12/01/41 (c)	2,480		2,397,486
4.00%, 12/01/42 (c)	925		890,199
Port Authority of New York & New Jersey (RB) 5.00%, 09/01/49 (c)	1,000		1,079,855
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB)
4.00%, 05/15/57 (c)	840		810,529
4.25%, 05/15/58 (c)	1,000		1,000,081
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB)
5.00%, 05/15/56 (c)	500		514,698
5.25%, 11/15/53 (c)	750		816,356
5.25%, 05/15/54 (c)	2,000		2,181,913
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
4.00%, 05/15/51 (c)	750		729,680
5.00%, 05/15/51 (c)	1,000		1,057,684
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D (RB) 4.50%, 05/15/47 (c)	500		515,422
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/49 (c)	1,000		1,049,951
5.00%, 11/15/54 (c)	750		785,828
5.00%, 11/15/51 (c)	1,000		1,052,716
			111,894,831
North Carolina: 1.4%
North Carolina Housing Finance Agency, Home Ownership (RB) 4.88%, 07/01/42 (c)	500		512,411
North Carolina Housing Finance Agency, Home Ownership, Series A (RB) 4.38%, 07/01/44 (c)	1,000		996,881

See Notes to Financial Statements

93

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 4.00%, 11/01/49 (c)	$1,000		$954,509
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/49 (c)	750		772,343
5.00%, 01/01/44 (c)	500		518,953
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/58 (c)	3,350		3,523,676
			7,278,773
North Dakota: 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 4.70%, 07/01/47 (c)	1,000		1,017,115
Ohio: 2.1%
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 4.00%, 06/01/48 (c)	1,000		897,403
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 11/01/43 (c)	600		600,404
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/42 (c)	1,000		1,012,185
5.00%, 02/15/57 (c)	1,000		1,004,459
5.25%, 02/15/47 (c)	1,000		1,016,300
5.50%, 02/15/57 (c)	1,000		1,018,426
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,121,600
County of Franklin, Ohio Various Purpose Sales Tax (RB) 5.00%, 06/01/48 (c)	1,075		1,114,207
County of Hamilton, Ohio Healthcare Improvement, Life Enriching Communities Project (RB) 5.00%, 01/01/46 (c)	250		247,727
County of Hamilton, Ohio Hospital Facilities, TriHealth, Inc. (RB) 5.00%, 08/15/42 (c)	1,000		1,019,997
Ohio State University, Series A (RB) 4.00%, 12/01/48 (c)	1,000		982,724
	Par (000’s	)	Value
Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/44 (c)	$750		$829,714
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project, Series B (RB) 5.00%, 12/01/53 (c)	500		523,567
			11,388,713
Oklahoma: 0.4%
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/48 (c)	700		678,864
Oklahoma Water Resources Board, Series C (RB) 4.00%, 10/01/49 (c)	750		723,717
University of Oklahoma, Series A (RB) (BAM) 5.00%, 07/01/49 (c)	835		896,511
			2,299,092
Oregon: 0.8%
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/42 (c)	500		548,136
Clackamas County, Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/43 (c)	500		497,245
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/42 (c)	550		365,839
3.25%, 06/15/42 (c)	295		260,323
Oregon Health and Science University, Series A (RB) 4.00%, 07/01/51 (c)	1,000		960,196
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/44 (c)	935		770,910
University of Oregon, Series A (RB) 5.00%, 04/01/50 (c)	1,000		1,043,419
			4,446,068
Pennsylvania: 4.4%
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 09/01/50 (c)	645		607,825
City of Philadelphia, Pennsylvania Gas Works (RB) 5.00%, 08/01/47 (c)	805		823,244
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/52 (c)	500		510,021
5.00%, 10/01/47 (c)	500		511,331

See Notes to Financial Statements

94

	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia, Pennsylvania Water & Wastewater, Series C (RB) (AGC)
5.25%, 09/01/49 (c)	$500		$545,808
5.25%, 09/01/54 (c)	500		542,393
Commonwealth of Pennsylvania (GO) 4.00%, 08/15/43 (c)	1,000		992,734
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 07/01/46 (c)	1,170		1,113,469
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/50 (c)	1,000		1,034,089
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/51 (c)	1,000		1,030,592
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project, Series B-2 (RB) 5.25%, 07/01/46 (c)	1,000		1,062,770
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B (RB) (AGC) 4.25%, 11/01/48 (c)	1,000		976,459
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB)
4.75%, 04/01/53 (c)	1,000		1,003,567
4.80%, 10/01/51 (c)	1,000		1,001,111
4.85%, 10/01/43 (c)	500		509,918
5.00%, 10/01/43 (c)	1,000		1,029,713
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 10/01/42 (c)	260		240,504
Pennsylvania State University (RB) 5.25%, 09/01/53 (c)	1,000		1,088,308
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AGM) 5.00%, 12/01/48 (c)	290		300,887
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c)	1,000		775,072
4.00%, 12/01/51 (c)	1,000		945,519
Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/44 (c)	1,000		1,001,178
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series A (RB) (AGM) 4.00%, 12/01/49 (c)	$1,045		$1,009,719
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/47 (c)	900		923,959
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/46 (c)	1,000		963,890
5.00%, 12/01/45 (c)	800		848,600
Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/49 (c)	750		813,090
Philadelphia Authority for Industrial Development, Children’s Hospital Project (RB) 5.50%, 07/01/53 (c)	500		555,372
Upper Merion Area School District, Series A (GO) (SAW) 4.00%, 01/15/46 (c)	1,105		1,081,204
			23,842,346
Rhode Island: 0.3%
Providence Public Building Authority, Capital Improvement Program Projects, Series A (RB) (AGC) 5.25%, 09/15/44 (c)	750		816,203
State of Rhode Island, Series A (GO) 4.12%, 08/01/42 (c)	600		609,322
			1,425,525
South Carolina: 1.6%
South Carolina Jobs-Economic Development Authority, Mercy Health, Series A (RB) 4.00%, 12/01/44 (c)	855		826,598
South Carolina Jobs-Economic Development Authority, Novant Health, Series A (RB)
4.25%, 11/01/47 (c)	750		737,092
4.50%, 11/01/54 (c)	1,000		996,940
South Carolina Jobs-Economic Development Authority, Prisma Health, Series A (RB) 5.00%, 05/01/48 (c)	1,000		1,014,059
South Carolina Public Service Authority, Santee Cooper, Series A (RB)
4.00%, 12/01/52 (c)	500		454,190
5.25%, 12/01/49 (c)	1,000		1,081,395
South Carolina Public Service Authority, Santee Cooper, Series B (RB) 5.00%, 12/01/49 (c)	1,000		1,056,860
South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/55 (c)	1,500		1,510,307

See Notes to Financial Statements

95

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
South Carolina (continued)
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/46 (c)	$820		$869,240
			8,546,681
South Dakota: 0.2%
South Dakota Housing Development Authority, Homeownership Mortgage, Series C (RB) 6.25%, 11/01/55 (c)	1,000		1,122,455
Tennessee: 1.0%
Chattanooga Health Educational & Housing Facility Board (RB) 5.25%, 12/01/49 (c)	1,000		1,074,550
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 10/01/49 (c)	500		542,772
5.00%, 07/01/46 (c)	1,500		1,514,872
Tennessee Housing Development Agency, Residential Finance Program (RB) 2.95%, 07/01/49 (c)	335		251,594
Tennessee Housing Development Agency, Residential Finance Program, Series A (RB) 5.40%, 07/01/53 (c)	1,000		1,041,914
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB) 5.00%, 11/01/42 (c)	1,040		1,069,677
			5,495,379
Texas: 12.1%
Arlington Higher Education Finance Corp. (RB) 4.12%, 08/15/49 (c)	1,000		988,664
Arlington Higher Education Finance Corp., Harmony Public Schools, Series A (RB) 3.00%, 02/15/46 (c)	1,000		782,592
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.00%, 08/15/44 (c)	675		660,063
Austin Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/01/48 (c)	1,000		972,055
4.00%, 08/01/44 (c)	750		747,395
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/45 (c)	750		778,765
	Par (000’s	)	Value
Texas (continued)
City of Austin, Texas Electricity Utility System, Series A (RB) 5.00%, 11/15/49 (c)	$1,375		$1,428,988
City of Austin, Waterwaste System (RB) 5.00%, 11/15/43 (c)	1,000		1,083,443
City of Corpus Christi, Texas Utility System (RB) 5.00%, 07/15/49 (c)	1,000		1,069,863
City of El Paso, Texas Combination Tax (GO) 4.00%, 08/15/45 (c)	950		920,235
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/46 (c)	650		626,111
City of Royse, Independent School District (GO) 5.00%, 02/15/48 (c)	950		1,016,470
City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/44 (c)	500		531,261
City of San Antonio, Texas Electric & Gas Systems, Series B (RB) 5.00%, 02/01/54 (c)	1,000		1,064,337
City of San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.25%, 02/01/54 (c)	2,000		2,184,013
City of Seguin, Texas Combination Tax and Limited Pledge (GO) 5.25%, 09/01/58 (c)	1,000		1,072,291
Clifton Higher Education Finance Corp. (RB) 4.00%, 08/15/44 (c)	1,000		971,029
Colin and Kaufman Counties, School Independent District (GO) 4.00%, 02/15/53 (c)	1,000		963,187
Conroe Independent School District, Unlimited Tax School (GO) 5.00%, 02/15/49 (c)	1,000		1,081,838
County of Collin, Limited Tax (GO) 4.00%, 02/15/43 (c)	1,000		988,447
Crowley Independent School District (GO) 5.00%, 02/01/49 (c)	1,000		1,075,927
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/43 (c)	600		419,351
Dallas Fort Worth International Airport, Series B (RB) 4.00%, 11/01/45 (c)	2,500		2,435,450

See Notes to Financial Statements

96

	Par (000’s	)	Value
Texas (continued)
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/53 (c)	$1,000		$976,105
4.00%, 02/15/54 (c)	1,000		972,084
5.00%, 02/15/49 (c)	1,000		1,069,268
Denton Independent School District, Unlimited Tax School Building (GO) 5.00%, 08/15/48 (c)	1,000		1,074,036
El Paso Independent School District, Unlimited Tax School Building (GO) 4.00%, 08/15/48 (c)	1,000		966,042
Ford Bens County, Unlimited Tax Road (GO) 5.25%, 03/01/53 (c)	1,000		1,077,436
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 10/01/49 (c)	770		725,051
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 10/01/48 (c)	640		659,604
Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB) 4.00%, 12/01/45 (c)	590		564,824
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 4.00%, 10/01/47 (c)	1,000		958,223
Harris County, Flood Control District, Series A (GO) 4.00%, 10/01/45 (c)	500		487,330
Harris County, Hospital District (RB) 4.00%, 02/15/42 (c)	560		529,612
Harris County, Texas Toll Road, Series A (RB) 4.00%, 08/15/48 (c)	1,000		959,090
Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/43 (c)	1,000		1,104,669
Joshua Independent School District (GO) 4.00%, 08/15/49 (c)	750		727,528
Katy Independent School District (GO) 4.00%, 02/15/53 (c)	750		728,425
Keller Independent School District (GO) 4.00%, 02/15/47 (c)	1,000		963,813
	Par (000’s	)	Value
Texas (continued)
Lamar Consolidated Independent School District (GO) (AGM) 5.50%, 02/15/58 (c)	$2,000		$2,195,156
Leander Independent School District, Series A (GO) 0.00%, 08/16/42 (c) ^	900		396,470
Liberty Hill Independent School District (GO) 5.00%, 02/01/54 (c)	1,885		2,001,172
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/45 (c)	1,500		1,505,000
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series S (RB) 5.00%, 05/15/43 (c)	500		516,082
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/49 (c)	750		728,440
Northwest Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/47 (c)	1,000		982,626
Pflugerville Independent School District, Unlimited Tax School Building, Series A (GO) 5.00%, 02/15/48 (c)	1,000		1,039,151
San Jacinto College District, Series A (GO) 5.00%, 02/15/44 (c)	900		931,172
State of Texas, Department of Housing & Community Affairs, Residential Mortgage, Series A (RB) 5.25%, 01/01/53 (c)	1,000		1,034,704
Texarkana Independent School District (GO)
4.00%, 02/15/53 (c)	1,000		961,589
4.00%, 08/15/53 (c)	1,015		981,513
Texas Department of Housing and Community Affairs, Residential Mortgage, Series B (RB) 5.25%, 07/01/53 (c)	1,000		1,032,834
Texas Water Development Board (RB)
4.00%, 10/15/45 (c)	500		491,984
4.80%, 10/15/52 (c)	1,000		1,045,669
Texas Water Development Board, Series A (RB)
4.00%, 10/15/49 (c)	990		955,450
5.00%, 10/15/53 (c)	1,000		1,078,879
5.00%, 10/15/43 (c)	840		873,941

See Notes to Financial Statements

97

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Texas Water Development Board, Series B (RB) 4.00%, 10/15/43 (c)	$1,000		$1,006,112
Tomball Independent School District (GO)
4.00%, 02/15/45 (c)	1,000		990,678
5.00%, 02/15/42 (c)	1,000		1,088,102
University of Houston, Series A (RB) 5.00%, 02/15/56 (c)	500		524,905
Via Metropolitan Transit, Advanced Transportation District Sales Tax (RB) 5.00%, 08/01/49 (c)	1,000		1,074,279
Waller Independent School District, Series A (GO) 4.00%, 02/15/48 (c)	500		485,492
Waxahachie Independent School District (GO) 4.00%, 02/15/49 (c)	750		733,183
Weslaco Independent School District (GO) 4.12%, 02/15/49 (c)	1,470		1,453,893
Ysleta Independent School District (GO) 5.00%, 08/15/56 (c)	500		527,153
			65,040,544
Utah: 0.5%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/43 (c)	360		372,591
University of Utah, Board of Higher Education, Series A (RB)
4.00%, 08/01/51 (c)	1,000		966,230
5.00%, 08/01/46 (c)	1,160		1,236,261
Utah County, IHC Health Services, Inc., Series B (RB) 3.00%, 05/15/47 (c)	210		169,744
			2,744,826
Virginia: 1.4%
County of Fairfax, Industrial Development Authority, Inova Health System Project (RB) 5.00%, 05/15/51 (c)	1,000		1,079,196
County of Fairfax, Industrial Development Authority, Inova Health System Project, Series A (RB) 4.00%, 05/15/48 (c)	1,000		976,535
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/57 (c)	600		579,927
5.00%, 07/01/50 (c)	625		656,167
5.00%, 07/01/60 (c)	500		520,760
	Par (000’s	)	Value
Virginia (continued)
University of Virginia, Series A (RB) 5.00%, 04/01/42 (c)	$1,000		$1,036,338
Virginia Housing Development Authority, Rental Housing, Series K (RB) 2.55%, 12/01/46 (c)	1,000		700,061
Virginia Small Business Financing Authority, Lifespire of Virginia, Series A (RB) 5.50%, 12/01/54 (c)	500		525,092
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Series A (RB) 4.00%, 01/01/45 (c)	500		455,538
Williamsburg Economic Development Authority, Virginia Student Housing, William and Mary Project, Series A (RB) (AGM) 4.38%, 07/01/63 (c)	1,000		990,063
			7,519,677
Washington: 1.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S (RB) 5.00%, 11/01/41 (c)	1,000		1,025,329
City of Seattle, Washington Municipal Light and Power, Series A (RB)
4.00%, 05/01/45 (c)	1,000		960,598
5.00%, 03/01/53 (c)	1,000		1,069,425
Energy Northwest, Columbia Generating Station Electric, Series A (RB) 4.00%, 07/01/42 (c)	1,000		1,001,329
King County, Highline School District No. 401, Unlimited Tax (GO) (SBG) 4.00%, 12/01/42 (c)	500		499,561
King County, Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/45 (c)	650		619,737
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/42 (c)	1,000		1,057,095
5.00%, 08/01/43 (c)	1,090		1,171,802
University of Washington, Series C (RB) 3.12%, 07/01/42 (c)	1,925		1,601,367
Washington State Housing Finance Commission, Raford Court and Nordheim Court Portfolio (RB) 5.00%, 07/01/54 (c)	500		512,981
			9,519,224

See Notes to Financial Statements

98

	Par (000’s	)	Value
West Virginia: 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 4.38%, 06/01/53 (c)	$1,000		$975,170
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/47 (c)	620		655,055
			1,630,225
Wisconsin: 0.7%
Public Finance Authority, Pooled Charter School (RB) 5.75%, 07/01/62 (c)	954		1,002,747
University of Wisconsin Hospitals and Clinics Authority, Series B (RB) 5.00%, 04/01/49 (c)	500		533,044

	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Children’s Hospital, Inc. (RB) 4.00%, 08/15/47 (c)	$1,000		$938,442
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/46 (c)	250		248,971
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.85%, 09/01/43 (c)	1,000		1,019,379
			3,742,583
Total Municipal Bonds: 98.2% (Cost: $541,494,921)			529,162,170
Other assets less liabilities: 1.8%			9,931,902
NET ASSETS: 100.0%			$539,094,072

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$529,162,170	$—	$529,162,170

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

99

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SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 97.8%
Alabama: 2.3%
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/52 (c) (p)	$2,000		$1,994,362
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	2,100		2,109,481
City of Birmingham, Special Care Facilities Financing Authority, Methodist Home (RB) 5.50%, 06/01/30 (c)	500		498,314
County of Jefferson, Series A (RB) 5.00%, 10/01/35 (c)	500		546,992
Energy Southeast, A Cooperative District, Series B (RB) 5.25%, 07/01/54 (c) (p)	500		538,461
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/50 (p)	390		444,550
The Southeast Alabama Gas Supply District, Project No. 2, Series B (RB) 5.00%, 06/01/49 (c) (p)	1,000		1,070,168
			7,202,328
Arizona: 2.1%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB) 4.75%, 07/01/29 (c)	975		984,665
Arizona Industrial Development Authority, Economic Development, Linder Village Project (RB) (AGM) 5.00%, 06/01/31	925		930,355
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/29 (c)	400		394,956
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/30 (c)	390		387,622
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	454		431,388
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series B (RB) 5.00%, 07/01/30 (c)	1,000		1,058,849
	Par (000’s	)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	$100		$99,774
Industrial Development Authority of the City of Sierra Vista Education Facility, American Leadership Academy Project (RB) 5.00%, 06/15/34 (c)	250		259,163
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	1,390		1,387,320
Salt Verde Financial Corp. (RB)
5.25%, 12/01/28	10		10,593
5.50%, 12/01/29	370		400,581
			6,345,266
California: 9.8%
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 12/01/53 (c) (p)	1,000		1,059,711
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 01/01/54 (c) (p)	3,000		3,222,763
California Community Choice Financing Authority, Clean Energy, Series C (RB) 5.00%, 08/01/55 (c) (p)	1,000		1,072,257
California Community Choice Financing Authority, Clean Energy, Series E (RB) 5.00%, 02/01/55 (c) (p)	1,000		1,070,129
California Health Facilities Financing Authority, Adventist Health System. Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,111,962
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	2,759		2,783,345
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series A-4 (RB) 8.00%, 01/01/50 (c) (p)	1,000		1,030,502
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 05/15/30 (c)	1,340		1,422,606
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27	50		51,510

See Notes to Financial Statements

100

	Par (000’s	)	Value
California (continued)
5.00%, 02/01/28 (c)	$50		$51,576
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		628,947
5.00%, 06/30/28	220		229,247
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/31 (c)	260		269,407
California Municipal Finance Authority, St. Mary’s School, Series B (RB) 4.65%, 05/01/30 (c)	500		508,001
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	6,625		6,621,528
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		13,500
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,360		18,360
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	400		399,530
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	810		797,758
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 07/01/24 (c) (d) *	1		656
California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 07/01/22 (c)	2		1,877
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/33 (c)	300		307,307
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.25%, 12/01/34 (c)	$1,740		$1,741,521
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		256,345
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/26	500		510,363
5.00%, 05/01/27	500		519,355
5.00%, 05/01/29	500		533,533
Compton Public Finance Authority (RB) 4.50%, 09/01/32 (c)	1,000		1,000,133
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250		260,352
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/29 (c)	685		668,691
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		113,324
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	240		254,655
Oakland Unified School District (GO) 5.00%, 08/01/26	380		394,849
Palomar Health (RB)
5.00%, 11/01/25	250		251,566
5.00%, 11/01/27 (c)	90		90,526
San Francisco City & County Airport Comm-San Francisco International Airport (RB) 5.00%, 05/01/29	500		533,533
San Francisco Community College District (GO) 5.00%, 06/15/25	500		505,963
			30,307,188
Colorado: 2.5%
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/29 (c)	295		310,996

See Notes to Financial Statements

101

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/32 (c)	$2,425		$2,425,407
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/30 (c)	1,000		940,196
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/27 (c)	600		615,206
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/29 (c)	1,000		952,760
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140		146,850
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/29 (c)	500		492,642
Velocity Metropolitan District No. 3 (GO) 5.12%, 12/01/34 (c)	1,000		981,965
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 12/01/31 (c)	1,000		947,593
			7,813,615
Connecticut: 0.6%
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/30 (c)	120		118,260
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
5.00%, 07/01/27	430		434,243
5.00%, 07/01/29	870		882,223
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/30 (c)	395		403,759
			1,838,485
Delaware: 0.3%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/45 (c) (p)	1,000		972,060
District of Columbia: 0.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	435		430,484
	Par (000’s	)	Value
Florida: 4.8%
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	$1,470		$1,422,504
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/27 (c)	275		262,546
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/31 (c)	535		502,251
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/33 (c)	595		663,146
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/29 (c)	290		293,383
County of Broward, School District, Series B (CP) 5.00%, 07/01/30 (c)	315		329,859
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 08/15/31 (c)	1,500		1,590,159
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/30 (c)	315		314,380
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	400		404,220
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/34 (c)	1,000		1,039,652
5.00%, 07/01/35 (c)	1,000		1,036,187
Florida Development Finance Corp., Education Facilities, Central School Project (RB) 5.00%, 08/15/32	500		500,282
Florida Development Finance Corp., Education Facilities, Cornerstone Chapter Academy Project (RB) 5.00%, 10/01/32 (c)	500		515,121
Florida Development Finance Corp., Renaissance Chapter School Inc. Project, Series C (RB) 4.00%, 09/15/30 (c)	470		452,329

See Notes to Financial Statements

102

	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)
5.00%, 05/01/29 (c)	$1,140		$1,160,889
6.12%, 07/01/32 (c) (p)	485		497,176
JEA Electric System, Series B (RB) 5.00%, 10/01/29 (c)	110		116,012
Lee County Industrial Development Authority, Healthcare Facilities, Series B-3 (RB) 4.12%, 11/15/29 (c)	1,000		1,002,021
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	1,930		1,724,598
Village Community Development District No 15, City of Wildwood Florida (SA) 4.00%, 05/01/34 (c)	500		499,987
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	370		372,102
Village Community Development District No. 13 (SA) 3.00%, 05/01/29	235		227,753
			14,926,557
Georgia: 1.8%
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA) 5.00%, 04/01/34 (c)	500		503,371
DeKalb County Housing Authority, Georgia Affordable Multifamily Housing, Series A (RB) 4.00%, 12/01/33 (c)	1,500		1,492,680
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/28 (c)	250		250,031
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		387,922
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/34 (c)	1,500		1,506,036
Main Street Natural Gas, Inc., Series A-1 (RB) 5.50%, 09/15/25	135		136,831
	Par (000’s	)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 08/01/52 (c) (p)	$1,000		$996,888
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		252,663
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/29 (c)	170		168,825
			5,695,247
Guam: 1.6%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/27 (c)	360		364,972
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c)	395		387,936
5.00%, 01/01/30	1,000		1,060,159
5.00%, 01/01/31	1,000		1,066,558
Guam Government, Series A (RB) 5.00%, 12/01/25	1,000		1,013,518
Guam Power Authority, Series A (RB) 5.00%, 10/01/33 (c)	940		1,030,431
			4,923,574
Hawaii: 0.2%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	500		481,294
Illinois: 11.1%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,043,891
5.00%, 12/01/30 (c)	1,000		1,036,793
5.00%, 12/01/32 (c)	2,000		2,075,557
5.00%, 12/01/33 (c)	1,500		1,552,636
7.00%, 12/01/26 (c)	200		206,140
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/27	250		260,768
5.00%, 12/01/29 (c)	250		258,035
5.00%, 12/01/29 (c)	200		209,681
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	230		234,519
5.50%, 12/01/31	1,000		1,050,645
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/26 ^	310		286,094
0.00%, 12/01/28 ^	795		677,339

See Notes to Financial Statements

103

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29	$1,250		$1,304,864
5.00%, 12/01/30	2,000		2,086,338
5.00%, 12/01/30 (c)	1,250		1,295,992
5.00%, 12/01/31 (c)	2,000		2,079,785
5.00%, 12/01/33 (c)	1,400		1,438,351
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27	500		515,303
5.00%, 12/01/30 (c)	560		570,570
Chicago Board of Education, Series E (GO) 5.12%, 12/01/32 (c)	1,320		1,320,445
Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/29 (c)	190		190,452
5.00%, 01/01/31 (c)	295		295,703
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/32	500		554,998
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.00%, 12/01/29 ^	575		469,195
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/25 ^	560		536,581
0.00%, 12/01/26 ^	490		452,214
0.00%, 12/01/28 ^	1,515		1,290,777
0.00%, 12/01/29 ^	585		477,355
0.00%, 12/01/30 ^	190		148,132
City of Chicago, Second Lien Water (RB)
5.00%, 11/01/29 (c)	270		270,559
5.00%, 11/01/30 (c)	100		100,207
City of Chicago, Series A (GO)
5.00%, 01/01/30	1,500		1,598,012
5.50%, 01/01/34 (c)	600		600,448
County of Cook, Series A (GO) 5.00%, 11/15/28 (c)	500		517,665
Eastern Illinois Economic Development Authority (RB) 5.00%, 11/01/33 (c)	1,000		1,009,908
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/33 (c)	460		431,060
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,190		273,700
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 04/01/27 (c)	80		79,603
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/27 (c)	155		154,590
	Par (000’s	)	Value
Illinois (continued)
Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 02/01/26 (c)	$785		$794,819
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		409,961
5.00%, 06/15/29	545		571,262
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		244,608
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/28 (c)	500		522,701
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		101,351
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/29 (c)	330		342,911
State of Illinois (GO)
3.50%, 06/01/30 (c)	350		346,129
4.12%, 11/01/31 (c)	100		100,295
State of Illinois, Sales Tax (RB) 5.00%, 06/15/26	235		242,275
State of Illinois, Series A (GO) 5.00%, 03/01/33 (c)	700		758,461
State of Illinois, Series C (GO) 5.00%, 11/01/29 (c)	315		329,567
State of Illinois, Series D (GO) 5.00%, 11/01/28 (c)	460		483,231
			34,202,476
Indiana: 1.4%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/27 (c)	180		172,893
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	2,015		2,067,691
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	2,000		2,023,249
			4,263,833
Iowa: 0.8%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP)
4.00%, 06/01/29 (c)	1,070		1,031,590
4.00%, 06/01/31 (c)	1,000		941,581

See Notes to Financial Statements

104

	Par (000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/28 (c)	$245		$247,778
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	270		266,913
			2,487,862
Kansas: 0.2%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 06/01/30 (c)	25		24,457
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/34 (c)	600		604,100
			628,557
Kentucky: 0.9%
City of Henderson, Pratt Paper, LLC Project, Series B (RB) 3.70%, 01/01/32	1,715		1,682,097
Commonwealth of Kentucky, State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/28 (c)	325		337,110
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	45		44,704
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/30 (c)	175		176,549
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 5.00%, 01/01/55 (c) (p)	500		536,311
			2,776,771
Louisiana: 1.9%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	1,025		1,041,544
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		153,707
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/32 (c)	1,310		1,273,902
	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Lake Charles Academy Foundation Project, Series A (RB) 5.00%, 12/15/34 (c)	$500		$518,445
Louisiana Public Facilities Authority, Solid Waste Disposal , Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *∞	330		3
Louisiana Public Facilities Authority, Solid Waste Disposal , Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *∞	521		5
Parish of St James, Nustar Logistics, LP Project (RB)
6.10%, 06/01/38 (p)	1,500		1,660,118
6.10%, 12/01/40 (p)	1,000		1,109,387
			5,757,111
Maryland: 0.6%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		200,127
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	250		252,547
County of Howard, Series A (TA) 4.00%, 02/15/28 (c)	200		200,341
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/25 (c)	695		700,428
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425		445,737
			1,799,180
Massachusetts: 0.4%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/29 (c)	490		497,369
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/28 (c)	310		317,924
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/27 (c)	250		252,049

See Notes to Financial Statements

105

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/28 (c)	$100		$102,306
			1,169,648
Michigan: 0.7%
City of Detroit, Convention Facility Authority, Series C (RB) 5.00%, 10/01/35 (c)	580		641,923
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500		445,583
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/29 (c)	1,000		992,869
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 06/30/30 (c)	155		161,025
			2,241,400
Minnesota: 0.8%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/27 (c)	80		78,500
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25 (d) *	415		228,250
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/30 (c)	510		489,918
City of Minneapolis, Fairview Health Services, Series A (RB)
5.00%, 11/15/34 (c)	605		627,228
5.00%, 11/15/35 (c)	1,000		1,034,828
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	50		50,365
			2,509,089
Missouri: 0.6%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/30 (c)	260		254,484
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/29 (c)	175		165,254
	Par (000’s	)	Value
Missouri (continued)
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/32 (c)	$125		$127,059
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/30 (c)	330		303,898
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/30 (c)	500		467,854
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/28 (c)	500		518,480
			1,837,029
Nebraska: 0.8%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/27	500		517,567
5.00%, 09/01/28	100		104,621
5.00%, 09/01/30	125		132,755
5.00%, 09/01/34	650		696,709
Central Plans Energy Project, Gas Project Crossover No.3, Series B (RB) 5.00%, 09/01/31	1,000		1,056,871
			2,508,523
Nevada: 0.5%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/27 (c)	190		190,004
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina, Series A (RB) 2.75%, 06/15/28	585		570,134
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		4,372
Clark County, School District, Series B (GO) (AGM)
5.00%, 06/15/29	250		273,300
5.00%, 06/15/30 (c)	250		271,585
Clark County, School District, Series B (GO) (BAM) 5.00%, 06/15/30	250		277,007
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27 (d) *	331		23,159
			1,609,561

See Notes to Financial Statements

106

	Par (000’s	)	Value
New Hampshire: 0.6%
National Finance Authority, Bridgeland Water & Utility Districts 490, 491, and 158 (RB) 5.38%, 12/15/35 (c)	$750		$751,283
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 11/01/27 (c)	250		249,022
National Finance Authority, Silverado Project, Denton County, Texas (RB) 5.00%, 12/01/28 (c)	500		499,945
National Finance Authority, The Highlands Project, Montgomery County, Texas Municipal Utility Districts (RB) 5.12%, 12/15/30 (c)	250		247,359
National Finance Authority, Valencia Project, Brazoria County, Texas Municipal Utility District (RB) 5.30%, 12/01/32 (c)	250		250,368
			1,997,977
New Jersey: 3.3%
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c)	1,715		1,716,771
5.62%, 11/15/30 (c)	1,000		1,004,836
5.75%, 09/15/27 (c)	1,240		1,241,766
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c)	1,155		1,136,816
4.00%, 07/01/34 (c)	600		579,124
5.00%, 07/01/33 (c)	1,000		1,009,931
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/26 (c)	440		441,730
4.38%, 06/15/27 (c)	130		130,528
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 06/15/29 (c)	750		766,888
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/30 (c)	175		169,190
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/26 (c)	145		145,446
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Barnabas Health, Series A (RB) 5.00%, 07/01/29 (c)	$500		$515,091
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/26 ^	360		336,146
0.00%, 12/15/32 ^	5		3,722
5.00%, 06/15/30 (c)	395		404,521
New Jersey Transportation, Trust Fund Authority, Series A (RB) 5.00%, 06/15/36 (c)	500		559,232
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/29 (c)	150		158,073
			10,319,811
New Mexico: 0.5%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan and Four Corners Projects, Series B (RB) 2.15%, 04/01/33 (c)	700		568,310
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	1,000		906,833
			1,475,143
New York: 11.9%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/26	100		102,558
5.00%, 07/15/27 (c)	100		103,174
5.00%, 07/15/28 (c)	100		103,066
5.00%, 07/15/30 (c)	1,800		1,851,335
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,085		1,087,756
Build NYC Resource Corp., New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		266,118
Build NYC Resource Corp., Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/31 (c)	595		561,950
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250		256,572

See Notes to Financial Statements

107

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	$250		$261,047
County of Sullivan, Adelaar Infrastructure Project (SA) 4.85%, 11/01/31 (c)	1,000		1,006,467
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/28 (c)	275		280,893
5.00%, 07/01/30 (c)	270		275,359
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	365		358,737
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/30 (c)	250		254,384
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/29 (c)	250		264,129
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/30 (c)	560		589,804
5.00%, 11/15/31 (c)	500		511,474
Metropolitan Transportation Authority, Series D-1 (RB) 5.00%, 11/15/28 (c)	250		253,924
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c)	675		662,652
5.00%, 12/01/31 (c)	500		535,052
5.00%, 12/01/34 (c)	1,060		1,119,199
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/30 (c)	810		780,974
Monroe County Industrial Development Corporation, Eugenio Maria De Hostos Charter School District, Series A (RB) 5.00%, 07/01/34	500		531,515
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.15%, 11/15/34 (c)	1,000		1,000,303
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/29 (c)	1,000		1,049,126
5.00%, 08/01/30 (c)	945		983,727
	Par (000’s	)	Value
New York (continued)
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) 2.88%, 12/01/44 (p)	$1,000		$956,202
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA 542 (C)) 2.75%, 09/01/50 (c) (p)	600		594,263
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	420		409,053
5.00%, 08/01/26 (c)	325		325,575
5.00%, 08/01/31 (c)	4,155		4,160,431
5.25%, 08/01/31 (c)	3,105		3,297,460
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	1,000		1,001,940
4.00%, 01/01/36 (c)	2,000		1,945,408
5.00%, 10/01/35 (c)	1,000		1,041,595
6.00%, 04/01/35 (c)	1,000		1,117,186
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	2,100		1,974,388
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AGM)
5.00%, 12/01/30	1,430		1,522,055
5.00%, 12/01/31	1,885		2,015,587
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/29 (c)	665		664,775
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/27 (c)	120		114,836
4.12%, 05/15/28 (c)	100		94,486
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27	70		72,462
5.00%, 06/01/28 (c)	70		72,475
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200		199,108
			36,630,580

See Notes to Financial Statements

108

	Par (000’s	)	Value
North Carolina: 1.2%
North Carlina Medical Care Commission, Penick Village Project, Series A (RB) 5.00%, 09/01/34 (c)	$525		$546,035
North Carolina Medical Care Commission Health Care Facilities First Mortgage, Pennybyrn at Maryfield (RB) 5.00%, 10/01/35 (c)	1,000		1,000,473
North Carolina Medical Care Commission Retirement Facilities, Penick Village Project, Series B-3 (RB) 4.25%, 09/01/28 (c)	500		500,811
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
5.00%, 01/01/32 (c)	500		533,308
5.00%, 01/01/36 (c)	1,000		1,055,584
			3,636,211
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/34 (c)	500		522,483
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 12/15/31 (c) (d) *	3,000		30
			522,513
Ohio: 2.3%
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/32 (c)	835		839,100
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/26	50		50,701
5.00%, 02/15/27	350		360,766
5.00%, 02/15/28 (c)	110		113,474
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 02/15/27 (c)	1,430		1,430,378
Ohio Air Quality Development Authority (RB) 3.38%, 08/01/29 (p)	1,000		980,940
Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.40%, 12/01/38 (c) (p)	500		463,959
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 06/01/41 (c) (p)	1,000		930,394
	Par (000’s	)	Value
Ohio (continued)
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	$2,000		$1,958,826
			7,128,538
Oklahoma: 1.2%
Oklahoma County Finance Authority, Charter School, Astec Project (RB) 5.25%, 06/15/34 (c)	500		508,289
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,017,447
5.00%, 08/15/27	250		257,495
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/35 (c) (p)	2,000		2,011,120
			3,794,351
Pennsylvania: 2.7%
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	750		768,525
5.00%, 05/01/28	1,165		1,187,066
5.00%, 05/01/28	735		753,712
Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/24	1,000		1,000,000
Berks County, Tower Health Project, Series A-2 (RB) 6.00%, 06/30/34 (c)	1,131		1,223,229
City of Philadelphia, Pennsylvania Gas Works (RB)
5.00%, 08/01/25	80		81,011
5.00%, 10/01/26	100		103,781
Fulton County Industrial Development Authority, Medical Center Project (RB) 4.00%, 07/01/28 (c)	540		520,162
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 5.00%, 06/30/32	1,000		1,067,074
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 06/30/26	130		131,841
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/30 (c)	100		102,651

See Notes to Financial Statements

109

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, University of the Arts (RB)
4.50%, 03/15/29 (c)	$25		$26,358
4.50%, 03/15/29 (c) (d) *	545		327,153
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	505		498,776
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 06/01/29 (c)	200		206,516
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		116,761
5.00%, 07/01/29 (c)	275		282,754
			8,397,370
Puerto Rico: 9.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 5.00%, 07/01/30	3,000		3,167,660
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,041,823
5.00%, 07/01/33 (c)	2,000		2,108,482
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/33 (c)	4,000		3,944,457
4.00%, 07/01/35 (c)	1,500		1,472,611
5.38%, 07/01/25	1,817		1,836,097
5.62%, 07/01/27	1,000		1,041,036
5.62%, 07/01/29	3,000		3,229,076
5.75%, 07/01/31	4,000		4,412,750
Puerto Rico Electric Power Authority (RB) (NATL)
4.75%, 07/01/33 (c)	120		117,555
5.25%, 07/01/26	320		317,262
5.25%, 07/01/32	700		692,102
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 08/01/30 (c)	780		785,399
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^	2,000		1,529,692
0.00%, 07/01/33 (c) ^	1,500		1,048,754
4.50%, 07/01/34 (c)	1,000		1,002,742
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.00%, 07/01/29 (c) ^	1,308		1,091,185
			28,838,683
	Par (000’s	)	Value
Rhode Island: 0.6%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/31 (c)	$400		$436,871
5.00%, 05/15/33 (c)	250		271,724
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/31 (c)	1,000		1,004,478
			1,713,073
South Carolina: 0.4%
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 06/15/29 (c)	500		503,270
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/27 (c)	250		247,041
South Carolina Public Service Authority, Series A (RB) 5.00%, 12/01/31 (c)	525		537,812
			1,288,123
Tennessee: 0.6%
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	105		93,855
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 05/01/52 (c) (p)	1,000		1,071,163
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	525		536,500
			1,701,518
Texas: 8.4%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/33 (c)	1,200		1,208,952
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	775		778,507
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/30 (c)	500		499,545
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/31 (c)	50		54,261

See Notes to Financial Statements

110

	Par (000’s	)	Value
Texas (continued)
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/26 (c)	$1,465		$1,350,104
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/32 (c)	750		816,415
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/27 (c)	1,000		1,016,794
City of Austin, Texas Airport System (RB)
5.00%, 11/15/25	625		634,200
5.00%, 11/15/28 (c)	395		395,747
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		186,941
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/29 (c)	3,000		3,000,961
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		255,523
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/30 (c)	200		201,995
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	2,000		2,044,915
5.00%, 07/15/28	500		515,154
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,500		1,545,462
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/30 (c)	1,000		1,005,070
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	1,750		1,789,301
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	20		20,120
	Par (000’s	)	Value
Texas (continued)
5.12%, 08/15/30 (c)	$200		$202,075
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 05/01/25 (c)	335		335,082
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.00%, 11/15/29 ^	315		263,654
Harris County, Houston Sports Authority, Third Lien, Series A (RB) (NATL) 0.00%, 11/15/33 (c) ^	1,005		593,156
Harris County-Houston Sports Authority, Series A (RB) (AGC) 5.00%, 11/15/30	500		546,351
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/31 (c)	335		337,487
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/30 (c) (d) *	102		1,015
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 10/01/31 (c)	2,700		2,701,617
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/28 (c)	815		791,674
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 08/15/27 (c)	110		111,327
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB) 5.00%, 07/01/23	87		86,992
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 01/01/31 (c)	550		496,645
SA Energy Acquisition Public Facility Corp., Gas Supply (RB)
5.50%, 08/01/25	125		126,415
5.50%, 08/01/27	110		113,970
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/31 (c)	250		247,059

See Notes to Financial Statements

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/27 (c)	$175		$171,933
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB) 5.25%, 12/15/25	100		101,549
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350		366,385
Texas Municipal Gas Acquisition and Supply Corporation III (RB) 5.00%, 12/15/30	1,000		1,060,111
			25,974,464
Utah: 0.5%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	500		496,563
Utah Salt Lake City, International Airport, Series A (RB) 5.00%, 07/01/31	1,000		1,074,391
			1,570,954
Virgin Islands: 0.4%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB) 5.00%, 10/01/32	1,000		1,039,052
Virgin Islands Water & Power Authority, Series B (RB) 5.00%, 07/01/25 (c)	55		54,183
			1,093,235
Virginia: 2.3%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 09/01/30 (c)	140		132,206
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/28 (c)	325		328,488
Roanoke County Economic Development Authority, Residential Care Facility (RB) 5.50%, 09/01/58 (c) (p)	1,530		1,514,536
Virginia Beach Development Authority, Residential Care Facility, Series A (RB)
5.75%, 09/01/30 (c)	1,000		1,036,317
5.75%, 09/01/33 (c)	1,000		1,127,450
	Par (000’s	)	Value
Virginia (continued)
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/30 (c)	$710		$701,402
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 07/01/35 (c)	500		528,720
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	635		637,422
Virginia Small Business Financing Authority, Series A (RB) 5.00%, 12/01/34 (c)	1,000		1,074,134
			7,080,675
Washington: 1.9%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	75		74,862
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/30 (c)	1,800		1,800,562
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/49 (c) (p)	480		481,560
Washington State Housing Finance Commission, Parkshore Juanita Bay Project, Series B-2 (RB) 3.95%, 07/01/29 (c)	500		500,076
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		2,272,418
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
4.00%, 01/01/26 (c)	500		496,773
5.00%, 01/01/31 (c)	365		367,506
			5,993,757
West Virginia: 0.4%
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/45 (c) (p)	1,000		1,000,468

See Notes to Financial Statements

112

	Par (000’s	)	Value
West Virginia (continued)
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	$150		$154,067
			1,154,535
Wisconsin: 2.3%
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB) 5.00%, 06/15/34 (c)	500		508,237
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 11/01/30 (c)	1,000		1,002,593
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/29 (c)	365		340,269
Public Finance Authority, Master Academy of Nevada - East Las Vegas Campus Project, Series A (RB) 5.00%, 12/15/34 (c)	645		674,472
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	275		271,512
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/29 (c)	380		377,017
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/27 (c)	150		147,288
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,235		1,254,546
Public Finance Authority, Texas Infrastructure Program, Mayfair Project, Series A-4 (RB) 5.50%, 11/15/32 (c)	250		248,952
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		1,031,960
Public Finance Authority, Wisconsin Texas Infrastructure Program, Nolina & Sorella Projects (RB) 5.50%, 12/15/32 (c)	500		491,318
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 3.00%, 08/15/26 (c)	$825		$815,959
			7,164,123
Total Municipal Bonds: 97.8% (Cost: $316,083,289)			302,202,772
Other assets less liabilities: 2.2%			6,740,449
NET ASSETS: 100.0%			$308,943,221

See Notes to Financial Statements

113

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(unaudited) (continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the investor
*	Non-income producing
(d)	Security in default
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

114

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds
Alabama	$—	$7,202,328	$—	$7,202,328
Arizona	—	6,345,266	—	6,345,266
California	—	30,307,188	—	30,307,188
Colorado	—	7,813,615	—	7,813,615
Connecticut	—	1,838,485	—	1,838,485
Delaware	—	972,060	—	972,060
District of Columbia	—	430,484	—	430,484
Florida	—	14,926,557	—	14,926,557
Georgia	—	5,695,247	—	5,695,247
Guam	—	4,923,574	—	4,923,574
Hawaii	—	481,294	—	481,294
Illinois	—	34,202,476	—	34,202,476
Indiana	—	4,263,833	—	4,263,833
Iowa	—	2,487,862	—	2,487,862
Kansas	—	628,557	—	628,557
Kentucky	—	2,776,771	—	2,776,771
Louisiana	—	5,757,103	8	5,757,111
Maryland	—	1,799,180	—	1,799,180
Massachusetts	—	1,169,648	—	1,169,648
Michigan	—	2,241,400	—	2,241,400
Minnesota	—	2,509,089	—	2,509,089
Missouri	—	1,837,029	—	1,837,029
Nebraska	—	2,508,523	—	2,508,523
Nevada	—	1,609,561	—	1,609,561
New Hampshire	—	1,997,977	—	1,997,977
New Jersey	—	10,319,811	—	10,319,811
New Mexico	—	1,475,143	—	1,475,143
New York	—	36,630,580	—	36,630,580
North Carolina	—	3,636,211	—	3,636,211
North Dakota	—	522,513	—	522,513
Ohio	—	7,128,538	—	7,128,538
Oklahoma	—	3,794,351	—	3,794,351
Pennsylvania	—	8,397,370	—	8,397,370
Puerto Rico	—	28,838,683	—	28,838,683
Rhode Island	—	1,713,073	—	1,713,073
South Carolina	—	1,288,123	—	1,288,123
Tennessee	—	1,701,518	—	1,701,518
Texas	—	25,974,464	—	25,974,464
Utah	—	1,570,954	—	1,570,954
Virgin Islands	—	1,093,235	—	1,093,235
Virginia	—	7,080,675	—	7,080,675
Washington	—	5,993,757	—	5,993,757
West Virginia	—	1,154,535	—	1,154,535
Wisconsin	—	7,164,123	—	7,164,123
Total	$—	$302,202,764	$8	$302,202,772

See Notes to Financial Statements

115

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October 31, 2024 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 3.1%
Black Belt Energy Gas District Gas, Project No. 4, Series A (RB) 4.00%, 12/01/49 (c) (p)	$2,360		$2,370,166
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 10/01/52 (c) (p)	600		602,709
Black Belt Energy Gas District, Series D-1 (RB) 5.50%, 06/01/49 (c) (p)	1,000		1,067,042
County of Jefferson (RB) 5.00%, 09/15/28 (c)	525		547,433
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/50 (c) (p)	1,500		1,505,562
Southeast Energy Authority, Cooperative District Commodity Supply, Series A (RB) 5.25%, 01/01/54 (c) (p)	1,000		1,058,760
The Black Belt Energy Gas District, Gas Project, Series E (RB) 5.00%, 05/01/53 (p)	1,000		1,038,116
			8,189,788
Arizona: 1.6%
Arizona Industrial Development Authority, Series A (RB) 5.00%, 11/01/28 (c)	500		529,108
Arizona Transportation Board, Highway (RB) 5.00%, 07/01/30 (c)	835		861,037
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/29 (c)	620		640,219
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
5.00%, 01/01/26	700		715,568
5.00%, 01/01/53 (c) (p)	500		511,597
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500		511,873
5.00%, 01/01/27	500		523,552
			4,292,954
California: 18.2%
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB) 2.95%, 04/01/47 (c) (p)	1,155		1,144,395
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/47 (c) (p)	375		373,948
California Community Choice Financing Authority (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,057,783
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy, G-1 (RB) 5.25%, 11/01/54 (c) (p)	$1,000		$1,080,193
California Community Choice Financing Authority, Clean Energy, Series A-1 (RB) 4.00%, 05/01/53 (c) (p)	500		504,531
California Community Choice Financing Authority, Clean Energy, Series D (RB) 5.50%, 05/01/54 (c) (p)	1,000		1,069,271
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	500		537,407
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/36 (c) (p)	335		330,525
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) 5.00%, 10/01/39 (p)	585		592,873
California Infrastructure and Economic Development Bank, Series B (RB) 5.00%, 11/01/29 (c)	500		542,812
California Infrastructure And Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/47 (c) (p)	500		498,168
California State Public Works Board, Kern Valley State Prison, Series D (RB) 5.00%, 06/01/25	825		834,009
California State Public Works Board, Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/29	675		744,748
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/26	830		865,328
5.00%, 10/01/28 (c)	785		834,231
California State Public Works Board, Various Correctional Facilities, Series D (RB) 5.00%, 09/01/26	500		520,183
California State University, Systemwide, Series B-3 (RB) 3.12%, 11/01/51 (c) (p)	500		498,848

See Notes to Financial Statements

116

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 09/01/29 (c)	$2,500		$2,239,764
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP) 4.00%, 04/01/30 (c)	1,000		1,005,327
City of San Francisco, Public Utilities Commission Water, Series C (RB) 5.00%, 11/01/28	500		547,913
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		470,626
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
5.00%, 06/01/40 (c)	1,000		1,011,094
5.00%, 06/01/45 (c)	1,870		1,890,746
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) (AGM) 0.00%, 06/01/26 ^	1,000		951,897
Los Angeles County Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/25	500		507,005
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/30 (c)	1,720		1,892,540
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/30 (c)	500		517,382
Oakland Unified School District, Series A (GO) 5.00%, 08/01/40 (c)	1,000		1,015,541
Public Facilities Financing Authory of the City of San Diego, Subordinated Water, Series B (RB) 5.00%, 08/01/27 (c)	500		520,762
Public Utilities Commission of the City & County of San Francisco, Wastewater Revenue, Series A (RB)
1.00%, 10/01/25 (c)	1,000		974,808
5.00%, 10/01/26	1,000		1,045,813
San Bernardino Community College District, Series A (GO) 4.00%, 08/01/49 (c)	540		562,459
	Par (000’s	)	Value
California (continued)
San Diego County, East County Advanced Water Purification Joint Powers Authority, Series A (RB) 3.13%, 09/01/26 (c)	$500		$497,079
San Francisco Community College District (GO) 5.00%, 06/15/25	1,000		1,011,927
San Joaquin Hills, Agency Toll Road (RB) 0.00%, 01/01/25 ^	500		497,220
Southwestern Community College District, Series D (GO) 5.00%, 08/01/44 (c)	500		507,360
State of California, Department of Water Resources, Series BB (RB) 5.00%, 12/01/26	500		525,739
State of California, Various Purpose (GO)
5.00%, 10/01/27	530		564,641
5.00%, 10/01/27	1,000		1,065,360
5.00%, 10/01/27	500		532,680
5.00%, 10/01/29	1,000		1,103,252
5.00%, 11/01/26	915		956,896
5.00%, 11/01/28 (c)	1,000		1,064,981
5.00%, 11/01/28	910		988,878
5.00%, 10/01/29 (c)	1,000		1,029,192
5.00%, 04/01/27	750		790,297
5.00%, 04/01/30	2,910		3,236,913
5.00%, 08/01/25	1,000		1,014,869
5.00%, 08/01/27	1,305		1,385,186
5.00%, 09/01/30 (c)	1,095		1,133,875
5.00%, 09/01/26	1,000		1,041,278
5.00%, 09/01/27	1,000		1,063,396
5.00%, 09/01/28	1,000		1,083,395
			48,277,344
Colorado: 1.6%
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW) 5.00%, 12/15/35 (c)	500		523,451
City Of Colorado Springs, Colorado Utilities System, Series A-1 (RB) 5.00%, 11/15/26	500		522,334
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		508,823
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	500		500,918
Regional Transportation District, Fastracks Project, Series B (RB) 5.00%, 11/01/28	1,000		1,085,888

See Notes to Financial Statements

117

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(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
State of Colorado, Series A (CP) 5.00%, 12/15/26	$500		$523,057
University of Colorado, Series A-2 (RB) 4.00%, 06/01/34 (c)	500		521,053
			4,185,524
Connecticut: 2.9%
Connecticut State Health & Educational Facilities Authority, Series A (RB) 5.00%, 07/01/26	500		516,224
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		994,356
State of Connecticut, Series E (GO) 5.00%, 11/15/25	670		683,026
State of Connecticut, Special Tax, Series A (RB) 5.00%, 09/01/30 (c)	1,300		1,301,350
State of Connecticut, Special Tax, Transportation Infrastructure Purpose, Series A (ST) 5.00%, 05/01/28	600		643,616
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	1,015		1,046,994
University of Connecticut, Series A (RB)
5.00%, 01/15/30 (c)	745		777,854
5.00%, 04/15/26	550		566,505
5.00%, 04/15/29 (c)	1,000		1,067,078
			7,597,003
Delaware: 0.5%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/45 (c) (p)	500		486,030
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500		517,878
State of Delaware, Series A (GO) 5.00%, 10/01/25	410		417,454
			1,421,362
District of Columbia: 1.1%
District of Columbia, Series D (GO) 5.00%, 06/01/25	315		318,403
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		505,402
Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	500		540,198
	Par (000’s	)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Series C (RB) (AGC) 6.50%, 10/01/41 (c)	$1,000		$1,067,293
Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/30 (c)	555		582,197
			3,013,493
Florida: 2.9%
Central Florida Expressway Authority (RB) (AGM) 5.00%, 07/01/27	500		528,431
County of Miami-Dade (RB) 5.00%, 10/01/29 (c)	510		528,114
County of Miami-Dade, Building Better Communities Program, Series A (GO) 5.00%, 07/01/30 (c)	520		536,815
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/28	1,000		1,077,700
Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/26 (c)	655		663,235
School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/28 (c)	895		901,669
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/29 (c)	710		743,586
State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/28	770		830,978
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO) 3.00%, 06/01/30 (c)	1,000		987,903
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		975,555
			7,773,986
Georgia: 3.5%
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500		500,000
Georgia State Road and Tollway Authority (RB) 5.00%, 06/01/29	800		876,897
Main Street Natural Gas, Inc., Gas Supply, Series B (RB) 5.00%, 07/01/53 (c) (p)	1,000		1,060,360
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 07/01/52 (c) (p)	1,250		1,264,943

See Notes to Financial Statements

118

	Par (000’s	)	Value
Georgia (continued)
Main Street Natural Gas, Inc., Series B (RB)
4.00%, 08/01/49 (c) (p)	$500		$500,191
5.00%, 12/01/52 (c) (p)	500		529,840
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 08/01/52 (c) (p)	500		498,444
4.00%, 03/01/50 (c) (p)	1,500		1,512,209
State of Georgia, Series A (GO)
5.00%, 02/01/29 (c)	680		698,009
5.00%, 08/01/26	700		727,110
State of Georgia, Series C (GO) 5.00%, 07/01/26	1,000		1,036,584
			9,204,587
Hawaii: 1.4%
City & County of Honolulu, Rail Transit Project, Series E (GO)
5.00%, 03/01/26	785		806,168
5.00%, 03/01/27	500		525,433
State of Hawaii, General Obligation, Series EO (GO) 5.00%, 08/01/25 (c)	520		520,730
State of Hawaii, Series ET (GO) 3.00%, 10/01/29 (c)	1,000		986,630
State of Hawaii, Series FE (GO) 5.00%, 10/01/25	1,000		1,018,362
			3,857,323
Illinois: 5.1%
Board of Trustees of the University of Illinois, Series A (RB) 5.00%, 04/01/25	500		503,247
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		510,715
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	315		321,750
Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/30	500		544,546
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/25	340		342,336
City of Chicago, Series A (GO)
5.00%, 01/01/27	365		376,950
5.00%, 01/01/30	2,000		2,130,683
City of Chicago, Series B (GO) 4.00%, 01/01/30	358		364,137
Illinois Finance Authority, Clean Water Initiative (RB)
5.00%, 01/01/28	500		534,265
5.00%, 07/01/27	685		725,219
Illinois Finance Authority, Northshore University Health System, Series A (RB) (AGM) 5.00%, 08/15/26	500		516,947
	Par (000’s	)	Value
Illinois (continued)
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	$415		$433,835
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		679,500
Illinois State, Series A (GO) 5.00%, 11/01/27	1,000		1,051,931
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/28 (c)	735		772,314
State of Illinois (GO) 3.50%, 06/01/29 (c)	685		685,843
State of Illinois (GO) (AGC) 5.50%, 05/01/25	335		338,206
State of Illinois, Series A (RB) 4.00%, 06/15/28	580		601,040
State of Illinois, Series D (GO)
5.00%, 11/01/25	1,345		1,365,302
5.00%, 11/01/26	800		827,096
			13,625,862
Indiana: 0.6%
Indiana Finance Authority, Series C (RB) 5.00%, 12/01/24	575		575,772
Indiana Finance Authority, Series E (RB) 5.00%, 06/01/29	935		1,026,564
			1,602,336
Iowa: 0.6%
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/49 (c) (p)	1,500		1,534,753
Kansas: 0.2%
County of Butler, Unified School District No. 385 (GO) 4.00%, 09/01/30 (c)	500		509,400
Kentucky: 0.9%
Commonwealth of Kentucky, Project No. 131, Series A (RB) 5.00%, 10/01/30	250		276,043
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 12/01/49 (c) (p)	1,100		1,101,931
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/47 (c) (p)	1,000		1,029,888
			2,407,862
Louisiana: 0.9%
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/50 (c) (p)	500		503,481

See Notes to Financial Statements

119

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(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
St. John Baptist Parish, Marathon Oil Co., Series B-2 (RB) 2.38%, 06/01/37 (p)	$750		$735,248
State of Louisiana, Series A (GO) 5.00%, 02/01/29	1,000		1,090,251
			2,328,980
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	500		504,967
Maryland: 2.6%
County of Baltimore (GO) 5.00%, 03/01/30	945		1,051,023
County of Montgomery, Consolidated Public Improvement, Series A (GO) 4.00%, 08/01/29	750		790,884
State of Maryland, Department of Transportation (RB)
4.00%, 11/01/27 (c)	500		500,079
5.00%, 10/01/26	595		620,099
State of Maryland, Department of Transportation, Series B (RB) 4.00%, 05/01/30 (c)	750		769,946
State of Maryland, State and Local Facilities Loan (GO) 4.00%, 06/01/27 (c)	560		560,099
State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/26	385		399,575
State of Maryland, State and Local Facilities Loan, Series A (GO)
5.00%, 03/15/28 (c)	500		524,811
5.00%, 03/15/28	500		537,129
5.00%, 03/15/29	1,000		1,093,879
			6,847,524
Massachusetts: 2.9%
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/27	680		718,398
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/27	710		744,209
5.00%, 05/01/27	500		527,964
5.00%, 07/01/27	500		529,887
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26	400		416,873
5.00%, 05/01/30	1,000		1,110,837
Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	750		749,255
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB) 5.00%, 10/15/26	$500		$522,290
Massachusetts Housing Finance Agency Housing Bonds, Series B-2 (RB) 0.90%, 06/01/26 (c)	500		473,869
Massachusetts State College Building Authority, Series A (RB) 5.00%, 05/01/49 (c)	775		781,874
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/40 (c)	1,000		1,036,988
			7,612,444
Michigan: 0.9%
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB) 5.00%, 07/01/30 (c)	500		515,730
Michigan State Housing Development Authority, Series A (RB) 3.70%, 04/01/30 (c)	500		501,952
State of Michigan, Environmental Program (GO) 3.00%, 05/01/30 (c)	410		405,567
State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/26	500		513,327
State of Michigan, Trunk Line, Series B (RB) 5.00%, 11/15/27	500		534,061
			2,470,637
Minnesota: 1.0%
Minneapolis-St. Paul Metropolitan Airports, Series A (RB) 5.00%, 01/01/29	1,000		1,082,102
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB) 5.00%, 01/01/30 (c)	515		536,004
Minneapolis-St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,046,074
			2,664,180
Mississippi: 0.2%
State of Mississippi, Series A (GO) 5.00%, 10/01/29 (c)	430		455,435
Missouri: 0.7%
Curators of the University of Missouri, Series A (RB) 5.00%, 11/01/29 (c)	1,405		1,405,000

See Notes to Financial Statements

120

	Par (000’s	)	Value
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 01/01/26 (c)	$500		$506,493
			1,911,493
Montana: 0.2%
City of Forsyth, Montana Pollution Control, Northwestern Corp. Colstrip Project (RB) 3.88%, 07/01/28 (c)	500		507,544
Nevada: 0.6%
Clark County (GO) 5.00%, 06/01/25	1,090		1,101,208
Clark County, Nevada Airport System, Series A (RB) 5.00%, 07/01/29	500		546,536
			1,647,744
New Jersey: 4.2%
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 4.00%, 11/01/25	660		663,968
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/34 (c)	615		651,568
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.25%, 06/15/29 (c)	1,000		1,012,108
5.25%, 06/15/40 (c)	1,500		1,518,163
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/26 (c)	500		501,538
New Jersey Educational Facilities Authority, Princeton University, Series B (RB)
5.00%, 07/01/25	1,000		1,012,813
5.00%, 07/01/28 (c)	1,000		1,060,710
New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital (RB) 5.00%, 09/15/26	500		516,622
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Series A (RB) 5.00%, 07/01/29 (c)	660		693,131
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/24	$1,000		$1,001,749
5.00%, 12/15/26	500		518,846
5.00%, 06/15/30 (c)	435		445,485
New Jersey Transportation Trust Fund Authority, Series AA (RB) 5.00%, 06/15/25	500		504,482
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		493,839
2.00%, 06/01/26	500		487,268
			11,082,290
New Mexico: 0.9%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 4.12%, 08/01/44 (c)	1,000		1,004,584
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		889,097
State of New Mexico, Series B (RB) 5.00%, 07/01/26	535		554,129
			2,447,810
New York: 13.3%
City of New York, Series A-1 (GO) 5.00%, 08/01/29	1,000		1,093,602
City of New York, Series C (GO) 5.00%, 09/01/27	1,000		1,060,584
City of New York, Series C (GO) (SD CRED PROG) 5.00%, 08/01/27	500		529,358
City of New York, Series C and D (GO) 5.00%, 08/01/26	325		336,852
City of New York, Series E (GO) 5.00%, 08/01/30 (c)	540		558,380
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		430,286
County of Nassau, Series C (GO) 5.00%, 10/01/25	550		560,551
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	510		531,052
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/48 (p)	2,000		2,001,112
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/26	500		519,915
Metropolitan Transportation Authority, Series C (RB) 5.25%, 11/15/29 (c)	1,000		1,018,021

See Notes to Financial Statements

121

VANECK SHORT MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Series F-2 (RB) (FHA 542 (C)) 0.60%, 05/01/61 (c) (p)	$300		$292,923
New York City Transitional Finance Authority Future Tax Secured, Series A (RB) 5.00%, 11/01/27	440		468,447
New York City Transitional Finance Authority Future Tax Secured, Series F, Subseries F-1 (RB) 5.00%, 02/01/27	850		890,683
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/25	570		577,804
New York City Transitional Finance Authority, Fiscal Series A, Subseries A-1 (RB) 5.00%, 11/01/26	1,000		1,043,599
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/30 (c)	1,190		1,234,859
New York City Water & Sewer System, Series BB-2 (RB) (AGM) 5.00%, 06/15/26 (c)	430		430,757
New York City, Series A-1 (GO) 5.00%, 09/01/27	1,000		1,060,584
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/30 (c)	1,000		1,040,981
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		725,957
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/29	1,000		1,099,987
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/27	510		537,258
New York State Dormitory Authority, Series A (RB)
5.00%, 02/15/27	500		526,723
5.00%, 03/15/26	485		499,514
5.00%, 03/15/26	780		802,278
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		688,596
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 03/15/29 (c)	$595		$605,652
5.00%, 03/15/26 (c)	500		508,951
New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/25	1,035		1,042,118
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680		700,350
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		505,976
New York State Environmental Facilities Corp., State Clean Water And Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		654,464
New York State Housing Finance Agency, Series A-2 (RB) 2.50%, 11/01/60 (c) (p)	975		948,545
New York State Housing Finance Agency, Series C (RB) (SONYMA HUD SECT 8) 3.80%, 11/01/62 (c) (p)	500		502,239
New York State Housing Finance Agency, Series C-2 (RB) (SONYMA HUD SECT 8) 3.60%, 11/01/63 (c) (p)	500		503,816
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 11/01/25 (c)	490		471,500
New York State Thruway Authority, Series P (RB) 5.00%, 01/01/27	1,000		1,049,045
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/25	495		498,405
5.00%, 03/15/28 (c)	500		514,963
5.00%, 03/15/27	690		725,831
New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 03/15/27	500		527,736
New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/25	500		503,439

See Notes to Financial Statements

122

	Par (000’s	)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/45 (p)	$875		$849,777
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26	1,000		1,046,291
5.00%, 11/15/27	500		534,967
5.00%, 11/15/28	1,000		1,089,827
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 11/15/28 (c)	1,000		1,081,456
			35,426,011
North Carolina: 1.8%
County of Mecklenburg, Series A (GO) 4.00%, 04/01/29 (c)	500		509,817
County of Wake (RB) 5.00%, 09/01/26	375		390,069
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/51 (p)	500		509,678
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/30 (c)	1,500		1,624,498
State of North Carolina, Series A (GO) 5.00%, 06/01/30 (c)	1,140		1,222,946
State of North Carolina, Series B (RB) 5.00%, 05/01/29 (c)	585		613,542
			4,870,550
Ohio: 2.5%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	500		532,708
City of Columbus, Various Purpose (GO) 5.00%, 04/01/29 (c)	750		796,469
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250		1,363,905
5.00%, 08/01/30 (c)	1,030		1,087,476
Lancaster Port Authority, Gas Supply (RB) (SBG) 5.00%, 08/01/49 (c) (p)	485		486,612
Ohio Quality Development Authority, American Electric Power Company Project, Series D (RB) 3.20%, 05/01/26	500		495,604
Ohio Water Development Authority, Series A (RB) 5.00%, 06/01/29 (c)	770		840,126
	Par (000’s	)	Value
Ohio (continued)
Ohio Water Development Authority, Series B (RB) 5.00%, 12/01/27 (c)	$1,000		$1,043,934
			6,646,834
Oklahoma: 0.1%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 3.00%, 09/01/29 (c)	330		323,330
Oregon: 0.9%
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/26	500		522,623
Jackson County School District No 549C Medford (GO) (SBG) 5.00%, 12/15/28 (c)	1,250		1,264,219
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		505,561
			2,292,403
Pennsylvania: 3.3%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/30 (c)	360		387,394
Allegheny County Sanitary Authority (RB) (BAM) 5.00%, 12/01/27 (c)	500		510,268
City of Philadelphia, Series A (GO) 5.00%, 08/01/25	300		304,058
Commonwealth of Pennsylvania (GO)
5.00%, 01/01/26	560		572,648
5.00%, 03/15/27 (c)	500		503,136
5.00%, 07/15/27	1,000		1,058,264
5.00%, 09/01/27	1,000		1,061,145
Commonwealth of Pennsylvania (GO) (SBG) 5.00%, 07/15/26	1,000		1,033,691
County of Lehig, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		614,545
Delaware River Port Authority, Series B (RB) 5.00%, 01/01/25	350		350,899
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	660		712,670
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/01/53 (p)	500		510,395
Montgomery County Industrial Development Authority, Series B (RB) 4.10%, 06/01/29	705		726,067

See Notes to Financial Statements

123

VANECK SHORT MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
University of Pittsburgh of the Commonwealth, System of Higher Education (RB) 4.00%, 04/15/26 (c)	$500		$506,898
			8,852,078
Rhode Island: 0.4%
Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/26 (c)	500		504,366
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds, Series A (RB) 5.00%, 06/01/26 (c)	500		504,077
			1,008,443
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/30 (c)	255		265,933
Tennessee: 1.6%
Johnson City Health & Educational Facilities Board, Series A (RB) 5.00%, 07/01/25	500		504,290
Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 07/01/26	525		543,946
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health, Series B (RB) 5.00%, 09/01/49 (c) (p)	500		531,213
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/49 (c) (p)	1,775		1,781,069
Tennessee Energy Acquisition Corp., Gas Project, Series A-1 (RB) 5.00%, 05/01/53 (c) (p)	500		520,066
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	500		516,561
			4,397,145
Texas: 8.9%
Austin Independent School District (GO) 5.00%, 08/01/28	505		543,855
Bexar County, Limited Tax (GO) 5.00%, 06/15/27 (c)	500		515,972
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	1,000		1,098,031
	Par (000’s	)	Value
Texas (continued)
City of Dallas, Series A (GO) 5.00%, 02/15/25	$500		$502,208
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/27 (c)	630		651,474
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500		507,173
Comal Independent School District (GO) 5.00%, 02/01/26	775		794,314
Commonwealth of Pennsylvania (GO) 5.00%, 02/15/27	2,000		2,097,915
County of Harris, Flood Control District, Series A (GO) 5.00%, 10/01/29 (c)	480		487,758
Dallas Independent School District, Series A (GO) 4.00%, 02/15/34 (c)	500		500,798
Denton Independent School District (GO) 5.00%, 08/15/29	1,000		1,094,275
Denton Independent School District, Series A (GO) 5.00%, 08/15/45 (c)	500		507,150
Ford Bend Independent School District, Limited Tax, Series B (GO) 5.00%, 02/15/28	910		972,185
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,059,865
Houston Independent School District (GO) 5.00%, 02/15/25	1,000		1,004,647
Houston Texas Utility System, Series A (RB) 5.00%, 11/15/27	1,000		1,064,204
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AGM) 5.00%, 05/15/27	500		526,020
North Texas Thruway Authority, Series I (RB) (AGC) 6.20%, 01/01/42 (c)	1,000		1,004,296
North Texas Tollway Authority System, Series A (RB) 5.00%, 01/01/27	500		522,692
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/30 (c)	1,195		1,217,682
State of Texas, Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/30 (c)	500		512,691

See Notes to Financial Statements

124

	Par (000’s	)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	$600		$615,548
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A (RB) 5.50%, 01/01/54 (c) (p)	1,000		1,077,395
Texas Transportation Commission Highway Improvement (GO) 5.00%, 04/01/30	1,000		1,107,564
Texas Water Development Board (RB) 5.00%, 04/15/26	1,000		1,029,142
Texas Water Development Board, Series A (RB) 5.00%, 04/15/30 (c)	250		263,592
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/30 (c)	670		704,678
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,024,165
Ysleta Independent School District (GO) 5.00%, 08/15/45 (c)	650		659,295
			23,666,584
Utah: 0.2%
Utah Transit Authority (RB) 5.00%, 06/15/30	500		552,647
Virginia: 1.7%
County of Fairfax, Public Improvement, Series A (GO) (SAW) 4.00%, 10/01/25	990		998,847
Hampton Roads Transportation Accountability Commission, Series A (RB) 5.00%, 07/01/26	750		774,336
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/27	600		629,387
Virginia Commonwealth Transportation Board (RB) 5.00%, 03/15/27 (c)	510		530,117
Virginia Public Building Authority, Public Facilities, Series A (RB) 5.00%, 08/01/29 (c)	720		760,259
	Par (000’s	)	Value
Virginia (continued)
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 10/01/40 (p)	$1,000		$962,777
			4,655,723
Washington: 3.3%
Central Puget Sound Regional Transit Authority, Motor Vehicle Excise Tax Improvement, Series S-1 (RB) 5.00%, 11/01/26	520		542,568
Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/31 (c)	500		509,516
County of King, Limited Tax (GO) 4.00%, 07/01/30 (c)	2,110		2,145,507
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000		1,012,880
Energy Northwest Project Electric, Series C (RB) 5.00%, 07/01/25	1,375		1,392,710
Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/30 (c)	1,250		1,263,480
Energy Northwest, Project 3 Electric, Series A (RB) 5.00%, 07/01/28 (c)	725		765,649
State of New Mexico, Series A (GO) 5.00%, 06/01/26	1,000		1,030,552
			8,662,862
West Virginia: 0.4%
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,034,912
Wisconsin: 0.7%
City of Milwaukee, Series N4 (GO) 5.00%, 04/01/26	750		766,654
State of Wisconsin, Series A (GO)
5.00%, 05/01/28 (c)	500		504,435
5.00%, 05/01/25	500		504,360
			1,775,449
Total Municipal Bonds: 98.7% (Cost: $264,529,988)			262,405,529
Other assets less liabilities: 1.3%			3,472,702
NET ASSETS: 100.0%			$265,878,231

See Notes to Financial Statements

125

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p)	Putable Security — the date disclosed is the date the security may be redeemed by the investor
^	Zero Coupon Bond

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$262,405,529	$—	$262,405,529

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

126

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$228,091,145	$3,080,825,353	$11,101,520	$1,908,890,884
Cash	576	26,705,390	292,176	13,540,789
Receivables:
Investment securities sold	—	1,423,687	—	1,182,158
Shares of beneficial interest sold	1,120,638	—	—	—
Dividends and interest	876,541	44,205,095	184,161	23,089,436
Total assets	230,088,900	3,153,159,525	11,577,857	1,946,703,267
Liabilities:
Payables:
Investment securities purchased	1,120,600	17,199,881	—	11,850,044
Line of credit	272,493	—	—	—
Due to Adviser	77,784	854,866	2,374	292,804
Deferred Trustee fees	4,195	3,184	—	3,000
Accrued expenses	3,100	—	—	—
Total liabilities	1,478,172	18,057,931	2,374	12,145,848
NET ASSETS	$228,610,728	$3,135,101,594	$11,575,483	$1,934,557,419
Shares outstanding	10,200,000	60,096,401	250,000	41,998,916
Net asset value, redemption and offering price per share	$22.41	$52.17	$46.30	$46.06
Net Assets consist of:
Aggregate paid in capital	$277,006,798	$3,447,833,476	$12,627,135	$2,021,771,686
Total distributable loss	(48,396,070)	(312,731,882)	(1,051,652)	(87,214,267)
NET ASSETS	$228,610,728	$3,135,101,594	$11,575,483	$1,934,557,419
(1) Cost of investments - Unaffiliated issuers	$246,240,102	$3,189,416,940	$11,554,898	$1,967,781,695

See Notes to Financial Statements

127

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)

	Long Muni ETF	Short High Yield Muni ETF	Short Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$529,162,170	$302,202,772	$262,405,529
Cash	5,851,288	6,791,037	62,701
Receivables:
Investment securities sold	1,909,909	—	—
Dividends and interest	6,794,724	4,265,847	3,427,502
Total assets	543,718,091	313,259,656	265,895,732
Liabilities:
Payables:
Investment securities purchased	4,513,421	4,224,432	—
Due to Adviser	108,901	91,386	15,650
Deferred Trustee fees	1,517	—	1,600
Accrued expenses	180	617	251
Total liabilities	4,624,019	4,316,435	17,501
NET ASSETS	$539,094,072	$308,943,221	$265,878,231
Shares outstanding	30,100,000	13,650,000	15,500,000
Net asset value, redemption and offering price per share	$17.91	$22.63	$17.15
Net Assets consist of:
Aggregate paid in capital	$568,553,263	$350,904,102	$272,091,830
Total distributable loss	(29,459,191)	(41,960,881)	(6,213,599)
NET ASSETS	$539,094,072	$308,943,221	$265,878,231
(1) Cost of investments - Unaffiliated issuers	$541,494,921	$316,083,289	$264,529,988

See Notes to Financial Statements

128

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2024 (unaudited)

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Income:
Dividends	$5,320,383	$—	$—	$—
Interest	1,720	70,126,873	175,478	26,682,378
Total income	5,322,103	70,126,873	175,478	26,682,378
Expenses:
Management fees	462,613	4,958,017	14,936	1,666,012
Interest	15,477	—	—	87
Total expenses	478,090	4,958,017	14,936	1,666,099
Net investment income	4,844,013	65,168,856	160,542	25,016,279

Net realized gain (loss) on:
Investments	(3,358,751)	(27,945,819)	(495,704)	(1,577,850)
In-kind redemptions	2,383,390	2,408,370	—	(39,768)
Capital gain distributions from investment companies	15,550	—	—	—
Net realized loss	(959,811)	(25,537,449)	(495,704)	(1,617,618)

Net change in unrealized appreciation (depreciation) on:
Investments	18,882,135	76,004,039	676,718	7,440,215
Net change in unrealized appreciation (depreciation)	18,882,135	76,004,039	676,718	7,440,215
Net increase in net assets resulting from operations	$22,766,337	$115,635,446	$341,556	$30,838,876

See Notes to Financial Statements

129

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2024 (unaudited)

	Long Muni ETF	Short High Yield Muni ETF	Short Muni ETF
Income:
Interest	$9,588,726	$5,628,015	$3,100,557
Total income	9,588,726	5,628,015	3,100,557
Expenses:
Management fees	597,518	558,342	91,573
Interest	—	12,208	—
Total expenses	597,518	570,550	91,573
Net investment income	8,991,208	5,057,465	3,008,984

Net realized gain (loss) on:
Investments	(577,562)	(2,792,783)	(124,809)
In-kind redemptions	2,568	(445,502)	(23,935)
Net realized loss	(574,994)	(3,238,285)	(148,744)

Net change in unrealized appreciation (depreciation) on:
Investments	6,006,873	8,213,103	3,066,593
Net change in unrealized appreciation (depreciation)	6,006,873	8,213,103	3,066,593
Net increase in net assets resulting from operations	$14,423,087	$10,032,283	$5,926,833

See Notes to Financial Statements

130

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		High Yield Muni ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$4,844,013	$8,167,835	$65,168,856	$124,259,489
Net realized loss	(959,811)	(10,831,811)	(25,537,449)	(87,697,628)
Net change in unrealized appreciation (depreciation)	18,882,135	7,317,408	76,004,039	81,437,462
Net increase in net assets resulting from operations	22,766,337	4,653,432	115,635,446	117,999,323
Distributions to shareholders from:
Distributable earnings	(5,253,048)	(8,652,299)	(66,002,515)	(120,571,988)
Return of capital	—	(943,651)	—	—
Total distributions	(5,253,048)	(9,595,950)	(66,002,515)	(120,571,988)

Share transactions*:
Proceeds from sale of shares	18,959,717	54,357,867	268,819,889	905,560,236
Cost of shares redeemed	(29,000,766)	(32,677,141)	(98,672,794)	(788,031,487)
Net increase (decrease) in net assets resulting from share transactions	(10,041,049)	21,680,726	170,147,095	117,528,749
Total increase in net assets	7,472,240	16,738,208	219,780,026	114,956,084
Net Assets, beginning of period	221,138,488	204,400,280	2,915,321,568	2,800,365,484
Net Assets, end of period	$228,610,728	$221,138,488	$3,135,101,594	$2,915,321,568
*Shares of Common Stock Issued (no par value)
Shares sold	850,000	2,725,000	5,150,000	18,050,000
Shares redeemed	(1,300,000)	(1,600,000)	(1,900,000)	(15,650,000)
Net increase (decrease)	(450,000)	1,125,000	3,250,000	2,400,000

See Notes to Financial Statements

131

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	HIP Sustainable Muni ETF		Intermediate Muni ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$160,542	$411,823	$25,016,279	$47,379,279
Net realized loss	(495,704)	(34,254)	(1,617,618)	(14,698,985)
Net change in unrealized appreciation (depreciation)	676,718	(1,406)	7,440,215	2,540,360
Net increase in net assets resulting from operations	341,556	376,163	30,838,876	35,220,654
Distributions to shareholders from:
Distributable earnings	(166,775)	(412,960)	(24,599,488)	(46,864,503)

Share transactions*:
Proceeds from sale of shares	—	—	125,941,309	298,049,733
Cost of shares redeemed	(6,891,496)	—	(2,288,847)	(303,307,234)
Net increase (decrease) in net assets resulting from share transactions	(6,891,496)	—	123,652,462	(5,257,501)
Total increase (decrease) in net assets	(6,716,715)	(36,797)	129,891,850	(16,901,350)
Net Assets, beginning of period	18,292,198	18,328,995	1,804,665,569	1,821,566,919
Net Assets, end of period	$11,575,483	$18,292,198	$1,934,557,419	$1,804,665,569
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	2,700,000	6,650,000
Shares redeemed	(150,000)	—	(50,000)	(6,600,000)
Net increase (decrease)	(150,000)	—	2,650,000	50,000

See Notes to Financial Statements

132

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long Muni ETF		Short High Yield Muni ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$8,991,208	$14,965,086	$5,057,465	$10,996,299
Net realized loss	(574,994)	(5,954,798)	(3,238,285)	(12,982,599)
Net change in unrealized appreciation (depreciation)	6,006,873	(661,838)	8,213,103	11,200,258
Net increase in net assets resulting from operations	14,423,087	8,348,450	10,032,283	9,213,958
Distributions to shareholders from:
Distributable earnings	(8,511,005)	(14,425,095)	(4,918,950)	(11,222,995)

Share transactions*:
Proceeds from sale of shares	99,944,686	250,100,275	4,557,624	6,528,708
Cost of shares redeemed	(7,264,183)	(116,997,223)	(21,454,447)	(81,403,031)
Net increase (decrease) in net assets resulting from share transactions	92,680,503	133,103,052	(16,896,823)	(74,874,323)
Total increase (decrease) in net assets	98,592,585	127,026,407	(11,783,490)	(76,883,360)
Net Assets, beginning of period	440,501,487	313,475,080	320,726,711	397,610,071
Net Assets, end of period	$539,094,072	$440,501,487	$308,943,221	$320,726,711
*Shares of Common Stock Issued (no par value)
Shares sold	5,550,000	14,150,000	200,000	300,000
Shares redeemed	(400,000)	(6,700,000)	(950,000)	(3,700,000)
Net increase (decrease)	5,150,000	7,450,000	(750,000)	(3,400,000)

See Notes to Financial Statements

133

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short Muni ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$3,008,984	$4,698,031
Net realized loss	(148,744)	(1,880,268)
Net change in unrealized appreciation (depreciation)	3,066,593	2,492,102
Net increase in net assets resulting from operations	5,926,833	5,309,865
Distributions to shareholders from:
Distributable earnings	(2,934,675)	(5,190,580)

Share transactions*:
Proceeds from sale of shares	12,860,896	34,692,781
Cost of shares redeemed	(3,447,726)	(49,921,153)
Net increase (decrease) in net assets resulting from share transactions	9,413,170	(15,228,372)
Total increase (decrease) in net assets	12,405,328	(15,109,087)
Net Assets, beginning of period	253,472,903	268,581,990
Net Assets, end of period	$265,878,231	$253,472,903
*Shares of Common Stock Issued (no par value)
Shares sold	750,000	2,050,000
Shares redeemed	(200,000)	(2,950,000)
Net increase (decrease)	550,000	(900,000)

See Notes to Financial Statements

134

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Muni Income ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.76		$21.46	$23.53	$29.07	$24.34	$26.18
Net investment income (a)	0.47		0.79	0.95	1.14	1.14	1.09
Net realized and unrealized gain (loss) on investments	1.69		(0.57)	(2.00)	(5.56)	4.71	(1.83)
Total from investment operations	2.16		0.22	(1.05)	(4.42)	5.85	(0.74)
Distributions from:
Net investment income	(0.51)		(0.83)	(1.02)	(1.12)	(1.12)	(1.10)
Return of capital	—		(0.09)	—	—	—	—
Total distributions	(0.51)		(0.92)	(1.02)	(1.12)	(1.12)	(1.10)
Net asset value, end of period	$22.41		$20.76	$21.46	$23.53	$29.07	$24.34
Total return (b)	10.43%		1.16%	(4.53)%	(15.82)%	24.38%	(3.17)%

Ratios to average net assets
Gross expenses (c)(d)	0.41	%(e)	0.41%	0.41%	0.40%	0.40%	0.45%
Net expenses (c)(d)	0.41	%(e)	0.41%	0.41%	0.40%	0.40%	0.40%
Net expenses excluding interest and taxes (c)(d)	0.40	%(e)	0.40%	0.40%	N/A	N/A	N/A
Net investment income (c)	4.19	%(e)	3.80%	4.30%	4.01%	4.17%	4.02%
Supplemental data
Net assets, end of period (in millions)	$229		$221	$204	$169	$177	$142
Portfolio turnover rate (f)	5%		14%	15%	15%	11%	10%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Periods after November 1, 2019 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

135

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Yield Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024		2023	2022	2021	2020

Net asset value, beginning of period	$51.28		$51.43		$55.18	$62.48	$56.13	$62.79
Net investment income (a)	1.11		2.22		2.01	2.09	2.36	2.69
Net realized and unrealized gain (loss) on investments	0.91		(0.21)		(3.73)	(7.27)	6.38	(6.73)
Total from investment operations	2.02		2.01		(1.72)	(5.18)	8.74	(4.04)
Distributions from:
Net investment income	(1.13)		(2.16)		(2.03)	(2.12)	(2.39)	(2.62)
Net asset value, end of period	$52.17		$51.28		$51.43	$55.18	$62.48	$56.13
Total return (b)	3.95%		4.04%		(3.11)%	(8.62)%	15.84%	(6.86)%

Ratios to average net assets
Expenses	0.32	%(c)	0.32	%(d)	0.35%	0.35%	0.35%	0.35%
Net investment income	4.21	%(c)	4.37	%(d)	3.84%	3.38%	3.91%	4.26%
Supplemental data
Net assets, end of period (in millions)	$3,135		$2,915		$2,800	$3,018	$3,461	$2,570
Portfolio turnover rate (e)	7%		29%		11%	11%	9%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Effective June 20, 2023, the unitary management fee rate changed from 0.35% to 0.32%
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

136

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	HIP Sustainable Muni ETF
	Six Months Ended October 31, 2024		Year Ended April 30,		Period Ended April 30,
	(unaudited)		2024	2023	2022 (a)

Net asset value, beginning of period	$45.73		$45.82	$45.66	$50.00
Net investment income (b)	0.60		1.03	0.72	0.10
Net realized and unrealized gain (loss) on investments	0.58		(0.09)	0.09	(4.22)
Total from investment operations	1.18		0.94	0.81	(4.12)
Distributions from:
Net investment income	(0.61)		(1.03)	(0.65)	(0.22)
Net asset value, end of period	$46.30		$45.73	$45.82	$45.66
Total return (c)	2.59%		2.08%	1.79%	(8.26)%

Ratios to average net assets
Expenses	0.24	%(d)	0.24%	0.24%	0.24	%(d)
Net investment income	2.58	%(d)	2.26%	1.59%	0.33	%(d)
Supplemental data
Net assets, end of period (in millions)	$12		$18	$18	$14
Portfolio turnover rate (e)	4%		11%	14%	11%

(a)	For the period September 9, 2021 (commencement of operations) through April 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

137

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024		2023	2022	2021	2020

Net asset value, beginning of period	$45.86		$46.35		$45.69	$51.62	$48.97	$48.94
Net investment income (a)	0.63		1.17		0.97	0.83	0.98	1.09
Net realized and unrealized gain (loss) on investments	0.19		(0.50)		0.65	(5.92)	2.72	0.10
Total from investment operations	0.82		0.67		1.62	(5.09)	3.70	1.19
Distributions from:
Net investment income	(0.62)		(1.16)		(0.96)	(0.84)	(0.98)	(1.10)
Net realized capital gains	—		—		—	— (b)	(0.07)	(0.06)
Total distributions	(0.62)		(1.16)		(0.96)	(0.84)	(1.05)	(1.16)
Net asset value, end of period	$46.06		$45.86		$46.35	$45.69	$51.62	$48.97
Total return (c)	1.79%		1.48%		3.59%	(9.99)%	7.59%	2.40%

Ratios to average net assets
Expenses	0.18	%(d)	0.23	%(e)	0.24%	0.24%	0.24%	0.24%
Net investment income	2.70	%(d)	2.56	%(e)	2.12%	1.64%	1.90%	2.17%
Supplemental data
Net assets, end of period (in millions)	$1,935		$1,805		$1,822	$1,695	$1,801	$1,582
Portfolio turnover rate (f)	6%		16%		17%	4%	6%	7%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Effective March 7, 2024, the unitary management fee rate changed from 0.24% to 0.18%
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

138

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$17.66		$17.91	$18.35	$21.68	$20.18	$20.40
Net investment income (a)	0.33		0.62	0.52	0.46	0.52	0.57
Net realized and unrealized gain (loss) on investments	0.23		(0.26)	(0.46)	(3.26)	1.54	(0.20)
Total from investment operations	0.56		0.36	0.06	(2.80)	2.06	0.37
Distributions from:
Net investment income	(0.31)		(0.61)	(0.50)	(0.46)	(0.52)	(0.57)
Net realized capital gains	—		—	—	(0.07)	(0.04)	(0.02)
Total distributions	(0.31)		(0.61)	(0.50)	(0.53)	(0.56)	(0.59)
Net asset value, end of period	$17.91		$17.66	$17.91	$18.35	$21.68	$20.18
Total return (b)	3.22%		2.02%	0.40%	(13.26)%	10.31%	1.75%

Ratios to average net assets
Expenses	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	3.61	%(c)	3.54%	2.91%	2.15%	2.45%	2.72%
Supplemental data
Net assets, end of period (in millions)	$539		$441	$313	$216	$228	$200
Portfolio turnover rate (d)	4%		23%	32%	7%	23%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

139

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High Yield Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$22.27		$22.34	$22.86	$25.06	$23.09	$24.70
Net investment income (a)	0.36		0.67	0.59	0.58	0.73	0.84
Net realized and unrealized gain (loss) on investments	0.35		(0.06)	(0.50)	(2.18)	1.99	(1.64)
Total from investment operations	0.71		0.61	0.09	(1.60)	2.72	(0.80)
Distributions from:
Net investment income	(0.35)		(0.68)	(0.61)	(0.60)	(0.75)	(0.81)
Net asset value, end of period	$22.63		$22.27	$22.34	$22.86	$25.06	$23.09
Total return (b)	3.20%		2.82%	0.43%	(6.58)%	11.89%	(3.44)%

Ratios to average net assets
Expenses	0.36	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses excluding interest and taxes	0.35	%(c)	0.35%	0.35%	N/A	N/A	N/A
Net investment income	3.17	%(c)	3.04%	2.64%	2.34%	2.98%	3.37%
Supplemental data
Net assets, end of period (in millions)	$309		$321	$398	$418	$306	$263
Portfolio turnover rate (d)	15%		18%	17%	16%	14%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

140

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Muni ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024		2023	2022	2021	2020

Net asset value, beginning of period	$16.95		$16.95		$16.89	$18.04	$17.55	$17.54
Net investment income (a)	0.20		0.31		0.21	0.15	0.23	0.27
Net realized and unrealized gain (loss) on investments	0.19		0.04		0.10	(1.09)	0.51	0.02
Total from investment operations	0.39		0.35		0.31	(0.94)	0.74	0.29
Distributions from:
Net investment income	(0.19)		(0.35)		(0.25)	(0.19)	(0.25)	(0.28)
Net realized capital gains	—		—		—	(0.02)	—	—
Total distributions	(0.19)		(0.35)		(0.25)	(0.21)	(0.25)	(0.28)
Net asset value, end of period	$17.15		$16.95		$16.95	$16.89	$18.04	$17.55
Total return (b)	2.33%		2.12%		1.83%	(5.27)%	4.27%	1.66%

Ratios to average net assets
Expenses	0.07	%(c)	0.09	%(d)	0.20%	0.20%	0.20%	0.20%
Net investment income	2.30	%(c)	1.86	%(d)	1.22%	0.86%	1.26%	1.54%
Supplemental data
Net assets, end of period (in millions)	$266		$253		$269	$328	$297	$204
Portfolio turnover rate (e)	11%		36%		19%	18%	30%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Effective June 20, 2023, the unitary management fee rate changed from 0.20% to 0.07%
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

141

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
HIP Sustainable Muni ETF (“HIP Sustainable”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective (except for HIP Sustainable) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index.

Fund	Index

CEF Muni	S-Network Municipal Bond Closed-End Fund Index
High Yield	ICE Broad High Yield Crossover Municipal Index
Intermediate	ICE Intermediate AMT-Free Broad National Municipal Index
Long	ICE Long AMT-Free Broad National Municipal Index
Short High Yield	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Short	ICE Short AMT-Free Broad National Municipal Index

The investment objective of HIP Sustainable is to seek current income generally exempt from federal income tax, other than federal alternative minimum tax. The Funds (except CEF Muni and HIP Sustainable) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The HIP Sustainable is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing, under normal circumstances, in investment grade municipal debt securities that fund issuers with operations or projects helping to promote progress towards sustainable development, in alignment with the goals and metrics defined by the United Nations Sustainable Development Goals.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives
142

highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value.

The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.     Federal Income Taxes —It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, in any, to its shareholders. Therefore, no federal income tax provision is required.

143

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

C.     Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. If a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of return of capital the Fund will notify shareholders of the estimated composition of such distribution. Dividends from net investment income are subject to recharacterization for tax purposes. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D.     Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.     Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Fund’s and other industry sources. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the six months ended October 31, 2024, are as follows:

Fund	Management Fee Rate
CEF Muni	0.40%
High Yield	0.32
HIP Sustainable	0.24
Intermediate	0.18
Long	0.24
Short High Yield	0.35
144

Fund	Management Fee Rate
Short	0.07

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2024, the Adviser owned approximately 20% of HIP Sustainable.

Note 4—Capital Share Transactions—As of October 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the six months ended October 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$10,672,512	$10,635,316	$18,946,153	$29,000,308
High Yield	447,783,145	199,430,455	10,442,060	88,666,678
HIP Sustainable	479,005	7,388,937	—	—
Intermediate	252,557,407	115,377,600	3,316,181	2,081,627
Long	117,364,773	19,489,180	—	7,296,269
Short High Yield	45,734,311	49,171,277	—	13,213,820
Short	46,717,425	27,839,500	—	3,769,073

During the six months ended October 31, 2024, the High Yield, Intermediate, Long, Short High Yield and Short funds engaged in purchases and sales of investments to funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These transactions complied with Rule 17a-7 under the Act. The activity is summarized in the table as follows:

Fund	Purchases (in millions)	Sales (in millions)
High Yield	$5	$3
Intermediate	14	28
Long	—	14
Short High Yield	3	5
Short	28	—
145

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes—As of October 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$246,248,938	$2,190,933	$(20,348,726)	$(18,157,793)
High Yield	3,189,684,110	52,732,549	(161,591,306)	(108,858,757)
HIP Sustainable	11,553,508	44,331	(496,319)	(451,988)
Intermediate	1,968,608,288	11,393,295	(71,110,699)	(59,717,404)
Long	541,411,876	3,614,623	(15,864,329)	(12,249,706)
Short High Yield	316,748,248	2,309,217	(16,854,693)	(14,545,476)
Short	265,803,407	2,135,377	(5,533,255)	(3,397,878)

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended October 31, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High Yield and Short High Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High Yield and Short High Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Muni invests in closed-end funds that may trade at a discount or premium to their net asset value. The Fund is dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

The HIP Sustainable strategy of investing in municipal debt securities of issuers promoting sustainable development may limit the types and number of investments available to the Fund or cause the Fund to invest in securities that underperform the market as a whole. As a result, the Fund may underperform funds that do not have a sustainable investing strategy or funds with sustainable investing strategies that do not employ HIP (Human Impact + Profit) Ratings. In addition, the Fund relies on a data provider for the identification of issuers that promote sustainable development based on their HIP Ratings; however, there can be no guarantee that the data provider’s methodology will align with the Fund’s investment strategy or desirable issuers can be correctly identified.

146

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010, for Intermediate, Long, Short, and High Yield Funds, and on November 1, 2019, for CEF Muni Fund. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Short High Yield and HIP Sustainable, commenced operations with a unitary management fee, therefore bear no cost or liabilities relative to the Plan.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. These fees are included in custody and accounting fees in the Statements of Operations. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended October 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	167	$489,273	6.56%
Short High Yield	28	2,197,493	6.68

Outstanding loan balances as of October 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

147

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.

148

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2024 (unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck CEF Muni Income ETF, China Bond ETF, Dynamic High Income ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, High Yield Muni ETF, HIP Sustainable Muni ETF, IG Floating Rate ETF, Intermediate Muni ETF, International High Yield Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Long Muni ETF, Moody’s Analytics BBB Corporate Bond ETF, Moody’s Analytics IG Corporate Bond ETF, Mortgage REIT Income ETF, Muni ETF, Preferred Securities ex Financials ETF, Short High Yield Muni ETF and Short Muni ETF and (ii) the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreement”) with respect to the VanEck BDC Income ETF. The VEAC Investment Management Agreements and the VEARA Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck Muni ETF, which had not commenced operations) (each, an “Operating Fund” and together, the “Operating Funds”) and the Operating Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and their respective affiliates as a result of the Advisers’ relationships with the Funds. In reviewing performance information for the Operating Funds against their peer groups, the Trustees considered that each Operating Fund, except the VanEck Dynamic High Income ETF and HIP Sustainable Muni ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Operating Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Operating Fund which was not provided by Broadridge and which did not compare each Operating Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Operating Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Advisers at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers provide under, the Investment Management Agreements, including, where applicable, (i) with respect to each Fund except the VanEck China Bond ETF and J.P. Morgan EM Local Currency Bond ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (excluding the fee payment under the applicable Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) with respect to the VanEck China Bond ETF and J.P. Morgan EM Local Currency Bond ETF (the “Non-Unitary Funds”), VEAC’s commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) to the extent

149

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2024 (unaudited) (continued)

necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Advisers and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Operating Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Operating Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Operating Fund except for VanEck Dynamic High Income ETF and HIP Sustainable Muni ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Advisers regarding the performance of the VanEck Dynamic High Income ETF and HIP Sustainable Muni ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck Dynamic High Income ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on November 1, 2022 through December 31, 2023, due to its exposure to diversifying assets, such as long-term U.S. Treasuries, dividend-paying equities and emerging market bonds, according to the Adviser. The Trustees also noted that the VanEck HIP Sustainable Muni ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on September 8, 2021, due to interest rate volatility and differences in duration and curve exposures between the Fund and its benchmark, according to the Adviser.

The Trustees also considered information relating to the financial condition of the Advisers and the current status, as they understood it, of the Advisers’ compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Operating Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Operating Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck China Bond ETF, Moody’s Analytics IG Corporate Bond ETF and Short High Yield Muni ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck BDC Income ETF, International High Yield Bond ETF and Moody’s Analytics BBB Corporate Bond ETF had management fees above the average and median of its respective peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had management fees above the average and below the median of its peer group of funds, and the VanEck Green Bond ETF had management fees below the average and above the median of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck BDC Income ETF, China Bond ETF, International High Yield Bond ETF and Moody’s Analytics BBB Corporate Bond ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, and the VanEck Fallen Angel High Yield Bond ETF had a total expense ratio above the average and below the median of its peer group of funds. The Trustees reviewed the amounts by which certain Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Advisers from serving as advisers to the Funds.

The Trustees also considered information provided by the Advisers about their overall profitability and profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in an Operating Fund increase. The

150

Trustees considered the potential variability in the net assets of the Operating Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that VEAC has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund is reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Operating Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Operating Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck Muni ETF to VEAC because VanEck Muni ETF had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the VanEck Muni ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Investment Management Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

151

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION October 31, 2024 (unaudited)

BDC Income ETF	BIZD
China Bond ETF	CBON
Emerging Markets High Yield Bond ETF	HYEM
Fallen Angel High Yield Bond ETF	ANGL
Green Bond ETF	GRNB
IG Floating Rate ETF	FLTR
International High Yield Bond ETF	IHY
J.P. Morgan EM Local Currency Bond ETF	EMLC
Moody’s Analytics® BBB Corporate Bond ETF	MBBB
Moody’s Analytics® IG Corporate Bond ETF	MIG
Mortgage REIT Income ETF	MORT
Preferred Securities ex Financials ETF	PFXF

800.826.2333	vaneck.com

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.1%
Financial Services: 99.1%
Ares Capital Corp. †	12,459,830	$263,400,806
Bain Capital Specialty Finance, Inc.	873,766	14,548,204
Barings BDC, Inc.	2,147,009	20,761,577
BlackRock TCP Capital Corp. †	1,997,262	16,018,041
Blackstone Secured Lending Fund	3,416,055	106,341,792
Blue Owl Capital Corp. †	7,250,050	109,040,752
Capital Southwest Corp. †	1,093,701	26,445,690
Carlyle Secured Lending, Inc. †	1,186,506	20,170,602
CION Investment Corp.	1,247,348	14,606,445
Fidus Investment Corp. †	773,817	15,089,432
FS KKR Capital Corp. †	5,535,627	112,041,091
Gladstone Capital Corp. †	507,606	12,304,370
Gladstone Investment Corp. †	856,152	11,677,913
Goldman Sachs BDC, Inc.	2,563,652	34,199,118
Golub Capital BDC, Inc. †	3,721,661	56,345,948
Hercules Capital, Inc. †	2,922,419	57,746,999
Main Street Capital Corp. †	1,113,321	57,157,900
MidCap Financial Investment Corp. †	2,188,340	29,258,106
Morgan Stanley Direct Lending Fund	1,855,932	36,895,928
New Mountain Finance Corp. †	2,114,014	24,163,180
Oaktree Specialty Lending Corp. †	1,919,202	31,129,456
PennantPark Floating Rate Capital Ltd. †	1,713,228	19,239,551
Prospect Capital Corp. †	8,408,674	43,641,018
	Number of Shares		Value
Financial Services (continued)
Sixth Street Specialty Lending, Inc.	2,170,533		$44,278,873
SLR Investment Corp.	929,295		14,283,264
Trinity Capital, Inc. †	1,245,368		17,161,171
Total Common Stocks (Cost: $1,185,530,247)			1,207,947,227

	Par (000’s	)
SHORT-TERM INVESTMENT: 0.8% (Cost: $10,013,573)
United States Treasury Obligations: 0.8%
United States Treasury Bill 4.56%, 01/14/25 (a)	10,107,000		10,014,658

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,195,543,820)			1,217,961,885

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.8%
Money Market Fund: 5.8% (Cost: $70,215,021)
State Street Navigator Securities Lending Government Money Market Portfolio	70,215,021		70,215,021
Total Investments: 105.7% (Cost: $1,265,758,841)			1,288,176,906
Liabilities in excess of other assets: (5.7)%			(69,191,587)
NET ASSETS: 100.0%			$1,218,985,319

Total Return Swap Contracts

Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	MVIS US Business Development Companies Index	$10,007,968	5.31%	Monthly	10/15/25	$(19,163)	0.0%

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $99,823,380.
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $4,954,318.
(b)	The rate shown reflects the rate in effect at October 31, 2024: Secured Overnight Financing Rate + 0.50%.

See Notes to Financial Statements

3

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,207,947,227	$—	$—	$1,207,947,227
Short-Term Investments
Money Market Fund	$70,215,021	$—	$—	$70,215,021
United States Treasury Obligations	—	10,014,658	—	10,014,658
Total Investments	$1,278,162,248	$10,014,658	$—	$1,288,176,906
Other Financial Instruments:
Liabilities
Total Return Swap Contracts	$—	$19,163	$—	$19,163

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

4

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 75.4%
Energy: 8.0%
China National Petroleum Corp. 4.16%, 08/16/25	CNY	6,000		$855,811
China Petroleum & Chemical Corp. 3.20%, 07/27/26	CNY	6,610		944,296
				1,800,107
Financials: 39.1%
Agricultural Development Bank of China
2.46%, 07/27/25	CNY	3,580		504,817
2.47%, 04/02/34	CNY	3,500		498,487
3.74%, 07/12/29	CNY	2,740		414,270
3.75%, 01/25/29	CNY	2,620		393,902
4.39%, 09/08/27	CNY	1,270		190,406
4.65%, 05/11/28	CNY	1,360		208,323
Bank of Communications Co. Ltd. Reg S 2.70%, 09/26/26	CNY	7,920		1,123,458
China Development Bank
3.34%, 07/14/25	CNY	1,060		150,374
3.45%, 09/20/29	CNY	4,800		719,218
3.48%, 01/08/29	CNY	4,460		663,711
3.65%, 05/21/29	CNY	1,950		293,299
3.66%, 03/01/31	CNY	1,170		178,924
3.70%, 10/20/30	CNY	4,150		634,359
4.04%, 07/06/28	CNY	4,360		657,265
China Everbright Bank Co. Ltd. Reg S 2.72%, 09/25/26	CNY	7,920		1,123,643
Export-Import Bank of China
3.10%, 02/13/33	CNY	3,280		488,846
3.38%, 07/16/31	CNY	1,750		264,188
3.74%, 11/16/30	CNY	1,740		266,523
				8,774,013
Industrials: 5.0%
China Railway Group Ltd.
		Par (000’s	)	Value
Industrials (continued)
2.58%, 08/03/25	CNY	7,910		$1,114,113
Real Estate: 0.0%
China Fortune Land Development Co. Ltd.
5.50%, 10/22/22 (d) *∞	CNY	1,000		1
7.00%, 03/03/21 (d) *∞	CNY	1,000		2
				3
Utilities: 23.3%
China Huaneng Group Co. Ltd. 3.95%, 04/21/26	CNY	7,300		1,050,751
China Southern Power Grid Co. Ltd. 2.42%, 10/24/25	CNY	5,250		739,401
China Three Gorges Corp. 4.15%, 05/11/26	CNY	7,300		1,055,781
Guangdong Hengjian Investment Holding Co. Ltd. 3.28%, 01/14/27	CNY	10,000		1,432,266
State Grid Corp. of China 2.88%, 08/30/27	CNY	6,600		940,486
				5,218,685
Total Corporate Bonds (Cost: $17,377,101)				16,906,921

GOVERNMENT OBLIGATIONS: 21.6%
China Government Bond
1.99%, 04/09/25	CNY	7,860		1,105,435
2.27%, 05/25/34	CNY	3,490		495,317
2.29%, 12/25/24	CNY	8,860		1,245,068
2.35%, 02/25/34	CNY	1,760		250,553
2.67%, 11/25/33	CNY	6,950		1,015,390
3.27%, 11/19/30	CNY	3,820		578,784
3.28%, 12/03/27	CNY	1,050		154,897
Total Government Obligations (Cost: $4,801,401)				4,845,444
Total Investments: 97.0% (Cost: $22,178,502)				21,752,365
Other assets less liabilities: 3.0%				678,095
NET ASSETS: 100.0%				$22,430,460

Definitions:

CNY	Chinese Yuan

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security in default

See Notes to Financial Statements

5

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Energy	$—	$1,800,107	$—	$1,800,107
Financials	—	8,774,013	—	8,774,013
Industrials	—	1,114,113	—	1,114,113
Real Estate	—	—	3	3
Utilities	—	5,218,685	—	5,218,685
Government Obligations *	—	4,845,444	—	4,845,444
Total Investments	$—	$21,752,362	$3	$21,752,365

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

6

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 95.2%
Argentina: 3.4%
Banco de Galicia y Buenos Aires SAU 144A 7.75%, 10/10/28	$300		$304,365
MercadoLibre, Inc.
2.38%, 01/14/26	525		506,340
3.12%, 01/14/31	875		762,351
Pampa Energia SA 144A
7.50%, 01/24/27	625		625,206
7.95%, 09/10/31	550		551,162
9.12%, 04/15/29	425		439,972
Pan American Energy LLC 144A
8.50%, 04/30/32	600		634,575
9.12%, 04/30/27	460		482,105
Telecom Argentina SA 144A 9.50%, 07/18/31	1,300		1,342,250
Transportadora de Gas del Sur SA 144A 8.50%, 07/24/31	700		727,557
YPF Energia Electrica SA 144A 7.88%, 10/16/32	600		589,920
YPF SA 144A
6.95%, 07/21/27	1,000		976,364
7.00%, 09/30/33 (s)	825		796,678
7.00%, 12/15/47	780		656,612
8.50%, 06/27/29	562		571,183
8.75%, 09/11/31	825		843,150
9.00%, 02/12/26 (s)	785		792,944
9.00%, 06/30/29 (s)	1,100		1,136,877
9.50%, 01/17/31	1,175		1,240,297
			13,979,908
Austria: 0.2%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	250		230,934
LD Celulose International GmbH 144A 7.95%, 01/26/32	450		460,856
			691,790
Azerbaijan: 1.0%
Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	3,000		3,062,438
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	1,075		1,126,331
			4,188,769
Bahrain: 0.9%
Bapco Energies BSCC 144A
7.50%, 10/25/27	1,600		1,654,238
8.38%, 11/07/28	650		700,076
BBK BSC Reg S 6.88%, 06/06/29	700		725,620
Mumtalakat Sukuk Holding Co. Reg S
	Par (000’s	)	Value
Bahrain (continued)
4.10%, 01/21/27	$800		$777,621
			3,857,555
Bermuda: 0.2%
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	364		27,275
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	975		941,547
			968,822
Brazil: 6.2%
Adecoagro SA 144A 6.00% (Term SOFR USD 3 Month+1.85%), 09/21/27	700		690,257
Amaggi Luxembourg International Sarl 144A 5.25% (Term SOFR USD 3 Month+1.85%), 01/28/28	500		481,125
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	550		549,849
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	375		335,662
Banco BTG Pactual SA 144A 2.75% (Term SOFR USD 3 Month+1.85%), 01/11/26	350		338,175
Banco do Brasil SA 144A 6.00%, 03/18/31 †	500		500,265
Braskem America Finance Co. 144A 7.12%, 07/22/41	375		345,135
Braskem Idesa SAPI 144A 7.45% (Term SOFR USD 3 Month+1.85%), 11/15/29 †	1,325		1,052,040
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	850		797,686
4.50%, 01/31/30	1,025		891,830
5.88%, 01/31/50	500		372,974
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	302		302,864
BRF SA 144A
4.88%, 01/24/30	425		398,337
5.75% (Term SOFR USD 3 Month+1.85%), 09/21/50	425		349,210
Centrais Eletricas Brasileiras SA 144A
4.62%, 02/04/30	475		442,892
6.50%, 01/11/35	550		540,238
Cosan Luxembourg SA 144A
5.50%, 09/20/29	425		409,195
7.00%, 01/20/27	250		249,369
CSN Inova Ventures 144A 6.75%, 01/28/28 †	925		884,764
ERO Copper Corp. 144A 6.50%, 02/15/30	250		245,264

See Notes to Financial Statements

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Brazil (continued)
Globo Comunicacao e Participacoes SA 144A
4.88%, 01/22/30	$225		$206,106
5.50%, 01/14/32	225		205,201
Klabin Austria GmbH 144A
3.20%, 01/12/31	325		280,409
5.75%, 04/03/29	525		524,616
7.00%, 04/03/49	478		499,752
MARB BondCo Plc 144A 3.95%, 01/29/31	725		627,423
MV24 Capital BV 144A 6.75%, 06/01/34	572		555,041
Natura &Co. Luxembourg Holdings Sarl 144A 4.12%, 05/03/28	300		280,423
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	300		299,440
7.00%, 05/14/26	550		553,447
Nexa Resources SA 144A 6.50%, 01/18/28	325		331,770
Petrobras Global Finance BV
5.60%, 01/03/31	575		568,980
5.62%, 05/20/43	200		177,365
5.75%, 02/01/29	225		227,490
6.00%, 01/27/28	575		583,111
6.75%, 01/27/41	400		394,707
6.75%, 06/03/50	250		243,315
6.85%, 06/05/15	850		794,445
6.88%, 01/20/40	380		381,397
6.90%, 03/19/49	375		369,956
7.25%, 03/17/44	475		489,973
7.38%, 01/17/27	375		391,102
8.75%, 05/23/26	178		186,684
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	499		461,612
4.95%, 01/17/28	350		339,734
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	281		288,787
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	400		390,650
Samarco Mineracao SA 144A 9.00%, 06/30/31	2,657		2,524,792
Simpar Europe SA 144A 5.20%, 01/26/31	325		266,777
Tupy Overseas SA 144A 4.50%, 02/16/31	250		216,741
Ultrapar International SA 144A
5.25%, 10/06/26	300		300,216
5.25%, 06/06/29	200		196,882
Usiminas International Sarl 144A 5.88%, 07/18/26	300		298,097
XP, Inc. 144A 3.25%, 07/01/26	400		382,108
	Par (000’s	)	Value
Brazil (continued)
6.75%, 07/02/29	$200		$200,966
			25,216,646
British Virgin Islands: 0.5%
Five Holding Ltd. 144A 9.38%, 10/03/28	500		517,678
New Metro Global Ltd. Reg S 4.50%, 05/02/26 †	500		399,688
Studio City Co. Ltd. 144A 7.00%, 02/15/27	500		503,455
Wanda Properties Global Co. Ltd. Reg S 11.00%, 02/13/26	550		467,500
			1,888,321
Canada: 1.4%
First Quantum Minerals Ltd. 144A
8.62%, 06/01/31	1,900		1,924,479
9.38%, 03/01/29	2,350		2,501,347
Frontera Energy Corp. 144A 7.88%, 06/21/28	650		511,868
Gran Tierra Energy, Inc. 144A 9.50%, 10/15/29	1,000		922,246
			5,859,940
Cayman Islands: 5.2%
Arabian Centres Sukuk II Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.85%), 10/07/26	2,100		2,018,900
Arabian Centres Sukuk III Ltd. Reg S 9.50%, 03/06/29	200		207,068
Arada Sukuk 2 Ltd. Reg S 8.00%, 06/24/29	200		207,025
Arada Sukuk Ltd. Reg S 8.12%, 06/08/27	1,200		1,255,800
Banco Bradesco SA 144A 4.38% (Term SOFR USD 3 Month+1.85%), 03/18/27	300		295,152
Banco BTG Pactual SA 144A
5.75%, 01/22/30	300		298,920
6.25% (Term SOFR USD 3 Month+1.85%), 04/08/29	350		358,064
Banco do Brasil SA 144A
3.25%, 09/30/26	500		480,925
4.88% (Term SOFR USD 3 Month+1.85%), 01/11/29	350		340,957
6.25% (Term SOFR USD 3 Month+1.85%), 04/18/30	525		537,267
Binghatti Sukuk SPC Ltd. Reg S 9.62%, 02/28/27	700		722,006
CT Trust 144A 5.12%, 02/03/32	1,150		1,046,874
Dar Al-Arkan Sukuk Co. Ltd. Reg S
7.75%, 02/07/26	700		712,631
8.00%, 02/25/29	800		832,504
EDO Sukuk Ltd. 144A

See Notes to Financial Statements

8

	Par (000’s	)	Value
Cayman Islands (continued)
5.66%, 07/03/31	$1,150		$1,169,866
5.88%, 09/21/33	1,500		1,560,198
Ittihad International Ltd. 144A 9.75%, 11/09/28	700		718,145
Kingston Airport Revenue Finance Ltd. 144A 6.75%, 12/15/36	700		713,909
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	550		545,867
Liberty Costa Rica Senior Secured Finance 144A 10.88%, 01/15/31	600		643,875
MAF Global Securities Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 6/30/2027 (o)	800		827,899
Melco Resorts Finance Ltd. 144A 7.62%, 04/17/32	1,100		1,115,277
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	950		944,708
Nogaholding Sukuk Ltd. Reg S 6.62%, 05/25/33 †	1,150		1,245,738
Oryx Funding Ltd. 144A 5.80%, 02/03/31	900		910,898
Otel Sukuk Ltd. 144A 5.38%, 01/24/31	700		703,290
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	402		363,671
Rutas 2 & 7 Finance Ltd. 144A 0.00%, 09/30/36 ^	600		428,315
			21,205,749
Chile: 2.1%
AES Andes SA 144A 8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55	850		869,836
Agrosuper SA 144A 4.60%, 01/20/32 †	725		658,135
CAP SA 144A 3.90%, 04/27/31	450		364,725
Falabella SA 144A
3.38%, 01/15/32 †	925		759,782
3.75%, 10/30/27	500		470,853
Latam Airlines Group SA 144A
7.88%, 04/15/30	2,000		2,005,000
13.38%, 10/15/29	1,100		1,267,348
Telefonica Moviles Chile SA 144A 3.54%, 11/18/31	750		576,904
	Par (000’s	)	Value
Chile (continued)
VTR Comunicaciones SpA 144A
4.38%, 04/15/29	$600		$532,092
5.12%, 01/15/28	675		631,141
VTR Finance NV 144A 6.38%, 07/15/28 †	650		621,649
			8,757,465
China: 3.8%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	4,075		4,018,137
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24 (d) *¥	200		12,078
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	9,080		8,817,497
Longfor Group Holdings Ltd. Reg S
3.95%, 09/16/29	600		468,622
4.50%, 01/16/28	800		681,540
MGM China Holdings Ltd. 144A 7.12%, 06/26/31	700		711,674
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 5/18/2028 (o)	400		102,730
West China Cement Ltd. Reg S 4.95%, 07/08/26	800		608,000
			15,420,278
Colombia: 5.2%
Aris Mining Corp. 144A 6.88%, 08/09/26	450		457,007
Banco de Bogota SA 144A 6.25%, 05/12/26	1,550		1,553,162
Canacol Energy Ltd. 144A 5.75%, 11/24/28	700		359,492
Ecopetrol SA
4.62%, 11/02/31	1,095		903,565
5.88%, 05/28/45	1,875		1,321,019
5.88%, 11/02/51	725		491,950
6.88%, 04/29/30	1,925		1,877,097
7.38%, 09/18/43	758		655,394
7.75%, 02/01/32	1,025		1,000,001
8.38%, 01/19/36	1,800		1,760,434
8.62%, 01/19/29	1,125		1,194,925
8.88%, 01/13/33	2,175		2,235,931
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	1,500		1,323,592
4.38%, 02/15/31	875		743,813

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colombia (continued)
Geopark Ltd. 144A 5.50%, 01/17/27	$725		$684,504
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,550		1,354,573
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	800		794,346
Oleoducto Central SA 144A 4.00%, 07/14/27	600		569,918
Orazul Energy Peru SA 144A 5.62%, 04/28/27	600		581,100
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	850		779,309
Termocandelaria Power SA 144A 7.75%, 09/17/31 †	600		603,375
			21,244,507
Costa Rica: 0.3%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	775		718,425
6.75%, 10/07/31	450		462,253
			1,180,678
Cyprus: 0.3%
MHP Lux SA 144A
6.25%, 09/19/29	450		352,544
6.95%, 04/03/26	775		699,253
			1,051,797
Czech Republic: 0.3%
Energo-Pro AS 144A
8.50%, 02/04/27	650		654,812
11.00%, 11/02/28	400		430,308
			1,085,120
Dominican Republic: 0.3%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34	800		816,776
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	500		464,585
			1,281,361
Georgia: 0.4%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	400		403,994
Georgian Railway JSC 144A 4.00%, 06/17/28	775		685,098
Silknet JSC 144A 8.38%, 01/31/27	475		476,794
			1,565,886
Guatemala: 0.5%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	450		439,591
	Par (000’s	)	Value
Guatemala (continued)
Central American Bottling Corp. / CBC BottlingHoldco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	$1,650		$1,583,773
			2,023,364
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	475		458,660
Hong Kong: 6.6%
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 7/12/2026 (o)	1,050		1,005,706
Central Plaza Development Ltd. Reg S 4.65%, 01/19/26	850		821,720
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	850		832,788
4.85%, 01/27/28	675		634,055
China CITIC Bank International Ltd. Reg S
3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 7/29/2026 (o)	1,000		969,375
4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 4/22/2027 (o)	900		899,269
China Great Wall International Holdings VI Ltd. Reg S 7.15% (US Treasury Yield Curve Rate T 3 Year+7.68%), 6/2/2027 (o)	400		419,504
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	700		647,404
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	500		477,625
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	750		726,217
5.05%, 01/27/27	600		564,210
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29	650		549,648
6.00% (US Treasury Yield Curve Rate T 5 Year+5.58%), 2/8/2026 (o)	700		676,638
Health & Happiness H&H International Holdings Ltd. Reg S 13.50%, 06/26/26	400		427,316
Huarong Finance 2017 Co. Ltd. Reg S
4.25%, 11/07/27	1,700		1,636,352
4.75%, 04/27/27	1,250		1,220,313
4.95%, 11/07/47	550		477,538

See Notes to Financial Statements

10

	Par (000’s	)	Value
Hong Kong (continued)
Huarong Finance 2019 Co. Ltd. Reg S 4.50%, 05/29/29	$750		$719,557
Melco Resorts Finance Ltd. 144A
5.25%, 04/26/26	725		711,563
5.38%, 12/04/29	1,700		1,560,678
5.62%, 07/17/27	925		896,670
5.75%, 07/21/28	1,275		1,219,728
Nanyang Commercial Bank Ltd. Reg S
6.50% (US Treasury Yield Curve Rate T 5 Year+3.51%), 4/28/2027 (o)	1,050		1,070,162
7.35% (US Treasury Yield Curve Rate T 5 Year+3.16%), 9/7/2028 (o)	400		421,248
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 01/26/30	640		289,763
5.20%, 07/12/29	731		356,341
Seaspan Corp. 144A 5.50%, 08/01/29	1,200		1,142,567
Studio City Finance Ltd. 144A
5.00%, 01/15/29	1,689		1,526,340
6.50%, 01/15/28	675		650,774
Vanke Real Estate Hong Kong Co. Ltd. Reg S
3.50%, 11/12/29	450		282,218
3.98%, 11/09/27	1,500		986,250
Westwood Group Holdings Ltd. Reg S 2.80%, 01/20/26	950		916,323
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	750		707,786
Yuexiu REIT MTN Co. Ltd. Reg S 2.65%, 02/02/26	550		522,476
			26,966,122
Hungary: 0.2%
OTP Bank Nyrt Reg S 8.75% (US Treasury Yield Curve Rate T 5 Year+5.06%), 05/15/33	950		1,010,800
India: 4.4%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	598		574,254
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62% (Term SOFR USD 3 Month+1.85%), 10/15/39	424		355,596
	Par (000’s	)	Value
India (continued)
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	$1,000		$1,034,812
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	775		782,314
6.45%, 06/04/29	800		822,520
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	550		527,436
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	550		543,400
5.45%, 10/22/26	400		396,612
IRB Infrastructure Developers Ltd. 144A 7.11%, 03/11/32	1,000		1,018,885
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	912		822,803
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	600		581,365
JSW Steel Ltd. 144A
3.95%, 04/05/27	750		719,017
5.05%, 04/05/32	725		660,545
Manappuram Finance Ltd. Reg S 7.38%, 05/12/28	400		401,801
Muthoot Finance Ltd. 144A
6.38%, 04/23/29	500		497,181
7.12%, 02/14/28	1,200		1,222,297
Periama Holdings LLC Reg S 5.95%, 04/19/26	1,175		1,173,531
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	850		793,973
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 144A 7.80%, 07/31/31	400		405,065
Sammaan Capital Ltd. 144A 9.70%, 07/03/27	500		496,300
Shriram Finance Ltd. 144A
6.15%, 04/03/28	750		743,643
6.62%, 04/22/27	1,100		1,113,177
Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	900		892,772
Vedanta Resources Ltd. 144A 13.88%, 12/09/28	1,316		1,346,255
			17,925,554
Indonesia: 1.1%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		427
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	775		769,379

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indonesia (continued)
Indika Energy Tbk PT 144A 8.75%, 05/07/29	$700		$720,627
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	500		495,325
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	650		648,077
Nickel Industries Ltd. 144A 11.25%, 10/21/28	600		655,428
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		584,203
Sorik Marapi Geothermal Power PT 144A 7.75%, 08/05/31	500		492,023
			4,365,489
Ireland: 0.3%
C&W Senior Finance Ltd. 144A 6.88%, 09/15/27	1,111		1,101,033
Israel: 2.6%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	1,105		1,053,366
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	875		831,681
6.75%, 06/30/30	820		754,711
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	958		966,616
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	4,130		3,940,294
4.10%, 10/01/46	2,398		1,693,169
6.75%, 03/01/28	1,510		1,545,476
			10,785,313
Kuwait: 0.4%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	800		750,503
4.50%, 02/23/27	750		700,800
			1,451,303
Luxembourg: 3.3%
3R Lux SARL 144A 9.75%, 02/05/31	325		336,474
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	425		427,368
Aegea Finance Sarl 144A
6.75% (Term SOFR USD 3 Month+1.85%), 05/20/29	250		248,361
9.00% (Term SOFR USD 3 Month+1.85%), 01/20/31	625		666,785
Ambipar Lux Sarl 144A 9.88%, 02/06/31	500		511,858
Cosan Luxembourg SA 144A
7.25%, 06/27/31	500		510,351
7.50%, 06/27/30	325		334,368
	Par (000’s	)	Value
Luxembourg (continued)
CSN Resources SA 144A
4.62%, 06/10/31	$625		$495,470
5.88%, 04/08/32	450		373,686
8.88%, 12/05/30	300		301,457
Energean Israel Finance Ltd. 144A Reg S
4.88%, 03/30/26	920		893,359
5.38%, 03/30/28	925		835,732
5.88%, 03/30/31	925		791,076
FORESEA Holding SA 144A 7.50%, 06/15/30 †	200		192,076
FS Luxembourg Sarl 144A 8.88%, 02/12/31	300		306,233
Hidrovias International Finance SARL 144A 4.95%, 02/08/31	250		221,541
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,170		991,775
Mexico Remittances Funding Fiduciary Estate Management Sarl 144A 12.50%, 10/15/31	500		502,350
Minerva Luxembourg SA 144A
4.38%, 03/18/31	875		741,113
8.88%, 09/13/33 †	650		682,932
Movida Europe SA 144A 7.85%, 04/11/29	350		332,138
NewCo Holding USD 20 Sarl 144A 9.38%, 11/07/29	200		199,700
Oceanica Lux 144A 13.00%, 10/02/29	200		195,350
OHI Group SA 144A 13.00%, 07/22/29	500		494,500
Petrorio Luxembourg Holding Sarl 144A 6.12%, 06/09/26	400		397,392
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	281		254,569
Puma International Financing SA 144A 7.75%, 04/25/29	800		818,010
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	325		282,965
			13,338,989
Macao: 0.3%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	1,100		1,063,954
Mauritius: 2.4%
Axian Telecom 144A 7.38% (Term SOFR USD 3 Month+1.85%), 02/16/27	625		629,783
Azure Power Energy Ltd. 144A

See Notes to Financial Statements

12

	Par (000’s	)	Value
Mauritius (continued)
3.58%, 08/19/26	$475		$451,193
CA Magnum Holdings 144A 5.38%, 10/31/26	1,625		1,597,725
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	503		482,170
Diamond II Ltd. 144A 7.95%, 07/28/26	775		785,382
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,280		1,194,968
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	1,375		1,376,555
India Clean Energy Holdings 144A 4.50%, 04/18/27	550		520,278
India Green Power Holdings 144A 4.00%, 02/22/27	607		578,126
Liquid TelecommunicationsFinancing Plc 144A 5.50%, 09/04/26	800		577,080
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 3/3/2026 (o) †	675		660,850
UPL Corp. Ltd. Reg S
4.50%, 03/08/28	400		362,810
4.62%, 06/16/30	800		685,260
			9,902,180
Mexico: 5.4%
Alsea SAB de CV 144A 7.75% (Term SOFR USD 3 Month+1.85%), 12/14/26	775		785,931
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/31	775		707,943
Braskem Idesa SAPI 144A 6.99% (Term SOFR USD 3 Month+1.85%), 02/20/32 †	1,750		1,300,960
Cemex SAB de CV 144A
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	1,475		1,441,287
9.12% (US TreasuryYield Curve Rate T 5 Year+5.16%), 3/14/2028 (o)	1,475		1,571,199
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	575		483,598
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26	500		486,715
Grupo Aeromexico SAB de CV 144A 8.50%, 03/17/27	1,000		1,043,415
	Par (000’s	)	Value
Mexico (continued)
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	$625		$614,585
Metalsa Sapi De Cv 144A 3.75%, 05/04/31	450		365,798
Nemak SAB de CV 144A 3.62%, 06/28/31 †	775		617,380
Petroleos Mexicanos
4.50%, 01/23/26	275		267,822
5.35%, 02/12/28	500		466,065
5.50%, 06/27/44	175		115,037
5.62%, 01/23/46	200		130,194
5.95%, 01/28/31	950		819,454
6.35%, 02/12/48 †	425		290,689
6.38%, 01/23/45	325		226,964
6.49%, 01/23/27	400		394,537
6.50%, 03/13/27	1,200		1,178,426
6.50%, 01/23/29	325		305,575
6.50%, 06/02/41	375		278,007
6.62%, 06/15/35	700		574,205
6.62%, 06/15/38	125		95,249
6.70%, 02/16/32	1,700		1,512,970
6.75%, 09/21/47	1,400		1,003,275
6.84%, 01/23/30	600		554,426
6.88%, 08/04/26	600		600,258
6.95%, 01/28/60	975		695,394
7.69%, 01/23/50	2,000		1,553,208
8.75%, 06/02/29	500		506,996
10.00%, 02/07/33 †	500		530,329
Total Play
Telecomunicaciones SA de CV 144A 6.38%, 09/20/28	800		448,521
			21,966,412
Mongolia: 0.1%
Golomt Bank 144A 11.00%, 05/20/27	475		497,885
Morocco: 1.4%
OCP SA 144A
3.75%, 06/23/31	1,125		987,508
5.12%, 06/23/51	1,100		846,492
6.75%, 05/02/34	1,850		1,933,342
6.88%, 04/25/44	875		863,595
7.50%, 05/02/54	1,150		1,192,937
			5,823,874
Netherlands: 2.3%
Braskem Netherlands Finance BV 144A
7.25%, 02/13/33 †	675		654,847
8.00%, 10/15/34	575		573,994
8.50%, 01/12/31	550		569,947
Coruripe Netherlands BV 144A 10.00%, 02/10/27	200		193,856
Greenko Dutch BV 144A 3.85%, 03/29/26	1,029		992,197
Greenko Dutch BV Reg S 3.85%, 03/29/26	358		345,112
Petrobras Global Finance BV

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Netherlands (continued)
5.50%, 06/10/51	$346	$281,315
6.00%, 01/13/35	575	558,262
6.50%, 07/03/33 †	607	619,113
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,225	1,191,649
5.12%, 05/09/29	1,230	1,195,484
7.88%, 09/15/29	750	810,104
8.12%, 09/15/31	625	699,797
Yinson Boronia Production BV 144A 8.95%, 07/31/42	750	796,318
		9,481,995
Nigeria: 0.8%
Access Bank Plc 144A 6.12% (Term SOFR USD 3 Month+1.85%), 09/21/26	700	668,559
EBN Finance Co. BV 144A 7.12%, 02/16/26	450	435,491
Fidelity Bank Plc 144A 7.62%, 10/28/26	600	594,179
SEPLAT Energy Plc 144A 7.75%, 04/01/26	1,000	998,434
United Bank for Africa Plc 144A 6.75%, 11/19/26	500	492,785
		3,189,448
Oman: 1.5%
Bank Muscat SAOG Reg S 4.75%, 03/17/26	700	693,665
Mazoon Assets Co. SAOC 144A
5.20%, 11/08/27	700	700,881
5.25%, 10/09/31	1,000	996,944
5.50%, 02/14/29	875	886,772
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	700	695,976
OQ SAOC 144A 5.12%, 05/06/28	1,250	1,245,448
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	1,000	1,039,543
		6,259,229
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650	509,032
Panama: 1.1%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	1,979	1,748,733
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 5/7/2031 (o)	650	598,972
Banistmo SA 144A 4.25%, 07/31/27	550	529,253
	Par (000’s)	Value
Panama (continued)
Empresa de Transmision Electrica SA 144A 5.12%, 05/02/49	$800	$614,341
Global Bank Corp. 144A 5.25%, 04/16/29	500	479,738
Multibank, Inc. 144A 7.75%, 02/03/28	450	459,817
		4,430,854
Paraguay: 0.2%
Banco Continental SAECA 144A 2.75% (Term SOFR USD 3 Month+1.85%), 12/10/25	475	460,872
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425	299,470
		760,342
Peru: 2.5%
Banco BBVA Peru SA 144A 6.20% (US Treasury Yield Curve Rate T 5 Year+2.00%), 06/07/34	500	509,273
Banco de Credito del Peru SA 144A
3.25% (US Treasury Yield Curve Rate T 5 Year+2.45%), 09/30/31	725	679,489
5.80% (US Treasury Yield Curve Rate T 5 Year+2.24%), 03/10/35	850	835,550
Banco Internacional del Peru SAA Interbank 144A 7.62% (US Treasury Yield Curve Rate T 1 Year+3.65%), 01/16/34	425	455,396
Camposol SA 144A 6.00%, 02/03/27	475	436,652
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	775	763,630
InRetail Shopping Malls 144A 5.75%, 04/03/28	525	521,838
Intercorp Financial Services, Inc. 144A 4.12%, 10/19/27	450	430,623
Minsur SA 144A 4.50%, 10/28/31	800	719,994
Peru LNG Srl 144A 5.38%, 03/22/30	1,329	1,193,922
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,525	1,172,243
5.62%, 06/19/47	3,000	1,972,326
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.75%, 08/02/28	525	479,862
		10,170,798

See Notes to Financial Statements

14

	Par (000’s)	Value
Poland: 0.4%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25	$550	$533,376
3.88%, 11/15/29	1,250	1,138,262
		1,671,638
Saudi Arabia: 0.1%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 02/26/27	600	606,998
Serbia: 0.3%
Telecommunications co Telekom Srbija AD Belgrade 144A 7.00%, 10/28/29	1,350	1,359,707
Singapore: 0.9%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	625	655,928
GLP Pte Ltd. Reg S
4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	1,300	777,985
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 6/29/2027 (o)	400	233,368
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	700	695,674
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	725	761,789
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	596	606,458
		3,731,202
South Africa: 1.5%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	1,500	1,502,754
8.45%, 08/10/28	775	811,299
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	750	717,844
MTN Mauritius Investments Ltd. 144A 6.50%, 10/13/26	700	708,456
Sasol Financing USA LLC 6.50%, 09/27/28 †	1,100	1,072,359
Transnet SOC Ltd. 144A 8.25%, 02/06/28	1,450	1,477,296
		6,290,008
Spain: 0.6%
AES Espana BV 144A 5.70%, 05/04/28	400	380,650
AI Candelaria Spain SA 144A 5.75% (Term SOFR USD 3 Month+1.85%), 06/15/33	875	707,193
	Par (000’s)	Value
Spain (continued)
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	$725	$627,543
International Airport Finance SA 144A 12.00%, 03/15/33	565	604,414
		2,319,800
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	425	437,313
Thailand: 0.7%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34 †	1,800	1,645,172
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,400	1,334,273
		2,979,445
Togo: 0.2%
Ecobank Transnational, Inc. 144A 10.12%, 10/15/29	600	620,640
Trinidad and Tobago: 0.6%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	800	839,600
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	525	491,804
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	475	478,895
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	850	828,893
		2,639,192
Turkey: 8.0%
Akbank TAS 144A
6.80% (Term SOFR USD 3 Month+1.85%), 02/06/26	725	737,731
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/31	650	647,617
7.50%, 01/20/30	700	715,017
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38% (Term SOFR USD 3 Month+1.85%), 06/29/28	725	640,788
Arcelik AS Reg S 8.50%, 09/25/28	500	523,879
Aydem Yenilenebilir Enerji AS 144A

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Turkey (continued)
7.75% (Term SOFR USD 3 Month+1.85%), 02/02/27	$900	$895,185
Eregli Demir ve Celik Fabrikalari TAS 144A 8.38%, 07/23/29	1,300	1,337,453
Ford Otomotiv Sanayi AS 144A 7.12%, 04/25/29	700	712,512
GDZ Elektrik Dagitim AS 144A 9.00%, 10/15/29	500	479,748
Limak Cimento Sanayi ve Ticaret AS 144A 9.75%, 07/25/29	825	803,921
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	493	466,866
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	800	829,800
Pegasus Hava Tasimaciligi AS 144A 8.00%, 09/11/31	700	693,044
QNB Bank AS Reg S 10.75% (US Treasury Yield Curve Rate T 5 Year+6.24%), 11/15/33	1,100	1,223,848
Ronesans Holding AS 144A 8.50%, 10/10/29	400	390,061
TAV Havalimanlari Holding AS 144A 8.50%, 12/07/28	575	596,969
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26	800	799,709
8.00%, 01/16/29	600	625,749
8.99% (US Treasury Yield Curve Rate T 5 Year+4.33%), 08/02/34	600	621,624
9.50%, 08/01/26	650	692,825
Turk Ekonomi Bankasi AS Reg S 9.38% (US Treasury Yield Curve Rate T 5 Year+5.41%), 01/17/34	500	529,563
Turk Telekomunikasyon AS 144A 7.38%, 05/20/29	700	715,314
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	675	656,923
Turkiye Garanti Bankasi AS 144A 8.38% (US Treasury Yield Curve Rate T 5 Year+4.09%), 02/28/34 †	650	665,065
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	950	947,671
	Par (000’s)	Value
Turkey (continued)
7.50%, 02/06/28	$650	$668,757
9.00%, 01/28/27	625	662,755
9.38%, 01/31/26	650	681,159
Turkiye Is Bankasi AS 144A 7.75%, 06/12/29	700	725,209
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	550	551,651
7.12%, 10/17/29	350	350,302
9.38%, 10/19/28	400	436,995
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	500	509,432
Turkiye Vakiflar Bankasi TAO 144A
5.50%, 10/01/26	675	672,113
6.50%, 01/08/26	1,025	1,036,583
6.88%, 01/07/30	450	444,735
8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34	850	879,917
9.00%, 10/12/28	1,100	1,186,600
Turkiye Varlik Fonu Yonetimi AS Reg S 8.25%, 02/14/29	750	788,548
Ulker Biskuvi Sanayi AS 144A 7.88%, 07/08/31	700	717,666
Vestel Elektronik Sanayi ve Ticaret AS 144A 9.75%, 05/15/29	600	600,840
Yapi ve Kredi Bankasi AS 144A
7.12%, 10/10/29	600	604,398
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	600	608,080
9.25%, 10/16/28	1,075	1,170,170
9.25% (US Treasury Yield Curve Rate T 5 Year+5.28%), 01/17/34	875	922,234
Ziraat Katilim Varlik Kiralama AS Reg S 9.38%, 11/12/26	700	751,485
		32,918,511
Ukraine: 0.8%
Kernel Holding SA 144A 6.75%, 10/27/27	400	354,675
Metinvest BV 144A
7.65%, 10/01/27	500	332,750
7.75%, 10/17/29	700	449,601
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/28	725	614,474
NPC Ukrenergo 144A 6.88%, 11/09/28	1,100	724,223
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/26	900	775,805
		3,251,528

See Notes to Financial Statements

16

	Par (000’s)	Value
United Arab Emirates: 1.4%
Alpha Star Holding VII Ltd. Reg S 7.75%, 04/27/26	$700	$713,170
Alpha Star Holding VIII Ltd. Reg S 8.38%, 04/12/27	800	828,657
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	2,350	2,346,590
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/20/2025 (o)	550	548,735
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	1,550	1,403,749
		5,840,901
United Kingdom: 4.1%
Allwyn Entertainment Financing UK Plc 144A 7.88% (Term SOFR USD 3 Month+1.85%), 04/30/29	1,150	1,191,981
Avianca Midco 2 Plc 144A
9.00%, 12/01/28	1,900	1,878,656
9.00% (Term SOFR USD 3 Month+1.85%), 12/01/28	625	617,979
Bidvest Group UK Plc 144A 3.62%, 09/23/26	1,125	1,096,172
Biocon Biologics Global Plc 144A 6.67%, 10/09/29	1,200	1,184,175
Endeavour Mining Plc 144A 5.00%, 10/14/26	750	729,723
IHS Holding Ltd. 144A
5.62%, 11/29/26	750	737,959
6.25%, 11/29/28	750	702,208
Sisecam UK Plc 144A
8.25%, 05/02/29	950	975,177
8.62%, 05/02/32	1,100	1,122,136
Trident Energy Finance Plc 144A 12.50%, 11/30/29	300	315,419
Tullow Oil Plc 144A 10.25%, 05/15/26	2,060	1,885,970
Ukraine Railways Via Rail Capital Markets Plc Reg S 7.88%, 07/15/28	400	309,740
Vedanta Resources Finance II Plc 144A 10.88%, 09/17/29	1,750	1,802,080
WE Soda Investments Holding Plc 144A
9.38%, 02/14/31	700	719,880
9.50%, 10/06/28 †	1,350	1,395,495
		16,664,750
	Par (000’s	)	Value
United States: 4.3%
Azul Secured Finance LLP 144A
10.88%, 05/28/30	$350		$224,943
11.93%, 08/28/28	650		636,473
Energuate Trust 144A 5.88%, 05/03/27	500		490,937
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30 †	1,000		865,563
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	650		624,577
7.75%, 05/01/27	500		490,973
8.75%, 10/01/31 †	750		731,847
MGM China Holdings Ltd. 144A 5.88%, 05/15/26 †	1,100		1,095,019
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	885		864,442
Playtika Holding Corp. 144A 4.25%, 03/15/29	900		812,856
Sasol Financing USA LLC
4.38%, 09/18/26 †	1,000		966,414
5.50%, 03/18/31	1,275		1,101,349
Sasol Financing USA LLC 144A 8.75%, 05/03/29 †	1,475		1,517,837
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	858		780,727
Stillwater Mining Co. 144A
4.00%, 11/16/26	1,000		945,112
4.50%, 11/16/29	750		619,389
Wynn Macau Ltd. 144A
5.12%, 12/15/29	575		534,482
5.50%, 01/15/26	1,475		1,459,188
5.50%, 10/01/27	1,125		1,091,101
5.62%, 08/26/28	1,975		1,897,392
			17,750,621
Uruguay: 0.1%
Arcos Dorados BV 144A 6.12% (Term SOFR USD 3 Month+1.85%), 05/27/29	525		532,111

Uzbekistan: 1.2%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	400		393,941
Jscb Agrobank 144A 9.25%, 10/02/29	500		509,874
National Bank of Uzbekistan Reg S 8.50%, 07/05/29	500		513,739
Navoi Mining & Metallurgical Combinat 144A
6.70%, 10/17/28	750		754,206
6.95%, 10/17/31	750		753,467
Uzauto Motors AJ 144A 4.85%, 05/04/26	400		382,755

See Notes to Financial Statements

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Uzbekistan (continued)
Uzbek Industrial and Construction Bank ATB 144A 8.95%, 07/24/29	$700	$705,521
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	1,050	921,312
		4,934,815
Zambia: 0.6%
First Quantum Minerals Ltd. 144A 6.88%, 10/15/27	2,275	2,261,466
Total Corporate Bonds (Cost: $401,680,016)		389,737,868

GOVERNMENT OBLIGATIONS: 2.8%
Argentina: 2.3%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,325	1,330,035
Provincia de Buenos Aires 144A 6.62%, 09/01/37 (s)	9,032	5,182,038
Provincia de Cordoba 144A
6.88%, 02/01/29 (s)	682	617,144
6.99%, 06/01/27 (s)	782	735,269
Provincia de Mendoza 144A 5.75%, 03/19/29 (s)	588	536,971
Provincia de Neuquen 144A
	Par (000’s	)	Value
Argentina (continued)
6.88%, 04/27/30 (s)	$444		$409,803
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	559		536,973
			9,348,233
Turkey: 0.5%
Istanbul Metropolitan Municipality 144A
6.38%, 12/09/25	750		746,889
10.50%, 12/06/28	950		1,039,250
10.75%, 04/12/27	475		513,352
			2,299,491
Total Government Obligations (Cost: $9,912,618)			11,647,724
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $411,592,634)			401,385,592

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3%
Money Market Fund: 3.3% (Cost: $13,409,641)
State Street Navigator Securities Lending Government Money Market Portfolio	13,409,641		13,409,641
Total Investments: 101.3% (Cost: $425,002,275)			414,795,233
Liabilities in excess of other assets: (1.3)%			(5,304,239)
NET ASSETS: 100.0%			$409,490,994

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at October 31, 2024. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $14,660,530.
(o)	Perpetual Maturity — the date shown is the next call date
*	Non-income producing
(d)	Security in default

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $287,735,442, or 70.3% of net assets.

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$13,979,908	$—	$13,979,908
Austria	—	691,790	—	691,790
Azerbaijan	—	4,188,769	—	4,188,769
Bahrain	—	3,857,555	—	3,857,555
Bermuda	—	941,547	27,275	968,822
Brazil	—	25,216,646	—	25,216,646
British Virgin Islands	—	1,888,321	—	1,888,321
Canada	—	5,859,940	—	5,859,940
Cayman Islands	—	21,205,749	—	21,205,749
Chile	—	8,757,465	—	8,757,465
China	—	15,408,200	12,078	15,420,278
Colombia	—	21,244,507	—	21,244,507
Costa Rica	—	1,180,678	—	1,180,678
Cyprus	—	1,051,797	—	1,051,797
Czech Republic	—	1,085,120	—	1,085,120
Dominican Republic	—	1,281,361	—	1,281,361
Georgia	—	1,565,886	—	1,565,886
Guatemala	—	2,023,364	—	2,023,364
Honduras	—	458,660	—	458,660
Hong Kong	—	26,966,122	—	26,966,122
Hungary	—	1,010,800	—	1,010,800
India	—	17,925,554	—	17,925,554
Indonesia	—	4,365,489	—	4,365,489
Ireland	—	1,101,033	—	1,101,033
Israel	—	10,785,313	—	10,785,313
Kuwait	—	1,451,303	—	1,451,303
Luxembourg	—	13,338,989	—	13,338,989
Macao	—	1,063,954	—	1,063,954
Mauritius	—	9,902,180	—	9,902,180
Mexico	—	21,966,412	—	21,966,412
Mongolia	—	497,885	—	497,885
Morocco	—	5,823,874	—	5,823,874
Netherlands	—	9,481,995	—	9,481,995
Nigeria	—	3,189,448	—	3,189,448
Oman	—	6,259,229	—	6,259,229
Pakistan	—	509,032	—	509,032
Panama	—	4,430,854	—	4,430,854
Paraguay	—	760,342	—	760,342
Peru	—	10,170,798	—	10,170,798
Poland	—	1,671,638	—	1,671,638
Saudi Arabia	—	606,998	—	606,998
Serbia	—	1,359,707	—	1,359,707
Singapore	—	3,731,202	—	3,731,202
South Africa	—	6,290,008	—	6,290,008
Spain	—	2,319,800	—	2,319,800
Tanzania	—	437,313	—	437,313
Thailand	—	2,979,445	—	2,979,445
Togo	—	620,640	—	620,640
Trinidad and Tobago	—	2,639,192	—	2,639,192
Turkey	—	32,918,511	—	32,918,511
Ukraine	—	3,251,528	—	3,251,528
United Arab Emirates	—	5,840,901	—	5,840,901
United Kingdom	—	16,664,750	—	16,664,750
United States	—	17,750,621	—	17,750,621
Uruguay	—	532,111	—	532,111

See Notes to Financial Statements

19

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Uzbekistan	$—	$4,934,815	$—	$4,934,815
Zambia	—	2,261,466	—	2,261,466
Government Obligations *	—	11,647,724	—	11,647,724
Money Market Fund	13,409,641	—	—	13,409,641
Total Investments	$13,409,641	$401,346,239	$39,353	$414,795,233

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

20

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.1%
Australia: 2.8%
Buckeye Partners LP
3.95%, 12/01/26 †	$32,800		$31,561,327
4.12%, 12/01/27	21,875		20,929,860
5.60%, 10/15/44 †	16,400		13,926,965
5.85%, 11/15/43	21,875		18,926,441
			85,344,593
Canada: 4.5%
Bombardier, Inc. 144A 7.45%, 05/01/34 †	27,875		30,367,360
Methanex Corp.
5.25%, 12/15/29 †	38,250		36,946,547
5.65%, 12/01/44	16,400		14,549,686
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82 †	41,000		40,203,977
TransAlta Corp. 6.50%, 03/15/40	16,425		16,914,892
			138,982,462
Germany: 2.0%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	54,625		60,756,338
Ireland: 1.7%
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	40,975		38,819,228
4.90%, 12/15/44	16,625		13,341,431
			52,160,659
Italy: 3.6%
Telecom Italia Capital SA
6.00%, 09/30/34	27,325		26,626,332
6.38%, 11/15/33	27,275		27,599,027
7.20%, 07/18/36	27,325		27,750,068
7.72%, 06/04/38	27,325		28,482,159
			110,457,586
Netherlands: 1.1%
OCI NV 144A 6.70%, 03/16/33	32,800		32,733,787
United Kingdom: 5.8%
Marks & Spencer Plc 144A 7.12%, 12/01/37	16,400		18,134,652
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	41,000		43,695,545
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	109,250		114,620,402
			176,450,599
United States: 76.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27	19,150		17,033,058
3.50%, 03/15/32 †	19,150		15,765,184
	Par (000’s	)	Value
United States (continued)
3.90%, 04/15/30	$27,325		$24,341,506
5.90%, 03/09/26	16,400		16,538,566
5.95%, 03/09/28 †	16,400		16,541,244
Banc of California 3.25% (Term SOFR USD 3 Month+2.52%), 05/01/31	21,050		19,284,326
Bath & Body Works, Inc. 6.95%, 03/01/33 †	15,550		15,438,816
Brandywine Operating Partnership LP
3.95%, 11/15/27	24,600		23,042,904
4.55%, 10/01/29 †	19,150		17,645,945
8.30%, 03/15/28 †	19,150		20,138,197
Brightsphere Investment Group, Inc. 4.80%, 07/27/26	15,050		14,738,506
Constellation Insurance, Inc. 144A
6.62%, 05/01/31 †	13,675		13,372,906
6.80%, 01/24/30	23,225		22,917,048
Crane NXT Co. 4.20%, 03/15/48	19,175		13,280,091
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	19,150		19,902,001
Diversified Healthcare Trust 4.75%, 02/15/28	27,350		24,221,737
DPL, Inc. 4.35%, 04/15/29	21,850		20,538,235
Embarq Corp. 8.00%, 06/01/36	66,425		28,560,093
Entegris, Inc. 144A 4.75%, 04/15/29	87,425		84,766,651
EQM Midstream Partners LP
4.12%, 12/01/26 †	27,325		26,753,746
5.50%, 07/15/28	46,450		46,139,868
6.50%, 07/15/48	30,050		30,264,437
Fluor Corp. 4.25%, 09/15/28	30,400		29,248,272
Frontier Florida LLC 6.86%, 02/01/28	16,400		17,040,338
Genworth Holdings, Inc. 6.50%, 06/15/34	14,125		14,019,779
Global Marine, Inc. 7.00%, 06/01/28	14,275		13,521,224
HB Fuller Co. 4.00%, 02/15/27	16,425		16,037,592
Hillenbrand, Inc. 5.00%, 09/15/26	20,500		20,323,465
Hudson Pacific Properties LP
3.25%, 01/15/30 †	21,875		15,997,588
3.95%, 11/01/27	21,850		19,617,454
4.65%, 04/01/29 †	27,325		21,886,983
5.95%, 02/15/28	19,150		16,998,337
Kohl’s Corp.
4.62%, 05/01/31 †	27,325		22,697,069
5.55%, 07/17/45	23,350		15,728,721
Lumen Technologies, Inc. 7.60%, 09/15/39 †	19,375		14,271,162

See Notes to Financial Statements

21

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Macy’s Retail Holdings LLC
4.30%, 02/15/43	$13,650		$9,433,017
4.50%, 12/15/34 †	20,025		16,750,227
5.12%, 01/15/42	13,650		10,519,838
Murphy Oil Corp. 5.88%, 12/01/42 †	18,550		16,300,091
Navient Corp. 5.62%, 08/01/33	32,475		28,059,306
Newell Brands, Inc.
5.70%, 04/01/26	108,450		108,772,964
6.88%, 04/01/36 †	22,950		22,868,032
7.00%, 04/01/46	36,400		33,826,185
Nordstrom, Inc.
4.00%, 03/15/27	19,125		18,425,365
4.25%, 08/01/31 †	23,225		20,485,121
4.38%, 04/01/30 †	27,325		24,796,740
5.00%, 01/15/44	52,750		39,757,464
6.95%, 03/15/28 †	16,400		17,006,734
Oceaneering International, Inc. 6.00%, 02/01/28	16,375		16,102,640
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	54,700		48,243,855
4.62%, 04/06/31	19,175		16,269,221
Rockies Express Pipeline LLC 144A
4.80%, 05/15/30	19,150		17,726,965
4.95%, 07/15/29	30,075		28,275,369
6.88%, 04/15/40	27,325		25,928,733
7.50%, 07/15/38	13,675		13,973,949
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	27,325		26,059,620
7.50%, 10/15/27	16,400		17,393,725
Safeway, Inc. 7.25%, 02/01/31	14,252		14,579,739
Seagate HDD Cayman
4.09%, 06/01/29 †	27,025		25,503,603
4.12%, 01/15/31	15,050		13,546,868
4.88%, 06/01/27 †	27,600		27,244,266
5.75%, 12/01/34 †	26,775		26,417,508
Sealed Air Corp. 144A 6.88%, 07/15/33 †	24,600		26,081,806
Service Properties Trust
3.95%, 01/15/28 †	21,875		18,797,155
4.38%, 02/15/30 †	21,875		16,578,334
4.75%, 10/01/26	24,600		23,269,425
4.95%, 02/15/27 †	21,875		20,394,232
4.95%, 10/01/29 †	23,250		18,604,729
5.25%, 02/15/26	19,150		18,591,492
Spirit AeroSystems, Inc.
3.85%, 06/15/26	16,400		15,964,242
4.60%, 06/15/28 †	38,250		36,531,879
Steelcase, Inc. 5.12%, 01/18/29	24,600		23,734,257
Tenet Healthcare Corp. 6.88%, 11/15/31 †	19,775		21,225,536
Toledo Hospital
	Par (000’s	)	Value
United States (continued)
4.98%, 11/15/45	$14,925		$11,305,688
5.33%, 11/15/28 †	17,500		17,115,700
6.01%, 11/15/48	21,875		19,400,063
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	27,776		27,691,870
Transocean, Inc.
6.80%, 03/15/38 †	33,300		27,659,494
7.50%, 04/15/31 †	21,625		20,195,665
Travel + Leisure Co. 6.00%, 04/01/27	21,875		22,093,903
Under Armour, Inc. 3.25%, 06/15/26	32,800		31,579,706
United States Cellular Corp. 6.70%, 12/15/33 †	29,725		32,110,104
United States Steel Corp. 6.65%, 06/01/37	15,000		15,238,185
Valley National Bancorp 3.00% (Term SOFR USD 3 Month+2.36%), 06/15/31	16,425		13,983,432
VF Corp.
2.80%, 04/23/27 †	27,325		25,809,208
2.95%, 04/23/30	41,000		35,420,433
6.00%, 10/15/33	15,125		15,148,068
6.45%, 11/01/37	15,700		16,025,452
Vornado Realty LP
2.15%, 06/01/26	21,875		20,713,777
3.40%, 06/01/31	19,150		16,307,318
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30	27,325		21,749,243
3.45%, 06/01/26	79,050		76,102,297
4.10%, 04/15/50 †	35,000		22,609,398
4.50%, 11/18/34 †	16,600		12,922,444
4.65%, 06/01/46	16,325		10,672,483
4.80%, 11/18/44 †	36,050		26,557,169
Western Alliance Bancorp 3.00% (Term SOFR USD 3 Month+2.25%), 06/15/31 †	32,800		30,382,968
Xerox Corp.
4.80%, 03/01/35 †	13,700		8,143,701
6.75%, 12/15/39 †	19,150		12,929,651

XPO CNW, Inc. 6.70%, 05/01/34	16,375		17,167,943
Yum! Brands, Inc.
5.35%, 11/01/43	15,050		14,668,762
6.88%, 11/15/37	17,775		19,770,919
			2,334,128,325
Total Corporate Bonds (Cost: $3,042,760,920)			2,991,014,349

See Notes to Financial Statements

22

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.9%
Money Market Fund: 5.9% (Cost: $179,924,911)
State Street Navigator Securities Lending Government Money Market Portfolio	179,924,911	$179,924,911
Total Investments: 104.0% (Cost: $3,222,685,831)		3,170,939,260
Liabilities in excess of other assets: (4.0)%		(122,241,707)
NET ASSETS: 100.0%		$3,048,697,553

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $182,822,616.
(o)	Perpetual Maturity — the date shown is the next call date

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $486,626,956, or 16.0% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$2,991,014,349	$—	$2,991,014,349
Money Market Fund	179,924,911	—	—	179,924,911
Total Investments	$179,924,911	$2,991,014,349	$—	$3,170,939,260

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

23

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 84.0%
Argentina: 0.1%
Genneia SA 144A 8.75%, 09/02/27	$90		$91,030
Australia: 1.1%
China Construction Bank Corp. Reg S 4.50%, 05/31/26	200		199,793
China Merchants Bank Co. Ltd. Reg S 5.39% (SOFR Compound Index+0.54%), 07/10/27	200		199,813
FMG Resources August 2006 Pty Ltd. 144A 6.12%, 04/15/32	300		301,278
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42	450		461,583
			1,162,467
Bermuda: 0.4%
Bacardi Ltd. / Bacardi-Martini BV 144A 5.25%, 01/15/29	200		201,100
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	200		193,138
			394,238
Brazil: 1.0%
Banco BTG Pactual SA 144A 2.75% (Term SOFR USD 3 Month+1.85%), 01/11/26	150		144,932
Klabin Austria GmbH 144A 7.00%, 04/03/49	150		156,826
Klabin Finance SA 144A 4.88%, 09/19/27	140		137,832
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	200		195,325
Suzano Austria GmbH 144A 5.75%, 07/14/26	50		50,541
Suzano International Finance BV 5.50%, 01/17/27	375		378,216
			1,063,672
British Virgin Islands: 0.4%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		283,855
Five Holding Ltd. 144A 9.38%, 10/03/28	125		129,419
			413,274
Canada: 1.6%
Brookfield Finance, Inc.
2.72%, 04/15/31	250		218,566
3.62%, 02/15/52	100		71,628
	Par (000’s	)	Value
Canada (continued)
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	$250		$241,476
CDP Financial, Inc. Reg S 1.00%, 05/26/26	350		332,224
Export Development Canada 4.75%, 06/05/34	350		360,023
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	200		168,150
TransAlta Corp. 7.75%, 11/15/29	200		211,371
Tucson Electric Power Co. 1.50%, 08/01/30	150		124,998
			1,728,436
Cayman Islands: 2.0%
Adib Sukuk Co. II Ltd. Reg S 5.70%, 11/15/28	200		206,961
Aldar Investment Properties Sukuk Ltd. Reg S
4.88%, 05/24/33	200		198,463
5.50%, 05/16/34	200		207,042
CK Hutchison International 24 Ltd. 144A 5.38%, 04/26/29	350		357,888
DP World Crescent Ltd. Reg S 5.50%, 09/13/33	550		559,625
Hongkong Land Finance Cayman Islands Co. Ltd. Reg S 2.25%, 07/15/31	200		167,755
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	200		194,599
Saudi Electricity Sukuk Programme Co. Reg S 4.63%, 04/11/33	200		197,759
			2,090,092
Chile: 1.7%
AES Andes SA 144A
6.30%, 03/15/29	175		178,863
8.15% (US Treasury Yield Curve Rate T 5 Year+3.83%), 06/10/55	200		204,667
Colbun SA 144A 3.15%, 01/19/32	150		129,605
Engie Energia Chile SA 144A 6.38%, 04/17/34	200		204,425
Interchile SA 144A 4.50%, 06/30/56	350		288,432
Inversiones CMPC SA 144A
4.38%, 04/04/27	250		245,907
6.12%, 06/23/33	200		204,227
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51	300		203,096

See Notes to Financial Statements

24

	Par (000’s	)	Value
Chile (continued)
6.50%, 11/07/33	$200		$208,915
			1,868,137
China: 1.1%
China Construction Bank Corp. Reg S 1.25%, 08/04/25	400		389,169
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		387,575
Lenovo Group Ltd. 144A 6.54%, 07/27/32	200		215,792
Midea Investment Development Co. Ltd. Reg S 2.88%, 02/24/27	200		192,052
			1,184,588
Colombia: 0.1%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	150		140,937
Denmark: 0.2%
Kommunekredit Reg S 5.12%, 11/01/27	200		204,362
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	83		74,168
France: 0.7%
BNP Paribas SA 144A 1.68% (SOFR+0.91%), 06/30/27	325		308,133
Electricite de France SA 144A 3.62%, 10/13/25	450		444,631
			752,764
Georgia: 0.2%
Georgia Global Utilities JSC 144A 8.88%, 07/25/29	100		100,998
Georgian Railway JSC 144A 4.00%, 06/17/28	100		88,400
			189,398
Germany: 2.8%
Bank of China Ltd. Reg S 3.12%, 06/16/25	200		197,945
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	550		452,965
1.00%, 10/01/26	1,150		1,083,316
1.75%, 09/14/29	605		540,869
4.38%, 02/28/34	550		552,282
Landesbank Baden- Wuerttemberg Reg S 2.00%, 02/24/25	188		186,182
			3,013,559
Hong Kong: 4.1%
Agricultural Bank of China Ltd. Reg S 2.00%, 03/01/25	500		495,272
	Par (000’s	)	Value
Hong Kong (continued)
Airport Authority Reg S 1.75%, 01/12/27	$300		$283,545
Bocom Leasing Management Hong Kong Co. Ltd. Reg S 5.53% (SOFR Compound Index+0.68%), 06/26/27	450		449,497
China Construction Bank Corp. Reg S 5.39% (SOFR Compound Index+0.55%), 07/16/27	400		399,846
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	200		191,050
CMB International Leasing Management Ltd. Reg S 5.75% (SOFR+0.76%), 06/04/27	200		200,270
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	200		190,194
Industrial & Commercial Bank of China Ltd. Reg S
1.62%, 10/28/26	250		236,224
2.95%, 06/01/25	200		197,749
5.53% (SOFR Compound Index+0.48%), 05/23/27	600		598,608
Industrial Bank Co. Ltd. Reg S 3.25%, 05/18/25	200		198,297
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	200		193,833
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	200		192,710
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	400		341,929
Xiaomi Best Time International Ltd. Reg S 4.10%, 07/14/51	100		79,273
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		188,743
			4,437,040
Hungary: 0.2%
MVM Energetika Zrt Reg S 7.50%, 06/09/28	200		210,810
India: 1.7%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.70%, 03/12/42	100		95,709
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62% (Term SOFR USD 3 Month+1.85%), 10/15/39	170		142,238

See Notes to Financial Statements

25

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
India (continued)
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	$200		$206,963
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32	100		90,579
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		194,472
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	152		137,134
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		192,803
REC Ltd. 144A 5.62%, 04/11/28	200		202,393
REC Ltd. Reg S 3.88%, 07/07/27	200		193,826
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	75		73,598
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	200		186,817
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 144A 7.80%, 07/31/31	150		151,899
			1,868,431
Indonesia: 1.8%
Pertamina Geothermal Energy PT 144A 5.15%, 04/27/28	200		200,131
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	350		344,792
3.55%, 06/09/51	275		205,760
4.70%, 06/06/32	500		493,449
5.50%, 07/02/54	300		306,188
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	400		376,478
			1,926,798
Ireland: 1.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A 6.00% (Term SOFR USD 3 Month+1.85%), 06/15/27	200		199,617
Bank of Ireland Group Plc 144A 6.25% (US Treasury Yield Curve Rate T 1 Year+2.65%), 09/16/26	350		353,173
Smurfit Kappa Treasury ULC 144A 5.20%, 01/15/30	300		303,102
	Par (000’s	)	Value
Ireland (continued)
5.78%, 04/03/54 †	$500		$505,938
			1,361,830
Japan: 3.7%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		191,352
Honda Motor Co. Ltd.
2.27%, 03/10/25	200		198,121
2.53%, 03/10/27	100		95,714
2.97%, 03/10/32	600		533,130
Japan Bank for International Cooperation
1.62%, 01/20/27	200		188,374
4.38%, 10/05/27	250		250,271
Japan Finance Organization for Municipalities 144A 1.50%, 01/27/25	200		198,482
Marubeni Corp. Reg S 1.58%, 09/17/26	200		188,234
Mitsui Fudosan Co. Ltd. 144A 2.57%, 01/21/32	200		170,173
Norinchukin Bank 144A
1.28%, 09/22/26	450		420,593
2.08%, 09/22/31	200		163,342
NTT Finance Corp. 144A 4.37%, 07/27/27	350		347,157
Renesas Electronics Corp. 144A 1.54%, 11/26/24	175		174,529
Sumitomo Mitsui Financial Group, Inc. 2.47%, 01/14/29	200		182,561
Sumitomo Mitsui Trust Bank Ltd. 144A
1.55%, 03/25/26	375		359,176
5.50%, 03/09/28	100		102,196
Toyota Motor Credit Corp. 2.15%, 02/13/30	250		220,263
			3,983,668
Luxembourg: 3.7%
European Investment Bank
1.62%, 05/13/31	500		425,983
3.75%, 02/14/33 †	1,400		1,350,281
4.38%, 10/10/31	1,150		1,153,288
FS Luxembourg Sarl 144A 8.88%, 02/12/31	200		204,155
Raizen Fuels Finance SA 144A
5.70%, 01/17/35	300		287,565
6.45%, 03/05/34	500		510,356
			3,931,628
Macao: 0.7%
Bank of China Ltd. Reg S 5.62% (SOFR Compound Index+0.78%), 04/28/25 †	500		500,661
China Construction Bank Corp. Reg S

See Notes to Financial Statements

26

	Par (000’s	)	Value
Macao (continued)
5.37% (SOFR Compound Index+0.50%), 12/21/24	$200		$199,936
			700,597
Mauritius: 0.9%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	79		75,199
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	84		80,362
Diamond II Ltd. 144A 7.95%, 07/28/26	100		101,339
Greenko Power II Ltd. 144A 4.30%, 12/13/28	87		81,015
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	250		249,116
India Clean Energy Holdings 144A 4.50%, 04/18/27	100		94,596
India Cleantech Energy 144A 4.70%, 08/10/26	123		119,538
India Green Power Holdings 144A 4.00%, 02/22/27	187		177,885
			979,050
Mexico: 0.4%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	250		199,377
Trust Fibra Uno 144A 7.38%, 02/13/34	200		198,758
			398,135
Netherlands: 3.4%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	350		316,477
Alcoa Nederland Holding BV 144A 7.12%, 03/15/31	250		260,909
Cooperatieve Rabobank UA 144A
1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26	350		337,758
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	279		265,494
Greenko Dutch BV 144A 3.85%, 03/29/26	448		431,390
ING Groep NV 144A
1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26 †	450		438,854
4.62%, 01/06/26	300		299,514
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	100		83,600
2.38%, 03/24/26	350		340,424
	Par (000’s	)	Value
Netherlands (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31 †	$550		$470,938
3.40%, 05/01/30	200		184,343
5.00%, 01/15/33 †	200		196,932
			3,626,633
Norway: 0.3%
Kommunalbanken AS 144A 2.12%, 02/11/25	325		322,668
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		156,625
Portugal: 0.3%
EDP Finance BV 144A 1.71%, 01/24/28	400		363,916
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200		194,202
Saudi Arabia: 0.6%
Arab Petroleum Investments Corp. 144A 5.43%, 05/02/29	175		178,830
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	500		437,137
			615,967
Singapore: 1.3%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	100		104,948
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	300		298,146
Industrial & Commercial Bank of China Ltd. Reg S 5.44% (SOFR Compound Index+0.60%), 10/25/26	800		800,786
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	149		151,615
			1,355,495
South Africa: 0.2%
Bank of China Ltd. Reg S 1.88%, 02/16/25	200		198,177
South Korea: 5.5%
Export-Import Bank of Korea
2.12%, 01/18/32	550		461,245
5.12%, 01/11/33	200		203,742
Export-Import Bank of Korea 144A 1.75%, 10/19/28	250		224,673
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300		286,158

See Notes to Financial Statements

27

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
South Korea (continued)
Kia Corp. 144A
1.75%, 10/16/26	$200		$188,830
2.38%, 02/14/25	200		198,447
Korea Development Bank 0.75%, 01/25/25	200		198,000
Korea East-West Power Co. Ltd. 144A 3.60%, 05/06/25	200		198,497
Korea Electric Power Corp. 144A
3.62%, 06/14/25	75		74,469
4.88%, 01/31/27	450		452,348
5.38%, 04/06/26	200		201,798
5.50%, 04/06/28	200		204,609
Korea Hydro & Nuclear Power Co. Ltd. 144A 5.00%, 07/18/28	200		201,037
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200		198,594
Korea Water Resources Corp. Reg S 3.50%, 04/27/25	200		198,576
LG Chem Ltd. 144A
1.38%, 07/07/26	200		187,980
2.38%, 07/07/31	225		189,381
3.62%, 04/15/29	50		47,304
LG Energy Solution Ltd. 144A
5.38%, 07/02/29 †	300		301,107
5.50%, 07/02/34	300		297,912
5.62%, 09/25/26	200		201,823
5.75%, 09/25/28	100		101,895
POSCO 144A 4.88%, 01/23/27	150		150,003
SK Hynix, Inc. 144A
2.38%, 01/19/31	325		275,915
6.50%, 01/17/33	200		214,776
SK On Co. Ltd. Reg S 5.38%, 05/11/26	400		402,295
			5,861,414
Spain: 0.5%
Avangrid, Inc.
3.20%, 04/15/25	331		328,202
3.80%, 06/01/29 †	250		238,858
			567,060
Supranational: 3.3%
European Bank for Reconstruction & Development 1.50%, 02/13/25	300		297,309
European Investment Bank
0.75%, 09/23/30	600		493,215
1.62%, 10/09/29	480		425,995
2.12%, 04/13/26 †	300		291,062
2.38%, 05/24/27	650		622,237
European Investment Bank 144A 2.88%, 06/13/25	750		742,933
	Par (000’s	)	Value
Supranational (continued)
International Bank for Reconstruction & Development
2.12%, 03/03/25	$280		$277,677
3.12%, 11/20/25	75		73,972
International Finance Corp. 2.12%, 04/07/26	344		333,626
			3,558,026
Sweden: 0.3%
Swedbank AB 144A 1.54%, 11/16/26	350		329,991
Turkey: 0.2%
Aydem Yenilenebilir Enerji AS 144A 7.75% (Term SOFR USD 3 Month+1.85%), 02/02/27	250		248,663
United Arab Emirates: 3.1%
Abu Dhabi National Energy Co. PJSC 144A 4.70%, 04/24/33	500		493,995
Bank of China Ltd. Reg S 5.50% (SOFR Compound Index+0.60%), 09/18/26	200		200,093
Commercial Bank of Dubai PSC Reg S 5.32%, 06/14/28	200		202,747
Emirates NBD Bank PJSC Reg S 5.88%, 10/11/28	200		209,019
Industrial & Commercial Bank of China Ltd. Reg S 5.77% (SOFR Compound Index+0.93%), 01/19/26	400		401,612
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	415		396,559
4.64%, 05/14/29	200		198,263
Masdar Abu Dhabi Future Energy Co. Reg S
4.88%, 07/25/29	200		199,663
4.88%, 07/25/33	400		393,698
MDGH GMTN RSC Ltd. 144A 5.88%, 05/01/34	200		211,961
NBK SPC Ltd. 144A 5.50% (SOFR+1.16%), 06/06/30	200		205,275
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	189		159,440
			3,272,325
United Kingdom: 2.1%
Atlantica Sustainable Infrastructure Plc 144A 4.12% (Term SOFR USD 3 Month+1.85%), 06/15/28	150		143,133
Bank of China Ltd. Reg S 5.50% (SOFR Compound Index+0.59%), 09/14/26	200		200,207

See Notes to Financial Statements

28

	Par (000’s	)	Value
United Kingdom (continued)
Brookfield Finance I UK Plc / Brookfield Finance, Inc. 2.34%, 01/30/32	$150		$125,416
China Construction Bank Corp. Reg S 3.12%, 05/17/25	350		346,661
China Merchants Bank Co. Ltd. Reg S 5.58% (SOFR Compound Index+0.65%), 06/13/26	200		200,284
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		255,805
Shanghai Pudong Development Bank Co. Ltd. Reg S 3.25%, 07/14/25	200		197,588
State Grid Europe Development 2014 Plc Reg S 3.25%, 04/07/27	200		194,432
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		192,207
Vmed O2 UK Financing I Plc 144A 4.75%, 07/15/31	450		390,148
			2,245,881
United States: 30.6%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200		198,865
AES Corp.
1.38%, 01/15/26	350		335,290
2.45%, 01/15/31 †	355		298,753
5.45%, 06/01/28 †	250		252,499
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		282,043
2.95%, 03/15/34	311		260,377
3.80%, 04/15/26	150		147,825
American Homes 4 Rent LP 5.50%, 02/01/34	200		201,181
Amgen, Inc. 3.00% (Term SOFR USD 3 Month+1.85%), 02/22/29	275		257,253
Apple, Inc. 3.00% (Term SOFR USD 3 Month+1.85%), 06/20/27	350		339,164
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25% (Term SOFR USD 3 Month+1.85%), 09/01/28	200		180,413
4.00% (Term SOFR USD 3 Month+1.85%), 09/01/29	305		267,838
Arizona Public Service Co.
	Par (000’s	)	Value
United States (continued)
2.65%, 09/15/50	$200		$120,101
AvalonBay Communities, Inc.
1.90%, 12/01/28	100		89,634
2.05%, 01/15/32 †	250		209,970
Bank of China Ltd. Reg S 4.62%, 06/26/26	300		300,047
Boston Properties LP
2.45%, 10/01/33	400		311,285
3.40%, 06/21/29	285		262,151
4.50%, 12/01/28	575		558,612
6.50%, 01/15/34	300		317,623
6.75%, 12/01/27	50		52,208
CenterPoint Energy Houston Electric LLC 5.30%, 04/01/53	100		97,802
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	350		312,803
4.75%, 03/15/28	275		267,000
Comcast Corp. 4.65%, 02/15/33 †	358		352,441
Constellation Energy Generation LLC 5.75%, 03/15/54	300		302,575
Dana, Inc. 4.25%, 09/01/30 †	147		128,659
Deutsche Bank AG 1.69%, 03/19/26	300		288,219
Dominion Energy, Inc. 2.25%, 08/15/31	300		252,757
DTE Electric Co.
1.90%, 04/01/28	200		183,171
3.25%, 04/01/51	200		142,152
3.95%, 03/01/49	290		234,916
Duke Energy Carolinas LLC
3.95%, 11/15/28 †	450		439,204
Duke Energy Progress LLC 3.45%, 03/15/29	300		286,628
Equinix, Inc.
1.00%, 09/15/25	300		289,900
1.55%, 03/15/28	110		99,285
2.50%, 05/15/31	400		345,342
3.90%, 04/15/32	350		326,546
ERP Operating LP
1.85%, 08/01/31	75		62,370
4.15%, 12/01/28	200		196,754
Evergy Kansas Central, Inc. 2.55%, 07/01/26	115		111,272
Federal Realty OP LP 1.25%, 02/15/26	150		143,177
Fifth Third Bancorp 1.71% (SOFR+0.69%), 11/01/27	200		188,289
Ford Motor Co.
3.25%, 02/12/32	1,150		962,460
6.10%, 08/19/32	250		251,173
General Motors Co. 5.40%, 10/15/29	150		151,368

See Notes to Financial Statements

29

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
5.60%, 10/15/32	$550		$558,956
Hanwha Energy USA Holdings Corp. 144A 4.12%, 07/05/25	100		99,349
Hanwha Q Cells Americas Holdings Corp. 144A 5.00%, 07/27/28	200		201,070
HAT Holdings I LLC / HAT Holdings II LLC 144A 3.75%, 09/15/30 †	125		109,495
Healthpeak OP LLC
1.35%, 02/01/27	200		185,526
2.12%, 12/01/28	180		162,438
Host Hotels & Resorts LP
2.90%, 12/15/31	250		213,191
3.38%, 12/15/29	100		91,524
Hyundai Capital America 144A 5.80%, 06/26/25	200		201,141
Interstate Power & Light Co.
3.50%, 09/30/49	300		218,124
4.10%, 09/26/28	350		341,693
Jabil, Inc. 4.25%, 05/15/27	200		197,107
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	200		169,016
JPMorgan Chase & Co. 6.07% (SOFR+1.33%), 10/22/27	700		718,124
Kaiser Foundation Hospitals
2.81%, 06/01/41	500		366,318
3.15%, 05/01/27	105		101,893
Kilroy Realty LP
2.50%, 11/15/32	50		39,141
2.65%, 11/15/33	175		135,056
4.75%, 12/15/28 †	150		146,762
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	100		93,649
LYB International Finance III LLC 5.62%, 05/15/33 †	175		180,107
Massachusetts Institute of Technology 3.96%, 07/01/38	200		184,553
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	300		292,878
MidAmerican Energy Co.
2.70%, 08/01/52	200		126,343
3.10%, 05/01/27	425		411,934
3.15%, 04/15/50	200		140,315
3.65%, 04/15/29	237		227,441
3.65%, 08/01/48	400		309,190
3.95%, 08/01/47	175		141,309
4.25%, 07/15/49	275		233,794
	Par (000’s	)	Value
United States (continued)
5.35%, 01/15/34	$300		$308,073
Nature Conservancy/The 3.96%, 03/01/52	117		96,290
New York State Electric & Gas Corp. 144A
2.15%, 10/01/31	200		164,102
5.65%, 08/15/28	250		256,143
5.85%, 08/15/33	200		206,837
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	472		427,547
NiSource, Inc. 5.00%, 06/15/52	100		91,595
Northern States Power Co.
2.25%, 04/01/31	150		129,175
2.60%, 06/01/51	250		155,817
2.90%, 03/01/50	150		100,393
3.20%, 04/01/52	200		140,506
5.40%, 03/15/54	200		201,685
NSTAR Electric Co. 3.25%, 05/15/29	225		212,692
Oglethorpe Power Corp. 144A 5.80%, 06/01/54	100		101,883
Oncor Electric Delivery Co. LLC 4.15%, 06/01/32	150		142,727
Owens Corning 3.95%, 08/15/29	174		166,898
PacifiCorp
2.90%, 06/15/52	300		184,644
5.35%, 12/01/53	200		188,953
5.50%, 05/15/54 †	450		433,518
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	250		238,557
PepsiCo, Inc.
2.88%, 10/15/49	150		101,538
3.90%, 07/18/32	500		475,252
PG&E Recovery Funding LLC 5.54%, 07/15/47	350		356,636
Piedmont Operating Partnership LP 3.15%, 08/15/30	150		128,483
PNC Financial Services Group, Inc.
2.20%, 11/01/24	185		185,000
4.76% (SOFR Compound Index+1.08%), 01/26/27	400		399,757
Prologis LP
1.25%, 10/15/30 †	275		226,322
1.75%, 02/01/31	200		167,425
Public Service Co. of Colorado
3.20%, 03/01/50	250		172,726
3.70%, 06/15/28	369		358,224
4.10%, 06/15/48	335		273,818

See Notes to Financial Statements

30

	Par (000’s	)	Value
United States (continued)
Public Service Co. of Oklahoma
2.20%, 08/15/31	$200		$167,385
3.15%, 08/15/51	250		165,303
Public Service Electric and Gas Co.
3.10%, 03/15/32	250		223,789
4.65%, 03/15/33	200		196,706
RWE Finance US LLC 144A 5.88%, 04/16/34	597		607,305
San Diego Gas & Electric Co. 4.95%, 08/15/28	225		227,316
Seattle Children’s Hospital 2.72%, 10/01/50	150		97,344
SK Battery America, Inc. Reg S 2.12%, 01/26/26	626		599,426
Sonoco Products Co. 2.85%, 02/01/32 †	400		342,600
Southern Power Co. 4.15%, 12/01/25	350		347,143
Southwestern Public Service Co.
3.15%, 05/01/50	250		167,644
5.15%, 06/01/52	100		92,333
Sunnova Energy Corp. 144A 5.88%, 09/01/26	200		178,962
Tennessee Valley Authority 1.50%, 09/15/31 †	200		166,669
UDR, Inc. 1.90%, 03/15/33	175		136,114
Union Electric Co. 2.62%, 03/15/51	200		124,495
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200		198,543
Verizon Communications, Inc.
1.50%, 09/18/30 †	300		250,200
2.85%, 09/03/41	900		640,807
3.88%, 02/08/29	50		48,396
3.88%, 03/01/52	310		238,143
5.50%, 02/23/54	500		497,779
Vornado Realty LP
2.15%, 06/01/26	75		71,019
3.40%, 06/01/31	150		127,734
Welltower OP LLC
2.70%, 02/15/27	250		240,734
3.85%, 06/15/32 †	100		92,863
Wisconsin Electric Power Co.
4.75%, 09/30/32	250		250,426
Wisconsin Power and Light Co. 1.95%, 09/16/31	200		164,633
WP Carey, Inc. 2.45%, 02/01/32	100		83,521
ZF North America Capital, Inc. 144A
	Par (000’s	)	Value
United States (continued)
6.75%, 04/23/30	$300		$295,969
6.88%, 04/14/28	200		201,918
6.88%, 04/23/32	150		146,665
7.12%, 04/14/30	200		201,299
			32,641,231
Total Corporate Bonds (Cost: $94,291,742)			89,727,383

GOVERNMENT OBLIGATIONS: 13.9%
Cayman Islands: 2.6%
Gaci First Investment Co. Reg S
4.75%, 02/14/30	200		196,830
4.88%, 02/14/35	700		674,919
5.00%, 10/13/27	600		600,827
5.12%, 02/14/53	250		217,095
5.25%, 10/13/32	850		852,517
5.38%, 10/13/22	300		258,877
			2,801,065
Chile: 0.9%
Chile Government International Bond
2.55%, 01/27/32	350		300,138
3.50%, 01/25/50	850		616,518
			916,656
China: 0.3%
New Development Bank Reg S 5.12%, 04/26/26	300		299,951
Dominican Republic: 0.3%
Dominican Republic International Bond 144A 6.60%, 06/01/36	300		305,552
Egypt: 0.1%
Egypt Government International Bond 144A 5.25% (Term SOFR USD 3 Month+1.85%), 10/06/25	150		149,117
Hong Kong: 2.8%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	200		191,133
2.38%, 02/02/51	200		129,572
4.00%, 06/07/28	200		198,352
4.00%, 06/07/33	700		682,882
4.25%, 06/07/26	200		200,000
4.25%, 07/24/27	300		301,991
4.50%, 01/11/28	450		454,053
4.62%, 01/11/33	300		305,827
5.25%, 01/11/53	200		216,685
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		337,710
			3,018,205
Israel: 0.5%
Israel Government International Bond

See Notes to Financial Statements

31

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Israel (continued)
4.50%, 01/17/33	$600		$548,662
Saudi Arabia: 0.3%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	300		282,276
Supranational: 0.7%
Asian Development Bank
1.75%, 08/14/26	275		263,445
2.12%, 03/19/25	150		148,613
2.38% (Term SOFR USD 3 Month+1.85%), 08/10/27	150		143,049
3.12%, 09/26/28	175		168,703
			723,810
Turkey: 0.9%
Istanbul Metropolitan Municipality 144A 10.50%, 12/06/28	200		218,790
Turkiye Government International Bond 9.12%, 07/13/30	700		782,719
			1,001,509
United States: 4.5%
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	388		366,939
Fannie Mae-Aces
1.44%, 10/25/29	300		256,745
2.44%, 10/25/29	37		33,581
2.52%, 08/25/29	234		214,674
2.83%, 02/25/27	201		194,197
2.91%, 01/25/28	368		352,057
2.94%, 06/25/29	8		7,672
2.96%, 09/25/27	243		234,126
3.03%, 03/25/28	202		193,804
3.06%, 03/25/28	358		341,806
3.06%, 02/25/30	305		285,188
3.16%, 11/25/27	12		11,878
3.30%, 06/25/28	315		303,658
3.54%, 09/25/28	473		456,856
3.74%, 09/25/30	85		81,554
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		25,225
1.49%, 11/25/30	400		335,937
2.88%, 04/25/26	285		279,138
SCE Recovery Funding LLC
	Par (000’s	)	Value
United States (continued)
4.70%, 06/15/40	$142		$138,412
5.11%, 12/15/47	200		191,585
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	600		506,029
			4,811,061
Total Government Obligations (Cost: $15,804,727)			14,857,864

MUNICIPAL BONDS: 0.4%
United States: 0.4%
Commonwealth of Massachusetts (GO) 3.28%, 06/01/46	150		120,303
District of Columbia Water & Sewer Authority (RB) 4.81%, 10/01/14	170		155,429
Maryland Economic Development Corp. (RB) 5.94%, 05/31/57	200		205,174
Total Municipal Bonds (Cost: $608,923)			480,906

	Number of Shares
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc. (USD) 4.62%, 10/16/80	7,000		129,290

Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $110,878,712)			105,195,443

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $1,127,848)
State Street Navigator Securities Lending Government Money Market Portfolio	1,127,848		1,127,848
Total Investments: 99.5% (Cost: $112,006,560)			106,323,291
Other assets less liabilities: 0.5%			485,974
NET ASSETS: 100.0%			$106,809,265

Definitions:
GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Financial Statements

32

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,804,407.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $35,429,916, or 33.2% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$89,727,383	$—	$89,727,383
Government Obligations *	—	14,857,864	—	14,857,864
Municipal Bonds *	—	480,906	—	480,906
Preferred Securities *	129,290	—	—	129,290
Money Market Fund	1,127,848	—	—	1,127,848
Total Investments	$1,257,138	$105,066,153	$—	$106,323,291

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

33

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
FLOATING RATE NOTES: 98.8%
Australia: 9.8%
Australia & New Zealand Banking Group Ltd. 144A
5.43% (SOFR+0.56%), 03/18/26	$5,250		$5,261,731
5.49% (SOFR+0.64%), 10/03/25	2,675		2,681,765
5.50% (SOFR+0.65%), 09/30/27	10,500		10,527,345
5.52% (SOFR+0.68%), 07/16/27	16,800		16,873,346
5.60% (SOFR+0.75%), 07/03/25	2,100		2,105,436
5.65% (SOFR+0.81%), 01/18/27	20,250		20,375,381
Commonwealth Bank of Australia 144A
5.24% (SOFR+0.40%), 07/07/25	6,300		6,309,191
5.41% (SOFR+0.52%), 06/15/26	4,025		4,030,439
5.54% (SOFR+0.63%), 09/12/25	2,475		2,479,679
5.65% (SOFR+0.75%), 03/13/26	2,100		2,112,432
5.86% (SOFR+0.97%), 03/14/27 †	2,851		2,877,581
Macquarie Bank Ltd. 144A
5.77% (SOFR Compound Index+0.92%), 07/02/27	19,050		19,183,893
6.13% (SOFR+1.24%), 06/15/26	2,500		2,527,633
6.14% (SOFR+1.20%), 12/07/26	2,850		2,887,893
Macquarie Group Ltd. 144A 5.77% (SOFR+0.92%), 09/23/27	10,200		10,230,912
National Australia Bank Ltd. 144A
5.39% (SOFR+0.55%), 01/29/26	1,275		1,277,958
5.49% (SOFR+0.65%), 01/12/27	3,925		3,936,332
5.53% (SOFR+0.62%), 06/11/27	19,950		20,001,503
5.58% (SOFR+0.65%), 12/10/25	2,067		2,075,466
5.80% (SOFR+0.86%), 06/09/25	2,125		2,133,377
5.85% (SOFR+0.76%), 05/13/25	1,725		1,730,750
Westpac Banking Corp.
5.26% (SOFR+0.42%), 04/16/26	3,150		3,155,678
5.50% (SOFR+0.52%), 06/03/26	2,500		2,505,044
5.65% (SOFR+0.81%), 04/16/29	17,625		17,686,900
	Par (000’s	)	Value
Australia (continued)
5.78% (SOFR+0.72%), 11/17/25	$2,125		$2,133,937
6.01% (SOFR+1.00%), 08/26/25	2,250		2,263,515
Westpac Banking Corp. 144A 5.39% (SOFR+0.55%), 01/29/26	1,250		1,251,574
			170,616,691
Canada: 10.9%
Bank of Montreal
5.51% (SOFR Compound Index+0.62%), 09/15/26	3,250		3,246,248
5.73% (SOFR Compound Index+0.76%), 06/04/27	11,000		11,008,573
5.80% (SOFR Compound Index+0.95%), 09/25/25	1,275		1,281,747
5.81% (SOFR Compound Index+0.88%), 09/10/27	13,650		13,679,862
6.00% (SOFR Compound Index+1.06%), 06/07/25	1,225		1,230,410
6.07% (SOFR Compound Index+1.16%), 12/11/26	2,902		2,934,741
6.28% (SOFR Compound Index+1.33%), 06/05/26	3,300		3,337,275
Bank of Nova Scotia
5.50% (SOFR+0.61%), 09/15/26	2,375		2,373,107
5.52% (SOFR Compound Index+0.55%), 03/02/26	1,275		1,276,249
5.75% (SOFR Compound Index+0.78%), 06/04/27	9,425		9,447,494
5.91% (SOFR+1.00%), 09/08/28	12,950		12,980,606
5.92% (SOFR Compound Index+1.08%), 08/01/29	7,000		7,027,791
6.00% (SOFR Compound Index+1.09%), 06/12/25	1,700		1,707,176
Canadian Imperial Bank of Commerce
5.79% (SOFR+0.94%), 06/28/27	11,775		11,828,623
5.84% (SOFR Compound Index+0.93%), 09/11/27	11,770		11,810,192
6.07% (SOFR+1.22%), 10/02/26	2,900		2,932,283
National Bank of Canada
5.75% (SOFR Compound Index+0.90%), 03/25/27	3,325		3,333,829
5.88% (SOFR Compound Index+1.03%), 07/02/27	8,050		8,083,161
Royal Bank of Canada
5.37% (SOFR Compound Index+0.53%), 01/20/26	1,442		1,445,587
5.41% (SOFR Compound Index+0.57%), 04/27/26	2,475		2,481,793
5.55% (SOFR Compound Index+0.71%), 01/21/27	7,900		7,921,743
5.56% (SOFR Compound Index+0.72%), 10/18/27	13,500		13,520,298

See Notes to Financial Statements

34

	Par (000’s	)	Value
Canada (continued)
5.63% (SOFR+0.79%), 07/23/27	$2,250		$2,254,323
5.70% (SOFR Compound Index+0.86%), 10/18/28	10,600		10,617,902
5.73% (SOFR Compound Index+0.59%), 11/02/26	2,900		2,910,318
5.79% (SOFR Compound Index+0.95%), 01/19/27	12,650		12,738,040
5.92% (SOFR Compound Index+1.08%), 01/12/26	1,425		1,437,505
5.92% (SOFR Compound Index+1.08%), 07/20/26	2,900		2,933,096
Toronto-Dominion Bank
5.32% (SOFR+0.48%), 10/10/25	2,055		2,058,032
5.52% (SOFR+0.59%), 09/10/26	2,500		2,498,928
5.57% (SOFR+0.73%), 04/05/27 †	11,750		11,765,133
5.92% (SOFR+1.08%), 07/17/26	3,725		3,755,713
5.96% (SOFR+1.02%), 06/06/25	1,471		1,477,399
			189,335,177
Finland: 0.7%
Nordea Bank Abp 144A
5.61% (SOFR+0.74%), 03/19/27	4,975		4,997,486
5.90% (SOFR+0.96%), 06/06/25	1,225		1,229,616
5.95% (SOFR+1.02%), 09/10/29	6,530		6,570,482
			12,797,584
France: 3.4%
Banque Federative du Credit Mutuel SA 144A
5.97% (SOFR+1.13%), 01/23/27	7,100		7,164,534
6.13% (SOFR Compound Index+1.07%), 02/16/28	7,450		7,487,133
6.24% (SOFR Compound Index+1.40%), 07/13/26	2,750		2,783,746
BPCE SA 144A
5.82% (SOFR+0.96%), 09/25/25	1,900		1,909,714
6.82% (SOFR Compound Index+1.98%), 10/19/27	6,900		7,023,299
Credit Agricole SA 144A
5.78% (SOFR+0.87%), 03/11/27	4,850		4,873,306
6.12% (SOFR+1.21%), 09/11/28	11,750		11,857,401
6.13% (SOFR+1.29%), 07/05/26	4,115		4,165,717
Societe Generale SA 144A
5.89% (SOFR+1.05%), 01/21/26	3,150		3,154,084
	Par (000’s	)	Value
France (continued)
6.50% (SOFR+1.66%), 01/19/28	$8,225		$8,315,839
			58,734,773
Japan: 3.8%
Mitsubishi UFJ Financial Group, Inc.
6.01% (SOFR+0.94%), 02/20/26	2,575		2,579,476
6.28% (SOFR+1.44%), 04/17/26	1,325		1,331,418
Mizuho Financial Group, Inc. 6.02% (SOFR+0.96%), 05/22/26	6,175		6,193,272
Nomura Holdings, Inc. 6.10% (SOFR+1.25%), 07/02/27	11,825		11,920,050
Sumitomo Mitsui Financial Group, Inc.
5.72% (SOFR+0.88%), 01/14/27	13,600		13,660,186
6.02% (SOFR+1.17%), 07/09/29	3,700		3,738,383
6.14% (SOFR+1.30%), 07/13/26	2,200		2,230,993
6.27% (SOFR+1.43%), 01/13/26	1,024		1,036,831
Sumitomo Mitsui Trust Bank Ltd. 144A
5.91% (SOFR+0.98%), 09/10/27	15,900		16,043,600
6.06% (SOFR+1.15%), 09/14/26	4,125		4,172,869
6.09% (SOFR+1.12%), 03/09/26	3,475		3,503,622
			66,410,700
Netherlands: 1.7%
ABN AMRO Bank NV 144A 6.65% (SOFR Compound Index+1.78%), 09/18/27	11,800		11,984,532
ING Groep NV
5.86% (SOFR Compound Index+1.01%), 04/01/27	3,265		3,280,537
6.47% (SOFR Compound Index+1.56%), 09/11/27	11,750		11,925,213
6.49% (SOFR Compound Index+1.64%), 03/28/26	2,100		2,110,314
			29,300,596
New Zealand: 0.2%
Bank of New Zealand 144A 5.65% (SOFR+0.81%), 01/27/27	3,200		3,204,327
Singapore: 0.3%
DBS Group Holdings Ltd. 144A 5.55% (SOFR+0.61%), 09/12/25	3,200		3,205,625
Pepsico Singapore Financing I Pte Ltd.

See Notes to Financial Statements

35

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Singapore (continued)
5.62% (SOFR Compound Index+0.56%), 02/16/27	$2,375		$2,381,523
			5,587,148
South Korea: 1.1%
Korea National Oil Corp. 144A
5.68% (SOFR+0.83%), 04/03/27	7,100		7,132,440
5.75% (SOFR+0.90%), 09/30/27	2,000		2,009,800
6.18% (SOFR+1.08%), 11/14/26	4,100		4,152,669
NongHyup Bank 144A 5.64% (SOFR+0.80%), 07/22/27 †	6,850		6,866,499
			20,161,408
Spain: 1.6%
Banco Santander SA
5.96% (SOFR+1.12%), 07/15/28	17,700		17,751,931
6.29% (SOFR+1.38%), 03/14/28	9,450		9,526,214
			27,278,145
Sweden: 1.3%
Skandinaviska Enskilda Banken AB 144A
5.84% (SOFR+0.89%), 03/05/27	2,900		2,919,818
5.90% (SOFR+0.96%), 06/09/25	1,675		1,681,878
Svenska Handelsbanken AB 144A
5.65% (SOFR+0.66%), 05/28/27	9,400		9,437,546
5.86% (SOFR+0.91%), 06/10/25	1,450		1,455,879
6.14% (SOFR+1.25%), 06/15/26	4,125		4,182,106
Swedbank AB 144A 6.27% (SOFR Compound Index+1.38%), 06/15/26	3,250		3,291,643
			22,968,870
Switzerland: 0.3%
UBS Group AG 144A 6.68% (SOFR+1.58%), 05/12/26	4,925		4,950,886
United Kingdom: 8.8%
Barclays Plc
6.40% (SOFR+1.49%), 03/12/28	13,650		13,824,475
6.78% (SOFR+1.88%), 09/13/27	4,895		4,998,348
HSBC Holdings Plc
6.38% (SOFR+1.43%), 03/10/26	2,094		2,102,910
6.59% (Term SOFR USD 3 Month+1.64%), 09/12/26	6,175		6,229,081
6.67% (SOFR+1.57%), 08/14/27	16,449		16,684,378
	Par (000’s	)	Value
United Kingdom (continued)
Lloyds Banking Group Plc
6.43% (SOFR Compound Index+1.58%), 01/05/28	$6,700		$6,798,383
6.70% (SOFR Compound Index+1.56%), 08/07/27	12,350		12,526,178
Nationwide Building Society 144A 6.35% (SOFR+1.29%), 02/16/28	7,200		7,253,734
NatWest Group Plc
6.25% (SOFR+1.25%), 03/01/28	7,900		7,972,907
6.37% (SOFR+1.30%), 11/15/28	9,625		9,705,422
NatWest Markets Plc 144A
5.61% (SOFR+0.76%), 09/29/26	2,475		2,478,446
5.96% (SOFR+0.90%), 05/17/27	12,000		12,031,035
6.20% (SOFR+1.14%), 05/17/29	10,525		10,599,019
Standard Chartered Plc 144A
5.95% (SOFR+0.93%), 11/23/25	2,100		2,100,656
6.24% (SOFR+1.17%), 05/14/28	11,733		11,804,769
6.59% (SOFR+1.74%), 03/30/26	3,543		3,557,106
6.77% (SOFR+1.93%), 07/06/27	11,410		11,612,852
7.14% (SOFR+2.03%), 02/08/28	9,401		9,631,595
UBS AG 5.84% (SOFR+0.93%), 09/11/25	2,100		2,112,049
			154,023,343
United States: 54.9%
American Express Co.
5.59% (SOFR+0.75%), 04/23/27	9,600		9,615,772
5.77% (SOFR+0.93%), 07/26/28	8,550		8,599,236
5.79% (SOFR Compound Index+0.65%), 11/04/26	4,005		4,009,146
5.81% (SOFR Compound Index+0.97%), 07/28/27	6,889		6,932,497
5.85% (SOFR+0.76%), 02/13/26	1,250		1,255,345
6.06% (SOFR Compound Index+1.00%), 02/16/28	8,250		8,289,854
6.19% (SOFR Compound Index+1.35%), 10/30/26	2,375		2,393,372
American Honda Finance Corp.
5.34% (SOFR+0.50%), 10/10/25	650		650,839
5.34% (SOFR+0.50%), 01/12/26	1,100		1,099,976

See Notes to Financial Statements

36

	Par (000’s	)	Value
United States (continued)
5.38% (SOFR+0.55%), 05/11/26	$500		$500,408
5.55% (SOFR+0.71%), 01/09/26	3,000		3,007,258
5.55% (SOFR+0.71%), 07/09/27	3,000		3,009,020
5.56% (SOFR+0.72%), 10/22/27	1,000		1,000,462
5.64% (SOFR Compound Index+0.79%), 10/03/25	1,477		1,483,415
5.65% (SOFR Compound Index+0.72%), 10/05/26	2,500		2,505,770
5.67% (SOFR+0.60%), 08/14/25	3,450		3,458,262
5.68% (SOFR+0.77%), 03/12/27	7,313		7,341,930
5.76% (SOFR+0.92%), 01/12/26	1,450		1,457,618
Athene Global Funding 144A
5.96% (SOFR Compound Index+0.85%), 05/08/26	2,550		2,546,474
6.04% (SOFR Compound Index+1.03%), 08/27/26	3,000		3,004,948
6.06% (SOFR Compound Index+1.21%), 03/25/27	3,600		3,624,019
Bank of America Corp.
5.81% (SOFR+0.97%), 07/22/27	6,918		6,951,327
5.97% (Term SOFR USD 3 Month+1.02%), 09/15/26	2,575		2,581,693
6.19% (SOFR+1.05%), 02/04/28	13,400		13,491,074
6.22% (SOFR+1.35%), 09/15/27	12,100		12,261,326
6.27% (Term SOFR USD 3 Month+1.03%), 02/05/26	6,292		6,302,910
Bank of America NA
5.81% (SOFR+0.78%), 08/18/25	1,800		1,805,848
6.08% (SOFR+1.02%), 08/18/26	4,950		5,009,609
Bank of New York Mellon Corp.
5.35% (SOFR+0.45%), 03/13/26	3,700		3,703,795
5.67% (SOFR Compound Index+0.83%), 07/21/28	5,650		5,672,246
BMW US Capital LLC 144A
5.40% (SOFR Compound Index+0.55%), 04/02/26	3,000		3,001,506
5.72% (SOFR Compound Index+0.62%), 08/11/25	2,525		2,530,297
5.89% (SOFR Compound Index+0.80%), 08/13/26	6,175		6,208,443
6.01% (SOFR Compound Index+0.92%), 08/13/27	6,750		6,791,120
Bristol-Myers Squibb Co. 5.54% (SOFR+0.49%), 02/20/26	2,175		2,178,974
	Par (000’s	)	Value
United States (continued)
Caterpillar Financial Services Corp.
5.42% (SOFR+0.52%), 06/13/25	$2,250		$2,254,351
5.47% (SOFR+0.46%), 02/27/26	3,450		3,452,920
5.53% (SOFR+0.69%), 10/16/26	1,700		1,711,087
5.55% (SOFR+0.46%), 08/11/25	1,650		1,653,220
5.59% (SOFR+0.52%), 05/14/27	10,550		10,571,397
Charles Schwab Corp.
5.61% (SOFR Compound Index+0.52%), 05/13/26	4,175		4,177,874
6.03% (SOFR Compound Index+1.05%), 03/03/27	4,000		4,034,293
Citibank NA
5.43% (SOFR Compound Index+0.59%), 04/30/26	3,150		3,155,277
5.66% (SOFR+0.81%), 09/29/25	3,350		3,363,663
5.83% (SOFR+0.71%), 08/06/26	6,050		6,069,403
6.03% (SOFR Compound Index+1.06%), 12/04/26	2,750		2,787,539
Citigroup, Inc.
5.71% (SOFR+0.77%), 06/09/27	7,923		7,932,999
5.88% (Term SOFR USD 3 Month+0.81%), 08/25/36 †	14,050		12,533,889
6.10% (Term SOFR USD 3 Month+1.51%), 07/01/26 †	10,500		10,566,193
6.27% (SOFR+1.28%), 02/24/28	14,950		15,123,600
Cooperatieve Rabobank UA
5.54% (SOFR Compound Index+0.70%), 07/18/25	3,925		3,943,492
5.55% (SOFR Compound Index+0.71%), 01/09/26	3,550		3,561,461
5.61% (SOFR Compound Index+0.62%), 08/28/26	500		500,976
5.66% (SOFR Compound Index+0.71%), 03/05/27	9,300		9,327,526
5.73% (SOFR Compound Index+0.89%), 10/17/29	11,750		11,755,046
5.74% (SOFR Compound Index+0.90%), 10/05/26	2,375		2,390,648
Corebridge Global Funding 144A 6.15% (SOFR+1.30%), 09/25/26	3,400		3,437,958
Daimler Truck Finance North America LLC 144A 5.82% (SOFR+0.96%), 09/25/27	8,058		8,078,649
Deutsche Bank AG 6.28% (SOFR+1.22%), 11/16/27	7,025		7,000,226

See Notes to Financial Statements

37

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Ford Motor Credit Co. LLC
6.44% (SOFR+1.45%), 11/05/26	$2,200		$2,203,574
7.89% (SOFR+2.95%), 03/06/26	2,275		2,323,020
General Electric Co. 5.88% (Term SOFR USD 3 Month+0.64%), 05/05/26	7,400		7,413,292
General Motors Financial Co., Inc.
5.89% (SOFR Compound Index+1.05%), 07/15/27	9,315		9,318,894
6.06% (SOFR+1.04%), 02/26/27	2,397		2,399,780
6.46% (SOFR Compound Index+1.35%), 05/08/27	8,225		8,291,883
Georgia Power Co. 5.86% (SOFR Compound Index+0.75%), 05/08/25	1,750		1,755,386
Glencore Funding LLC 144A 5.91% (SOFR Compound Index+1.06%), 04/04/27	8,275		8,336,772
Goldman Sachs Bank USA
5.64% (SOFR+0.77%), 03/18/27	6,175		6,185,290
5.78% (SOFR+0.75%), 05/21/27	19,950		19,970,719
Goldman Sachs Group, Inc.
5.73% (SOFR+0.79%), 12/09/26	2,487		2,492,419
5.75% (SOFR+0.81%), 03/09/27	3,841		3,852,889
5.75% (SOFR+0.82%), 09/10/27	7,047		7,059,803
5.76% (SOFR+0.92%), 10/21/27	6,551		6,568,570
6.14% (SOFR+1.12%), 02/24/28	8,229		8,278,633
6.16% (SOFR+1.06%), 08/10/26	4,125		4,141,598
6.55% (Term SOFR USD 3 Month+1.43%), 05/15/26 †	12,075		12,131,982
6.63% (Term SOFR USD 3 Month+2.01%), 10/28/27	23,499		24,076,651
6.74% (SOFR+1.85%), 03/15/28	7,050		7,206,238
Hartford Financial Services Group, Inc. 144A 7.50% (Term SOFR USD 3 Month+2.39%), 02/12/47	11,575		10,765,309
HSBC USA, Inc. 5.93% (SOFR+0.96%), 03/04/27	4,125		4,147,929
Hyundai Capital America 144A
5.88% (SOFR+1.03%), 09/24/27	5,500		5,506,724
5.89% (SOFR+1.04%), 06/24/27	16,642		16,668,739
	Par (000’s	)	Value
United States (continued)
5.91% (SOFR+1.04%), 03/19/27	$10,525		$10,549,948
6.29% (SOFR+1.15%), 08/04/25	2,100		2,109,854
6.35% (SOFR+1.50%), 01/08/27	2,475		2,506,559
6.46% (SOFR+1.32%), 11/03/25	1,275		1,285,034
John Deere Capital Corp.
5.32% (SOFR+0.48%), 10/22/25	1,700		1,703,926
5.35% (SOFR+0.50%), 07/03/25	2,100		2,104,204
5.42% (SOFR+0.44%), 03/06/26	5,425		5,431,872
5.44% (SOFR+0.60%), 04/19/27	8,550		8,564,678
5.51% (SOFR+0.60%), 06/11/27	6,000		6,016,961
5.52% (SOFR+0.68%), 07/15/27	7,100		7,144,463
5.56% (SOFR+0.57%), 03/03/26	2,487		2,494,423
5.76% (SOFR Compound Index+0.79%), 06/08/26	2,487		2,503,446
JPMorgan Chase & Co.
5.53% (SOFR+0.60%), 12/10/25	1,625		1,625,968
5.62% (SOFR+0.77%), 09/22/27	13,025		13,078,713
5.70% (SOFR+0.86%), 10/22/28	5,500		5,513,196
5.73% (SOFR+0.89%), 04/22/27	13,175		13,258,912
5.76% (SOFR+0.92%), 04/22/28	13,197		13,257,157
5.77% (SOFR+0.93%), 07/22/28	9,500		9,560,221
5.94% (SOFR+0.92%), 02/24/26 †	5,425		5,435,745
6.04% (SOFR+1.20%), 01/23/28	13,175		13,290,758
6.16% (SOFR+1.32%), 04/26/26	4,125		4,144,863
6.20% (SOFR+1.18%), 02/24/28	26,600		26,868,176
6.38% (Term SOFR USD 3 Month+1.26%), 05/15/47	9,575		8,753,973
JPMorgan Chase Bank NA
5.46% (SOFR+0.62%), 04/29/26	2,475		2,485,776
5.94% (SOFR+1.00%), 12/08/26	7,475		7,563,188
Keurig Dr Pepper, Inc. 5.77% (SOFR Compound Index+0.88%), 03/15/27	2,875		2,898,686
MassMutual Global Funding II 144A

See Notes to Financial Statements

38

	Par (000’s	)	Value
United States (continued)
5.58% (SOFR+0.74%), 04/09/27	$8,220		$8,262,883
5.61% (SOFR+0.77%), 01/29/27	2,485		2,498,668
5.82% (SOFR+0.98%), 07/10/26	4,125		4,166,565
Mercedes-Benz Finance North America LLC 144A
5.41% (SOFR+0.57%), 08/01/25	1,625		1,628,295
5.47% (SOFR+0.63%), 07/31/26	6,075		6,080,076
5.52% (SOFR+0.67%), 01/09/26	2,750		2,759,297
Metropolitan Life Global Funding I 144A
5.41% (SOFR Compound Index+0.57%), 04/09/26	1,250		1,250,478
5.61% (SOFR Compound Index+0.70%), 06/11/27	8,050		8,082,593
Morgan Stanley 5.98% (SOFR+0.95%), 02/18/26	5,800		5,810,193
Morgan Stanley Bank NA
5.53% (SOFR+0.69%), 10/15/27	21,250		21,309,120
5.62% (SOFR+0.78%), 07/16/25	4,000		4,013,359
5.78% (SOFR+0.94%), 07/14/28	20,300		20,382,521
5.88% (SOFR+0.86%), 05/26/28 †	15,250		15,289,667
5.92% (SOFR+1.08%), 01/14/28	13,100		13,212,958
6.00% (SOFR+1.17%), 10/30/26	2,525		2,560,040
National Rural Utilities Cooperative Finance Corp.
5.71% (SOFR+0.82%), 09/16/27	2,450		2,471,397
5.94% (SOFR+0.80%), 02/05/27	7,725		7,763,133
New York Life Global Funding 144A
5.42% (SOFR Compound Index+0.58%), 01/16/26	2,525		2,537,711
5.42% (SOFR+0.48%), 06/09/26	2,900		2,905,653
5.52% (SOFR+0.67%), 04/02/27	6,075		6,089,710
5.57% (SOFR+0.58%), 08/28/26	1,000		1,002,427
5.60% (SOFR+0.70%), 06/13/25	1,493		1,497,716
5.78% (SOFR Compound Index+0.93%), 04/02/26	2,450		2,470,174
NextEra Energy Capital Holdings, Inc.
	Par (000’s	)	Value
United States (continued)
5.60% (SOFR Compound Index+0.76%), 01/29/26	$2,600		$2,609,031
Nissan Motor Acceptance Co. LLC 144A 6.95% (SOFR Compound Index+2.05%), 09/13/27	7,000		7,006,070
Northwestern Mutual Global Funding 144A 5.60% (SOFR+0.70%), 06/13/25	1,575		1,579,681
Pacific Life Global Funding II 144A
5.45% (SOFR+0.60%), 03/27/26	1,275		1,276,147
5.59% (SOFR+0.62%), 06/04/26	2,275		2,279,244
5.75% (SOFR Compound Index+0.86%), 06/16/25	1,850		1,856,823
5.89% (SOFR Compound Index+1.05%), 07/28/26	2,405		2,425,081
5.99% (SOFR+0.85%), 02/05/27	4,000		4,017,964
PepsiCo, Inc. 5.49% (SOFR Compound Index+0.40%), 02/13/26	1,500		1,503,117
Pinnacle West Capital Corp. 5.75% (SOFR+0.82%), 06/10/26	3,050		3,062,180
Principal Life Global Funding II 144A 5.89% (SOFR+0.90%), 08/28/25	1,375		1,382,478
Protective Life Global Funding 144A 5.54% (SOFR+0.70%), 04/10/26	1,425		1,429,271
Public Storage Operating Co.
5.44% (SOFR Compound Index+0.60%), 07/25/25 †	1,725		1,729,708
5.54% (SOFR Compound Index+0.70%), 04/16/27	16,475		16,554,232
Roche Holdings, Inc. 144A 5.83% (SOFR+0.74%), 11/13/26	2,450		2,465,046
Standard Chartered Bank 5.50% (SOFR+0.65%), 10/08/26	1,500		1,500,612
State Street Corp.
5.51% (SOFR+0.64%), 10/22/27	6,750		6,777,442
5.98% (SOFR+0.84%), 08/03/26	2,500		2,517,160
Toyota Motor Credit Corp.
5.29% (SOFR Compound Index+0.45%), 04/10/26	1,000		1,000,712
5.41% (SOFR+0.60%), 06/09/25	2,675		2,680,953
5.49% (SOFR+0.65%), 01/05/26	6,550		6,574,080

See Notes to Financial Statements

39

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
5.52% (SOFR+0.45%), 05/15/26 †	$2,226		$2,226,764
5.52% (SOFR+0.65%), 03/19/27	8,350		8,371,419
5.56% (SOFR+0.65%), 09/11/25	1,700		1,705,441
5.88% (SOFR+0.77%), 08/07/26	3,750		3,771,785
5.95% (SOFR Compound Index+0.89%), 05/18/26	2,564		2,583,027
UnitedHealth Group, Inc. 5.34% (SOFR+0.50%), 07/15/26	4,175		4,191,560
US Bank NA 5.53% (SOFR+0.69%), 10/22/27	11,500		11,509,932
Verizon Communications, Inc.
5.65% (SOFR Compound Index+0.79%), 03/20/26	2,500		2,512,189
6.48% (Term SOFR USD 3 Month+1.36%), 05/15/25	2,517		2,526,776
Volkswagen Group of America Finance LLC 144A
5.69% (SOFR+0.83%), 03/20/26	5,150		5,156,641
5.84% (SOFR+0.93%), 09/12/25	2,050		2,055,646
6.13% (SOFR+1.06%), 08/14/26	1,050		1,055,141
	Par (000’s	)	Value
United States (continued)
Wells Fargo & Co.
5.91% (SOFR+1.07%), 04/22/28	$23,475		$23,626,437
6.16% (SOFR+1.32%), 04/25/26	3,075		3,085,528
Wells Fargo Bank NA
5.55% (SOFR+0.71%), 01/15/26	1,870		1,878,233
5.64% (SOFR+0.80%), 08/01/25	1,625		1,630,830
5.98% (SOFR+1.07%), 12/11/26	4,121		4,165,598
6.17% (SOFR+1.06%), 08/07/26	3,300		3,328,363
			956,559,246
Total Floating Rate Notes (Cost: $1,715,925,749)			1,721,928,894

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $6,450,895)
State Street Navigator Securities Lending Government Money Market Portfolio	6,450,895		6,450,895
Total Investments: 99.2% (Cost: $1,722,376,644)			1,728,379,789
Other assets less liabilities: 0.8%			14,474,533
NET ASSETS: 100.0%			$1,742,854,322

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,906,579.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $557,838,757, or 32.0% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$1,721,928,894	$—	$1,721,928,894
Money Market Fund	6,450,895	—	—	6,450,895
Total Investments	$6,450,895	$1,721,928,894	$—	$1,728,379,789

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

40

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 98.4%
Argentina: 1.1%
MercadoLibre, Inc. 3.12%, 01/14/31	USD	25		$21,781
Pampa Energia SA 144A
7.50%, 01/24/27	USD	25		25,008
9.12%, 04/15/29	USD	25		25,881
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	25		26,201
Telecom Argentina SA 144A 9.50%, 07/18/31	USD	25		25,813
YPF SA 144A
6.95%, 07/21/27	USD	25		24,409
7.00%, 09/30/33 (s)	USD	25		24,142
7.00%, 12/15/47	USD	25		21,045
8.75%, 09/11/31	USD	25		25,550
9.00%, 02/12/26 (s)	USD	23		23,322
9.00%, 06/30/29 (s)	USD	25		25,838
				268,990
Australia: 1.1%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	50		45,561
4.50%, 09/15/27	USD	25		24,354
6.12%, 04/15/32	USD	50		50,213
Mineral Resources Ltd. 144A
8.12%, 05/01/27	USD	100		100,802
9.25%, 10/01/28	USD	25		26,351
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		27,827
				275,108
Austria: 0.2%
Benteler International AG 144A 10.50% (Term SOFR USD 3 Month+1.85%), 05/15/28	USD	50		51,742
Bermuda: 0.4%
Borr IHC Ltd. / Borr Finance LLC 144A 10.00%, 11/15/28	USD	48		49,501
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	USD	34		2,576
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		48,285
				100,362
Brazil: 5.6%
Adecoagro SA 144A 6.00% (Term SOFR USD 3 Month+1.85%), 09/21/27	USD	50		49,304
Amaggi Luxembourg International Sarl 144A 5.25% (Term SOFR USD 3 Month+1.85%), 01/28/28	USD	50		48,113
	Par (000’s		)	Value
Brazil (continued)
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	USD	50		$44,755
Banco do Brasil SA 144A 6.00%, 03/18/31	USD	50		50,026
Braskem Idesa SAPI 144A 7.45% (Term SOFR USD 3 Month+1.85%), 11/15/29 †	USD	75		59,549
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28 †	USD	50		46,923
4.50%, 01/31/30	USD	50		43,504
5.88%, 01/31/50	USD	50		37,297
BRF SA 144A 4.88%, 01/24/30	USD	50		46,863
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	50		46,620
Cosan Luxembourg SA 144A 5.50%, 09/20/29	USD	50		48,141
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	50		47,825
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	50		49,963
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100		86,541
MV24 Capital BV 144A 6.75%, 06/01/34	USD	20		19,139
Nexa Resources SA 144A 6.50%, 01/18/28	USD	50		51,042
Petrobras Global Finance BV
5.60%, 01/03/31	USD	25		24,738
6.00%, 01/27/28	USD	25		25,353
6.25%, 12/14/26	GBP	100		129,375
6.85%, 06/05/15	USD	50		46,732
6.88%, 01/20/40	USD	25		25,092
6.90%, 03/19/49	USD	25		24,664
7.25%, 03/17/44	USD	25		25,788
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	50		46,254
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	50		48,831
Samarco Mineracao SA 144A 9.00%, 06/30/31	USD	105		99,351
Ultrapar International SA 144A 5.25%, 10/06/26	USD	50		50,036
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	50		49,683
XP, Inc. 144A 3.25%, 07/01/26	USD	50		47,764
				1,419,266
British Virgin Islands: 0.2%
Five Holding Ltd. 144A 9.38%, 10/03/28	USD	50		51,768

See Notes to Financial Statements

41

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Burkina Faso: 0.1%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		$24,399
Canada: 9.1%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	25		23,104
3.88%, 01/15/28	USD	75		71,545
4.00%, 10/15/30	USD	100		90,413
Air Canada 144A 4.62%, 08/15/29	CAD	100		71,350
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50		46,858
Allied Properties Real Estate Investment Trust
1.73%, 02/12/26	CAD	25		17,309
3.10%, 02/06/32	CAD	25		15,145
3.12%, 02/21/30	CAD	25		15,885
AltaGas Ltd.
5.25% (Generic Canadian 5 Year+3.81%), 01/11/82	CAD	15		10,155
7.35% (Generic Canadian 5 Year+4.54%), 08/17/82	CAD	25		18,649
AtkinsRealis Group, Inc. 7.00%, 06/12/26	CAD	25		18,679
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		23,526
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	25		22,655
Bausch + Lomb Corp. 144A 8.38%, 10/01/28	USD	50		52,521
Baytex Energy Corp. 144A 8.50%, 04/30/30	USD	50		50,914
Bombardier, Inc. 144A
7.25%, 07/01/31	USD	75		77,581
7.88% (Term SOFR USD 3 Month+1.85%), 04/15/27	USD	57		57,148
8.75%, 11/15/30	USD	25		27,119
Brookfield Property Finance ULC 3.93%, 01/15/27	CAD	50		34,992
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	50		49,683
Capital Power Corp. 8.12% (Generic Canadian 5 Year+4.44%), 06/05/54	CAD	25		19,219
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	25		24,618
Cineplex, Inc. 144A
	Par (000’s		)	Value
Canada (continued)
7.62%, 03/31/29	CAD	25		$18,770
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	25		8,340
Dye & Durham Ltd. 144A 8.62%, 04/15/29	USD	15		15,914
Eldorado Gold Corp. 144A 6.25%, 09/01/29	USD	25		24,620
Emera, Inc. 6.75%, 06/15/76	USD	50		50,249
Enerflex Ltd. 144A 9.00%, 10/15/27	USD	22		22,914
First Quantum Minerals Ltd. 144A
8.62%, 06/01/31	USD	50		50,644
9.38%, 03/01/29	USD	50		53,220
Garda World Security Corp. 144A
6.00%, 06/01/29	USD	50		46,902
9.50%, 11/01/27	USD	25		25,036
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	25		23,460
4.38%, 08/15/29	USD	25		23,449
4.75%, 06/15/29	USD	25		23,958
5.12%, 12/15/26	USD	25		24,773
6.75%, 01/15/31	USD	25		25,772
goeasy Ltd. 144A
4.38%, 05/01/26 †	USD	25		24,972
7.62%, 07/01/29	USD	15		15,419
9.25%, 12/01/28	USD	15		16,009
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	50		49,422
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC 144A 9.00%, 02/15/29 †	USD	40		41,204
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC 144A 6.00%, 09/15/28	USD	25		24,707
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	25		18,267
Jones Deslauriers Insurance Management, Inc. 144A 8.50%, 03/15/30	USD	25		26,501
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	25		18,630
Laurentian Bank of Canada 5.09% (Canada Bankers’ Acceptances 3 Month+2.42%), 06/15/32	CAD	25		17,507
Mattamy Group Corp. 144A 4.62%, 03/01/30 †	USD	25		23,447

See Notes to Financial Statements

42

	Par (000’s		)	Value
Canada (continued)
MEG Energy Corp. 144A 5.88%, 02/01/29	USD	25		$24,531
Mercer International, Inc. 5.12%, 02/01/29	USD	50		43,213
Methanex Corp. 5.25%, 12/15/29 †	USD	50		48,296
New Gold, Inc. 144A 7.50%, 07/15/27	USD	25		25,422
Northriver Midstream Finance LP 144A 6.75%, 07/15/32	USD	25		25,677
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 †	USD	25		22,798
5.25%, 06/01/27	USD	40		39,296
9.00%, 02/15/30	USD	25		26,658
Open Text Corp. 144A
3.88%, 02/15/28	USD	25		23,537
3.88%, 12/01/29	USD	25		22,828
Parkland Corp. 144A
4.38%, 03/26/29	CAD	50		34,390
4.50%, 10/01/29	USD	75		69,732
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	25		17,026
Rogers Communications, Inc. 5.00% (Generic Canadian 5 Year+3.58%), 12/17/81	CAD	50		35,761
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82	USD	50		49,029
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+3.67%), 03/01/55	USD	25		25,980
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	25		24,834
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	25		23,088
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25		24,709
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		11,096
TransAlta Corp. 7.75%, 11/15/29	USD	25		26,421
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	100		108,081
				2,305,577
Cayman Islands: 1.3%
Arabian Centres Sukuk II Ltd. 144A
	Par (000’s		)	Value
Cayman Islands (continued)
5.62% (Term SOFR USD 3 Month+1.85%), 10/07/26	USD	100		$96,138
Banco BTG Pactual SA 144A 6.25% (Term SOFR USD 3 Month+1.85%), 04/08/29	USD	50		51,152
Banco do Brasil SA 144A 6.25% (Term SOFR USD 3 Month+1.85%), 04/18/30	USD	50		51,168
Global Aircraft Leasing Co. Ltd. 144A 8.75%, 09/01/27	USD	40		41,384
Oryx Funding Ltd. 144A 5.80%, 02/03/31	USD	100		101,211
				341,053
Chile: 0.2%
Latam Airlines Group SA 144A 13.38%, 10/15/29	USD	50		57,607
China: 1.1%
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	USD	300		291,327
Colombia: 2.4%
Banco de Bogota SA 144A 6.25%, 05/12/26	USD	50		50,102
Ecopetrol SA
4.62%, 11/02/31	USD	50		41,259
5.88%, 05/28/45	USD	50		35,227
6.88%, 04/29/30	USD	50		48,756
7.75%, 02/01/32	USD	75		73,171
8.38%, 01/19/36	USD	50		48,901
8.62%, 01/19/29	USD	25		26,554
8.88%, 01/13/33	USD	75		77,101
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		66,179
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100		87,392
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50		48,425
				603,067
Costa Rica: 0.2%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	50		46,350
Cyprus: 0.2%
MHP Lux SA 144A 6.95%, 04/03/26	USD	50		45,113
Czech Republic: 0.8%
Allwyn International AS Reg S 3.88%, 02/15/27	EUR	100		108,382
EP Infrastructure AS Reg S 1.70%, 07/30/26	EUR	100		104,840
				213,222

See Notes to Financial Statements

43

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Denmark: 0.4%
Orsted AS Reg S 1.75% (EUR Swap Annual 5 Year+1.95%), 12/09/19	EUR	100		$101,887
Finland: 0.3%
SBB Treasury Oyj Reg S 1.12%, 11/26/29	EUR	100		77,488
France: 10.8%
Air France-KLM Reg S 8.12%, 05/31/28	EUR	100		121,854
Altice France SA 144A
5.12% (Term SOFR USD 3 Month+1.85%), 07/15/29	USD	100		74,909
5.50%, 10/15/29	USD	50		37,494
Banijay Entertainment SAS 144A 8.12%, 05/01/29	USD	50		51,893
CAB Selas Reg S 3.38%, 02/01/28	EUR	100		100,886
Cerba Healthcare SACA Reg S 3.50%, 05/31/28	EUR	100		90,813
Constellium SE 144A 3.75%, 04/15/29	USD	100		90,581
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100		107,995
Electricite de France SA 144A 9.12% (US Treasury Yield Curve Rate T 5 Year+5.41%), 3/15/2033 (o)	USD	100		113,513
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 6/15/2030 (o)	EUR	200		200,503
Elis SA Reg S 1.62%, 04/03/28	EUR	100		102,638
ELO SACA Reg S 6.00%, 03/22/29	EUR	100		93,986
Eutelsat SA Reg S 2.25%, 07/13/27	EUR	100		97,224
Forvia SE Reg S
2.38%, 06/15/27	EUR	100		102,880
2.75%, 02/15/27	EUR	100		104,178
Iliad Holding SASU 144A
6.50%, 10/15/26	USD	100		100,877
7.00%, 10/15/28	USD	100		101,371
Iliad Holding SASU Reg S 5.12%, 10/15/26	EUR	100		109,989
Loxam SAS Reg S 3.75%, 07/15/26	EUR	100		108,586
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100		107,642
Renault SA Reg S
1.00%, 11/28/25	EUR	75		79,547
2.38%, 05/25/26	EUR	100		106,790
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		103,597
	Par (000’s		)	Value
France (continued)
SNF Group SACA Reg S 2.62%, 02/01/29	EUR	100		$103,204
Tereos Finance Groupe I SA Reg S 7.25%, 04/15/28	EUR	100		113,785
Valeo SE Reg S 1.00%, 08/03/28	EUR	100		97,224
Veolia Environnement SA Reg S 2.50% (EUR Swap Annual 5 Year+2.84%), 9/20/2028 (o)	EUR	100		101,478
Viridien 144A 8.75%, 04/01/27	USD	25		24,184
				2,749,621
Germany: 4.0%
Bayer AG Reg S
3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100		102,867
7.00% (EUR Swap Annual 5 Year+3.90%), 09/25/83	EUR	100		116,016
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100		107,551
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	25		27,806
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100		108,410
IHO Verwaltungs GmbH Reg S 8.75%, 05/15/28	EUR	100		115,412
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		95,130
Nidda Healthcare Holding GmbH Reg S 7.50%, 08/21/26	EUR	66		74,073
Schaeffler AG Reg S
2.88%, 03/26/27	EUR	50		53,946
3.38%, 10/12/28	EUR	100		106,361
ZF Europe Finance BV Reg S 3.00%, 10/23/29	EUR	100		97,214
				1,004,786
Greece: 1.3%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100		110,020
Piraeus Bank SA Reg S 7.25% (EUR Swap Annual 1 Year+3.69%), 07/13/28	EUR	100		118,849
Public Power Corp. SA Reg S 4.38%, 03/30/26	EUR	100		108,774
				337,643
Guatemala: 0.4%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A

See Notes to Financial Statements

44

	Par (000’s		)	Value
Guatemala (continued)
5.25%, 04/27/29	USD	100		$95,986
Hong Kong: 1.8%
Huarong Finance 2017 Co. Ltd. Reg S 4.25%, 11/07/27	USD	200		192,512
Melco Resorts Finance Ltd. 144A
5.62%, 07/17/27	USD	50		48,469
5.75%, 07/21/28	USD	50		47,833
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 07/12/29	USD	183		89,085
Studio City Finance Ltd. 144A 5.00%, 01/15/29	USD	100		90,369
				468,268
India: 1.3%
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		102,815
JSW Steel Ltd. 144A 5.05%, 04/05/32	USD	100		91,110
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	USD	91		89,299
Shriram Finance Ltd. 144A 6.62%, 04/22/27	USD	50		50,599
				333,823
Indonesia: 0.4%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	USD	150		578
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	USD	100		99,704
				100,282
Ireland: 0.9%
C&W Senior Finance Ltd. 144A 6.88%, 09/15/27	USD	50		49,551
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	150		180,192
				229,743
Israel: 0.6%
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	USD	25		23,762
6.75%, 06/30/30	USD	15		13,806
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	25		25,225
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	25		23,852
4.10%, 10/01/46	USD	50		35,304
6.75%, 03/01/28	USD	25		25,587
				147,536
	Par (000’s		)	Value
Italy: 6.9%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/2025 (o)	EUR	100		$107,664
Banco BPM SpA Reg S 3.25% (EUR Swap Annual 5 Year+3.80%), 01/14/31	EUR	100		107,892
BPER Banca SPA Reg S 3.62% (EUR Swap Annual 5 Year+4.08%), 11/30/30	EUR	100		108,423
Infrastrutture Wireless Italiane SpA Reg S 1.88%, 07/08/26	EUR	100		106,106
Intesa Sanpaolo SpA 144A
4.20% (US Treasury Yield Curve Rate T 1 Year+2.60%), 06/01/32	USD	25		21,902
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	25		19,399
Intesa Sanpaolo SpA Reg S
2.92%, 10/14/30	EUR	100		102,863
3.93%, 09/15/26	EUR	100		109,872
Mundys SpA Reg S 1.88%, 02/12/28	EUR	100		103,588
Nexi SpA Reg S 2.12%, 04/30/29	EUR	100		101,831
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 3/24/2029 (o)	EUR	100		100,158
Telecom Italia Capital SA
6.38%, 11/15/33	USD	25		25,297
7.72%, 06/04/38	USD	100		104,235
Telecom Italia SpA Reg S 1.62%, 01/18/29	EUR	100		101,085
Terna - Rete Elettrica Nazionale Reg S 2.38% (EUR Swap Annual 5 Year+2.12%), 11/9/2027 (o)	EUR	100		103,282
UniCredit SpA Reg S 2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200		212,327
UnipolSai Assicurazioni SpA Reg S 3.88%, 03/01/28	EUR	100		109,363
Webuild SpA Reg S 7.00%, 09/27/28	EUR	100		117,954
				1,763,241
Japan: 2.2%
Rakuten Group, Inc. 144A
5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 4/22/2026 (o)	USD	100		96,187
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 4/22/2026 (o) †	USD	25		22,625
9.75%, 04/15/29	USD	50		54,169

See Notes to Financial Statements

45

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Japan (continued)
SoftBank Group Corp. Reg S
5.12%, 09/19/27	USD	200		$198,545
6.88% (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year+4.85%), 7/19/2027 (o)	USD	200		198,775
				570,301
Luxembourg: 7.4%
Aegea Finance Sarl 144A 9.00% (Term SOFR USD 3 Month+1.85%), 01/20/31	USD	50		53,343
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 6.12% (Term SOFR USD 3 Month+1.85%), 10/15/26	USD	100		100,165
Altice Financing SA 144A 5.00% (Term SOFR USD 3 Month+1.85%), 01/15/28	USD	150		127,003
Altice France Holding SA 144A 10.50% (Term SOFR USD 3 Month+1.85%), 05/15/27	USD	150		45,763
Altice France Holding SA Reg S 8.00%, 05/15/27	EUR	100		30,757
Altice France SA 144A 8.12% (Term SOFR USD 3 Month+1.85%), 02/01/27	USD	100		82,899
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26 †	USD	65		56,617
5.25% (Term SOFR USD 3 Month+1.85%), 08/15/27 †	USD	30		18,034
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100		106,095
Cirsa Finance International Sarl Reg S 4.50%, 03/15/27	EUR	100		108,327
Consolidated Energy Finance SA 144A 12.00%, 02/15/31 †	USD	50		48,827
CPI Property Group SA Reg S 1.50%, 01/27/31	EUR	100		85,870
CSN Resources SA 144A 4.62%, 06/10/31	USD	50		39,638
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28	USD	25		22,587
5.88%, 03/30/31	USD	35		29,933
Engineering - Ingegneria Informatica - SpA Reg S 5.88%, 09/30/26	EUR	100		107,001
Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+2.67%), 11/13/2025 (o)	EUR	100		106,662
MC Brazil Downstream Trading Sarl 144A
	Par (000’s		)	Value
Luxembourg (continued)
7.25%, 06/30/31	USD	47		$39,671
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	100		84,699
Petrorio Luxembourg Holding Sarl 144A 6.12%, 06/09/26	USD	50		49,674
SES SA Reg S 2.88% (EUR Swap Annual 5 Year+3.19%), 5/27/2026 (o)	EUR	100		101,587
Stena International SA Reg S 7.25%, 02/15/28	EUR	100		113,573
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100		108,336
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		107,465
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		98,442
				1,872,968
Malta: 0.4%
VistaJet Malta Finance Plc / Vista Management Holding, Inc. 144A
6.38%, 02/01/30 †	USD	50		42,854
7.88%, 05/01/27	USD	50		48,730
				91,584
Mauritius: 0.5%
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	130		121,522
Mexico: 3.7%
Cemex SAB de CV 144A
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	USD	50		48,857
9.12% (US Treasury Yield Curve Rate T 5 Year+5.16%), 3/14/2028 (o)	USD	25		26,630
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50		49,167
Nemak SAB de CV 144A 3.62%, 06/28/31 †	USD	25		19,915
Petroleos Mexicanos
5.35%, 02/12/28	USD	25		23,303
5.95%, 01/28/31	USD	75		64,694
6.50%, 03/13/27	USD	75		73,652
6.62%, 06/15/35	USD	50		41,015
6.70%, 02/16/32	USD	100		88,998
6.75%, 09/21/47	USD	100		71,663
6.84%, 01/23/30	USD	50		46,202
6.88%, 08/04/26	USD	50		50,021
6.95%, 01/28/60	USD	75		53,492
7.69%, 01/23/50	USD	125		97,076
8.75%, 06/02/29	USD	25		25,350
10.00%, 02/07/33 †	USD	25		26,516
Petroleos Mexicanos Reg S

See Notes to Financial Statements

46

	Par (000’s		)	Value
Mexico (continued)
3.75%, 11/16/25	GBP	100		$124,006
				930,557
Morocco: 0.4%
OCP SA 144A 6.88%, 04/25/44	USD	100		98,696
Netherlands: 5.1%
Braskem Netherlands Finance BV 144A 7.25%, 02/13/33	USD	50		48,507
Dufry One BV Reg S 2.00%, 02/15/27	EUR	100		104,513
Odido Holding BV Reg S 3.75%, 01/15/29	EUR	100		106,060
Petrobras Global Finance BV
5.50%, 06/10/51	USD	25		20,326
6.50%, 07/03/33	USD	25		25,499
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	53		57,797
Sunrise FinCo I BV 144A 4.88%, 07/15/31	USD	100		91,590
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 2/12/2029 (o)	EUR	100		99,676
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR	100		108,138
4.38%, 05/09/30	EUR	100		108,275
7.38%, 09/15/29	EUR	100		122,591
United Group BV Reg S 3.62%, 02/15/28	EUR	100		105,172
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100		99,624
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 7/20/2028 (o)	EUR	100		100,398
Ziggo BV 144A 4.88%, 01/15/30	USD	100		92,825
				1,290,991
Oman: 0.2%
Mazoon Assets Co. SAOC 144A 5.25%, 10/09/31	USD	50		49,847
Panama: 0.4%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	USD	72		63,978
Banistmo SA 144A 4.25%, 07/31/27	USD	50		48,114
				112,092
Peru: 0.7%
Minsur SA 144A 4.50%, 10/28/31	USD	50		45,000
Peru LNG Srl 144A 5.38%, 03/22/30	USD	92		82,339
Petroleos del Peru SA 144A
	Par (000’s		)	Value
Peru (continued)
4.75%, 06/19/32	USD	75		$57,651
				184,990
Poland: 0.4%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		91,061
Portugal: 0.4%
EDP SA Reg S 5.94% (EUR Swap Annual 5 Year+3.18%), 04/23/83	EUR	100		114,670
Romania: 0.4%
Banca Transilvania SA Reg S 8.88% (EURIBOR ICE Swap Rate 1 Year+5.58%), 04/27/27	EUR	100		115,041
South Africa: 0.2%
Sasol Financing USA LLC 6.50%, 09/27/28 †	USD	50		48,744
Spain: 2.7%
Abengoa Abenewco 2 SA Reg S
1.50%, 10/26/24 (d) *∞	USD	63		633
1.50%, 10/26/24 (d) *	USD	63		1
Abengoa SA 0.00%, 03/31/27 (s) ^∞	EUR	100		544
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100		109,257
Banco de Sabadell SA Reg S 2.50% (EUR Swap Annual 5 Year+2.95%), 04/15/31	EUR	100		107,015
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	USD	50		43,279
Grifols SA Reg S 3.88%, 10/15/28	EUR	100		98,834
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	100		108,574
Telefonica Europe BV Reg S 3.88% (EUR Swap Annual 8 Year+2.97%), 6/22/2026 (o)	EUR	100		108,715
Unicaja Banco SA Reg S 7.25% (EUR Swap Annual 1 Year+4.25%), 11/15/27	EUR	100		116,299
				693,151
Sweden: 1.6%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/2/2026 (o)	EUR	100		104,524
Intrum AB Reg S 3.00%, 09/15/27	EUR	100		81,006
Verisure Midholding AB Reg S 5.25%, 02/15/29	EUR	100		108,523

See Notes to Financial Statements

47

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Sweden (continued)
Volvo Car AB Reg S 4.25%, 05/31/28	EUR	100		$110,308
				404,361
Tanzania: 0.2%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	40		41,159
Turkey: 2.4%
Akbank TAS 144A 6.80% (Term SOFR USD 3 Month+1.85%), 02/06/26	USD	50		50,878
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	USD	50		51,862
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100		99,964
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100		97,322
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	USD	100		99,755
Turkiye Vakiflar Bankasi TAO 144A 6.50%, 01/08/26	USD	100		101,130
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	100		101,346
				602,257
United Arab Emirates: 0.2%
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	USD	50		45,282
United Kingdom: 10.3%
Ardonagh Finco Ltd. 144A 7.75%, 02/15/31	USD	100		102,619
Aston Martin Capital Holdings Ltd. 144A 10.00%, 03/31/29	USD	50		48,620
Avianca Midco 2 Plc 144A 9.00%, 12/01/28	USD	75		74,157
BCP V Modular Services Finance II Plc Reg S 4.75%, 11/30/28	EUR	100		105,266
Bellis Finco Plc Reg S 4.00%, 02/16/27	GBP	100		120,988
Belron UK Finance Plc 144A 5.75%, 10/15/29	USD	50		50,135
British Telecommunications Plc Reg S 5.12% (EUR Swap Annual 5 Year+2.54%), 10/03/54	EUR	100		112,460
eG Global Finance Plc 144A 12.00%, 11/30/28	USD	100		111,283
Global Auto Holdings Ltd./AAG FH UK Ltd 144A
	Par (000’s		)	Value
United Kingdom (continued)
8.75%, 01/15/32	USD	50		$45,492
Howden UK Refinance Plc / Howden UK Refinance 2 PLC / Howden US Refinance LLC 144A 7.25%, 02/15/31	USD	50		50,942
IHS Holding Ltd. 144A 5.62%, 11/29/26	USD	50		49,197
INEOS Finance Plc Reg S 6.62%, 05/15/28	EUR	100		112,728
INEOS Quattro Finance 2 Plc 144A 9.62%, 03/15/29 †	USD	100		106,057
Jaguar Land Rover Automotive Plc Reg S 4.50%, 07/15/28	EUR	100		109,299
Jerrold Finco Plc Reg S 5.25%, 01/15/27	GBP	100		127,306
Marks & Spencer Plc 144A 7.12%, 12/01/37	USD	40		44,231
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		94,858
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100		103,207
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29	USD	100		92,396
Sisecam UK Plc 144A 8.62%, 05/02/32	USD	50		51,006
Standard Chartered Plc 144A 7.01%, 07/30/37 (o)	USD	50		53,287
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	94		86,059
Vedanta Resources Finance II Plc 144A 10.88%, 09/17/29	USD	50		51,488
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100		97,708
Virgin Media Secured Finance Plc Reg S 4.25%, 01/15/30	GBP	100		113,459
Vmed O2 UK Financing I Plc Reg S 4.00%, 01/31/29	GBP	100		116,030
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	75		78,687
Vodafone Group Plc Reg S 8.00% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.84%), 08/30/86	GBP	100		139,929
WE Soda Investments Holding Plc 144A 9.50%, 10/06/28 †	USD	50		51,685
Zegona Finance Plc Reg S 6.75%, 07/15/29	EUR	100		114,333
				2,614,912

See Notes to Financial Statements

48

	Par (000’s		)	Value
United States: 5.1%
Amer Sports Co. 144A 6.75%, 02/16/31 †	USD	25		$25,418
California Buyer Ltd. / Atlantica Sustainable Infrastructure Plc 144A 6.38%, 02/15/32	USD	50		49,686
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 144A 7.75%, 05/31/32	USD	50		49,939
Kosmos Energy Ltd. 144A 8.75%, 10/01/31 †	USD	50		48,790
Kronos Acquisition Holdings, Inc. 144A 8.25%, 06/30/31	USD	25		24,786
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	75		70,369
MGM China Holdings Ltd. 144A 5.88%, 05/15/26 †	USD	100		99,547
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	84		82,328
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50		45,942
Optics Bidco SpA 144A 7.72%, 06/04/38	USD	100		106,229
Optics Bidco SpA Reg S 7.88%, 07/31/28	EUR	100		122,840
Playtika Holding Corp. 144A 4.25%, 03/15/29	USD	25		22,579
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		105,132
Ritchie Bros Holdings, Inc. 144A 7.75%, 03/15/31	USD	50		52,742
Sasol Financing USA LLC
4.38%, 09/18/26 †	USD	50		48,321
5.50%, 03/18/31	USD	50		43,190
Telesat Canada / Telesat LLC 144A 6.50%, 10/15/27	USD	25		7,855
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	75		69,715
5.50%, 01/15/26	USD	25		24,732
	Par (000’s		)	Value
United States (continued)
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	USD	125		$123,321
6.88%, 04/14/28	USD	50		50,479
6.88%, 04/23/32	USD	25		24,444
				1,298,384
Uzbekistan: 0.2%
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		43,872
Zambia: 0.2%
First Quantum Minerals Ltd. 144A 6.88%, 10/15/27	USD	50		49,703
Total Corporate Bonds (Cost: $26,186,767)				24,991,400

	Number of Shares
COMMON STOCK: 0.0% (Cost: $12,697)
Luxembourg: 0.0%
Codere Group Topco SA (EUR)		402		12,665

WARRANTS: 0.0% (Cost: $0)
Luxembourg: 0.0%
Codere Group Topco SA, 0.00, exp. 10/15/34∞		10,000		0

Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $26,199,464)				25,004,065

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3%
Money Market Fund: 3.3% (Cost: $831,568)
State Street Navigator Securities Lending Government Money Market Portfolio		831,568		831,568
Total Investments: 101.7% (Cost: $27,031,032)				25,835,633
Liabilities in excess of other assets: (1.7)%				(428,409)
NET ASSETS: 100.0%				$25,407,224

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Financial Statements

49

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(s)	The rate shown reflects the rate in effect at October 31, 2024. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $871,607.
(o)	Perpetual Maturity — the date shown is the next call date
*	Non-income producing
(d)	Security in default

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,918,825, or 43.0% of net assets.

See Notes to Financial Statements

50

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$268,990	$—	$268,990
Australia	—	275,108	—	275,108
Austria	—	51,742	—	51,742
Bermuda	—	97,786	2,576	100,362
Brazil	—	1,419,266	—	1,419,266
British Virgin Islands	—	51,768	—	51,768
Burkina Faso	—	24,399	—	24,399
Canada	—	2,305,577	—	2,305,577
Cayman Islands	—	341,053	—	341,053
Chile	—	57,607	—	57,607
China	—	291,327	—	291,327
Colombia	—	603,067	—	603,067
Costa Rica	—	46,350	—	46,350
Cyprus	—	45,113	—	45,113
Czech Republic	—	213,222	—	213,222
Denmark	—	101,887	—	101,887
Finland	—	77,488	—	77,488
France	—	2,749,621	—	2,749,621
Germany	—	1,004,786	—	1,004,786
Greece	—	337,643	—	337,643
Guatemala	—	95,986	—	95,986
Hong Kong	—	468,268	—	468,268
India	—	333,823	—	333,823
Indonesia	—	100,282	—	100,282
Ireland	—	229,743	—	229,743
Israel	—	147,536	—	147,536
Italy	—	1,763,241	—	1,763,241
Japan	—	570,301	—	570,301
Luxembourg	—	1,872,968	—	1,872,968
Malta	—	91,584	—	91,584
Mauritius	—	121,522	—	121,522
Mexico	—	930,557	—	930,557
Morocco	—	98,696	—	98,696
Netherlands	—	1,290,991	—	1,290,991
Oman	—	49,847	—	49,847
Panama	—	112,092	—	112,092
Peru	—	184,990	—	184,990
Poland	—	91,061	—	91,061
Portugal	—	114,670	—	114,670
Romania	—	115,041	—	115,041
South Africa	—	48,744	—	48,744
Spain	—	691,974	1,177	693,151
Sweden	—	404,361	—	404,361
Tanzania	—	41,159	—	41,159
Turkey	—	602,257	—	602,257
United Arab Emirates	—	45,282	—	45,282
United Kingdom	—	2,614,912	—	2,614,912
United States	—	1,298,384	—	1,298,384
Uzbekistan	—	43,872	—	43,872
Zambia	—	49,703	—	49,703
Common Stock *	—	—	12,665	12,665
Warrants *	—	—	0	0
Money Market Fund	831,568	—	—	831,568
Total Investments	$831,568	$24,987,647	$16,418	$25,835,633

See Notes to Financial Statements

51

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

52

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 6.2%
Canada: 0.0%
Export Development Canada Reg S 30.00%, 12/05/25	TRY	34,000		$876,344
Cayman Islands: 0.2%
QNB Finance Ltd. 13.50%, 10/06/25	TRY	30,800		730,608
QNB Finance Ltd. Reg S
3.50%, 03/09/26	CNY	14,100		2,006,497
6.90%, 01/23/25	IDR	45,000,000		2,859,664
				5,596,769
Germany: 0.1%
Kreditanstalt fuer Wiederaufbau 0.62%, 07/25/25	PLN	16,000		3,866,791
Luxembourg: 0.6%
European Investment Bank Reg S
1.00%, 02/25/28	PLN	20,442		4,422,147
2.88%, 11/15/29	PLN	4,100		898,197
3.00%, 01/27/26	CZK	47,200		2,022,081
3.00%, 11/25/29	PLN	34,250		7,538,897
7.40%, 10/23/33	INR	78,000		951,570
				15,832,892
South Africa: 0.2%
Eskom Holdings SOC Ltd.
0.00%, 08/18/27 ^	ZAR	79,665		3,111,849
7.50%, 09/15/33	ZAR	11,000		497,655
7.85%, 04/02/26	ZAR	24,350		1,353,666
Transnet SOC Ltd. 9.50%, 08/19/25	ZAR	21,000		1,180,184
Transnet SOC Ltd. Reg S 13.50%, 04/18/28	ZAR	4,300		261,861
				6,405,215
Supranational: 2.3%
European Investment Bank 8.12%, 12/21/26	ZAR	196,885		11,273,699
European Investment Bank 144A 5.75%, 01/24/25	IDR	51,750,000		3,288,853
European Investment Bank Reg S
2.75%, 08/25/26	PLN	55,008		13,131,132
8.00%, 05/05/27	ZAR	15,790		899,969
International Finance Corp.
7.00%, 07/20/27	MXN	265,610		12,360,489
7.50%, 01/18/28	MXN	110,150		5,201,009
7.75%, 01/18/30	MXN	159,200		7,433,756
8.00%, 07/27/27	ZAR	3,050		174,909
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	239,210		11,192,895
				64,956,711
	Par (000’s		)	Value
United Kingdom: 1.3%
European Bank for Reconstruction & Development
0.87%, 03/04/26	PLN	7,000		$1,624,275
3.70%, 02/02/26	CZK	114,000		4,907,429
4.25%, 02/07/28	IDR	47,900,000		2,872,610
5.67%, 11/04/24	CZK	44,200		1,895,808
6.25%, 04/11/28	INR	117,000		1,368,331
30.00%, 08/25/25	TRY	117,100		3,163,999
European Bank for Reconstruction & Development Reg S
3.01%, 03/13/28	PLN	20,740		4,784,261
5.08%, 12/15/25	MXN	339,790		16,025,560
				36,642,273
United States: 1.5%
Inter-American Development Bank
7.00%, 01/25/29	INR	168,000		1,994,772
7.35%, 10/06/30	INR	75,000		905,008
International Bank for Reconstruction & Development
2.00%, 02/18/26	CNY	30,000		4,215,282
2.75%, 01/19/27	CNY	21,000		2,982,235
2.75%, 07/26/34	CNY	14,000		2,020,525
4.25%, 01/22/26	MXN	155,000		7,236,015
4.60%, 02/09/26	IDR	41,600,000		2,592,463
5.30%, 06/25/30	MXN	62,000		2,534,338
5.73%, 08/02/27	PLN	3,600		904,202
6.75%, 09/08/27	INR	77,000		912,154
7.25%, 01/21/27	MXN	217,350		10,352,764
8.50%, 04/06/26	MXN	17,500		851,129
International Finance Corp.
5.02%, 02/11/28	MXN	40,000		1,737,792
12.00%, 11/03/27	COP	7,100,000		1,716,469
				40,955,148
Total Corporate Bonds (Cost: $197,026,217)				175,132,143

GOVERNMENT OBLIGATIONS: 90.8%
Brazil: 6.3%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/25 ^	BRL	129,980		20,846,936
0.00%, 01/01/26 ^	BRL	189,080		28,416,372
0.00%, 07/01/26 ^	BRL	216,550		30,620,577
0.00%, 07/01/27 ^	BRL	102,000		12,773,856
0.00%, 01/01/28 ^	BRL	61,110		7,187,382
0.00%, 01/01/30 ^	BRL	53,420		4,926,527
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/27	BRL	132,760		21,735,556
10.00%, 01/01/29	BRL	147,495		23,263,412
10.00%, 01/01/31	BRL	79,600		12,178,140
10.00%, 01/01/33	BRL	67,730		10,163,523

See Notes to Financial Statements

53

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Brazil (continued)
10.00%, 01/01/35	BRL	30,880		$4,568,010
				176,680,291
Chile: 3.3%
Bonos de la Tesoreria de la Republica de Chile
4.50%, 03/01/26	CLP	3,275,000		3,399,549
5.00%, 03/01/35	CLP	11,650,000		11,627,775
6.00%, 01/01/43	CLP	10,065,000		11,393,071
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
2.30%, 10/01/28	CLP	680,000		633,257
4.70%, 09/01/30	CLP	13,675,000		13,538,579
5.00%, 10/01/28	CLP	4,240,000		4,341,669
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27 ^	CLP	9,495,000		8,673,557
0.00%, 04/01/29 ^	CLP	11,610,000		9,572,934
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
5.80%, 10/01/29	CLP	4,965,000		5,255,000
6.00%, 04/01/33	CLP	14,305,000		15,241,651
6.20%, 10/01/40	CLP	4,930,000		5,625,665
7.00%, 05/01/34	CLP	2,750,000		3,192,456
				92,495,163
China: 9.6%
Asian Infrastructure Investment Bank Reg S
5.00%, 03/05/26	MXN	55,650		2,588,658
30.00%, 09/29/27	TRY	17,000		517,686
China Government Bond
1.62%, 08/15/27	CNY	1,420		199,847
1.85%, 05/15/27	CNY	13,200		1,867,677
1.91%, 07/15/29	CNY	7,700		1,087,289
2.05%, 04/15/29	CNY	27,980		3,969,535
2.11%, 08/25/34	CNY	18,430		2,580,789
2.17%, 08/29/34	CNY	21,800		3,060,687
2.18%, 08/25/25	CNY	23,410		3,309,822
2.18%, 08/15/26	CNY	7,300		1,037,822
2.19%, 09/25/54	CNY	2,960		400,734
2.25%, 08/29/39	CNY	9,170		1,279,768
2.27%, 05/25/34	CNY	30,520		4,338,967
2.28%, 11/25/25	CNY	19,640		2,784,473
2.28%, 03/25/31	CNY	16,450		2,346,514
2.30%, 05/15/26	CNY	25,890		3,683,730
2.33%, 08/15/44	CNY	6,940		969,915
2.35%, 02/25/34	CNY	11,140		1,588,939
2.37%, 01/20/27	CNY	14,920		2,132,845
2.37%, 01/15/29	CNY	26,650		3,828,881
2.39%, 11/15/26	CNY	37,800		5,400,938
2.40%, 07/15/28	CNY	12,110		1,738,710
2.44%, 10/15/27	CNY	26,900		3,869,186
2.46%, 02/15/26	CNY	2,120		301,585
2.47%, 07/25/54	CNY	10,760		1,551,328
2.48%, 04/15/27	CNY	33,690		4,834,192
2.48%, 09/25/28	CNY	5,570		802,750
2.49%, 05/25/44	CNY	13,030		1,866,185
	Par (000’s		)	Value
China (continued)
2.50%, 07/25/27	CNY	24,910		$3,581,421
2.52%, 08/25/33	CNY	41,120		5,938,853
2.54%, 12/25/30	CNY	32,740		4,745,339
2.55%, 10/15/28	CNY	32,830		4,746,210
2.57%, 05/20/54	CNY	22,180		3,274,841
2.60%, 09/15/30	CNY	34,620		5,034,563
2.60%, 09/01/32	CNY	23,120		3,364,499
2.62%, 04/15/28	CNY	28,290		4,089,402
2.62%, 09/25/29	CNY	30,420		4,427,074
2.62%, 06/25/30	CNY	21,300		3,100,364
2.64%, 01/15/28	CNY	25,910		3,745,199
2.67%, 05/25/33	CNY	24,480		3,578,591
2.67%, 11/25/33	CNY	43,510		6,368,958
2.68%, 05/21/30	CNY	43,480		6,356,223
2.69%, 08/12/26	CNY	47,900		6,870,834
2.69%, 08/15/32	CNY	24,580		3,598,936
2.75%, 06/15/29	CNY	29,140		4,258,695
2.75%, 02/17/32	CNY	29,530		4,341,304
2.76%, 05/15/32	CNY	25,610		3,770,313
2.79%, 12/15/29	CNY	28,690		4,212,458
2.80%, 03/24/29	CNY	32,040		4,685,232
2.80%, 03/25/30	CNY	30,310		4,451,855
2.80%, 11/15/32	CNY	32,990		4,870,349
2.85%, 06/04/27	CNY	47,560		6,893,846
2.88%, 02/25/33	CNY	29,680		4,426,569
2.89%, 11/18/31	CNY	31,870		4,730,169
2.91%, 10/14/28	CNY	39,460		5,783,312
3.00%, 10/15/53	CNY	17,390		2,785,807
3.01%, 05/13/28	CNY	39,870		5,852,278
3.02%, 10/22/25	CNY	35,780		5,108,912
3.02%, 05/27/31	CNY	48,940		7,325,903
3.03%, 03/11/26	CNY	21,530		3,090,866
3.12%, 12/05/26	CNY	27,190		3,946,961
3.12%, 10/25/52	CNY	23,610		3,829,585
3.13%, 11/21/29	CNY	25,080		3,753,590
3.19%, 04/15/53	CNY	11,960		1,967,469
3.22%, 12/06/25	CNY	19,050		2,730,814
3.25%, 06/06/26	CNY	33,180		4,794,461
3.25%, 11/22/28	CNY	23,190		3,459,841
3.27%, 11/19/30	CNY	44,590		6,773,188
3.28%, 12/03/27	CNY	34,920		5,162,547
3.29%, 05/23/29	CNY	33,540		5,046,048
3.32%, 04/15/52	CNY	17,770		2,977,272
3.53%, 10/18/51	CNY	16,480		2,855,664
3.72%, 04/12/51	CNY	16,870		3,003,553
3.81%, 09/14/50	CNY	33,190		5,985,497
				269,635,117
Colombia: 4.4%
Colombian TES
5.75%, 11/03/27	COP	27,465,500		5,637,561
6.00%, 04/28/28	COP	67,825,100		13,674,638
6.25%, 11/26/25	COP	12,181,000		2,743,774
6.25%, 07/09/36	COP	33,341,000		5,194,412
7.00%, 03/26/31	COP	55,377,000		10,644,171
7.00%, 06/30/32	COP	50,371,200		9,329,655
7.25%, 10/18/34	COP	53,111,700		9,439,287
7.25%, 10/26/50	COP	68,708,200		10,116,911
7.50%, 08/26/26	COP	55,112,100		12,242,695

See Notes to Financial Statements

54

	Par (000’s		)	Value
Colombia (continued)
7.75%, 09/18/30	COP	41,657,100		$8,442,445
9.25%, 05/28/42	COP	96,005,400		18,132,668
11.50%, 07/25/46	COP	28,009,000		6,269,307
13.25%, 02/09/33	COP	50,141,000		12,825,708
				124,693,232
Czech Republic: 4.9%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	107,460		3,836,250
0.25%, 02/10/27	CZK	205,900		8,200,649
1.20%, 03/13/31	CZK	211,340		7,709,669
1.50%, 04/24/40	CZK	118,760		3,527,266
1.75%, 06/23/32	CZK	204,610		7,521,347
1.95%, 07/30/37	CZK	92,660		3,107,015
2.00%, 10/13/33	CZK	232,500		8,455,912
2.75%, 07/23/29	CZK	236,060		9,698,458
3.00%, 03/03/33	CZK	65,240		2,592,969
3.50%, 05/30/35	CZK	150,640		6,119,325
3.60%, 06/03/36	CZK	23,140		939,407
4.50%, 11/11/32	CZK	142,600		6,315,118
4.90%, 04/14/34	CZK	142,220		6,476,888
5.00%, 09/30/30	CZK	191,340		8,718,969
5.50%, 12/12/28	CZK	135,930		6,241,767
5.75%, 03/29/29	CZK	94,940		4,408,353
6.00%, 02/26/26	CZK	33,380		1,477,718
6.20%, 06/16/31	CZK	58,380		2,844,687
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	240,120		8,851,815
1.00%, 06/26/26	CZK	242,530		9,974,994
2.40%, 09/17/25	CZK	138,370		5,883,857
2.50%, 08/25/28	CZK	233,990		9,628,366
4.20%, 12/04/36	CZK	127,090		5,464,510
				137,995,309
Dominican Republic: 1.3%
Dominican Republic International Bond 144A
10.75%, 06/01/36	DOP	583,300		10,345,430
11.25%, 09/15/35	DOP	58,000		1,057,330
13.62%, 02/03/33	DOP	770,150		15,491,293
Dominican Republic International Bond Reg S
11.25%, 09/15/35	DOP	367,650		6,702,198
13.62%, 02/03/33	DOP	124,680		2,507,894
				36,104,145
Hungary: 4.0%
Hungary Government Bond
1.00%, 11/26/25 †	HUF	3,261,050		8,298,736
1.50%, 04/22/26	HUF	2,803,070		7,005,065
1.50%, 08/26/26	HUF	1,790,320		4,397,620
2.00%, 05/23/29	HUF	3,638,080		7,956,541
2.25%, 04/20/33	HUF	3,743,060		7,119,822
2.25%, 06/22/34	HUF	1,170,250		2,126,976
2.75%, 12/22/26	HUF	2,289,650		5,667,681
	Par (000’s		)	Value
Hungary (continued)
3.00%, 10/27/27	HUF	3,410,440		$8,226,860
3.00%, 08/21/30	HUF	3,174,360		6,985,376
3.00%, 10/27/38	HUF	2,475,530		4,313,185
3.00%, 04/25/41	HUF	1,601,040		2,621,637
3.25%, 10/22/31	HUF	4,002,780		8,653,982
4.50%, 03/23/28 †	HUF	1,527,210		3,811,042
4.75%, 11/24/32	HUF	3,327,700		7,765,144
5.50%, 06/24/25	HUF	2,161,450		5,753,436
6.75%, 10/22/28	HUF	4,678,370		12,490,964
7.00%, 10/24/35	HUF	1,544,850		4,146,438
9.50%, 10/21/26	HUF	2,398,560		6,731,950
				114,072,455
India: 4.7%
India Government Bond
5.77%, 08/03/30	INR	273,010		3,092,370
5.79%, 05/11/30	INR	645,300		7,343,433
5.85%, 12/01/30	INR	479,320		5,443,444
6.10%, 07/12/31	INR	522,400		5,987,239
6.45%, 10/07/29	INR	248,070		2,920,683
6.54%, 01/17/32	INR	471,040		5,524,281
6.67%, 12/17/50	INR	712,900		8,238,690
6.99%, 12/15/51	INR	393,500		4,718,433
7.02%, 06/18/31	INR	155,530		1,870,811
7.04%, 06/03/29	INR	98,430		1,182,899
7.06%, 04/10/28	INR	189,470		2,280,253
7.10%, 04/18/29	INR	580,590		6,990,435
7.10%, 04/08/34	INR	449,600		5,442,833
7.16%, 09/20/50	INR	264,460		3,246,526
7.17%, 04/17/30	INR	96,550		1,167,907
7.18%, 08/14/33	INR	943,470		11,456,424
7.18%, 07/24/37	INR	529,250		6,478,449
7.26%, 01/14/29	INR	386,030		4,678,472
7.26%, 08/22/32	INR	431,300		5,272,735
7.26%, 02/06/33	INR	175,000		2,138,950
7.30%, 06/19/53	INR	674,380		8,386,464
7.32%, 11/13/30	INR	183,400		2,242,114
7.36%, 09/12/52	INR	451,870		5,631,387
7.37%, 10/23/28	INR	120,230		1,459,933
7.37%, 01/23/54	INR	15,820		198,953
7.38%, 06/20/27	INR	303,050		3,669,191
7.41%, 12/19/36	INR	646,580		8,006,050
7.54%, 05/23/36	INR	439,740		5,500,594
7.72%, 06/15/49	INR	148,600		1,928,113
				132,498,066
Indonesia: 7.9%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	112,895,000		6,977,623
5.50%, 04/15/26	IDR	100,245,000		6,303,204
6.12%, 05/15/28	IDR	64,652,000		4,063,869
6.25%, 06/15/36	IDR	58,110,000		3,566,092
6.38%, 08/15/28	IDR	96,145,000		6,075,972
6.38%, 04/15/32	IDR	163,480,000		10,174,820
6.38%, 07/15/37	IDR	20,000,000		1,234,635
6.50%, 06/15/25	IDR	41,180,000		2,628,226
6.50%, 07/15/30	IDR	3,040,000		191,703
6.50%, 02/15/31	IDR	164,497,000		10,346,699
6.62%, 05/15/33	IDR	90,383,000		5,697,152
6.62%, 02/15/34	IDR	162,720,000		10,234,409

See Notes to Financial Statements

55

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Indonesia (continued)
6.75%, 07/15/35	IDR	7,640,000		$481,478
6.88%, 04/15/29	IDR	127,158,000		8,164,200
7.00%, 05/15/27	IDR	107,558,000		6,935,726
7.00%, 09/15/30	IDR	166,795,000		10,751,290
7.00%, 02/15/33	IDR	146,858,000		9,457,955
7.12%, 06/15/38	IDR	99,470,000		6,407,433
7.12%, 06/15/42	IDR	111,662,000		7,200,225
7.12%, 06/15/43	IDR	85,610,000		5,504,704
7.50%, 08/15/32	IDR	57,300,000		3,794,980
7.50%, 06/15/35	IDR	126,720,000		8,422,137
7.50%, 05/15/38	IDR	61,339,000		4,066,352
7.50%, 04/15/40	IDR	141,632,000		9,442,284
8.25%, 05/15/29	IDR	135,631,000		9,172,181
8.25%, 06/15/32	IDR	40,064,000		2,795,112
8.25%, 05/15/36	IDR	98,695,000		6,915,127
8.38%, 09/15/26	IDR	134,862,000		8,883,793
8.38%, 03/15/34	IDR	165,318,000		11,590,482
8.38%, 04/15/39	IDR	60,773,000		4,358,812
8.75%, 05/15/31	IDR	70,137,000		4,926,124
9.00%, 03/15/29	IDR	103,832,000		7,181,906
9.50%, 07/15/31	IDR	30,011,000		2,184,732
10.50%, 08/15/30	IDR	47,802,000		3,598,231
11.00%, 09/15/25	IDR	20,032,000		1,325,367
Perusahaan Penerbit SBSN
4.88%, 07/15/26	IDR	45,390,000		2,812,540
5.88%, 07/15/28	IDR	33,360,000		2,083,441
6.38%, 03/15/34	IDR	43,510,000		2,708,533
6.88%, 03/15/36	IDR	24,600,000		1,579,796
8.88%, 11/15/31	IDR	44,820,000		3,212,516
				223,451,861
Malaysia: 7.8%
Malaysia Government Bond
2.63%, 04/15/31	MYR	35,056		7,431,187
3.50%, 05/31/27	MYR	27,757		6,335,729
3.52%, 04/20/28	MYR	14,577		3,319,653
3.58%, 07/15/32	MYR	19,276		4,305,761
3.73%, 06/15/28	MYR	25,730		5,896,349
3.76%, 05/22/40	MYR	29,058		6,411,549
3.83%, 07/05/34	MYR	24,418		5,532,708
3.88%, 08/15/29	MYR	31,777		7,325,867
3.90%, 11/30/26	MYR	24,171		5,571,078
3.90%, 11/16/27	MYR	26,595		6,136,071
3.91%, 07/15/26	MYR	19,062		4,388,019
3.96%, 09/15/25	MYR	29,073		6,675,456
4.05%, 04/18/39	MYR	4,005		918,462
4.07%, 06/15/50	MYR	30,177		6,736,664
4.18%, 05/16/44	MYR	3,400		779,516
4.25%, 05/31/35	MYR	17,328		4,059,130
4.46%, 03/31/53	MYR	22,443		5,311,967
4.50%, 04/30/29	MYR	10,728		2,534,535
4.64%, 11/07/33	MYR	26,445		6,360,354
4.70%, 10/15/42	MYR	29,258		7,181,385
4.76%, 04/07/37	MYR	28,849		7,078,512
4.89%, 06/08/38	MYR	26,160		6,523,325
4.92%, 07/06/48	MYR	19,547		4,932,824
		Par (000’s	)	Value
Malaysia (continued)
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	24,922		$5,673,226
3.45%, 07/15/36	MYR	20,176		4,376,664
3.46%, 10/15/30	MYR	30,369		6,831,102
3.60%, 07/31/28	MYR	20,347		4,646,646
3.73%, 03/31/26	MYR	25,729		5,904,075
3.80%, 10/08/31	MYR	7,710		1,749,203
3.99%, 10/15/25	MYR	23,699		5,446,049
4.07%, 09/30/26	MYR	32,672		7,547,791
4.12%, 11/30/34	MYR	25,450		5,891,319
4.13%, 08/15/25	MYR	13,339		3,065,478
4.13%, 07/09/29	MYR	26,243		6,114,846
4.19%, 10/07/32	MYR	23,279		5,419,525
4.25%, 09/30/30	MYR	22,657		5,310,841
4.26%, 07/26/27	MYR	11,770		2,739,302
4.29%, 08/14/43	MYR	27,198		6,305,573
4.37%, 10/31/28	MYR	25,985		6,100,875
4.42%, 09/30/41	MYR	20,038		4,762,034
4.47%, 09/15/39	MYR	32,515		7,801,742
4.66%, 03/31/38	MYR	10,250		2,498,006
				219,930,398
Mexico: 5.1%
Mexican Bonos
5.50%, 03/04/27	MXN	154,122		6,987,024
5.75%, 03/05/26	MXN	12,192		574,576
7.00%, 09/03/26	MXN	107,913		5,100,069
7.50%, 06/03/27	MXN	120,573		5,692,711
7.50%, 05/26/33	MXN	381,886		16,288,288
7.75%, 05/29/31	MXN	430,342		19,276,815
7.75%, 11/23/34	MXN	290,319		12,414,554
7.75%, 11/13/42	MXN	451,716		17,856,852
8.00%, 05/24/35	MXN	25,166		1,093,131
8.00%, 11/07/47	MXN	311,501		12,430,722
8.00%, 07/31/53	MXN	394,745		15,565,261
8.50%, 03/01/29	MXN	102,722		4,862,684
8.50%, 05/31/29	MXN	183,584		8,697,545
8.50%, 11/18/38	MXN	254,555		11,131,038
10.00%, 11/20/36	MXN	95,807		4,767,165
				142,738,435
Peru: 3.4%
Peru Government Bond
5.35%, 08/12/40	PEN	28,639		6,240,855
5.40%, 08/12/34	PEN	42,010		10,028,339
5.94%, 02/12/29	PEN	34,572		9,420,361
6.15%, 08/12/32	PEN	52,255		13,580,484
6.35%, 08/12/28	PEN	18,838		5,226,100
6.90%, 08/12/37	PEN	50,684		13,124,613
6.95%, 08/12/31	PEN	49,267		13,587,115
8.20%, 08/12/26	PEN	10,477		2,953,124
Peru Government Bond 144A Reg S
7.30%, 08/12/33	PEN	44,053		12,178,128
7.60%, 08/12/39	PEN	40,585		11,068,530
				97,407,649
Philippines: 0.1%
Asian Development Bank
2.50%, 02/15/27	CNY	14,000		1,987,280

See Notes to Financial Statements

56

	Par (000’s		)	Value
Poland: 4.5%
Republic of Poland Government Bond
0.00%, 10/25/25 ^	PLN	21,462		$5,151,058
0.25%, 10/25/26	PLN	32,485		7,401,396
1.25%, 10/25/30	PLN	62,493		12,161,699
1.75%, 04/25/32	PLN	60,432		11,445,948
2.50%, 07/25/26	PLN	11,639		2,787,470
2.50%, 07/25/27	PLN	52,011		12,134,127
2.75%, 04/25/28	PLN	19,426		4,456,973
2.75%, 10/25/29	PLN	46,399		10,187,910
3.25%, 07/25/25 †	PLN	27,279		6,777,663
3.75%, 05/25/27	PLN	37,181		8,978,402
4.75%, 07/25/29	PLN	42,165		10,163,172
5.00%, 10/25/34 †	PLN	21,690		5,038,852
6.00%, 10/25/33 †	PLN	65,972		16,574,638
7.50%, 07/25/28	PLN	50,576		13,496,560
				126,755,868
Romania: 4.5%
Romania Government Bond
2.50%, 10/25/27	RON	23,045		4,521,393
3.25%, 06/24/26	RON	25,380		5,297,262
3.50%, 11/25/25	RON	19,785		4,213,801
3.65%, 07/28/25	RON	22,310		4,789,330
3.65%, 09/24/31	RON	24,715		4,523,776
4.15%, 01/26/28	RON	24,810		5,107,514
4.15%, 10/24/30	RON	23,745		4,560,917
4.25%, 04/28/36	RON	19,710		3,448,706
4.75%, 10/11/34	RON	25,040		4,678,149
4.85%, 04/22/26	RON	25,030		5,366,016
4.85%, 07/25/29	RON	28,115		5,720,688
5.00%, 02/12/29	RON	25,935		5,375,640
5.80%, 07/26/27	RON	25,730		5,579,178
6.30%, 04/25/29	RON	15,880		3,436,600
6.70%, 02/25/32	RON	28,955		6,263,295
7.10%, 07/31/34 †	RON	16,220		3,607,983
7.20%, 10/28/26	RON	27,395		6,088,335
7.20%, 05/31/27	RON	25,000		5,565,233
7.20%, 10/30/33	RON	29,350		6,566,050
7.35%, 04/28/31	RON	28,795		6,479,346
7.90%, 02/24/38	RON	27,075		6,459,235
8.00%, 04/29/30	RON	28,030		6,476,413
8.25%, 09/29/32	RON	27,450		6,461,872
8.75%, 10/30/28	RON	27,285		6,401,517
				126,988,249
Serbia: 1.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	885,150		8,234,526
4.50%, 08/20/32	RSD	1,146,500		10,381,400
5.88%, 02/08/28	RSD	915,500		8,992,390
7.00%, 10/26/31	RSD	885,900		9,285,044
				36,893,360
South Africa: 6.1%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	129,013		5,189,418
6.50%, 02/28/41	ZAR	115,080		4,284,537
7.00%, 02/28/31	ZAR	267,328		13,248,824
		Par (000’s	)	Value
South Africa (continued)
8.00%, 01/31/30	ZAR	439,460		$23,547,900
8.25%, 03/31/32	ZAR	399,935		20,676,474
8.50%, 01/31/37	ZAR	386,091		18,293,832
8.75%, 01/31/44	ZAR	335,707		15,193,157
8.75%, 02/28/48	ZAR	523,857		23,759,377
8.88%, 02/28/35	ZAR	420,890		21,332,296
9.00%, 01/31/40	ZAR	332,288		15,784,860
10.50%, 12/21/26	ZAR	120,864		7,112,529
11.62%, 03/31/53	ZAR	75,681		4,410,302
				172,833,506
Thailand: 7.9%
Thailand Government Bond
0.95%, 06/17/25	THB	301,834		8,881,044
1.00%, 06/17/27	THB	408,030		11,751,556
1.58%, 12/17/35	THB	269,432		7,300,803
1.60%, 12/17/29	THB	266,712		7,665,139
1.60%, 06/17/35	THB	122,609		3,338,027
2.00%, 12/17/31	THB	414,097		12,038,385
2.00%, 06/17/42	THB	191,546		5,055,274
2.12%, 12/17/26	THB	310,166		9,197,737
2.25%, 03/17/27	THB	312,745		9,299,737
2.35%, 06/17/26	THB	291,897		8,685,302
2.40%, 11/17/27	THB	271,305		8,104,878
2.40%, 03/17/29	THB	286,002		8,552,589
2.50%, 11/17/29	THB	127,710		3,835,327
2.65%, 06/17/28	THB	347,632		10,479,940
2.80%, 06/17/34	THB	263,375		8,057,571
2.88%, 12/17/28	THB	256,797		7,819,517
2.88%, 06/17/46	THB	228,964		6,606,303
3.30%, 06/17/38	THB	332,310		10,586,452
3.35%, 06/17/33	THB	327,211		10,405,338
3.39%, 06/17/37	THB	341,983		10,995,537
3.40%, 06/17/36	THB	251,378		8,087,532
3.45%, 06/17/43	THB	371,800		11,884,221
3.65%, 06/20/31	THB	250,866		8,061,478
3.77%, 06/25/32	THB	311,051		10,120,239
3.85%, 12/12/25	THB	236,414		7,136,989
4.88%, 06/22/29	THB	303,801		10,061,163
				224,008,078
Turkey: 2.6%
Turkiye Government Bond
10.50%, 08/11/27	TRY	198,119		3,467,259
10.60%, 02/11/26	TRY	75,018		1,593,590
11.00%, 02/24/27	TRY	61,739		1,196,421
11.70%, 11/13/30	TRY	111,519		1,835,004
12.40%, 03/08/28	TRY	284,571		5,200,001
12.60%, 10/01/25	TRY	148,314		3,432,912
16.90%, 09/02/26	TRY	123,428		2,686,636
17.30%, 07/19/28	TRY	348,165		7,017,758
17.80%, 07/13/33	TRY	208,760		4,042,451
26.20%, 10/05/33	TRY	854,895		23,222,815
31.08%, 11/08/28	TRY	663,030		18,773,584
				72,468,431
Uruguay: 1.1%
Uruguay Government International Bond

See Notes to Financial Statements

57

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Uruguay (continued)
8.25%, 05/21/31	UYU	568,365		$12,996,297
9.75%, 07/20/33	UYU	538,235		13,282,052
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	39,375		934,117
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	215,301		5,107,715
				32,320,181
Total Government Obligations (Cost: $2,710,200,745)				2,561,957,074
Total Investments Before Collateral for Securities Loaned: 97.0% (Cost: $2,907,226,962)				2,737,089,217
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8%
Money Market Fund: 0.8% (Cost: $22,895,846)
State Street Navigator Securities Lending Government Money Market Portfolio	22,895,846	$22,895,846
Total Investments: 97.8% (Cost: $2,930,122,808)		2,759,985,063
Other assets less liabilities: 2.2%		61,788,091
NET ASSETS: 100.0%		$2,821,773,154

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $22,217,355.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $102,191,958, or 3.6% of net assets.

See Notes to Financial Statements

58

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$175,132,143	$—	$175,132,143
Government Obligations *	—	2,561,957,074	—	2,561,957,074
Money Market Fund	22,895,846	—	—	22,895,846
Total Investments	$22,895,846	$2,737,089,217	$—	$2,759,985,063

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

59

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.1%
Canada: 5.4%
Alimentation Couche-Tard, Inc. 144A
3.80%, 01/25/50	$50		$37,268
5.27%, 02/12/34	25		24,675
Bank of Montreal
7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84	25		26,074
7.70% (US Treasury Yield Curve Rate T 5 Year+3.45%), 05/26/84	25		26,209
Bank of Nova Scotia
4.50%, 12/16/25	50		49,726
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		23,232
Canadian Natural Resources Ltd. 3.85%, 06/01/27	25		24,456
Canadian Pacific Railway Co. 1.75%, 12/02/26	25		23,600
CI Financial Corp. 3.20%, 12/17/30	25		21,189
Element Fleet Management Corp. 144A 6.32%, 12/04/28	25		26,154
Enbridge, Inc.
2.50%, 08/01/33	25		20,376
3.12%, 11/15/29	75		69,240
4.25%, 12/01/26	25		24,795
5.62%, 04/05/34	25		25,437
Fortis, Inc. 3.06%, 10/04/26	25		24,230
Open Text Corp. 144A 6.90%, 12/01/27	25		26,012
Toronto-Dominion Bank 7.25% (US Treasury Yield Curve Rate T 5 Year+2.98%), 07/31/84	25		25,649
			498,322
Chile: 0.4%
Interchile SA 144A 4.50%, 06/30/56	50		41,205
France: 6.8%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	75		63,740
4.38%, 05/12/26	25		24,685
Credit Agricole SA 144A 6.25% (SOFR+2.67%), 01/10/35	50		51,790
Danone SA 144A 2.95%, 11/02/26	50		48,392
Societe Generale SA 144A
	Par (000’s	)	Value
France (continued)
1.49% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/14/26	$100		$95,755
1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	50		47,333
3.00%, 01/22/30	100		89,261
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33	50		42,988
3.62%, 03/01/41	75		51,698
4.03% (US Treasury Yield Curve Rate T 1 Year+1.90%), 01/21/43	25		17,741
4.75%, 11/24/25	50		49,644
4.75%, 09/14/28	50		49,336
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35 †	25		25,307
			657,670
Germany: 0.7%
Deutsche Bank AG 3.73% (SOFR+2.76%), 01/14/32	75		66,151
Ireland: 0.3%
Icon Investments Six DAC 5.81%, 05/08/27	25		25,504
Italy: 2.5%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33	25		26,546
7.00%, 11/21/25	50		51,003
7.20%, 11/28/33	50		55,199
7.78% (US Treasury Yield Curve Rate T 1 Year+3.90%), 06/20/54	25		27,549
7.80%, 11/28/53	25		28,795
UniCredit SpA 144A 3.13% (US Treasury Yield Curve Rate T 1 Year+1.55%), 06/03/32	50		43,789
			232,881
Mexico: 0.6%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	50		37,271
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		23,992
			61,263
Netherlands: 1.8%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		88,333
Deutsche Telekom International Finance BV 144A 4.38%, 06/21/28	50		49,327

See Notes to Financial Statements

60

	Par (000’s	)	Value
Netherlands (continued)
Enel Finance International NV 144A 1.62%, 07/12/26	$25		$23,713
Prosus NV 144A 3.26%, 01/19/27	25		23,870
			185,243
Norway: 0.3%
Var Energi ASA 144A 8.00%, 11/15/32	25		28,457
United Arab Emirates: 0.6%
ICICI Bank Ltd. 144A 4.00%, 03/18/26	25		24,708
Ruwais Power Co. PJSC 144A 6.00%, 08/31/36	25		25,811
			50,519
United Kingdom: 0.3%
HSBC Holdings Plc 6.50%, 09/15/37	25		26,433
United States: 78.4%
Altria Group, Inc.
2.45%, 02/04/32	75		62,432
3.40%, 02/04/41	25		18,631
3.88%, 09/16/46	75		56,027
4.25%, 08/09/42	50		41,045
4.80%, 02/14/29	75		74,540
5.80%, 02/14/39	50		50,776
5.95%, 02/14/49 †	25		25,198
Ares Capital Corp.
2.15%, 07/15/26	25		23,723
3.88% (Term SOFR USD 3 Month+1.85%), 01/15/26	50		49,174
AT&T, Inc. 3.85%, 06/01/60	75		53,974
Athene Holding Ltd. 6.25%, 04/01/54	25		25,702
Becton Dickinson & Co. 3.70%, 06/06/27	50		48,873
Berry Global, Inc. 1.57%, 01/15/26	50		48,009
Berry Global, Inc. 144A
5.65%, 01/15/34	25		24,978
5.80%, 06/15/31	25		25,376
Blue Owl Capital Corp. 3.40%, 07/15/26	25		24,097
Boston Scientific Corp. 2.65%, 06/01/30	25		22,418
Broadcom, Inc. 144A 1.95%, 02/15/28	25		22,905
Campbell Soup Co. 5.40%, 03/21/34	50		50,593
Capital One Financial Corp.
6.05% (SOFR+2.26%), 02/01/35	75		77,252
6.38% (SOFR+2.86%), 06/08/34	75		78,780
Carnival Corp. 144A 4.00%, 08/01/28	50		47,702
	Par (000’s	)	Value
United States (continued)
CDW LLC / CDW Finance Corp. 3.57%, 12/01/31	$25		$22,417
Centene Corp.
2.45%, 07/15/28	25		22,522
2.50%, 03/01/31	75		62,771
2.62%, 08/01/31	75		62,456
3.38%, 02/15/30	75		67,290
4.62%, 12/15/29	75		71,726
CF Industries, Inc. 144A 4.50%, 12/01/26	25		24,829
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/29	25		21,967
2.30%, 02/01/32 †	50		39,507
2.80%, 04/01/31	25		21,039
3.85%, 04/01/61	50		30,053
5.05%, 03/30/29	75		73,637
5.12%, 07/01/49	20		15,747
5.38%, 04/01/38	100		89,130
5.38%, 05/01/47	75		61,360
6.48%, 10/23/45	150		141,849
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25		23,555
5.12%, 06/30/27	25		25,165
Cigna Group 3.40%, 03/15/50	75		51,809
Citigroup, Inc. 5.83% (SOFR+2.06%), 02/13/35	50		50,454
Conagra Brands, Inc.
4.85%, 11/01/28	50		49,884
5.30%, 11/01/38	50		48,241
Constellation Brands, Inc. 2.25%, 08b/01/31	50		42,136
Dell International LLC / EMC Corp. 8.10%, 07/15/36	25		30,232
Deutsche Bank AG 2.13% (SOFR+1.87%), 11/24/26	50		48,448
Equinix, Inc.
2.15%, 07/15/30	50		43,177
2.50%, 05/15/31	25		21,584
3.20%, 11/18/29	25		23,106
3.90%, 04/15/32	25		23,325
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	50		31,742
Fiserv, Inc.
2.65%, 06/01/30	75		66,700
3.20%, 07/01/26	100		97,668
5.45%, 03/15/34	25		25,386
5.60%, 03/02/33	50		51,420
5.62%, 08/21/33	25		25,751

See Notes to Financial Statements

61

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
General Mills, Inc.
2.88%, 04/15/30	$50		$45,289
3.20%, 02/10/27	25		24,231
4.95%, 03/29/33	25		24,832
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/29	25		24,956
5.62%, 09/15/34	50		49,421
HCA, Inc.
4.12%, 06/15/29	50		48,173
5.12%, 06/15/39	75		70,874
5.25%, 06/15/26	50		50,198
5.25%, 06/15/49	75		68,013
5.50%, 06/15/47	25		23,692
International Flavors & Fragrances, Inc. 5.00%, 09/26/48	50		44,494
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	75		68,721
2.30%, 11/01/30	25		21,422
IQVIA, Inc. 6.25%, 02/01/29	25		26,057
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,069
J M Smucker Co. 6.20%, 11/15/33 †	25		26,709
Keurig Dr Pepper, Inc.
3.80%, 05/01/50	25		19,202
5.10%, 03/15/27	50		50,569
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	25		24,189
4.05%, 04/15/32 †	50		47,491
Kraft Heinz Foods Co.
3.00%, 06/01/26	75		73,047
5.00%, 06/04/42	50		46,566
5.20%, 07/15/45	50		46,911
6.88%, 01/26/39	25		28,208
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	75		85,487
Kroger Co.
4.45%, 02/01/47	50		42,101
4.90%, 09/15/31	100		99,809
LPL Holdings, Inc. 144A 4.00%, 03/15/29	25		23,522
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,223
McDonald’s Corp.
2.12%, 03/01/30	150		131,655
3.50%, 07/01/27	50		48,688
3.62%, 09/01/49	50		37,338
3.70%, 01/30/26	25		24,741
4.88%, 12/09/45	125		115,287
MetLife, Inc. 144A 9.25%, 04/08/38	25		29,666
Mondelez International, Inc.
2.62%, 09/04/50 †	100		61,209
3.00%, 03/17/32	25		22,141
	Par (000’s	)	Value
United States (continued)
NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/30	$25		$21,782
Oracle Corp.
3.60%, 04/01/40	75		59,769
3.80%, 11/15/37	50		42,463
3.85%, 07/15/36	50		43,373
3.85%, 04/01/60	75		53,237
3.95%, 03/25/51	50		38,148
4.00%, 07/15/46	50		39,390
4.10%, 03/25/61	50		37,303
4.38%, 05/15/55	50		40,399
5.38%, 07/15/40	125		122,427
6.12%, 07/08/39	25		26,454
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,324
Pacific Gas and Electric Co.
2.10%, 08/01/27	75		69,786
2.50%, 02/01/31	75		64,378
3.25%, 06/01/31	50		44,650
3.50%, 08/01/50	50		34,937
3.75%, 07/01/28	50		48,044
4.50%, 07/01/40	50		43,386
4.95%, 07/01/50	75		65,841
6.75%, 01/15/53	25		27,373
6.95%, 03/15/34	75		83,213
Pernod Ricard International Finance LLC 144A 1.62%, 04/01/31	25		20,338
Republic Services, Inc.
1.75%, 02/15/32	25		20,253
3.95%, 05/15/28	50		48,924
Reynolds American, Inc. 5.85%, 08/15/45	100		96,569
Roper Technologies, Inc. 4.20%, 09/15/28	25		24,573
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	75		72,977
5.88%, 06/30/26	100		101,118
Santander Holdings USA, Inc. 6.34% (SOFR+2.14%), 05/31/35	25		25,546
Sherwin-Williams Co. 3.45%, 06/01/27	50		48,583
South Bow USA Infrastructure Holdings LLC 144A 5.58%, 10/01/34	25		24,714
Sprint Capital Corp. 6.88%, 11/15/28	75		80,503
Sprint LLC 7.62%, 03/01/26	75		76,961
Time Warner Cable Enterprises LLC 8.38%, 07/15/33	25		28,077
Time Warner Cable LLC
4.50%, 09/15/42	25		18,696
5.50%, 09/01/41	75		63,211

See Notes to Financial Statements

62

	Par (000’s	)	Value
United States (continued)
7.30%, 07/01/38	$100		$101,952
T-Mobile USA, Inc.
2.05%, 02/15/28	50		45,955
2.55%, 02/15/31	50		43,495
3.38%, 04/15/29	75		70,479
3.40%, 10/15/52	25		17,389
3.75%, 04/15/27	150		146,884
3.88%, 04/15/30	60		57,002
4.38%, 04/15/40	75		66,393
4.85%, 01/15/29	50		50,086
Tyson Foods, Inc.
4.00%, 03/01/26	25		24,732
4.55%, 06/02/47	100		83,924
5.10%, 09/28/48	25		22,856
United Rentals North America, Inc. 144A 6.00%, 12/15/29	25		25,424
Verizon Communications, Inc.
0.85%, 11/20/25 †	25		24,054
1.45%, 03/20/26	50		47,923
2.10%, 03/22/28	50		45,938
2.35%, 03/15/32	100		83,402
2.55%, 03/21/31	75		65,129
3.00%, 11/20/60 †	75		45,529
3.88%, 02/08/29	25		24,198
4.33%, 09/21/28	125		123,460
VICI Properties LP
4.75%, 02/15/28	25		24,803
5.12%, 05/15/32	25		24,504
VICI Properties LP / VICI Note Co., Inc. 144A
	Par (000’s	)	Value
United States (continued)
3.75%, 02/15/27	$50		$48,375
4.25%, 12/01/26	25		24,544
4.62%, 12/01/29	50		48,072
Vistra Operations Co. LLC 144A 6.95%, 10/15/33	50		54,604
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25		24,393
4.70%, 09/15/28	25		24,896
Weyerhaeuser Co. 4.75%, 05/15/26	50		50,000
XPO, Inc. 144A 6.25%, 06/01/28	25		25,425
			7,632,029
Total Corporate Bonds (Cost: $9,632,918)			9,505,677

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $36,928)
State Street Navigator Securities Lending Government Money Market Portfolio	36,928		36,928
Total Investments: 98.5% (Cost: $9,669,846)			9,542,605
Other assets less liabilities: 1.5%			142,664
NET ASSETS: 100.0%			$9,685,269

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $263,176.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,954,187, or 20.2% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$9,505,677	$—	$9,505,677
Money Market Fund	36,928	—	—	36,928
Total Investments	$36,928	$9,505,677	$—	$9,542,605

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

63

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.3%
Canada: 5.8%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	$75		$72,561
3.80%, 01/25/50	25		18,634
Bank of Montreal
7.30% (US Treasury Yield Curve Rate T 5 Year+3.01%), 11/26/84	25		26,074
7.70% (US Treasury Yield Curve Rate T 5 Year+3.45%), 05/26/84	25		26,209
Bank of Nova Scotia
1.30%, 09/15/26	50		47,067
2.45% (Term SOFR USD 3 Month+1.85%), 02/02/32	100		84,740
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		23,232
8.00% (US Treasury Yield Curve Rate T 5 Year+4.02%), 01/27/84	25		26,475
Brookfield Finance, Inc.
3.50%, 03/30/51	25		17,783
4.70%, 09/20/47	25		22,203
Canadian Imperial Bank of Commerce 5.24%, 06/28/27	50		50,734
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		26,010
Canadian Pacific Railway Co. 1.75%, 12/02/26	25		23,600
CI Financial Corp. 3.20%, 12/17/30	25		21,189
Element Fleet Management Corp. 144A 6.27%, 06/26/26	25		25,502
Enbridge, Inc.
2.50%, 08/01/33	50		40,752
3.12%, 11/15/29	100		92,321
4.25%, 12/01/26	25		24,795
5.70%, 03/08/33 †	25		25,646
Fortis, Inc. 3.06%, 10/04/26	50		48,459
Royal Bank of Canada 5.15%, 02/01/34	50		50,328
Toronto-Dominion Bank
1.20%, 06/03/26	100		94,692
2.80%, 03/10/27	25		23,981
4.11%, 06/08/27	50		49,344
			962,331
Denmark: 0.4%
Danske Bank A/S 144A 1.55% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/10/27	25		23,570
	Par (000’s	)	Value
Denmark (continued)
5.43% (US Treasury Yield Curve Rate T 1 Year+0.95%), 03/01/28	$50		$50,637
			74,207
France: 6.8%
BNP Paribas SA 144A
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	50		42,493
4.38%, 05/12/26	50		49,369
5.12% (US Treasury Yield Curve Rate T 1 Year+1.45%), 01/13/29	225		226,135
5.18% (SOFR+1.52%), 01/09/30	50		50,274
5.33% (US Treasury Yield Curve Rate T 1 Year+1.50%), 06/12/29	25		25,324
Credit Agricole SA 144A
5.37%, 03/11/34 †	25		25,398
5.51%, 07/05/33	50		51,517
5.59%, 07/05/26	50		50,744
Danone SA 144A 2.95%, 11/02/26	75		72,589
Societe Generale SA 144A
1.49% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/14/26	150		143,631
1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	100		94,666
3.00%, 01/22/30	100		89,261
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33	50		42,988
4.68%, 06/15/27	50		49,962
6.07% (US Treasury Yield Curve Rate T 1 Year+2.10%), 01/19/35	25		25,307
6.45% (US Treasury Yield Curve Rate T 1 Year+2.30%), 01/12/27	25		25,313
			1,064,971
Germany: 0.3%
Deutsche Bank AG 3.73% (SOFR+2.76%), 01/14/32	50		44,100
India: 0.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.20% (Term SOFR USD 3 Month+1.85%), 08/04/27	50		47,864
Ireland: 0.2%
Icon Investments Six DAC 5.81%, 05/08/27	25		25,504
Italy: 1.7%
Intesa Sanpaolo SpA 144A

See Notes to Financial Statements

64

	Par (000’s	)	Value
Italy (continued)
6.62%, 06/20/33	$100		$106,185
7.20%, 11/28/33	50		55,199
7.78% (US Treasury Yield Curve Rate T 1 Year+3.90%), 06/20/54	25		27,549
7.80%, 11/28/53	50		57,589
UniCredit SpA 144A 1.98% (US Treasury Yield Curve Rate T 1 Year+1.20%), 06/03/27	50		47,658
			294,180
Mexico: 0.2%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	25		18,636
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		23,992
			42,628
Netherlands: 0.5%
Deutsche Telekom International Finance BV 144A 3.60%, 01/19/27	75		73,268
Prosus NV 144A 3.26%, 01/19/27	25		23,870
			97,138
Norway: 0.3%
Var Energi ASA 144A 8.00%, 11/15/32	50		56,914
Saudi Arabia: 3.0%
Saudi Arabian Oil Co. 144A
1.62%, 11/24/25	25		24,163
2.25%, 11/24/30	75		64,300
3.25%, 11/24/50	50		33,648
3.50%, 04/16/29	100		94,591
3.50%, 11/24/70	50		31,590
4.25%, 04/16/39	150		132,232
4.38%, 04/16/49	100		82,673
5.25%, 07/17/34	25		25,048
			488,245
Spain: 1.8%
Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/29	25		25,404
Banco Santander SA
5.37% (US Treasury Yield Curve Rate T 1 Year+0.95%), 07/15/28	50		50,450
5.44%, 07/15/31	75		76,279
5.59%, 08/08/28	125		127,875
			280,008
Sweden: 0.9%
Skandinaviska Enskilda Banken AB 144A 1.40%, 11/19/25	50		48,457
Svenska Handelsbanken AB 144A
	Par (000’s	)	Value
Sweden (continued)
3.95%, 06/10/27	$50		$49,407
Swedbank AB 144A
1.54%, 11/16/26	25		23,571
5.47%, 06/15/26	25		25,370
			146,805
Switzerland: 2.7%
UBS Group AG 144A
1.36% (US Treasury Yield Curve Rate T 1 Year+1.08%), 01/30/27	125		119,464
2.10% (US Treasury Yield Curve Rate T 1 Year+1.00%), 02/11/32	100		83,584
2.75% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/33	75		63,573
3.18% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/43	50		37,284
4.12%, 04/15/26	50		49,480
5.70% (US Treasury Yield Curve Rate T 1 Year+1.77%), 02/08/35	50		51,227
6.30% (US Treasury Yield Curve Rate T 1 Year+2.00%), 09/22/34	50		53,414
			458,026
Taiwan: 0.4%
TSMC Global Ltd. 144A 1.25%, 04/23/26	75		71,227
United Arab Emirates: 0.8%
Abu Dhabi Crude Oil Pipeline LLC 144A 4.60%, 11/02/47	100		90,179
ICICI Bank Ltd. 144A 4.00%, 03/18/26	25		24,708
Ruwais Power Co. PJSC 144A 6.00%, 08/31/36	25		25,811
			140,698
United Kingdom: 1.2%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	25		21,851
2.67% (US Treasury Yield Curve Rate T 1 Year+1.20%), 03/10/32	50		43,012
3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	50		37,237
4.38%, 01/12/26	50		49,704
Credit Agricole SA 144A 5.30%, 07/12/28	50		50,775
			202,579
United States: 71.0%
AIG SunAmerica Global Financing X 144A 6.90%, 03/15/32	50		55,385

See Notes to Financial Statements

65

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Aircastle Ltd. 144A 2.85%, 01/26/28	$25		$23,181
Altria Group, Inc.
2.45%, 02/04/32	75		62,432
3.40% (Term SOFR USD 3 Month+1.85%), 05/06/30	25		23,091
3.40%, 02/04/41	25		18,631
4.25%, 08/09/42	150		123,134
4.80%, 02/14/29	100		99,387
5.38%, 01/31/44	25		24,302
5.80%, 02/14/39	25		25,388
5.95%, 02/14/49 †	60		60,476
Apple, Inc.
2.05% (Term SOFR USD 3 Month+1.85%), 09/11/26	100		95,997
2.85% (Term SOFR USD 3 Month+1.85%), 08/05/61	75		47,384
3.20% (Term SOFR USD 3 Month+1.85%), 05/11/27	100		97,444
3.25%, 02/23/26	50		49,317
3.35% (Term SOFR USD 3 Month+1.85%), 02/09/27	50		48,983
4.10% (Term SOFR USD 3 Month+1.85%), 08/08/62	100		82,871
4.42%, 05/08/26	75		74,944
Ares Capital Corp.
2.15%, 07/15/26	25		23,723
2.88% (Term SOFR USD 3 Month+1.85%), 06/15/28	50		45,652
3.88% (Term SOFR USD 3 Month+1.85%), 01/15/26	25		24,587
AT&T, Inc. 3.80% (Term SOFR USD 3 Month+1.85%), 12/01/57	250		179,675
Becton Dickinson & Co. 3.70%, 06/06/27	50		48,873
Berkshire Hathaway Energy Co.
2.85% (Term SOFR USD 3 Month+1.85%), 05/15/51 †	25		16,030
3.70%, 07/15/30	50		47,502
3.80%, 07/15/48	50		38,328
4.25%, 10/15/50	25		20,494
4.45%, 01/15/49	50		42,575
5.15%, 11/15/43	25		24,369
6.12%, 04/01/36	50		53,401
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 †	75		49,130
3.85%, 03/15/52	50		39,528
4.20%, 08/15/48	200		172,425
Berkshire Hathaway, Inc. 3.12%, 03/15/26	50		49,134
Berry Global, Inc. 1.57%, 01/15/26	25		24,005
Berry Global, Inc. 144A
4.88%, 07/15/26	50		49,695
5.65%, 01/15/34	50		49,956
	Par (000’s	)	Value
United States (continued)
5.80%, 06/15/31	$25		$25,376
Blue Owl Capital Corp. 3.40%, 07/15/26	50		48,193
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/27	75		73,781
Broadcom, Inc. 3.15%, 11/15/25	50		49,210
Cameron LNG LLC 144A
2.90%, 07/15/31	50		43,897
3.70%, 01/15/39	50		41,466
Campbell Soup Co.
4.15%, 03/15/28	25		24,560
5.40%, 03/21/34 †	25		25,297
Capital One Financial Corp.
6.05% (SOFR+2.26%), 02/01/35	25		25,751
6.38% (SOFR+2.86%), 06/08/34	50		52,520
Carnival Corp. 144A 4.00%, 08/01/28	50		47,702
Centene Corp.
2.45%, 07/15/28	25		22,522
3.00%, 10/15/30	150		130,031
3.38%, 02/15/30	50		44,860
4.62%, 12/15/29	100		95,635
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/31	25		21,039
3.85%, 04/01/61	75		45,080
5.05%, 03/30/29	100		98,183
5.38%, 04/01/38	75		66,847
5.38%, 05/01/47	25		20,453
5.50%, 04/01/63	25		19,890
6.38%, 10/23/35	50		50,050
6.48%, 10/23/45	125		118,208
6.65%, 02/01/34	75		76,970
Cheniere Corpus Christi Holdings LLC 5.12%, 06/30/27	50		50,331
Coca-Cola Co.
1.65%, 06/01/30	50		42,956
3.45%, 03/25/30	50		47,536
5.40%, 05/13/64	75		75,709
Conagra Brands, Inc.
1.38%, 11/01/27	50		45,265
5.30%, 11/01/38	50		48,241
Constellation Brands, Inc.
2.25%, 08/01/31	50		42,136
3.15%, 08/01/29	50		46,418
Costco Wholesale Corp.
1.38%, 06/20/27	50		46,333
1.60%, 04/20/30	25		21,415
Dell International LLC / EMC Corp. 8.10%, 07/15/36	25		30,232

See Notes to Financial Statements

66

	Par (000’s	)	Value
United States (continued)
Deutsche Bank AG 2.13% (SOFR+1.87%), 11/24/26	$50		$48,448
Deutsche Bank AG/New York NY
5.41%, 05/10/29	50		50,772
7.08% (SOFR+3.65%), 02/10/34	25		26,237
Duke Energy Carolinas LLC
3.20%, 08/15/49	25		17,347
4.95%, 01/15/33	75		74,749
5.30%, 02/15/40	75		75,078
5.35%, 01/15/53	25		24,605
Entergy Louisiana LLC 4.20%, 09/01/48	50		41,199
Equinix, Inc. 3.20%, 11/18/29	50		46,213
Fiserv, Inc.
2.25%, 06/01/27	100		94,222
2.65%, 06/01/30	50		44,467
3.50%, 07/01/29 †	50		47,289
5.45%, 03/15/34	75		76,158
5.62%, 08/21/33	50		51,501
Florida Power & Light Co.
3.15%, 10/01/49	25		17,522
3.95%, 03/01/48	50		40,784
5.05%, 04/01/28	100		101,424
5.30%, 06/15/34	50		51,015
Gartner, Inc. 144A 3.75%, 10/01/30	25		23,014
General Mills, Inc.
2.88%, 04/15/30	100		90,579
3.20%, 02/10/27	25		24,231
GLP Capital LP / GLP Financing II, Inc. 5.30%, 01/15/29	50		49,912
HCA, Inc.
2.38%, 07/15/31	100		84,270
4.12%, 06/15/29	25		24,087
5.12%, 06/15/39	75		70,874
5.25%, 06/15/26	25		25,099
5.25%, 06/15/49	25		22,671
5.50%, 06/15/47	125		118,459
Home Depot, Inc.
2.70%, 04/15/30	75		67,999
5.95%, 04/01/41	50		53,760
International Flavors & Fragrances, Inc. 144A
1.83%, 10/15/27	75		68,721
3.27%, 11/15/40	50		36,795
3.47%, 12/01/50	25		17,104
IQVIA, Inc. 6.25%, 02/01/29	25		26,057
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		25,069
Keurig Dr Pepper, Inc. 3.80%, 05/01/50	50		38,405
Keurig Dr. Pepper, Inc.
	Par (000’s	)	Value
United States (continued)
3.95%, 04/15/29 †	$50		$48,378
4.05%, 04/15/32 †	50		47,491
4.60%, 05/25/28	25		24,921
Kraft Heinz Foods Co.
3.00%, 06/01/26	100		97,395
5.00%, 06/04/42	75		69,848
5.20%, 07/15/45	100		93,822
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25		28,496
Kroger Co. 4.90%, 09/15/31 †	75		74,857
Kroger Co./The 5.65%, 09/15/64	100		97,259
Lowe’s Cos, Inc.
3.00%, 10/15/50	25		16,154
4.45%, 04/01/62	25		19,952
McCormick & Co., Inc. 3.40%, 08/15/27	25		24,223
McDonald’s Corp.
2.12%, 03/01/30	75		65,828
3.60%, 07/01/30 †	25		23,567
3.62%, 09/01/49	50		37,338
3.70%, 01/30/26	50		49,482
3.80%, 04/01/28 †	75		73,114
4.45%, 03/01/47	25		21,588
4.70%, 12/09/35	75		72,812
4.88%, 12/09/45	50		46,115
6.30%, 10/15/37	50		54,790
MetLife, Inc. 144A 9.25%, 04/08/38	50		59,331
Metropolitan Life Global Funding I 144A
1.55%, 01/07/31	50		41,275
5.15%, 03/28/33	50		50,257
Mondelez International, Inc.
2.62%, 03/17/27	75		71,742
2.62%, 09/04/50 †	25		15,302
2.75%, 04/13/30	25		22,615
Nestle Holdings, Inc. 144A
0.62%, 01/15/26	75		71,653
5.00%, 03/14/28	50		50,745
NRG Energy, Inc. 144A 2.45%, 12/02/27	25		23,100
Oncor Electric Delivery Co. LLC 5.65%, 11/15/33	25		26,185
Oracle Corp.
3.85%, 07/15/36	75		65,060
3.85%, 04/01/60	75		53,237
4.12%, 05/15/45	100		80,679
4.30%, 07/08/34	75		70,053
4.38%, 05/15/55	50		40,399
5.38%, 07/15/40	125		122,428
6.50%, 04/15/38	50		54,676
O’Reilly Automotive, Inc. 3.60%, 09/01/27	25		24,324
Pacific Gas and Electric Co. 2.50%, 02/01/31	25		21,459

See Notes to Financial Statements

67

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.15%, 01/01/26	$50		$48,915
3.25%, 06/01/31	50		44,650
3.50%, 08/01/50 †	50		34,937
3.75%, 07/01/28	75		72,067
4.50%, 07/01/40	50		43,386
4.95%, 07/01/50	75		65,841
6.15%, 01/15/33	50		52,347
6.75%, 01/15/53	25		27,373
6.95%, 03/15/34	100		110,950
PepsiCo, Inc.
2.38%, 10/06/26	50		48,255
2.62%, 10/21/41	50		35,583
2.75%, 03/19/30	50		45,623
2.75%, 10/21/51 †	75		48,632
2.85%, 02/24/26	50		49,027
3.60%, 02/18/28 †	75		73,225
Philip Morris International, Inc.
0.88%, 05/01/26	50		47,320
2.75%, 02/25/26	25		24,403
3.38%, 08/15/29 †	75		70,675
3.88%, 08/21/42	50		40,596
4.12%, 03/04/43	50		41,796
4.38%, 11/15/41	90		78,488
5.12%, 02/13/31	50		50,485
5.38%, 02/15/33	25		25,350
5.62%, 11/17/29	50		51,889
5.75%, 11/17/32	50		52,095
Pioneer Natural Resources Co. 1.12%, 01/15/26	25		24,024
Public Service Co. of Colorado 1.88%, 06/15/31	50		41,701
Republic Services, Inc.
1.75%, 02/15/32	50		40,505
3.95%, 05/15/28	50		48,924
Sabine Pass Liquefaction LLC
4.50%, 05/15/30	100		97,303
5.88%, 06/30/26	75		75,838
San Diego Gas & Electric Co. 1.70%, 10/01/30	50		42,132
Santander Holdings USA, Inc. 6.34% (SOFR+2.14%), 05/31/35	25		25,546
Sherwin-Williams Co. 3.45%, 06/01/27	50		48,583
Southern California Edison Co.
3.65%, 02/01/50	50		37,278
4.65%, 10/01/43	50		44,951
5.20%, 06/01/34	50		50,174
5.30%, 03/01/28	50		50,933
Southern Co. 3.25%, 07/01/26	50		48,899
Sprint Capital Corp. 6.88%, 11/15/28	75		80,503
Sprint LLC
	Par (000’s	)	Value
United States (continued)
7.62%, 03/01/26	$125		$128,268
Time Warner Cable Enterprises LLC 8.38%, 07/15/33	25		28,077
Time Warner Cable LLC
4.50%, 09/15/42	25		18,696
5.50%, 09/01/41	25		21,070
5.88%, 11/15/40	25		22,099
6.55%, 05/01/37	100		96,230
6.75%, 06/15/39	75		72,946
T-Mobile USA, Inc.
1.50%, 02/15/26	25		24,012
2.25%, 11/15/31	25		21,014
3.00%, 02/15/41	100		73,509
3.40%, 10/15/52	75		52,167
3.60%, 11/15/60	75		51,832
3.75%, 04/15/27	100		97,923
3.88%, 04/15/30	150		142,506
4.38%, 04/15/40	50		44,262
Tyson Foods, Inc.
3.55%, 06/02/27	75		72,890
4.55%, 06/02/47	25		20,981
5.10%, 09/28/48	25		22,856
5.70%, 03/15/34 †	25		25,493
United Rentals North America, Inc. 144A 6.00%, 12/15/29	50		50,849
Verizon Communications, Inc.
2.35%, 03/15/32	50		41,701
2.55%, 03/21/31	75		65,129
3.00%, 11/20/60 †	50		30,352
3.70%, 03/22/61 †	75		53,430
4.02%, 12/03/29	175		168,374
4.12%, 03/16/27	75		74,147
4.33%, 09/21/28	50		49,384
VICI Properties LP
4.75%, 02/15/28	100		99,211
5.12%, 05/15/32	75		73,512
5.62%, 05/15/52	25		23,493
VICI Properties LP / VICI Note Co., Inc. 144A 4.25%, 12/01/26	75		73,631
Visa, Inc. 3.15%, 12/14/25	150		147,986
Vistra Operations Co. LLC 144A
4.30%, 07/15/29	25		23,995
6.95%, 10/15/33	25		27,302
Waste Management, Inc. 3.15%, 11/15/27	25		24,054
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	25		24,393
Weyerhaeuser Co. 4.75%, 05/15/26	25		25,000
Wipro IT Services LLC 144A

See Notes to Financial Statements

68

	Par (000’s	)	Value
United States (continued)
1.50%, 06/23/26	$50		$47,337
			11,824,921
Total Corporate Bonds (Cost: $16,820,935)			16,322,346

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $77,523)
State Street Navigator Securities Lending Government Money Market Portfolio	77,523		77,523
Total Investments: 98.8% (Cost: $16,898,458)			16,399,869
Other assets less liabilities: 1.2%			205,951
NET ASSETS: 100.0%			$16,605,820

Definitions:
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $667,569.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,205,707, or 25.3% of net assets.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$16,322,346	$—	$16,322,346
Money Market Fund	77,523	—	—	77,523
Total Investments	$77,523	$16,322,346	$—	$16,399,869

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

69

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Financial Services: 100.0%
AGNC Investment Corp. †	3,427,978	$31,914,475
Annaly Capital Management, Inc.	1,905,521	36,223,954
Apollo Commercial Real Estate Finance, Inc. †	948,402	8,431,294
Arbor Realty Trust, Inc. †	1,016,860	14,988,516
Ares Commercial Real Estate Corp. †	494,485	3,139,980
ARMOUR Residential REIT, Inc. †	368,486	6,909,112
Blackstone Mortgage Trust, Inc.	823,935	15,003,856
BrightSpire Capital, Inc.	1,005,701	6,114,662
Chimera Investment Corp.	645,480	9,746,748
Dynex Capital, Inc. †	724,876	8,850,736
Ellington Financial, Inc. †	678,435	8,202,279
Franklin BSP Realty Trust, Inc.	621,364	8,083,946
HA Sustainable Infrastructure Capital, Inc. †	451,348	15,792,666
Invesco Mortgage Capital, Inc. †	491,433	3,965,864
KKR Real Estate Finance Trust, Inc.	455,291	5,276,823
Ladder Capital Corp.	961,470	10,970,373
	Number of Shares	Value
Financial Services (continued)
MFA Financial, Inc.	764,393	$9,394,390
New York Mortgage Trust, Inc.	735,576	4,244,274
Orchid Island Capital, Inc. †	695,131	5,262,142
PennyMac Mortgage Investment Trust †	586,289	7,903,176
Ready Capital Corp. †	1,366,040	9,357,374
Redwood Trust, Inc.	920,312	6,736,684
Rithm Capital Corp.	2,004,057	21,222,964
Starwood Property Trust, Inc. †	1,313,824	25,934,886
Two Harbors Investment Corp.	743,144	8,546,156

Total Common Stocks (Cost: $317,259,660)		292,217,330

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.5%
Money Market Fund: 7.5% (Cost: $21,768,075)
State Street Navigator Securities Lending Government Money Market Portfolio	21,768,075	21,768,075
Total Investments: 107.5% (Cost: $339,027,735)		313,985,405
Liabilities in excess of other assets: (7.5)%		(21,959,232)
NET ASSETS: 100.0%		$292,026,173

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $81,531,311.

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$292,217,330	$—	$—	$292,217,330
Money Market Fund	21,768,075	—	—	21,768,075
Total Investments	$313,985,405	$—	$—	$313,985,405

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

70

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2024 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.3%
Automobiles & Auto Parts: 4.5%
Ford Motor Co.
6.00%, 12/01/59 †	1,313,500	$32,115,075
6.20%, 06/01/59	1,231,405	30,735,869
6.50%, 08/15/62	985,122	24,657,604
		87,508,548
Chemicals: 4.3%
Albemarle Corp. 7.25%, 03/01/27	1,888,155	84,494,936
Computers Phones & Household Electronics: 3.7%
Hewlett Packard Enterprise Co. 7.62%, 09/01/27 * †	1,231,405	71,236,779
Consumer Goods Conglomerates: 0.4%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	410,467	7,958,955
Diversified Retail: 1.6%
Qurate Retail, Inc. 8.00%, 03/15/31 †	521,994	19,794,012
QVC, Inc. 6.25%, 11/26/68 †	821,266	10,758,585
		30,552,597
Electric Utilities & IPPs: 26.5%
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26	574,656	10,125,439
4.88%, 12/09/26	426,888	7,765,093
DTE Energy Co.
4.38%, 12/01/81 †	459,724	9,410,550
5.25%, 12/01/77	656,750	15,453,327
Duke Energy Corp.
5.62%, 09/15/78 †	820,939	20,498,847
5.75%, 06/15/24 †	1,641,872	41,309,499
Entergy Arkansas LLC 4.88%, 09/01/66 †	673,166	15,132,772
Entergy Louisiana LLC 4.88%, 09/01/66	443,304	9,943,309
Entergy Mississippi LLC 4.90%, 10/01/66	426,888	9,694,626
Georgia Power Co. 5.00%, 10/01/77	443,304	10,346,715
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79	1,128,785	28,197,049
NextEra Energy, Inc.
6.93%, 09/01/25 †	1,641,872	73,473,772
7.30%, 06/01/27	1,641,872	86,871,448
SCE Trust III 7.84% (Term SOFR USD 3 Month+3.25%) †	451,514	11,436,850
SCE Trust IV 5.38% (Term SOFR USD 3 Month+3.39%), 09/15/25 †	533,608	13,126,757
SCE Trust V 5.45% (Term SOFR USD 3 Month+4.05%), 03/15/26	492,561	12,190,885
	Number of Shares	Value
Electric Utilities & IPPs (continued)
SCE Trust VI 5.00%	779,891	$16,073,553
SCE Trust VII 7.50%, 11/22/28 †	903,028	24,101,817
SCE Trust VIII 6.95%, 05/13/29	574,656	15,228,384
Southern Co.
4.20%, 10/15/60 †	1,231,405	25,305,373
4.95%, 01/30/80 †	1,641,872	36,630,164
5.25%, 12/01/77	738,844	17,710,091
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	421,139	9,580,912
		519,607,232
Food & Tobacco: 5.1%
CHS, Inc.
6.75%, 09/30/24	808,623	20,490,507
7.10% †	689,587	17,846,512
7.50%, 01/21/25 †	849,670	22,167,890
7.88% †	880,864	23,457,408
8.00%	503,725	15,026,117
		98,988,434
Investment Banking & Investment Services: 1.5%
BrightSpring Health Services, Inc. 6.75%, 02/01/27	328,372	18,365,846
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26 †	538,205	11,705,959
		30,071,805
Machinery; Equipment & Components: 2.0%
Chart Industries, Inc. 6.75%, 12/15/25	330,425	16,306,474
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25 †	884,150	22,987,900
		39,294,374
Multiline Utilities: 4.3%
Algonquin Power & Utilities Corp. 8.86%, 07/01/79	574,656	14,762,913
CMS Energy Corp.
5.88%, 10/15/78	459,724	11,286,224
5.88%, 03/01/79 †	1,034,380	25,507,811
Sempra 5.75%, 07/01/79 †	1,243,716	30,869,031
		82,425,979
Natural Gas Utilities: 0.5%
Spire, Inc. 5.90%, 08/15/24 †	410,467	10,212,419
Office Equipment: 0.8%
Pitney Bowes, Inc. 6.70%, 03/07/43	697,797	14,583,957

See Notes to Financial Statements

71

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Oil & Gas: 0.6%
NGL Energy Partners LP 12.03% (Term SOFR USD 3 Month+7.47%)	516,532	$11,875,071
Professional & Commercial Services: 0.5%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27	492,561	9,334,031
Real Estate Operations: 2.3%
Brookfield Property Preferred LP 6.25%, 07/26/81	1,101,860	19,580,052
DigitalBridge Group, Inc.
7.12% †	476,801	11,896,185
7.15% †	528,193	13,347,437
		44,823,674
Residential & Commercial REITs: 24.3%
AGNC Investment Corp.
6.12%, 04/15/25 †	944,075	23,365,856
9.85%, 10/15/24 †	660,855	16,699,806
10.03% (Term SOFR USD 3 Month+5.37%)	533,608	13,804,439
Annaly Capital Management, Inc. 9.03% (Term SOFR USD 3 Month+4.43%)	697,797	17,821,735
9.85% (Term SOFR USD 3 Month+5.25%)	1,182,148	30,558,526
10.58% (Term SOFR USD 3 Month+4.99%), 06/30/24	726,529	18,773,509
Arbor Realty Trust, Inc. 6.25% (Term SOFR USD 3 Month+5.44%), 10/12/26 †	465,637	9,634,030
Chimera Investment Corp. 7.75%, 09/30/25	426,888	9,758,660
10.66% (Term SOFR USD 3 Month+6.05%)	533,608	13,537,635
Digital Realty Trust, Inc. 5.20%, 10/10/24	566,445	13,300,129
Diversified Healthcare Trust
5.62%, 08/01/42	574,656	9,194,496
6.25%, 02/01/46	410,467	7,018,986
Franklin BSP Realty Trust, Inc. 7.50% †	423,929	9,911,460
Hudson Pacific Properties, Inc. 4.75%, 11/26/26 †	697,797	10,180,858
Kimco Realty Corp. 5.25% †	429,514	9,883,117
MFA Financial, Inc. 6.50%, 03/31/25	451,514	10,917,609
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	410,467	8,529,504
Public Storage
3.88%, 10/06/25 †	463,830	8,478,812
4.00%, 06/16/26	1,705,575	32,008,526
4.10%, 01/13/27 †	410,467	8,065,677
	Number of Shares	Value
Residential & Commercial REITs (continued)
4.62%, 06/17/25	927,659	$19,898,286
4.70%, 11/15/24 †	424,917	9,348,174
4.88%, 09/12/24 †	519,158	11,836,803
5.05% †	492,561	11,880,571
5.15% †	459,724	11,194,279
5.60% †	467,935	11,707,734
Rithm Capital Corp. 6.38%, 02/15/25	652,808	15,863,234
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26 †	763,471	18,453,094
11.02%, 08/15/24	462,187	11,684,087
RLJ Lodging Trust
1.95% †	528,520	13,667,527
Two Harbors Investment Corp. 7.62%, 07/27/27	417,034	10,334,103
UMH Properties, Inc. 6.38% †	499,784	12,039,797
Vornado Realty Trust
4.45%, 09/22/26	492,561	8,270,099
5.25%, 11/24/25 †	1,017,140	18,616,346
5.40%	492,561	9,230,593
		475,468,097
Telecommunications Services: 16.4%
AT&T, Inc.
4.75%, 02/18/25	2,873,278	59,189,527
5.00%, 12/12/24 †	1,970,245	42,754,317
5.35%, 11/01/66 †	2,171,375	51,787,294
5.62%, 08/01/67 †	1,354,547	33,321,856
Qwest Corp.
6.50%, 09/01/56	1,604,930	25,727,028
6.75%, 06/15/57	1,083,638	17,457,408
Telephone and Data Systems, Inc.
6.00%, 09/30/26 †	1,132,890	21,230,359
6.62%, 03/31/26 †	689,587	14,191,700
United States Cellular Corp.
5.50%, 03/01/70 †	820,939	18,487,546
5.50%, 06/01/70	820,939	18,471,128
6.25%, 09/01/69	820,939	19,267,438
		321,885,601
Total Preferred Securities (Cost: $1,921,862,452)		1,940,322,489

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5% (Cost: $49,289,642)
State Street Navigator Securities Lending Government Money Market Portfolio	49,289,642	49,289,642
Total Investments: 101.8% (Cost: $1,971,152,094)		1,989,612,131
Liabilities in excess of other assets: (1.8)%		(35,959,121)
NET ASSETS: 100.0%		$1,953,653,010

See Notes to Financial Statements

72

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $49,631,810.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of October 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$1,940,322,489	$—	$—	$1,940,322,489
Money Market Fund	49,289,642	—	—	49,289,642
Total Investments	$1,989,612,131	$—	$—	$1,989,612,131

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

73

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)

	BDC Income ETF	China Bond ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,217,961,885	$21,752,365	$401,385,592	$2,991,014,349
Short-term investments held as collateral for securities loaned (3)	70,215,021	—	13,409,641	179,924,911
Cash	204,211	10,433	7,805,798	38,590,770
Cash denominated in foreign currency, at value (4)	—	177,530 (a)	4,031	—
Receivables:
Investment securities sold	—	758,150	10,345,093	18,487,615
Shares of beneficial interest sold	2,435,484	—	—	—
Due from Adviser	—	987	—	—
Dividends and interest	1,287,905	266,663	6,576,069	43,975,903
Prepaid expenses	—	726	—	—
Total assets	1,292,104,506	22,966,854	439,526,224	3,271,993,548
Liabilities:
Total return swap contracts, at value	19,163	—	—	—
Payables:
Investment securities purchased	2,435,502	499,879	16,446,867	42,640,667
Collateral for securities loaned	70,215,021	—	13,409,641	179,924,911
Due to Adviser	408,833	—	138,526	662,454
Deferred Trustee fees	9,395	1,644	40,196	67,963
Accrued expenses	31,273	34,871	—	—
Total liabilities	73,119,187	536,394	30,035,230	223,295,995
NET ASSETS	$1,218,985,319	$22,430,460	$409,490,994	$3,048,697,553
Shares outstanding	75,075,000	1,000,000	20,800,000	105,250,000
Net asset value, redemption and offering price per share	$16.24	$22.43	$19.69	$28.97
Net Assets consist of:
Aggregate paid in capital	$1,306,405,749	$24,008,129	$630,799,195	$3,590,696,758
Total distributable loss	(87,420,430)	(1,577,669)	(221,308,201)	(541,999,205)
NET ASSETS	$1,218,985,319	$22,430,460	$409,490,994	$3,048,697,553
(1) Value of securities on loan	$99,823,380	$—	$14,660,530	$182,822,616
(2) Cost of investments - Unaffiliated issuers	$1,195,543,820	$22,178,502	$411,592,634	$3,042,760,920
(3) Cost of short-term investments held as collateral for securities loaned	$70,215,021	$—	$13,409,641	$179,924,911
(4) Cost of cash denominated in foreign currency	$—	$180,480	$4,001	$—

(a)	Includes $29,633 of foreign investor minimum settlement reserve funds (see Note 2H).

See Notes to Financial Statements

74

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)

	Green Bond ETF	IG Floating Rate ETF	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$105,195,443	$1,721,928,894	$25,004,065	$2,737,089,217
Short-term investments held as collateral for securities loaned (3)	1,127,848	6,450,895	831,568	22,895,846
Cash	1,353,733	11,408,044	409,805	197,008
Cash denominated in foreign currency, at value (4)	1,309	—	202,331	5,319,105
Receivables:
Investment securities sold	1,101,017	121,462,355	389,546	103,577,469
Shares of beneficial interest sold	—	43,348,368	—	102,285
Dividends and interest	973,709	12,428,139	416,431	52,601,022
Prepaid expenses	—	—	—	12,515
Total assets	109,753,059	1,917,026,695	27,253,746	2,921,794,467
Liabilities:
Payables:
Investment securities purchased	1,796,713	167,502,390	972,866	75,167,767
Collateral for securities loaned	1,127,848	6,450,895	831,568	22,895,846
Due to Adviser	18,160	197,470	8,667	663,733
Deferred Trustee fees	1,073	21,618	33,385	324,349
Accrued expenses	—	—	36	969,618
Total liabilities	2,943,794	174,172,373	1,846,522	100,021,313
NET ASSETS	$106,809,265	$1,742,854,322	$25,407,224	$2,821,773,154
Shares outstanding	4,450,000	68,350,000	1,200,000	116,722,682
Net asset value, redemption and offering price per share	$24.00	$25.50	$21.17	$24.18
Net Assets consist of:
Aggregate paid in capital	$117,021,061	$1,732,133,727	$45,844,426	$3,688,171,809
Total distributable earnings (loss)	(10,211,796)	10,720,595	(20,437,202)	(866,398,655)
NET ASSETS	$106,809,265	$1,742,854,322	$25,407,224	$2,821,773,154
(1) Value of securities on loan	$5,804,407	$7,906,579	$871,607	$22,217,355
(2) Cost of investments - Unaffiliated issuers	$110,878,712	$1,715,925,749	$26,199,464	$2,907,226,962
(3) Cost of short-term investments held as collateral for securities loaned	$1,127,848	$6,450,895	$831,568	$22,895,846
(4) Cost of cash denominated in foreign currency	$1,310	$—	$202,869	$5,316,877

See Notes to Financial Statements

75

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$9,505,677	$16,322,346	$292,217,330	$1,940,322,489
Short-term investments held as collateral for securities loaned (3)	36,928	77,523	21,768,075	49,289,642
Cash	103,400	61,866	2,409	25,443,126
Receivables:
Investment securities sold	581,908	872,484	—	—
Shares of beneficial interest sold	—	—	—	4,474,572
Dividends and interest	118,235	191,266	1,214,435	4,610,807
Federal and State income taxes	—	—	—	40,462
Total assets	10,346,148	17,525,485	315,202,249	2,024,181,098
Liabilities:
Payables:
Investment securities purchased	621,812	839,329	738,010	20,532,649
Collateral for securities loaned	36,928	77,523	21,768,075	49,289,642
Line of credit	—	—	531,272	—
Due to Adviser	2,018	2,647	101,594	668,303
Deferred Trustee fees	—	—	16,359	36,282
Accrued expenses	121	166	20,766	1,212
Total liabilities	660,879	919,665	23,176,076	70,528,088
NET ASSETS	$9,685,269	$16,605,820	$292,026,173	$1,953,653,010
Shares outstanding	450,000	775,000	26,200,000	109,150,000
Net asset value, redemption and offering price per share	$21.52	$21.43	$11.15	$17.90
Net Assets consist of:
Aggregate paid in capital	$11,088,908	$18,819,733	$464,740,278	$2,086,490,958
Total distributable loss	(1,403,639)	(2,213,913)	(172,714,105)	(132,837,948)
NET ASSETS	$9,685,269	$16,605,820	$292,026,173	$1,953,653,010
(1) Value of securities on loan	$263,176	$667,569	$81,531,311	$49,631,810
(2) Cost of investments - Unaffiliated issuers	$9,632,918	$16,820,935	$317,259,660	$1,921,862,452
(3) Cost of short-term investments held as collateral for securities loaned	$36,928	$77,523	$21,768,075	$49,289,642

See Notes to Financial Statements

76

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2024 (unaudited)

	BDC Income ETF	China Bond ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF
Income:
Dividends	$63,895,538	$—	$—	$—
Interest	61,075	309,205	13,071,814	97,807,235
Securities lending income	3,828,242	—	60,938	1,042,089
Net foreign taxes reclaimed/(withheld)	—	—	(8,942)	—
Total income	67,784,855	309,205	13,123,810	98,849,324
Expenses:
Management fees	2,339,543	48,730	774,628	3,837,587
Professional fees	—	31,231	—	—
Custody and accounting fees	—	23,412	—	—
Reports to shareholders	—	7,761	—	—
Trustees’ fees and expenses	—	305	—	—
Registration fees	—	3,512	—	—
Insurance	—	573	—	—
Interest	108,204	—	—	—
Taxes	25	204	182	185
Other	—	613	—	—
Total expenses	2,447,772	116,341	774,810	3,837,772
Expenses assumed by the Adviser	—	(55,225)	—	—
Net expenses	2,447,772	61,116	774,810	3,837,772
Net investment income	65,337,083	248,089	12,349,000	95,011,552

Net realized gain (loss) on:
Investments	(15,263,073)	(386,794)	(2,245,636)	(45,664,728)
In-kind redemptions	13,733,810	—	(16,382)	9,493,981
Capital gain distributions from investment companies	1,194,355	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	25,954	4	—
Net realized loss	(334,908)	(360,840)	(2,262,014)	(36,170,747)

Net change in unrealized appreciation (depreciation) on:
Investments	(31,071,528)	907,592	18,271,401	98,929,492
Swaps	(19,163)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	607	37	—
Net change in unrealized appreciation (depreciation)	(31,090,691)	908,199	18,271,438	98,929,492
Net increase in net assets resulting from operations	$33,911,484	$795,448	$28,358,424	$157,770,297

See Notes to Financial Statements

77

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2024 (unaudited)

	Green Bond ETF	IG Floating Rate ETF	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Income:
Dividends	$4,047	$—	$—	$—
Interest	2,012,590	51,631,829	761,853	93,835,004
Securities lending income	9,107	42,342	5,267	—
Net foreign taxes reclaimed/(withheld)	(2,891)	6,325	239	(1,575,628)
Total income	2,022,853	51,680,496	767,359	92,259,376
Expenses:
Management fees	100,074	1,169,624	54,190	3,834,107
Professional fees	—	—	—	26,473
Custody and accounting fees	—	—	—	314,508
Reports to shareholders	—	—	—	150,759
Trustees’ fees and expenses	—	—	—	32,386
Registration fees	—	—	—	3,270
Insurance	—	—	—	14,532
Interest	75	—	445	27,727
Taxes	185	184	185	203
Other	—	—	—	19,549
Total expenses	100,334	1,169,808	54,820	4,423,514
Expenses assumed by the Adviser	—	—	—	(135,464)
Net expenses	100,334	1,169,808	54,820	4,288,050
Net investment income	1,922,519	50,510,688	712,539	87,971,326

Net realized gain (loss) on:
Investments (1)	(113,034)	2,692,094	(304,220)	(61,009,944)
In-kind redemptions	—	1,100,621	(334,589)	1,027,576
Foreign currency transactions and foreign denominated assets and liabilities	—	—	5,549	(1,423,868)
Net realized gain (loss)	(113,034)	3,792,715	(633,260)	(61,406,236)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	3,073,044	(2,605,716)	1,724,853	78,329,512
Foreign currency translations and foreign denominated assets and liabilities	18	—	962	(681,941)
Net change in unrealized appreciation (depreciation)	3,073,062	(2,605,716)	1,725,815	77,647,571
Net increase in net assets resulting from operations	$4,882,547	$51,697,687	$1,805,094	$104,212,661
(1) Net of foreign taxes	$—	$—	$—	$(82,971)
(2) Net of foreign taxes	$—	$—	$—	$(183,803)

See Notes to Financial Statements

78

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2024 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Income:
Dividends	$—	$—	$14,643,231	$62,120,285
Interest	226,623	329,467	6,989	366,674
Securities lending income	633	617	271,273	279,946
Net foreign taxes reclaimed/(withheld)	—	—	—	(65,936)
Total income	227,256	330,084	14,921,493	62,700,969
Expenses:
Management fees	11,002	13,446	575,179	3,584,784
Interest	121	166	40,688	11,831
Taxes	185	185	185	185
Total expenses	11,308	13,797	616,052	3,596,800
Net investment income	215,948	316,287	14,305,441	59,104,169

Net realized gain (loss) on:
Investments	31,437	12,606	(21,603,580)	(52,389,192)
In-kind redemptions	—	—	2,606,900	743,386
Capital gain distributions from investment companies	—	—	38,754	590,553
Net realized gain (loss)	31,437	12,606	(18,957,926)	(51,055,253)

Net change in unrealized appreciation (depreciation) on:
Investments	266,197	368,086	28,820,929	130,424,499
Net change in unrealized appreciation (depreciation)	266,197	368,086	28,820,929	130,424,499
Net increase in net assets resulting from operations	$513,582	$696,979	$24,168,444	$138,473,415

See Notes to Financial Statements

79

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		China Bond ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$65,337,083	$89,851,157	$248,089	$765,062
Net realized gain (loss)	(334,908)	3,724,610	(360,840)	(3,361,989)
Net change in unrealized appreciation (depreciation)	(31,090,691)	93,198,589	908,199	1,766,414
Net increase (decrease) in net assets resulting from operations	33,911,484	186,774,356	795,448	(830,513)
Distributions to shareholders from:
Distributable earnings	(64,626,360)	(89,851,157)	(188,980)	—
Return of capital	—	(187,793)	—	(1,040,340)
Total distributions	(64,626,360)	(90,038,950)	(188,980)	(1,040,340)

Share transactions*:
Proceeds from sale of shares	244,886,611	510,600,418	—	2,165,020
Cost of shares redeemed	(79,528,151)	(100,247,033)	(2,252,116)	(19,651,805)
Net increase (decrease) in net assets resulting from share transactions	165,358,460	410,353,385	(2,252,116)	(17,486,785)
Total increase (decrease) in net assets	134,643,584	507,088,791	(1,645,648)	(19,357,638)
Net Assets, beginning of period	1,084,341,735	577,252,944	24,076,108	43,433,746
Net Assets, end of period	$1,218,985,319	$1,084,341,735	$22,430,460	$24,076,108
*Shares of Common Stock Issued (no par value)
Shares sold	14,650,000	31,825,000	—	100,000
Shares redeemed	(4,750,000)	(6,350,000)	(100,000)	(900,000)
Net increase (decrease)	9,900,000	25,475,000	(100,000)	(800,000)

See Notes to Financial Statements

80

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$12,349,000	$23,754,349	$95,011,552	$161,545,173
Net realized loss	(2,262,014)	(26,752,644)	(36,170,747)	(156,968,238)
Net change in unrealized appreciation (depreciation)	18,271,438	38,155,822	98,929,492	199,769,798
Net increase in net assets resulting from operations	28,358,424	35,157,527	157,770,297	204,346,733
Distributions to shareholders from:
Distributable earnings	(11,825,770)	(24,467,300)	(95,681,415)	(159,923,520)

Share transactions*:
Proceeds from sale of shares	34,928,266	58,806,313	277,860,760	1,563,881,393
Cost of shares redeemed	—	(142,479,278)	(217,596,613)	(1,465,425,739)
Net increase (decrease) in net assets resulting from share transactions	34,928,266	(83,672,965)	60,264,147	98,455,654
Total increase (decrease) in net assets	51,460,920	(72,982,738)	122,353,029	142,878,867
Net Assets, beginning of period	358,030,074	431,012,812	2,926,344,524	2,783,465,657
Net Assets, end of period	$409,490,994	$358,030,074	$3,048,697,553	$2,926,344,524
*Shares of Common Stock Issued (no par value)
Shares sold	1,800,000	3,200,000	9,650,000	56,000,000
Shares redeemed	—	(7,900,000)	(7,600,000)	(53,150,000)
Net increase (decrease)	1,800,000	(4,700,000)	2,050,000	2,850,000

See Notes to Financial Statements

81

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Bond ETF		IG Floating Rate ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$1,922,519	$2,862,304	$50,510,688	$78,989,141
Net realized gain (loss)	(113,034)	(817,987)	3,792,715	1,257,324
Net change in unrealized appreciation (depreciation)	3,073,062	(190,734)	(2,605,716)	17,025,169
Net increase in net assets resulting from operations	4,882,547	1,853,583	51,697,687	97,271,634
Distributions to shareholders from:
Distributable earnings	(1,857,210)	(2,789,760)	(50,421,335)	(77,301,370)

Share transactions*:
Proceeds from sale of shares	12,063,812	17,196,427	425,102,700	554,846,586
Cost of shares redeemed	—	—	(223,297,240)	(181,365,192)
Net increase in net assets resulting from share transactions	12,063,812	17,196,427	201,805,460	373,481,394
Total increase in net assets	15,089,149	16,260,250	203,081,812	393,451,658
Net Assets, beginning of period	91,720,116	75,459,866	1,539,772,510	1,146,320,852
Net Assets, end of period	$106,809,265	$91,720,116	$1,742,854,322	$1,539,772,510
*Shares of Common Stock Issued (no par value)
Shares sold	500,000	750,000	16,700,000	21,950,000
Shares redeemed	—	—	(8,800,000)	(7,200,000)
Net increase	500,000	750,000	7,900,000	14,750,000

See Notes to Financial Statements

82

 VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International High Yield Bond ETF		J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$712,539	$2,207,379	$87,971,326	$190,687,135
Net realized loss	(633,260)	(5,090,301)	(61,406,236)	(239,448,468)
Net change in unrealized appreciation (depreciation)	1,725,815	5,490,598	77,647,571	72,095,992
Net increase in net assets resulting from operations	1,805,094	2,607,676	104,212,661	23,334,659
Distributions to shareholders from:
Distributable earnings	(611,520)	(1,811,747)	(72,281,630)	(74,799,534)
Return of capital	—	(464,333)	—	(116,037,962)
Total distributions	(611,520)	(2,276,080)	(72,281,630)	(190,837,496)

Share transactions*:
Proceeds from sale of shares	—	—	115,993,004	362,831,748
Cost of shares redeemed	(6,214,351)	(35,962,025)	(104,827,062)	(640,998,130)
Net increase (decrease) in net assets resulting from share transactions	(6,214,351)	(35,962,025)	11,165,942	(278,166,382)
Total increase (decrease) in net assets	(5,020,777)	(35,630,429)	43,096,973	(445,669,219)
Net Assets, beginning of period	30,428,001	66,058,430	2,778,676,181	3,224,345,400
Net Assets, end of period	$25,407,224	$30,428,001	$2,821,773,154	$2,778,676,181
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	4,600,000	14,400,000
Shares redeemed	(300,000)	(1,800,000)	(4,300,000)	(26,300,000)
Net increase (decrease)	(300,000)	(1,800,000)	300,000	(11,900,000)

See Notes to Financial Statements

83

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics BBB Corporate Bond ETF		Moody’s Analytics IG Corporate Bond ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$215,948	$396,224	$316,287	$578,989
Net realized gain (loss)	31,437	(242,308)	12,606	(224,972)
Net change in unrealized appreciation (depreciation)	266,197	91,158	368,086	(67,098)
Net increase in net assets resulting from operations	513,582	245,074	696,979	286,919
Distributions to shareholders from:
Distributable earnings	(212,000)	(395,240)	(304,568)	(577,080)

Share transactions*:
Proceeds from sale of shares	1,089,023	—	3,819,905	—
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from share transactions	1,089,023	—	3,819,905	—
Total increase (decrease) in net assets	1,390,605	(150,166)	4,212,316	(290,161)
Net Assets, beginning of period	8,294,664	8,444,830	12,393,504	12,683,665
Net Assets, end of period	$9,685,269	$8,294,664	$16,605,820	$12,393,504
*Shares of Common Stock Issued (no par value)
Shares sold	50,000	—	175,000	—
Shares redeemed	—	—	—	—
Net increase	50,000	—	175,000	—

See Notes to Financial Statements

84

 VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF		Preferred Securities ex Financials ETF
	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (unaudited)	Year Ended April 30, 2024
Operations:
Net investment income	$14,305,441	$23,290,638	$59,104,169	$99,354,821
Net realized loss	(18,957,926)	(17,394,242)	(51,055,253)	(31,324,978)
Net change in unrealized appreciation (depreciation)	28,820,929	9,541,624	130,424,499	(4,235,878)
Net increase in net assets resulting from operations	24,168,444	15,438,020	138,473,415	63,793,965
Distributions to shareholders from:
Distributable earnings	(14,364,450)	(23,290,638)	(52,568,420)	(103,210,465)
Return of capital	—	(2,175,757)	—	—
Total distributions	(14,364,450)	(25,466,395)	(52,568,420)	(103,210,465)

Share transactions*:
Proceeds from sale of shares	40,368,714	98,094,333	285,612,426	610,528,274
Cost of shares redeemed	(14,189,073)	(21,455,897)	(6,082,558)	(42,538,023)
Net increase in net assets resulting from share transactions	26,179,641	76,638,436	279,529,868	567,990,251
Total increase in net assets	35,983,635	66,610,061	365,434,863	528,573,751
Net Assets, beginning of period	256,042,538	189,432,477	1,588,218,147	1,059,644,396
Net Assets, end of period	$292,026,173	$256,042,538	$1,953,653,010	$1,588,218,147
*Shares of Common Stock Issued (no par value)
Shares sold	3,500,000	8,650,000	16,150,000	35,350,000
Shares redeemed	(1,250,000)	(1,900,000)	(350,000)	(2,500,000)
Net increase	2,250,000	6,750,000	15,800,000	32,850,000

See Notes to Financial Statements

85

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$16.64		$14.54	$16.76	$16.76	$10.75	$16.55
Net investment income (a)	0.94		1.84	1.63	1.44	1.43	1.54
Net realized and unrealized gain (loss) on investments	(0.42)		2.04	(2.18)	(0.06)	6.02	(5.86)
Total from investment operations	0.52		3.88	(0.55)	1.38	7.45	(4.32)
Distributions from:
Net investment income	(0.92)		(1.78)	(1.63)	(1.38)	(1.44)	(1.48)
Return of capital	—		— (b)	(0.04)	—	— (b)	—
Total distributions	(0.92)		(1.78)	(1.67)	(1.38)	(1.44)	(1.48)
Net asset value, end of period	$16.24		$16.64	$14.54	$16.76	$16.76	$10.75
Total return (c)	3.07%		28.03%	(2.60)%	8.23%	73.81%	(27.77)%

Ratios to average net assets
Gross expenses (d)(e)	0.42	%(f)	0.42%	0.42%	0.41%	0.46%	0.48%
Net expenses (d)(e)	0.42	%(f)	0.42%	0.42%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes (d)(e)	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (d)	11.17	%(f)	11.60%	10.75%	8.34%	10.57%	9.95%
Supplemental data
Net assets, end of period (in millions)	$1,219		$1,084	$577	$625	$412	$170
Portfolio turnover rate (g)	10%		12%	28%	29%	26%	22%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Periods after April 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

86

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$21.89		$22.86	$23.56	$24.07	$22.39	$22.89
Net investment income (a)	0.23		0.51	0.57	0.66	0.73	0.87
Net realized and unrealized gain (loss) on investments	0.48		(0.79)	(0.76)	(0.40)	1.60	(0.49)
Total from investment operations	0.71		(0.28)	(0.19)	0.26	2.33	0.38
Distributions from:
Net investment income	(0.17)		—	— (b)	(0.76)	(0.65)	(0.79)
Return of capital	—		(0.69)	(0.51)	(0.01)	—	(0.09)
Total distributions	(0.17)		(0.69)	(0.51)	(0.77)	(0.65)	(0.88)
Net asset value, end of period	$22.43		$21.89	$22.86	$23.56	$24.07	$22.39
Total return (c)	3.28%		(1.21)%	(0.80)%	1.02%	10.56%	1.76%

Ratios to average net assets
Gross expenses	0.95	%(d)	0.79%	0.51%	0.52%	0.68%	3.53%
Net expenses	0.50	%(d)	0.51%	0.51%	0.51%	0.50%	0.50%
Net expenses excluding interest and taxes	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.04	%(d)	2.31%	2.51%	2.69%	3.07%	3.93%
Supplemental data
Net assets, end of period (in millions)	$22		$24	$43	$130	$104	$4
Portfolio turnover rate (e)	68%		65%	10%	60%	17%	21%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

87

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$18.84		$18.19	$19.52	$23.63	$20.54	$23.34
Net investment income (a)	0.62		1.15	1.10	1.20	1.29	1.42
Net realized and unrealized gain (loss) on investments	0.83		0.67	(1.25)	(4.11)	3.06	(2.77)
Total from investment operations	1.45		1.82	(0.15)	(2.91)	4.35	(1.35)
Distributions from:
Net investment income	(0.60)		(1.17)	(1.18)	(1.20)	(1.26)	(1.45)
Net asset value, end of period	$19.69		$18.84	$18.19	$19.52	$23.63	$20.54
Total return (b)	7.76%		10.50%	(0.56)%	(12.84)%	21.53%	(6.27)%

Ratios to average net assets
Gross expenses (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.45%	0.47%
Net expenses (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.38	%(d)	6.32%	6.08%	5.39%	5.58%	6.19%
Supplemental data
Net assets, end of period (in millions)	$409		$358	$431	$1,152	$784	$308
Portfolio turnover rate (e)	16%		30%	21%	34%	31%	28%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

88

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024		2023	2022	2021	2020

Net asset value, beginning of period	$28.36		$27.74		$28.94	$32.20	$26.84	$29.00
Net investment income (a)	0.90		1.61		1.29	1.19	1.49	1.54
Net realized and unrealized gain (loss) on investments	0.62		0.61		(1.15)	(3.22)	5.35	(2.16)
Total from investment operations	1.52		2.22		0.14	(2.03)	6.84	(0.62)
Distributions from:
Net investment income	(0.91)		(1.60)		(1.34)	(1.23)	(1.48)	(1.54)
Net asset value, end of period	’$28.97		$28.36		$27.74	$28.94	$32.20	$26.84
Total return (b)	5.42%		8.26%		0.60%	(6.63)%	25.95%	(2.38)%

Ratios to average net assets
Gross expenses (c)	0.25	%(d)	0.33	%(e)	0.35%	0.35%	0.43%	0.43%
Net expenses (c)	0.25	%(d)	0.33	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	6.19	%(d)	5.77	%(e)	4.68%	3.70%	4.83%	5.35%
Supplemental data
Net assets, end of period (in millions)	$3,049		$2,926		$2,783	$3,826	$4,915	$1,683
Portfolio turnover rate (f)	12%		71%		31%	44%	27%	68%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Effective March 7, 2024, the unitary management fee rate changed from 0.35% to 0.25%
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

89

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$23.22		$23.58	$24.13	$27.16	$26.85	$25.87
Net investment income (a)	0.46		0.81	0.63	0.55	0.55	0.58
Net realized and unrealized gain (loss) on investments	0.77		(0.38)	(0.54)	(3.03)	0.28 (b)	1.00
Total from investment operations	1.23		0.43	0.09	(2.48)	0.83	1.58
Distributions from:
Net investment income	(0.45)		(0.79)	(0.64)	(0.55)	(0.52)	(0.50)
Return of capital	—		—	—	—	—	(0.10)
Total distributions	(0.45)		(0.79)	(0.64)	(0.55)	(0.52)	(0.60)
Net asset value, end of period	$24.00		$23.22	$23.58	$24.13	$27.16	$26.85
Total return (c)	5.34%		1.89%	0.41%	(9.30)%	3.07%	6.17%

Ratios to average net assets
Gross expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.65%	0.83%
Net expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.23%
Net expenses excluding interest and taxes (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.84	%(e)	3.48%	2.71%	2.07%	2.01%	2.17%
Supplemental data
Net assets, end of period (in millions)	$107		$92	$75	$95	$84	$32
Portfolio turnover rate (f)	7%		14%	20%	19%	25%	83%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

90

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	IG Floating Rate ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$25.47		$25.08	$25.07	$25.33	$24.61	$25.25
Net investment income (a)	0.78		1.59	0.98	0.14	0.23	0.68
Net realized and unrealized gain (loss) on investments	0.02		0.38	(0.09)	(0.25)	0.76	(0.61)
Total from investment operations	0.80		1.97	0.89	(0.11)	0.99	0.07
Distributions from:
Net investment income	(0.77)		(1.58)	(0.88)	(0.15)	(0.27)	(0.71)
Net asset value, end of period	$25.50		$25.47	$25.08	$25.07	$25.33	$24.61
Total return (b)	3.17%		8.12%	3.61%	(0.45)%	4.07%	0.26%

Ratios to average net assets
Gross expenses (c)	0.14	%(d)	0.14%	0.14%	0.14%	0.39%	0.40%
Net expenses (c)	0.14	%(d)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	6.05	%(d)	6.31%	3.95%	0.56%	0.93%	2.70%
Supplemental data
Net assets, end of period (in millions)	$1,743		$1,540	$1,146	$1,135	$560	$461
Portfolio turnover rate (e)	54%		89%	55%	78%	72%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

91

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.29		$20.02	$20.90	$25.71	$22.21	$24.54
Net investment income (a)	0.55		1.06	0.96	1.02	1.13	1.26
Net realized and unrealized gain (loss) on investments	0.81		0.33	(0.85)	(4.78)	3.54	(2.33)
Total from investment operations	1.36		1.39	0.11	(3.76)	4.67	(1.07)
Distributions from:
Net investment income	(0.48)		(0.88)	(0.89)	(1.05)	(1.10)	(1.17)
Return of capital	—		(0.24)	(0.10)	—	(0.07)	(0.09)
Total distributions	(0.48)		(1.12)	(0.99)	(1.05)	(1.17)	(1.26)
Net asset value, end of period	$21.17		$20.29	$20.02	$20.90	$25.71	$22.21
Total return (b)	6.78%		7.13%	0.78%	(15.07)%	21.30%	(4.67)%

Ratios to average net assets
Gross expenses (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.56%	0.62%
Net expenses (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	5.26	%(d)	5.27%	4.89%	4.21%	4.54%	5.17%
Supplemental data
Net assets, end of period (in$ millions)	$25		$30	$66	$79	$100	$89
Portfolio turnover rate (e)	14%		31%	22%	25%	33%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

92

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$23.87		$25.13	$25.33	$31.14	$29.36	$33.11
Net investment income (a)	0.76		1.52	1.43	1.47	1.55	2.00
Net realized and unrealized gain (loss) on investments	0.18		(1.25)	(0.21)	(5.84)	1.78	(3.75)
Total from investment operations	0.94		0.27	1.22	(4.37)	3.33	(1.75)
Distributions from:
Net investment income	(0.63)		(0.60)	(0.18)	(0.77)	(0.01)	(0.48)
Return of capital	—		(0.93)	(1.24)	(0.67)	(1.54)	(1.52)
Total distributions	(0.63)		(1.53)	(1.42)	(1.44)	(1.55)	(2.00)
Net asset value, end of period	$24.18		$23.87	$25.13	$25.33	$31.14	$29.36
Total return (b)	3.93%		1.03%	5.16%	(14.56)%	11.40%	(5.79)%

Ratios to average net assets
Gross expenses	0.31	%(c)	0.31%	0.31%	0.32%	0.31%	0.36%
Net expenses	0.30	%(c)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.19	%(c)	6.10%	5.87%	5.00%	4.92%	6.05%
Supplemental data
Net assets, end of period (in millions)	$2,822		$2,779	$3,224	$3,073	$3,380	$3,339
Portfolio turnover rate (d)	19%		37%	29%	33%	40%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

93

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics BBB Corporate Bond ETF
	Six Months Ended October 31, 2024		Year Ended April 30,			Period Ended April 30,
	(unaudited)		2024	2023	2022	2021 (a)

Net asset value, beginning of period	$20.74		$21.11	$21.52	$24.73	$25.00
Net investment income (b)	0.53		0.99	0.78	0.55	0.22
Net realized and unrealized gain (loss) on investments	0.78		(0.37)	(0.44)	(3.19)	(0.30)
Total from investment operations	1.31		0.62	0.34	(2.64)	(0.08)
Distributions from:
Net investment income	(0.53)		(0.99)	(0.75)	(0.57)	(0.19)
Net asset value, end of period	$21.52		$20.74	$21.11	$21.52	$24.73
Total return (c)	6.38%		3.02%	1.70%	(10.96)%	(0.32)%

Ratios to average net assets
Expenses	0.26	%(d)	0.25%	0.25%	0.25%	0.25	%(d)
Expenses excluding interest and taxes	0.25	%(d)	0.25%	0.25%	0.25%	0.25	%(d)
Net investment income	4.91	%(d)	4.78%	3.75%	2.26%	2.14	%(d)
Supplemental data
Net assets, end of period (in millions)	$10		$8	$8	$9	$10
Portfolio turnover rate (e)	31%		62%	91%	48%	35%

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

94

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics IG Corporate Bond ETF
	Six Months Ended October 31, 2024		Year Ended April 30,			Period Ended April 30,
	(unaudited)		2024	2023	2022	2021 (a)

Net asset value, beginning of period	$20.66		$21.14	$21.61	$24.58	$25.00
Net investment income (b)	0.51		0.96	0.74	0.52	0.21
Net realized and unrealized gain (loss) on investments	0.76		(0.48)	(0.49)	(2.96)	(0.45)
Total from investment operations	1.27		0.48	0.25	(2.44)	(0.24)
Distributions from:
Net investment income	(0.50)		(0.96)	(0.72)	(0.53)	(0.18)
Net asset value, end of period	$21.43		$20.66	$21.14	$21.61	$24.58
Total return (c)	6.18%		2.36%	1.22%	(10.15)%	(0.97)%

Ratios to average net assets
Expenses	0.21	%(d)	0.20%	0.20%	0.20%	0.20	%(d)
Expenses excluding interest and taxes	0.20	%(d)	0.20%	0.20%	0.20%	0.20	%(d)
Net investment income	4.70	%(d)	4.66%	3.53%	2.13%	2.10	%(d)
Supplemental data
Net assets, end of period (in millions)	$17		$12	$13	$13	$15
Portfolio turnover rate (e)	29%		54%	84%	53%	28%

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

95

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$10.69		$11.01	$15.23	$19.45	$11.42	$23.63
Net investment income (a)	0.57		1.17	1.21	0.76	0.86	1.45
Net realized and unrealized gain (loss) on investments	0.46		(0.22)	(3.82)	(3.44)	8.49	(11.90)
Total from investment operations	1.03		0.95	(2.61)	(2.68)	9.35	(10.45)
Distributions from:
Net investment income	(0.57)		(1.16)	(1.21)	(0.79)	(0.83)	(1.45)
Return of capital	—		(0.11)	(0.40)	(0.75)	(0.49)	(0.31)
Total distributions	(0.57)		(1.27)	(1.61)	(1.54)	(1.32)	(1.76)
Net asset value, end of period	$11.15		$10.69	$11.01	$15.23	$19.45	$11.42
Total return (b)	9.58%		8.59%	(16.95)%	(14.74)%	85.71%	(46.63)%

Ratios to average net assets
Gross expenses (c)	0.43	%(d)	0.43%	0.43%	0.41%	0.49%	0.50%
Net expenses (c)	0.43	%(d)	0.43%	0.43%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	9.95	%(d)	10.40%	9.30%	4.15%	5.55%	6.70%
Supplemental data
Net assets, end of period (in millions)	$292		$256	$189	$211	$310	$119
Portfolio turnover rate (e)	17%		16%	19%	12%	31%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

96

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	Six Months		Year Ended April 30,
	Ended October 31, 2024 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$17.01		$17.51	$19.15	$20.97	$18.23	$19.37
Net investment income (a)	0.59		1.29	1.12	1.01	0.98	1.06
Net realized and unrealized gain (loss) on investments	0.82		(0.45)	(1.62)	(1.68)	2.72	(1.12)
Total from investment operations	1.41		0.84	(0.50)	(0.67)	3.70	(0.06)
Distributions from:
Net investment income	(0.52)		(1.34)	(1.14)	(1.13)	(0.96)	(1.08)
Return of capital	—		—	—	(0.02)	—	—
Total distributions	(0.52)		(1.34)	(1.14)	(1.15)	(0.96)	(1.08)
Net asset value, end of period	$17.90		$17.01	$17.51	$19.15	$20.97	$18.23
Total return (b)	8.36%		5.04%	(2.50)%	(3.61)%	20.78%	(0.54)%

Ratios to average net assets
Gross expenses (c)	0.40	%(d)	0.40%	0.41%	0.40%	0.43%	0.44%
Net expenses (c)	0.40	%(d)	0.40%	0.41%	0.40%	0.40%	0.41%
Net expenses excluding interest and taxes (c)	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.60	%(d)	7.55%	6.28%	4.79%	4.97%	5.41%
Supplemental data
Net assets, end of period (in millions)	$1,954		$1,588	$1,060	$1,002	$948	$689
Portfolio turnover rate (e)	14%		27%	27%	37%	36%	45%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Periods after April 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

97

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2024 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Diversified
IG Floating Rate ETF (“Floating Rate”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	ChinaBond China High Quality Bond Index
Emerging Markets High Yield	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE US Fallen Angel High Yield 10% Constrained Index
Green Bond	S&P Green Bond U.S. Dollar Select Index
Floating Rate	MVIS® US Investment Grade Floating Rate Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Moody’s Analytics BBB	MVIS® Moody’s Analytics® US BBB Corporate Bond Index
Moody’s Analytics IG	MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for BDC Income. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to BDC Income. VEAC and VEARA are collectively referred to as the “Adviser”.

The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Bond seeks to achieve its investment objective by primarily investing in RMB bonds through Bond Connect. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective by investing in a portfolio of securities in substantially the same weighting as their index. BDC Income may invest in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. BDC Income may also invest in exchange-traded notes.

98

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.        Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

99

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. If a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of return of capital the Fund will notify shareholders of the estimated composition of such distribution Dividends from net investment income are subject to recharacterization for tax purposes. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations.Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of October 31, 2024.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified
100

date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps— The BDC Income ETF invests in total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s total return swap transactions may contain provisions for early termination of a total return swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the total return swap and require the Fund to pay or receive a settlement amount in connection with the terminated total return swap transaction. The total return swap position held by the BDC Income ETF at October 31, 2024 is reflected in the Fund’s Schedule of Investments.

During the six months ended October 31, 2024, the BDC Income ETF held total return swap contracts for one month with an average monthly notional amount of $10,007,968.

At October 31, 2024, the BDC Income ETF held derivatives (not designated as hedging instruments under GAAP):

Liabilities Derivatives
Commodities Futures Risk
BDC Income ETF
Swap contracts[1]	$19,163

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the six months ended October 31, 2024 was as follows:

Commodities Futures Risk
BDC Income ETF
Net change in unrealized appreciation (depreciation):
Swap contracts[1]	$(19,163)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the
101

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at October 31, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of October 31, 2024. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
BDC Income ETF
Total return swap contracts	$19,163	$—	$19,163	$—	$19,163

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

China Bond is required to hold foreign investor minimum settlement reserve funds by the China Securities Depository and Clearing Corporation Limited. Refer to cash denominated in foreign currency, at value on the Statement of Assets and Liabilities for the amount held at October 31, 2024.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2025, to waive management fees and assume expenses to prevent total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the six months ended October 31, 2024 are as follows:

102

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

Refer to the Statements of Operations for amounts assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Management Fee Rate
BDC Income	0.40%
Emerging Markets High Yield	0.40
Fallen Angel	0.25
Floating Rate	0.14
Green Bond	0.20
International High Yield	0.40
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20
Mortgage REIT	0.40
Preferred Securities	0.40

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2024, the Adviser owned approximately 73% of Moody’s Analytics BBB.

Note 4—Capital Share Transactions—As of October 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the six months ended October 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$116,697,733	$120,402,130	$243,722,169	$84,363,122
China Bond	14,488,586	16,894,183	—	—
103

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Emerging Markets High Yield	63,295,609	60,921,287	34,405,070	—
Fallen Angel	364,077,039	366,164,245	248,940,691	197,404,921
Floating Rate	958,454,648	883,454,135	364,038,875	205,575,103
Green Bond	7,389,120	6,711,235	10,295,924	—
International High Yield	3,977,355	3,642,049	—	6,187,094
J.P. Morgan EM	534,269,812	557,649,587	63,256,179	59,822,128
Moody’s Analytics BBB	2,629,547	2,669,105	1,077,844	—
Moody’s Analytics IG	3,852,908	3,954,313	3,813,724	—
Mortgage REIT	51,584,367	48,414,771	40,292,901	14,572,291
Preferred Securities	255,699,527	241,657,612	277,136,083	6,081,738

Note 6—Income Taxes—As of October 31, 2024, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$1,272,872,410	$56,469,524	$(41,165,028)	$15,304,496
China Bond	22,178,502	266,161	(692,298)	(426,137)
Emerging Markets High Yield	426,657,101	8,798,049	(20,659,917)	(11,861,868)
Fallen Angel	3,246,064,687	41,184,496	(116,309,923)	(75,125,427)
Floating Rate	1,722,926,190	6,349,668	(896,069)	5,453,599
Green Bond	112,072,178	828,295	(6,577,182)	(5,748,887)
International High Yield	27,145,561	619,443	(1,929,371)	(1,309,928)
J.P. Morgan EM	3,026,094,165	34,640,292	(300,749,394)	(266,109,102)
Moody’s Analytics BBB	9,685,333	149,827	(292,555)	(142,728)
Moody’s Analytics IG	16,901,356	161,114	(662,601)	(501,487)
Mortgage REIT	340,801,407	5,937,182	(32,753,184)	(26,816,002)
Preferred Securities	1,981,453,372	58,650,027	(50,491,268)	8,158,759

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the six months ended October 31, 2024, the net realized gains (losses) from foreign currency translations were as follows:

China Bond	$ (589,263)
International High Yield	(152,895)
J.P. Morgan EM	(47,164,432)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended October 31, 2024, the Funds did not incur any interest or penalties.

China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond

104

market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the former Sub-Adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the former Sub-Adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, China Bond, Floating Rate, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak.

105

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. BDC Income may invest in total return swap agreements that provide economic exposure to the investment returns of underlying BDC companies. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security.

China Bond, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, J.P. Morgan EM, Moody’s Analytics BBB, and Moody’s Analytics IG invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of

106

1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for BDC Income, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021. Moody’s Analytics BBB and Moody’s Analytics IG commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at October 31, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of October 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$99,823,380	$70,215,021	$33,581,359	$103,796,380
Emerging Markets High Yield	14,660,530	13,409,641	1,842,008	15,251,649
Fallen Angel	182,822,616	179,924,911	10,352,424	190,277,335
Floating Rate	7,906,579	6,450,895	1,686,703	8,137,598
Green Bond	5,804,407	1,127,848	4,868,880	5,996,728
International High Yield	871,607	831,568	82,213	913,781
J.P. Morgan EM	22,217,355	22,895,846	–	22,895,846
Moody’s Analytics BBB	263,176	36,928	254,890	291,818
Moody’s Analytics IG	667,569	77,523	611,885	689,408
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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Mortgage REIT	81,531,311	21,768,075	63,700,189	85,468,264
Preferred Securities	49,631,810	49,289,642	2,266,673	51,556,315

The following table presents money market fund investments held as collateral by type of security on loan as of October 31, 2024:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
BDC Income	$–	$70,215,021	$–
Emerging Markets High Yield	13,409,641	–	–
Fallen Angel	179,924,911	–	–
Green Bond	559,838	–	568,010
Floating Rate	6,450,895	–	–
International High Yield	831,568	–	–
J.P. Morgan EM	–	–	22,895,846
Moody’s Analytics BBB	36,928	–	–
Moody’s Analytics IG	77,523	–	–
Mortgage REIT	–	21,768,075	–
Preferred Securities*	–	49,289,642	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended October 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	116	$5,007,646	6.53%
Green Bond	1	405,400	6.68
International High Yield	21	107,630	6.68
J.P. Morgan EM	48	1,974,709	6.66
Mortgage REIT	87	2,617,666	6.52
Preferred Securities	20	1,836,183	6.53

Outstanding loan balances as of October 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review— On December 17, 2024, the Board approved a change to BDC Income, China Bond, International High Yield, J.P. Morgan EM, Mortgage REIT and Preferred Securities Funds’ fiscal year end from April 30 to December 31.

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Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.

109

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 7, 2024 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck CEF Muni Income ETF, China Bond ETF, Dynamic High Income ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, High Yield Muni ETF, HIP Sustainable Muni ETF, IG Floating Rate ETF, Intermediate Muni ETF, International High Yield Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Long Muni ETF, Moody’s Analytics BBB Corporate Bond ETF, Moody’s Analytics IG Corporate Bond ETF, Mortgage REIT Income ETF, Muni ETF, Preferred Securities ex Financials ETF, Short High Yield Muni ETF and Short Muni ETF and (ii) the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreement”) with respect to the VanEck BDC Income ETF. The VEAC Investment Management Agreements and the VEARA Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 3, 2024. At that meeting, the Trustees discussed the information the Advisers and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds (except for the VanEck Muni ETF, which had not commenced operations) (each, an “Operating Fund” and together, the “Operating Funds”) and the Operating Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and their respective affiliates as a result of the Advisers’ relationships with the Funds. In reviewing performance information for the Operating Funds against their peer groups, the Trustees considered that each Operating Fund, except the VanEck Dynamic High Income ETF and HIP Sustainable Muni ETF, has a different investment objective than the funds in its designated peer group and, therefore, each such Operating Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Operating Fund which was not provided by Broadridge and which did not compare each Operating Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Operating Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Advisers at the Renewal Meeting and the May 3, 2024 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers provide under, the Investment Management Agreements, including, where applicable, (i) with respect to each Fund except the VanEck China Bond ETF and J.P. Morgan EM Local Currency Bond ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of the Unitary Funds (excluding the fee payment under the applicable Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) with respect to the VanEck China Bond ETF and J.P. Morgan EM Local Currency Bond ETF (the “Non-Unitary Funds”), VEAC’s commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) to the extent

110

necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Advisers and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Operating Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Operating Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Operating Fund except for VanEck Dynamic High Income ETF and HIP Sustainable Muni ETF (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the Advisers regarding the performance of the VanEck Dynamic High Income ETF and HIP Sustainable Muni ETF, each an actively managed ETF, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck Dynamic High Income ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on November 1, 2022 through December 31, 2023, due to its exposure to diversifying assets, such as long-term U.S. Treasuries, dividend-paying equities and emerging market bonds, according to the Adviser. The Trustees also noted that the VanEck HIP Sustainable Muni ETF had underperformed its benchmark for the one-year period ended December 31, 2023 and the period since its inception on September 8, 2021, due to interest rate volatility and differences in duration and curve exposures between the Fund and its benchmark, according to the Adviser.

The Trustees also considered information relating to the financial condition of the Advisers and the current status, as they understood it, of the Advisers’ compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Operating Funds’ expenses to that of certain other registered funds. The Trustees noted that the information provided showed that each Operating Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck China Bond ETF, Moody’s Analytics IG Corporate Bond ETF and Short High Yield Muni ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck BDC Income ETF, International High Yield Bond ETF and Moody’s Analytics BBB Corporate Bond ETF had management fees above the average and median of its respective peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had management fees above the average and below the median of its peer group of funds, and the VanEck Green Bond ETF had management fees below the average and above the median of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck BDC Income ETF, China Bond ETF, International High Yield Bond ETF and Moody’s Analytics BBB Corporate Bond ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, and the VanEck Fallen Angel High Yield Bond ETF had a total expense ratio above the average and below the median of its peer group of funds. The Trustees reviewed the amounts by which certain Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Advisers from serving as advisers to the Funds.

The Trustees also considered information provided by the Advisers about their overall profitability and profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in an Operating Fund increase. The

111

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Trustees considered the potential variability in the net assets of the Operating Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that VEAC has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund is reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers with respect to the Operating Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Operating Funds.

The Trustees did not consider historical information about the cost of the services provided by VEAC or the profitability of the VanEck Muni ETF to VEAC because VanEck Muni ETF had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the VanEck Muni ETF by VEAC, although they concluded that the nature, quality and extent of the services to be provided by VEAC were appropriate based on the Trustees’ knowledge of VEAC and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 3, 2024 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each of the Investment Management Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Investment Management Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

112

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date January 8, 2025

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date January 8, 2025